[PHOTO]

VANGUARD
INDEX TRUST

Annual Report
December 31, 1996

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson (who is also shown, accepting a surrender, in a detail from a nineteenth-century engraving); and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

[PHOTO]

VANGUARD HAS ALWAYS STRIVED TO BE THE STANDARD-BEARER for mutual fund disclosure, going well beyond the "letter of the law" in our shareholder communications. During the past year, we raised the standard once again by rewriting and reformatting our Fund prospectuses. They are designed to ensure that prospective investors fully understand, before they make an investment, each Fund's investment strategies, risks, and costs. In that spirit, we have redesigned our Annual Reports to shareholders, which provide a comprehensive discussion and analysis of the year's results in the context of each Fund's investment objectives and policies. Since Vanguard has long been recognized for the quality and content of these Fund Reports, our overriding objective was to maintain the character of the previous Reports, while adding information to assist shareholders in understanding the investment characteristics of their Fund.

THE NEW FUND REPORTS INCLUDE A MESSAGE TO SHAREHOLDERS from Chairman John C. Bogle and President John J. Brennan. This Message continues to provide a candid assessment of the Fund's performance relative to an appropriate unmanaged market benchmark and a peer group of mutual funds with similar investment policies. It also reviews the principal factors contributing to--and detracting from--the returns earned by the Fund. To help you evaluate your Fund's current-year performance, the Message includes a discussion of the Fund's long-term investment results, as well as a look ahead to the prospects for the coming year. A recap of the financial markets, which had been included as part of the Chairman's letter, now appears in The Markets In Perspective. This overview covers the world's financial markets, putting the results of the Fund's strategy in a global perspective.

THE PORTFOLIO PROFILE REPRESENTS AN ADDITION TO OUR FUND REPORTS. In this day and age, many investors use detailed statistical information to evaluate their mutual fund holdings, and our new Portfolio Profile furnishes shareholders with comprehensive data on key characteristics--sector diversification, volatility, top-ten holdings, among others--that ultimately define how a Fund is likely to perform in various market environments. For this information to be used effectively, we include a brief description of the profiled characteristics. The Report From The Adviser (for our traditionally managed Funds) now covers specific topics that we have defined as being the important ones for the adviser to address--and we do our best to ensure that this Report is written in the same simple and candid manner that characterizes all Vanguard communications. Finally, each Adviser's Report will include an inset reminder of the adviser's basic investment philosophy.

WE TRUST THAT THIS REDESIGNED FUND REPORT will continue to meet your need for a fair, candid, and clear presentation of your Fund's investment results and a thorough portfolio review. We welcome any comments that you might have at any time regarding these Reports.

                                    CONTENTS

                                  A Message To
                                Our Shareholders
                                       1


                                  The Markets
                                 In Perspective
                                       7


                                  Performance
                                   Summaries
                                       9


                                   Portfolio
                                    Profiles
                                       15


                                   Financial
                                   Statements
                                       22


                                   Report Of
                                  Independent
                                  Accountants
                                       43


                                  Trustees And
                                    Officers

                               INSIDE BACK COVER

[PHOTO]
John C. Bogle

[PHOTO]
John J. Brennan



FELLOW SHAREHOLDER,


     The U.S. stock market turned in another banner performance in 1996, as did the six Portfolios of Vanguard Index Trust. In the twelve months ended December 31, our flagship 500 Portfolio celebrated its 20th anniversary in fine style, providing a total return of +22.9%, a hair behind its benchmark, the Standard & Poor's 500 Composite Stock Price Index. Our performance exceeded the returns of three-fourths of all actively managed equity mutual funds. The five other Portfolios of the Trust provided returns ranging from +17.6% to +23.7% in 1996, and each succeeded in tracking its target index with considerable accuracy.

     The table at right shows the total returns (capital change plus reinvested dividends) achieved by our six Portfolios compared with the returns on their respective unmanaged benchmarks. Per-share figures for each Portfolio, including net asset values, income dividends, and capital gains distributions, are presented in the table that follows this letter.

--------------------------------------------------------
                                    TOTAL RETURNS
                            YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------
                               VANGUARD     COMPARATIVE
                               PORTFOLIO      INDEX*
--------------------------------------------------------
LARGE-CAP STOCKS
    500 Portfolio                 +22.9%        +23.0%
    Growth Portfolio              +23.7         +24.0
    Value Portfolio               +21.9         +22.0
--------------------------------------------------------
MID- AND SMALL-CAP STOCKS
    Extended Market Portfolio     +17.6%        +17.2%
    SmallCap Stock Portfolio      +18.1         +16.5
--------------------------------------------------------
ALL STOCKS
    Total Stock Market Portfolio  +21.0%       +21.2%
--------------------------------------------------------

*The respective indexes are the S&P 500 Index, the S&P/BARRA Growth and Value
 Indexes, the Wilshire 4500 Index, the Russell 2000 Index, and the Wilshire 5000 Index.


1996 PERFORMANCE OVERVIEW

In a nearly ideal environment of moderate economic growth, rising corporate profits, and continued low inflation, the U.S. stock market continued to flourish last year. Interest rates fluctuated substantially, rising early in the year along with estimates of the economy's strength, then declining in the autumn as estimates of economic growth abated--and with them, inflation anxieties. However, interest rates closed the year with a sharp upward spike in December. The yield on the benchmark 30-year U.S. Treasury bond finished 1996 at 6.6%--up about six-tenths of a percentage point from 6.0% at the end of 1995--driving the long bond's price down by nearly -8%.

     In contrast, the price trend for common stocks was virtually one-way: up. The S&P 500 Index provided positive returns in all but two months (July and December). As usual, however, not all segments of the equity market performed alike. Through the first five months of 1996, small- and mid-capitalization stocks, especially those in the technology sector, outpaced larger-cap stocks. But the tide turned during the remainder of the year, as Wall Street's motto seemed to become "bigger is better." For the full year, large-cap stocks provided the highest returns, while mid-cap and small-cap stocks trailed the market's behemoths. This progression is evident in the returns on our Portfolios and their benchmarks: The S&P 500 Index provided a +23.0% return, the Wilshire 4500 Equity Index of mid- and small-cap stocks returned +17.2% and the small-cap Russell 2000 Index trailed with a return of +16.5%.

     This large-cap bias explains a good portion of the strong performance of the S&P 500 Index and our 500 Portfolio not only in 1996, but during the prior two years. The median stock in the Index had a market capitalization of $24.5 billion at year-end versus a median market cap of $1.2 billion for the Wilshire 4500 Equity Index, a proxy for the rest of the U.S. stock market.

     It is impossible to say how long the market will continue to favor large-cap stocks, especially those perceived to be capable of providing steady, predictable earnings growth. But it seems reasonable to assume that someday the market's approving gaze will shift toward small- and mid-cap stocks. When--not if--that happens, these market segments surely will regain some of the ground lost to their large-cap brethren.

     Both growth stocks and value stocks performed well in 1996, though growth stocks, as measured by the S&P/BARRA Growth Index, held a slight edge: a +24.0% return versus +22.0% for the S&P/BARRA Value Index. While returns on these two groups are quite similar over long periods, they often diverge over shorter periods.

-------------------------------------------------------------------
                                             TOTAL RETURNS
                                     YEAR ENDED DECEMBER 31, 1996
                                 ----------------------------------
                                                AVERAGE
                                  VANGUARD    COMPARABLE
                                  PORTFOLIO      FUND*   DIFFERENCE
-------------------------------------------------------------------
LARGE-CAP STOCKS
    500 Portfolio                   +22.9%      +19.5%      +3.4%
    Growth Portfolio                +23.7       +19.2       +4.5
    Value Portfolio                 +21.9       +20.9       +1.0
-------------------------------------------------------------------
MID- AND SMALL-CAP STOCKS
    Extended Market Portfolio       +17.6%      +19.2%      -1.6%
    SmallCap Stock Portfolio        +18.1       +20.2       -2.1
-------------------------------------------------------------------
ALL STOCKS
    Total Stock Market Portfolio    +21.0%      +19.5%      +1.5%
-------------------------------------------------------------------

*Respectively, the combined average of all general equity funds, growth funds, value funds, growth funds (again), small-cap funds, and general equity funds (again).

     In any event, we are pleased that all six Portfolios again successfully tracked their benchmark indexes during 1996. Three of our four large-cap-oriented stock Portfolios (500, Value, and Total Stock Market) came within 0.2% of their target indexes, while one (Growth) fell but 0.3% behind, largely reflecting our 0.20% expense ratio. This ratio represents our cost of doing business, including the issuing of account statements and reports to shareholders, as well as accounting, legal, marketing, and investment advisory services. What's more, because turnover of securities is low in our Portfolios (5% or less for some Portfolios versus 84% for the average equity fund), our transaction costs are minimal. Our low turnover policy, moreover, has usually resulted in the realization of relatively small capital gains--an important tax advantage.

     The surprising ability of our remaining two Portfolios to overcome all costs and to surpass their index standards is based partly on the fact that each owns only a sampling (if a large and carefully selected one) of the stocks in the target Index, which can cause short-term tracking variations. Transaction fees are another reason our Portfolios' returns may diverge from those of their target indexes. As you know, these fees go directly to the Extended Market and SmallCap Stock Portfolios to compensate their existing shareholders for the cost of investing assets from new purchases. During 1996, the transaction fee for the SmallCap Stock Portfolio more than offset the costs associated with net purchases of securities. Because we expect this situation to persist, we lowered the transaction fee on the SmallCap Stock Portfolio from 1.0% to 0.5%, effective January 2, 1997.

     Our unmanaged Index Portfolios outpaced the norms set by most traditionally managed mutual funds in 1996, a performance made possible by the simple fact that our investing and operating costs are substantially lower than those of the typical equity mutual fund. The table on page 2 compares the return achieved by each Portfolio with that of the funds in categories that are as closely comparable as possible.

     We emphasize that the large absolute returns provided by our Index Portfolios in 1996 should not be regarded as emblematic of future returns. All of these returns were well above long-term historical averages for the stock market; such exceptionally strong results do not persist forever. However, given our large cost advantage, we believe that our generally favorable relative returns may very well persist over time.

LONG-TERM PERFORMANCE OVERVIEW

Index mutual funds--a concept that Vanguard pioneered with the creation of the 500 Portfolio in 1976--have proven their ability to provide long-term performance superior to that of most traditionally managed funds. The table at right provides the evidence. It presents the average annual returns and the ending value of hypothetical $10,000 investments made a decade ago in the 500 Portfolio, the average general equity mutual fund, and the S&P 500 Index.


---------------------------------------------------------------
                                          TOTAL RETURN
                               10 YEARS ENDED DECEMBER 31, 1996
                               --------------------------------
                                   AVERAGE     FINAL VALUE OF
                                   ANNUAL         A $10,000
                                    RATE     INITIAL INVESTMENT
---------------------------------------------------------------
500 Portfolio                      +15.0%          $40,595
---------------------------------------------------------------
Average General Equity Fund        +13.1%          $34,194
---------------------------------------------------------------
S&P 500 Index                      +15.3%          $41,491
---------------------------------------------------------------


     As the table shows, the 500 Portfolio outperformed its peers by +1.9% per year. That annual edge may seem small, but it looms large over a decade. An initial stake of $10,000 in the Portfolio on December 31, 1986, would have grown to $40,595 over ten years, a margin of $6,401 over the results of our average competitor. This margin is equal to nearly two-thirds of the entire initial investment.

     The comparison proves a point that we have repeatedly made in the past, namely that costs matter very much. An index is a tough competitor for actual mutual funds precisely because, as theoretical constructs, indexes do not incur operating, administrative, or investment advisory expenses, all of which are borne to one degree or another by actual funds. By keeping operating expenses and transaction costs to minimum levels, index funds are able to regularly come close to matching the returns on unmanaged indexes. That accomplishment, modest as it may seem, turns out to be beyond the grasp of a wide majority of actively managed funds, which carry the heavy handicap of higher costs.

     Although the other Portfolios of Vanguard Index Trust have much-shorter operating histories than the 500 Portfolio, they have demonstrated--with one notable exception--the same general pattern of success versus traditional, actively managed mutual funds. The exception, SmallCap Stock Portfolio, has lagged the average small company growth fund for two principal reasons. First, the market capitalization of its holdings is smaller than that of the average competing fund. Second, the Portfolio's benchmark, the Russell 2000 Stock Index, has a smaller weighting in technology stocks than the average competitor, a clear handicap over the past several years when the tech sector was among the best-performing on Wall Street.

     The table at the top of page 4 summarizes the returns of our Portfolios versus their respective peer groups. In evaluating the longer-term returns achieved by our Portfolios, please keep in mind that future returns from the stock market may well be lower than those shown; the periods covered by the table are part of the great bull market that has provided returns well above long-term historical norms. Also, we emphasize that index-ing is a long-term strategy, since the advantages of low costs and tax efficiency tend to manifest themselves over extended periods.

--------------------------------------------------------------------
                                                    ANNUAL MARGIN
                         INCEPTION    ANNUALIZED      RELATIVE TO
PORTFOLIO                  DATE     TOTAL RETURNS  COMPETITIVE FUNDS
--------------------------------------------------------------------
Growth                    11/2/92        +15.8%         +1.2%
Value                     11/2/92        +18.6          +3.3
Extended Market          12/21/87        +15.3          +1.0
SmallCap Stock            9/11/89*       +12.3          -2.3
Total Stock Market        4/27/92        +16.0          +1.0
--------------------------------------------------------------------

*Date on which index strategy was adopted.


IN SUMMARY

Most mutual fund investors understand that volatility risk is a measure of how much an investment may fluctuate in value over a given period of time. But many equity fund investors today have experienced only "upside volatility." The U.S. stock market has been rising--with only a few relatively brief setbacks--for nearly 15 years.

     Against this backdrop, it seems appropriate to step back and assess the outlook for the financial markets. While no one can accurately predict what will happen over the next decade--or even the next year--it seems unlikely that stocks will enjoy a repeat of the exceptional returns of this remarkable era. Indeed, there are sure to be some rough seas ahead. Nonetheless, we believe that investors who maintain a balanced portfolio of stock funds, bond funds, and money market funds will overcome the volatility of financial markets and be rewarded. "Stay the course" has proved wise counsel in the past, and we see no reason why it should not continue to be in the future.



/s/ JOHN C. BOGLE                                 /s/ JOHN J. BRENNAN

Chairman of the Board                             President

January 20, 1997



PORTFOLIO STATISTICS
----------------------------------------------------------------------------------------------
                                NET ASSET VALUE PER SHARE
                                      DECEMBER 31,          DISTRIBUTIONS FROM  DIVIDENDS FROM
                                --------------------------     NET REALIZED     NET INVESTMENT
PORTFOLIO                           1995        1996           CAPITAL GAINS        INCOME
----------------------------------------------------------------------------------------------
500                                $57.60      $69.17             $0.25            $1.28
Growth                              13.97       16.90              0.14             0.22
Value                               14.79       17.02              0.57             0.38
Extended Market                     24.07       26.20              1.72             0.34
SmallCap Stock                      18.61       20.23              1.44             0.27
Total Stock Market                  15.04       17.77              0.11             0.29
----------------------------------------------------------------------------------------------

FOR THE RECORD: EXCERPTS FROM PREVIOUS ANNUAL REPORTS


Here are excerpts from letters in previous Annual Reports. Also shown are year-end assets of our 500 Portfolio and its rank in size among U.S. equity funds.

1976: ASSETS $14 MILLION (#220)
      First Index Investment Trust [our original name] is the first and only investment company designed as an "index matching" account. . . . Some reports on the index fund concept are almost violently negative--"unAmerican," "a cop-out," "the pursuit of mediocrity"--but they fly in the face of clear statistical evidence that, for the professional and amateur investor alike, matching the S&P 500 Index has been a tremendous challenge.

1978: ASSETS $66 MILLION (#95)
      Despite overwhelming evidence that the investment performance of the average pension account has fallen well short of the performance of the S&P 500 Index in the past decade (only 17% of accounts had better performance), 95% of pension officers believe their funds can outperform in the future. Such optimism in the face of such discouraging actual results reflects Dr. Samuel Johnson's comment about "the triumph of hope over experience."

1986: ASSETS $485 MILLION (#100)
      At last, a second index mutual fund has entered the fray, but (with an initial sales charge and high operating expenses) has already fallen far behind the Index.

1987: ASSETS $826 MILLION (#53)
      Mindful that the S&P 500 Index represents only a portion--if a major portion--of the U.S. equity market, we have started a second (Extended Market) Portfolio.

1990: ASSETS $2,173 MILLION (#19)
      Now, two of our major competitors have entered the index fund fray, but (in the words of Morningstar) "if they think it's going to be easy to supplant Vanguard with its low cost structure, they're fooling themselves. Vanguard is the true people's hero."

1992: ASSETS $6,547 MILLION (#5)
      We added three Portfolios (Growth, Value, and Total Stock Market).

1994: ASSETS $9,356 MILLION (#10)
      Today, there are 137 index funds as our competitors have been dragged "kicking and screaming" into indexing. But index funds remain a trivial factor in the industry, as "hope springs eternal" among investors that they can identify top performing managers in advance. Indexing works. The theory always said it would, and we are delighted to have pioneered the translation of the theory into practice.

1995: ASSETS $17,372 MILLION (#4)
      Over the past decade, the chances were about 1 in 18 that a fund manager would beat the S&P 500 Index, one reason Money magazine headlined its August issue VANGUARD WINS: "INDEX FUNDS SHOULD BE THE CORE OF MOST PORTFOLIOS TODAY."

VANGUARD INDEX TRUST: A TWENTY-YEAR RETROSPECTIVE


     Twenty years ago last August, Vanguard formed the first index fund, modeled on the S&P 500 Index. Ten years ago this December, we formed the first extended market index fund (all stocks outside the S&P 500 Index), making it possible, for the first time, for mutual fund investors to own the entire U.S. stock market. Our original 500 Portfolio has grown to total net assets of $30 billion and today is the third-largest of America's 3,000 equity mutual funds.

     Equally imposing, that single Portfolio is now a member of a burgeoning family of Vanguard Index funds, now 21 in number, plus five funds whose asset allocation strategies are implemented through market index strategies. These index stock and bond funds bring total index assets at Vanguard to $62 billion, a pool of assets that by itself would be the third-largest direct marketing (i.e., no-load) fund complex.

     Despite the proven success of index strategies in providing performance significantly better than that of comparable accounts actively managed by professional advisers, indexing has far to go. Index fund assets today represent but 8% of the assets of all U.S. stock and bond funds, so even greater growth lies in prospect.

     Vanguard, the industry pioneer and leader from the start, expects to continue "leading the way" (the motto of HMS Vanguard). We expect to remain the low-cost leader, and to live up to Morningstar's challenge to our rivals in 1990: "Vanguard is the true people's hero."


      PERCENT OF GENERAL EQUITY FUNDS OUTPERFORMED BY THE S&P 500 INDEX

[CHART]

1977    15
1978    31
1979    20
1980    53
1981    37
1982    38
1983    60
1984    78
1985    74
1986    76
1987    76
1988    59
1989    82
1990    64
1991    45
1992    46
1993    40
1994    78
1995    85
1996    76

The past three years--during which the S&P 500 Index has outpaced 90% of all general equity funds--have been among the best in the long history of indexing. Indexing should not be expected to consistently turn in performance that is so superior. For a more realistic picture of what investors might expect we present this record of the performance of the S&P 500 Index versus general equity funds for each of the past 20 years. You will note that the Index has outperformed as few as 15% of the funds and as many as 85%. A reasonable expectation for the future might be around 65% over time.

THE MARKETS IN PERSPECTIVE: YEAR ENDED DECEMBER 31, 1996

[PHOTO]

U.S. EQUITY MARKETS

The stock market in 1996 could not match its astonishing 37.6% return of the previous year--but it made a good run, with the Standard & Poor's 500 Composite Stock Price Index up by 23.0%. When the two years are considered cumulatively, the S&P 500 Index has risen 69.2%. Not surprisingly, many of the factors that drove the market higher in 1995 were still at work: Once again, steady economic growth, low inflation, and solid earnings growth were powerful motivators.

     The market's gains, however, were far from evenly distributed. Investors strongly favored larger companies, such as those that dominate the S&P 500 Index. In fact, even within the Index, it was the largest companies that prevailed: The 50 biggest (which account for roughly half the Index's market value) gained 26.7% in 1996, compared with an increase of 23.0% for the entire Index. Looking at the S&P 500 Index's performance by sector, technology stocks were strongest, closing the year with a 42.5% gain. Financial stocks were a close second, gaining 35.5%. Utilities, plagued early in the year by higher interest rates and a rapidly changing competitive landscape, eked out a meager 1.8% return, the lowest within the Index.

     With the largest companies performing so well, most smaller issues could not keep pace. This was evidenced in the considerable difference between the 23.0% return of the S&P 500 Index and the 16.5% return of the Russell 2000 Index of small stocks. Even for the smaller companies, there was a significant range of performance among sectors. Energy stocks led the Russell 2000 Index with a 62.0% gain for the year. Here, rising prices, limited exposure to the cyclical refining business, and a reduced number of competitors created a favorable environment for the stocks. At the other end of the spectrum were health-care stocks, which showed a loss of -3.3%.


----------------------------------------------------------------------
                                        AVERAGE ANNUALIZED RETURNS
                                      PERIODS ENDED DECEMBER 31, 1996
                                    ----------------------------------
                                     1 YEAR       3 YEARS      5 YEARS
----------------------------------------------------------------------
Equity
   S&P 500 Index                      23.0%         19.7%        15.2%
   Russell 2000 Index                 16.5          13.7         15.6
   MSCI-EAFE Index                     6.4           8.6          8.5
----------------------------------------------------------------------
Fixed-Income
   Lehman Aggregate Bond Index         3.6%          6.0%         7.0%
   Lehman 10-Year Municipal
     Bond Index                        4.5           5.3          7.5
   Salomon 90-Day U.S. Treasury Bills  5.3           5.1          4.4
----------------------------------------------------------------------
Other
   Consumer Price Index                3.3%          2.8%         2.8%
----------------------------------------------------------------------

U.S. FIXED-INCOME MARKETS

At year-end, the yield on the 30-year U.S. Treasury bond was 6.64%, noticeably higher than its 5.95% level on December 31, 1995. The change in rates during 1996 reflects increased concern about the prospects for rising inflation, due to indications of greater than expected strength in the economy.

     When the year began, the general expectation was that modest economic growth and benign inflation would continue, giving the Federal Reserve no reason to boost inter-est rates. That complacency was shattered by an exceptionally strong February jobs report, the first of what turned out to be a succession of signs that in fact the economy was growing at a much faster--and potentially inflation-inducing--pace. The bond market reacted est rates. That complacency was shattered by an exceptionally strong February jobs report, the first of what turned out to be a succession of signs that in fact the economy was growing at a much faster--and potentially inflation-inducing--pace. The bond market reacted swiftly to meet the perceived risk: The 30-year Treasury bond's yield jumped from just below 6.0% at the end of 1995 to 6.7% in late March. The next several months saw a consistent pattern in which bond yields rose on the Friday of the jobs-report release only to fall back by the middle of the month. Hindsight shows that most of the worry was wasted: Inflation, as measured by the Consumer Price Index, remained near an annualized rate of 3.3%. But increasing signs of growth in late November and December reignited inflation concerns and caused bonds to finish the year on a sour note.

     Despite the numerous setbacks suffered by the bond market in 1996, indexes were able to finish the year with positive total returns. Although the specter of the Federal Reserve Board loomed large during the year, in fact the Board acted only once, lowering the federal funds rate by a total of 0.25% in January.

     Corporate bonds, mortgage-backed issues, and municipals were three relatively bright spots in 1996. The strength in earnings that benefited stock prices extended to the corporate bond sector as well. These bonds, especially those of lower credit quality, performed well relative to Treasuries, supported by general confidence in companies' ability to meet payments. The stable-to-rising interest-rate environment throughout most of the year benefited another large segment of the bond market--mortgage-backed securities--as the threat of refinancings receded. Finally, municipal bonds outpaced their U.S. Treasury counterparts. The sector was shielded to a certain extent from the inflation wars of the Treasury market, as demand outstripped supply for much of the year.

INTERNATIONAL EQUITY MARKETS

Investors who assess international markets by the often-cited EAFE benchmark--the Morgan Stanley Capital International-Europe, Australasia, Far East Index, with its 1996 return of 6.4%--could have overlooked a striking regional disparity between the European and Pacific markets. Europe's markets gained 21.4% during the year, while their Pacific counterparts posted a decline of -8.2%. Clearly, the outlook and environments that characterized the European and Far East markets were quite different.

     The poor returns in the Pacific region largely reflected ongoing concern about the health of the Japanese economy. Growth in Japan has remained modest at best for several years despite government efforts to stimulate the economy through public works programs and tax incentives. In Europe, the picture was dramatically different, with the region benefiting from a variety of factors. Among the most important were (1) ongoing efforts to lower government deficits consistent with the Maastricht Treaty guidelines, (2) improving economic growth, and (3) a greater commitment by corporate executives to increasing "shareholder value."

PERFORMANCE SUMMARY: 500 PORTFOLIO


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: 12/31/76-12/31/96
-------------------------------------------------
                 500 PORTFOLIO          S&P 500
FISCAL   CAPITAL    INCOME      TOTAL    TOTAL
YEAR     RETURN     RETURN     RETURN   RETURN
-------------------------------------------------
1977     -11.7%      3.9%      -7.8%     -7.2%
1978       0.8       5.1        5.9       6.5
1979      12.1       5.9       18.0      18.4
1980      25.5       6.4       31.9      32.4
1981      -9.8       4.6       -5.2      -4.9
1982      14.8       6.2       21.0      21.5
1983      16.2       5.1       21.3      22.5
1984       1.5       4.7        6.2       6.3
1985      26.1       5.1       31.2      31.8
1986      14.0       4.1       18.1      18.7
1987       2.3       2.4        4.7       5.3
1988      11.6       4.6       16.2      16.6
1989      26.7       4.7       31.4      31.7
1990      -6.8       3.5       -3.3      -3.1
1991      26.3       3.9       30.2      30.5
1992       4.4       3.0        7.4       7.6
1993       7.1       2.8        9.9      10.1
1994      -1.5       2.7        1.2       1.3
1995      34.4       3.0       37.4      37.6
1996      20.5       2.4       22.9      23.0
-------------------------------------------------

See Financial Highlights table on page 33 for dividend and capital gains information for the past five years.



CUMULATIVE PERFORMANCE: 12/31/86-12/31/96
-------------------------------------------------
                            LIPPER     STANDARD &
                  500       GENERAL     POOR'S
               PORTFOLIO    EQUITY     500 INDEX
1986    12       10000      10000        10000
1987    03       12116      11922        12136
1987    06       12722      12109        12745
1987    09       13542      12722        13587
1987    12       10465      10050        10526
1988    03       11054      10868        11126
1988    06       11768      11465        11867
1988    09       11806      11417        11907
1988    12       12156      11501        12275
1989    03       13010      12329        13145
1989    06       14152      13236        14305
1989    09       15648      14528        15837
1989    12       15962      14260        16164
1990    03       15471      13972        15678
1990    06       16430      14793        16664
1990    09       14167      12537        14374
1990    12       15424      13366        15662
1991    03       17654      15701        17937
1991    06       17601      15557        17896
1991    09       18528      16864        18853
1991    12       20076      18126        20434
1992    03       19556      18065        19918
1992    06       19920      17581        20296
1992    09       20532      18254        20936
1992    12       21555      19737        21991
1993    03       22485      20372        22951
1993    06       22580      20644        23063
1993    09       23147      21928        23659
1993    12       23676      22206        24207
1994    03       22764      21478        23289
1994    06       22850      20956        23387
1994    09       23957      22321        24530
1994    12       23942      21833        24527
1995    03       26264      23403        26915
1995    06       28752      25541        29484
1995    09       31032      28010        31827
1995    12       32894      28619        33743
1996    03       34648      30133        35554
1996    06       36188      31656        37150
1996    09       37290      32744        38298
1996    12       40428      34194        41491


-------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 1996
                             -----------------------------------    FINAL VALUE OF A
                                 1 YEAR    5 YEARS   10 YEARS      $10,000 INVESTMENT
-------------------------------------------------------------------------------------
500 PORTFOLIO*                    22.84%    15.02%     14.99%           $40,428
AVERAGE GENERAL EQUITY FUND       19.48     13.54      13.08             34,194
S&P 500 INDEX                     22.96     15.22      15.29             41,491
-------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED 12/31/96
------------------------------------------------------------------------------------------
                                                                          10 YEARS
                              INCEPTION                         --------------------------
                                 DATE       1 YEAR     5 YEARS    CAPITAL  INCOME  TOTAL
------------------------------------------------------------------------------------------
500 Portfolio*                  8/31/76     22.84%     15.02%     11.73%    3.26%  14.99%
------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY: EXTENDED MARKET PORTFOLIO


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: 12/21/87-12/31/96
---------------------------------------------
         EXTENDED MARKET PORTFOLIO  WILSHIRE
                                      4500
FISCAL   CAPITAL  INCOME    TOTAL     TOTAL
YEAR     RETURN   RETURN   RETURN    RETURN
---------------------------------------------
1987      -0.1%    0.0%    -0.1%     -0.1%
1988      17.7     2.0     19.7      20.5
1989      22.1     2.0     24.1      23.9
1990     -16.4     2.4    -14.0     -13.6
1991      39.6     2.2     41.8      43.5
1992      10.9     1.6     12.5      11.9
1993      13.2     1.3     14.5      14.6
1994      -3.2     1.4     -1.8      -2.7
1995      32.2     1.6     33.8      33.5
1996      16.2     1.4     17.6      17.2
---------------------------------------------

See Financial Highlights table on page 34 for dividend and capital gains information for the past five years.


CUMULATIVE PERFORMANCE: 12/21/87-12/31/96
---------------------------------------------
             EXTENDED   LIPPER    WILSHIRE
             MARKET     GROWTH    4500 INDEX
1987   12      9950      10000      10000
1987   12      9940       9990       9990
1988   03     11212      10739      11336
1988   06     11896      11352      12001
1988   09     11814      11236      11929
1988   12     11894      11385      12041
1989   03     12887      12194      13034
1989   06     13916      13162      14040
1989   09     15161      14487      15292
1989   12     14751      14281      14924
1990   03     14070      13965      14231
1990   06     14516      14965      14699
1990   09     11774      12555      12019
1990   12     12670      13498      12901
1991   03     15284      15863      15574
1991   06     15182      15723      15499
1991   09     16461      16913      16901
1991   12     17963      18370      18507
1992   03     18231      18150      18746
1992   06     17590      17613      17981
1992   09     18100      18173      18517
1992   12     20190      19801      20703
1993   03     21003      20305      21537
1993   06     21279      20443      21869
1993   09     22767      21436      23465
1993   12     23105      21898      23719
1994   03     22378      21074      22860
1994   06     21777      20641      22159
1994   09     23212      21741      23681
1994   12     22688      21427      23088
1995   03     24364      22931      24836
1995   06     26554      25234      26956
1995   09     29613      27365      30000
1995   12     30344      28026      30819
1996   03     32212      29423      32639
1996   06     33511      30836      34128
1996   09     34376      31713      34856
1996   12     35701      33419      36114

-------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 1996
                                 ---------------------------------
                                                          SINCE     FINAL VALUE OF A
                                  1 YEAR    5 YEARS     INCEPTION  $10,000 INVESTMENT
-------------------------------------------------------------------------------------
EXTENDED MARKET PORTFOLIO*        17.02%     14.61%       15.14%        $35,701
AVERAGE GROWTH FUND               19.24      12.71        14.30          33,419
WILSHIRE 4500 INDEX               17.18      14.31        15.29          36,114
-------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED 12/31/96
-----------------------------------------------------------------------------------------
                                                                      SINCE INCEPTION
                              INCEPTION                          ------------------------
                                 DATE       1 YEAR     5 YEARS    CAPITAL  INCOME  TOTAL
-----------------------------------------------------------------------------------------
Extended Market Portfolio*     12/21/87     17.02%     14.61%     13.38%    1.76%  15.14%
-----------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.

PERFORMANCE SUMMARY: TOTAL STOCK MARKET PORTFOLIO


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.

TOTAL INVESTMENT RETURNS: 4/27/92-12/31/96
----------------------------------------------
       TOTAL STOCK MARKET PORTFOLIO WILSHIRE
                                      5000
FISCAL   CAPITAL  INCOME    TOTAL     TOTAL
YEAR     RETURN   RETURN   RETURN    RETURN
----------------------------------------------
1992       8.1%    2.3%    10.4%      10.6%
1993       8.1     2.5     10.6       11.3
1994      -2.5     2.3     -0.2       -0.1
1995      33.1     2.7     35.8       36.4
1996      18.9     2.1     21.0       21.2
----------------------------------------------

See Financial Highlights table on page 35 for dividend and capital gains information since the Portfolio's inception.


CUMULATIVE PERFORMANCE: 4/27/92-12/31/96
----------------------------------------------
              TOTAL     LIPPER      WILSHIRE
              STOCK     GENERAL     5000
              MARKET    EQUITY      INDEX
1992   04      9975     10000       10000
1992   06      9984      9928       10004
1992   09     10280     10209       10310
1992   12     11008     11112       11061
1993   03     11444     11477       11532
1993   06     11526     11658       11619
1993   09     11946     12264       12089
1993   12     12172     12502       12309
1994   03     11719     12101       11850
1994   06     11612     11834       11758
1994   09     12263     12483       12397
1994   12     12146     12292       12301
1995   03     13257     13185       13412
1995   06     14479     14423       14664
1995   09     15772     15665       16004
1995   12     16487     16112       16785
1996   03     17396     16977       17728
1996   06     18134     17876       18509
1996   09     18642     18313       19032
1996   12     19993     19251       20345


-------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED DECEMBER 31, 1996
                                --------------------------------   FINAL VALUE OF A
                                    1 YEAR     SINCE INCEPTION    $10,000 INVESTMENT
-------------------------------------------------------------------------------------
TOTAL STOCK MARKET PORTFOLIO*       20.94%         15.96%              $19,993
AVERAGE GENERAL EQUITY FUND         19.48          15.03                19,251
WILSHIRE 5000 INDEX                 21.21          16.40                20,345
-------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.



AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED 12/31/96
------------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                               INCEPTION                     -----------------------
                                 DATE       1 YEAR           CAPITAL  INCOME  TOTAL
------------------------------------------------------------------------------------
Total Stock Market Portfolio*   4/27/92     20.94%           13.43%    2.53%  15.96%
------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY: GROWTH PORTFOLIO


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: 11/2/92-12/31/96
--------------------------------------------
             GROWTH PORTFOLIO         S&P*
FISCAL   CAPITAL  INCOME   TOTAL     TOTAL
YEAR     RETURN   RETURN  RETURN    RETURN
--------------------------------------------
1992       2.6%    0.6%     3.2%      3.2%
1993      -0.6     2.1      1.5       1.7
1994       0.8     2.1      2.9       3.1
1995      35.9     2.2     38.1      38.1
1996      22.0     1.7     23.7      24.0
--------------------------------------------

*S&P/BARRA Growth Index.
See Financial Highlights table on page 36 for dividend and capital gains information since the Portfolio's inception.


CUMULATIVE PERFORMANCE: 11/2/92-12/31/96
---------------------------------------------------
                                       STANDARD &
             GROWTH       LIPPER       POOR'S/
             PORTFOLIO    GROWTH       BARRA GROWTH
1992   11      10000       10000         10000
1992   12      10319       10440         10317
1993   03      10256       10707         10267
1993   06      10042       10776         10055
1993   09      10029       11293         10051
1993   12      10465       11545         10490
1994   03       9998       11112         10037
1994   06       9984       10880         10028
1994   09      10696       11453         10745
1994   12      10756       11297         10819
1995   03      11800       12091         11881
1995   06      13017       13301         13109
1995   09      14048       14416         14150
1995   12      14840       14776         14944
1996   03      15474       15515         15591
1996   06      16531       16254         16684
1996   09      17109       16707         17271
1996   12      18362       17619         18526



---------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS
                       PERIODS ENDED DECEMBER 31, 1996
                      --------------------------------   FINAL VALUE OF A
                        1 YEAR        SINCE INCEPTION   $10,000 INVESTMENT
---------------------------------------------------------------------------
GROWTH PORTFOLIO*       23.68%            15.72%             $18,362
AVERAGE GROWTH FUND     19.24             14.58               17,619
S&P/BARRA GROWTH INDEX  23.97             15.97               18,526
---------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED 12/31/96
-------------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                               INCEPTION                   --------------------------
                                 DATE       1 YEAR         CAPITAL   INCOME    TOTAL
-------------------------------------------------------------------------------------
Growth Portfolio*               11/2/92     23.68%         13.68%     2.04%    15.72%
-------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY: VALUE PORTFOLIO


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.


TOTAL INVESTMENT RETURNS: 11/2/92-12/31/96
--------------------------------------------
              VALUE PORTFOLIO         S&P*
FISCAL   CAPITAL  INCOME    TOTAL     TOTAL
YEAR     RETURN   RETURN   RETURN    RETURN
--------------------------------------------
1992       3.0%    0.7%      3.7%      3.7%
1993      14.6     3.7      18.3      18.6
1994      -4.0     3.3      -0.7      -0.6
1995      33.0     3.9      36.9      37.0
1996      19.1     2.8      21.9      22.0
--------------------------------------------

*S&P/BARRA Value Index.
See Financial Highlights table on page 37 for dividend and capital gains information since the Portfolio's inception.

CUMULATIVE PERFORMANCE: 11/2/92-12/31/96
---------------------------------------------------------------
                             LIPPER       STANDARD
                 VALUE       GROWTH       & POOR'S/
                 PORTFOLIO   & INCOME     BARRA VALUE
1992     11       10000       10000        10000
1992     12       10369       10339        10375
1993     03       11315       10804        11333
1993     06       11628       10889        11650
1993     09       12218       11264        12253
1993     12       12265       11499        12305
1994     03       11857       11135        11902
1994     06       11971       11098        12012
1994     09       12268       11591        12320
1994     12       12169       11409        12226
1995     03       13340       12339        13404
1995     06       14494       13351        14571
1995     09       15655       14333        15731
1995     12       16656       14984        16749
1996     03       17709       15799        17820
1996     06       18075       16342        18184
1996     09       18535       16833        18665
1996     12       20292       18117        20433


--------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURNS
                      PERIODS ENDED DECEMBER 31, 1996
                      --------------------------------   FINAL VALUE OF A
                        1 YEAR        SINCE INCEPTION   $10,000 INVESTMENT
--------------------------------------------------------------------------
VALUE PORTFOLIO*        21.82%            18.54%             $20,292
AVERAGE VALUE FUND      20.91             15.35               18,117
S&P/BARRA VALUE INDEX   21.99             18.73               20,433
--------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED 12/31/96
-----------------------------------------------------------------------------------------
                                                                       SINCE INCEPTION
                               INCEPTION                          -----------------------
                                 DATE       1 YEAR                CAPITAL  INCOME  TOTAL
-----------------------------------------------------------------------------------------
Value Portfolio*                11/2/92     21.82%                15.09%    3.45%  18.54%
-----------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PERFORMANCE SUMMARY: SMALL CAPITALIZATION STOCK PORTFOLIO


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.

TOTAL INVESTMENT RETURNS: 12/31/76-12/31/96
---------------------------------------------------------------
          SMALL CAPITALIZATION STOCK PORTFOLIO    RUSSELL 2000
FISCAL      CAPITAL      INCOME        TOTAL          TOTAL
YEAR        RETURN       RETURN       RETURN         RETURN
---------------------------------------------------------------
1977          4.7%        1.9%          6.6%           7.4%
1978          4.4         2.4           6.8           14.5
1979         30.6         3.8          34.4           43.1
1980         42.9         1.1          44.0           38.6
1981         -2.9         0.0          -2.9            2.0
1982         43.5         2.9          46.4           24.9
1983         18.2         0.0          18.2           29.1
1984        -25.2         0.0         -25.2           -7.3
1985         21.5         1.5          23.0           31.1
1986          0.2         0.0           0.2            5.7
1987         -7.0         0.0          -7.0           -8.8
1988         24.0         0.6          24.6           24.9
1989          9.4         1.1          10.5           16.2
1990        -19.8         1.7         -18.1          -19.5
1991         43.0         2.3          45.3           46.1
1992         16.7         1.5          18.2           18.4
1993         17.4         1.3          18.7           18.9
1994         -1.9         1.4          -0.5           -1.8
1995         27.2         1.5          28.7           28.4
1996         16.6         1.5          18.1           16.5
--------------------------------------------------------------

See Financial Highlights table on page 38 for dividend and capital gains information since the Portfolio became part of Vanguard Index Trust.

CUMULATIVE PERFORMANCE: 12/31/86-12/31/96
--------------------------------------------------------------
                           LIPPER
                           SMALL
               SMALLCAP    COMPANY     RUSSELL 2000
               STOCK       GROWTH      STOCK INDEX
1986    12       9900       10000       10000
1987    03      12087       12273       12431
1987    06      12352       12157       12343
1987    09      13306       12627       12860
1987    12       9201        9411        9123
1988    03      10922       10739       10863
1988    06      11543       11561       11579
1988    09      11394       11300       11470
1988    12      11458       11196       11394
1989    03      12145       12106       12272
1989    06      12740       13034       13053
1989    09      13528       14328       13935
1989    12      12656       13768       13245
1990    03      12402       13572       12952
1990    06      12857       14682       13452
1990    09       9768       11378       10151
1990    12      10352       12406       10661
1991    03      13382       15591       13832
1991    06      13142       15394       13617
1991    09      14241       17023       14727
1991    12      15026       18811       15571
1992    03      16219       19139       16739
1992    06      15144       17557       15597
1992    09      15560       18129       16044
1992    12      17749       21171       18438
1993    03      18629       21450       19226
1993    06      18916       22035       19645
1993    09      20464       23883       21363
1993    12      21055       24766       21924
1994    03      20635       23838       21342
1994    06      19934       22604       20511
1994    09      21328       24380       21935
1994    12      20936       24588       21524
1995    03      21938       25671       22517
1995    06      23974       28207       24627
1995    09      26359       31433       27059
1995    12      26939       32358       27646
1996    03      28429       33693       29056
1996    06      30015       36588       30510
1996    09      30201       37217       30613
1996    12      31808       38894       32206

--------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURNS
                            PERIODS ENDED DECEMBER 31, 1996
                            -------------------------------    FINAL VALUE OF A
                              1 YEAR    5 YEARS   10 YEARS    $10,000 INVESTMENT
--------------------------------------------------------------------------------
SMALL CAPITALIZATION STOCK
  PORTFOLIO*                  16.90%    15.96%     12.27%         $31,808
AVERAGE SMALL-CAP FUND        20.20     15.64      14.55           38,894
RUSSELL 2000 INDEX            16.49     15.64      12.41           32,206
--------------------------------------------------------------------------------

*Performance figures are adjusted for the 1% transaction fee on purchases and the $10 annual account maintenance fee.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED 12/31/96
-------------------------------------------------------------------------------------------------------
                                                                                      10 YEARS
                                            INCEPTION                        --------------------------
                                              DATE     1 YEAR     5 YEARS    CAPITAL   INCOME    TOTAL
-------------------------------------------------------------------------------------------------------
Small Capitalization Stock Portfolio*       10/3/60    16.90%     15.96%      11.07%    1.20%    12.27%
-------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 1% transaction fee on purchases and the $10 annual account maintenance fee.

PORTFOLIO PROFILE: 500 PORTFOLIO
DECEMBER 31, 1996

This Profile provides a snapshot of the Portfolio's characteristics, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 17.


PORTFOLIO CHARACTERISTICS
--------------------------------------------
                              500   S&P 500
--------------------------------------------
Number of Stocks              500       500
Median Market Cap          $24.5B    $24.5B
Price/Earnings Ratio        19.6x     19.6x
Price/Book Ratio             3.4x      3.4x
Yield                        1.8%      2.0%
Return on Equity            19.6%     19.6%
Earnings Growth Rate        13.5%     13.5%
Foreign Holdings             3.7%      3.7%
Turnover Rate                  5%        --
Expense Ratio               0.20%        --
Cash Reserves                  0%        --


INVESTMENT FOCUS
--------------------------------------------
[CHART]


VOLATILITY MEASURES
-------------------------------------------
                              500   S&P 500
-------------------------------------------
R-Squared                    1.00      1.00
Beta                         1.00      1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
General Electric Co.                   2.9%
The Coca-Cola Co.                      2.3
Exxon Corp.                            2.2
Intel Corp.                            1.9
Microsoft Corp.                        1.7
Merck & Co., Inc.                      1.7
Philip Morris Cos., Inc.               1.6
Royal Dutch Petroleum Co. ADR          1.6
International Business Machines Corp.  1.4
Procter & Gamble Co.                   1.3
--------------------------------------------
Top Ten                               18.6%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------
                                               DECEMBER 31, 1995     DECEMBER 31, 1996
                                              ------------------------------------------
                                                      500          500          S&P 500
                                              ------------------------------------------
Basic Materials ............................          6.5%         6.1%            6.2%
Capital Goods & Construction ...............          8.2          8.5             8.4
Consumer Cyclical  .........................         13.0         12.3            12.1
Consumer Staples ...........................         12.1         12.2            12.4
Energy .....................................          9.5          9.5             9.7
Financial ..................................         12.9         14.7            15.0
Health Care ................................         10.6         10.2            10.4
Technology .................................         10.5         13.1            12.1
Transport & Services .......................          1.6          1.5             1.5
Utilities ..................................         12.7          9.9             9.9
Miscellaneous ..............................          2.4          2.0             2.3
----------------------------------------------------------------------------------------

PORTFOLIO PROFILE: EXTENDED MARKET PORTFOLIO
DECEMBER 31, 1996

This Profile provides a snapshot of the Portfolio's characteristics, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 17.



PORTFOLIO CHARACTERISTICS
--------------------------------------------
                         EXTENDED  WILSHIRE
                           MARKET      4500
--------------------------------------------
Number of Stocks            2,097     6,863
Median Market Cap           $1.2B     $1.2B
Price/Earnings Ratio        20.5x     20.5x
Price/Book Ratio             2.6x      2.6x
Yield                        1.3%      1.3%
Return on Equity            14.2%     14.2%
Earnings Growth Rate        14.0%     14.0%
Foreign Holdings             0.8%      0.8%
Turnover Rate                 22%        --
Expense Ratio               0.25%        --
Cash Reserves                  0%        --


INVESTMENT FOCUS
--------------------------------------------
[CHART]


VOLATILITY MEASURES
--------------------------------------------
                          EXTENDED
                           MARKET    S&P 500
--------------------------------------------
R-Squared                    0.65      1.00
Beta                         0.90      1.00



TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Berkshire Hathaway Class A             1.7%
Electronic Data Systems Corp.          0.9
Rhone-Poulenc Rorer, Inc.              0.4
Carnival Corp. Class A                 0.4
Safeway, Inc.                          0.4
RJR Nabisco Holdings Corp.             0.4
Republic Industries, Inc.              0.3
Ascend Communications, Inc.            0.3
CNA Financial Corp.                    0.3
Parametric Technology Corp.            0.3
--------------------------------------------
Top Ten                                5.4%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------
                                               DECEMBER 31, 1995    DECEMBER 31, 1996
                                             -------------------------------------------
                                                   EXTENDED      EXTENDED       WILSHIRE
                                                    MARKET        MARKET          4500
                                             -------------------------------------------
Basic Materials ............................         6.0%          5.0%            4.9%
Capital Goods & Construction ...............         7.0           6.8             7.3
Consumer Cyclical  .........................        15.0          15.2            15.2
Consumer Staples ...........................         4.7           4.8             4.7
Energy .....................................         4.0           5.3             5.1
Financial ..................................        22.0          23.4            23.2
Health Care ................................         9.5           9.0             9.0
Technology .................................        19.3          18.9            18.8
Transport & Services .......................         2.3           2.0             1.9
Utilities ..................................         7.1           5.8             6.0
Miscellaneous ..............................         3.1           3.8             3.9
----------------------------------------------------------------------------------------

[PHOTO]

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the fluctuations in the overall market (or appropriate market index). The market, or index, has a beta of 1.00, so a portfolio with a beta of
1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

EARNINGS GROWTH RATE. The annual average rate of growth in earnings over the past five years for the stocks now in a portfolio.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors. The average expense ratio for a stock mutual fund was 1.34% in 1995.

FOREIGN HOLDINGS. The percentage of a portfolio's investments represented by stocks or American Depository Receipts of companies based outside of the United States.

INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

MEDIAN MARKET CAP. The midpoint of market capitalization (market price x shares outstanding) of the stocks in a portfolio. Half the stocks in the portfolio have higher market capitalizations and half lower.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a portfolio holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a portfolio, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a portfolio, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a portfolio, the weighted average return on equity for the companies represented in the portfolio.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

SECTOR DIVERSIFICATION. The percentage of a portfolio's common stocks invested in each of the major industry classifications that compose the stock market.

TEN LARGEST HOLDINGS. The percentage of a portfolio's total net assets in its ten largest investments (the average for stock mutual funds is about 25%). As this percentage rises, a portfolio's returns are likely to be more volatile since they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the past year. Portfolios with high turnover rates incur higher transaction costs and are more likely to realize and distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

PORTFOLIO PROFILE: TOTAL STOCK MARKET PORTFOLIO
DECEMBER 31, 1996

This Profile provides a snapshot of the Portfolio's characteristics, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 17.


PORTFOLIO CHARACTERISTICS
-------------------------------------------
                      TOTAL STOCK  WILSHIRE
                           MARKET      5000
-------------------------------------------
Number of Stocks            2,798     7,352
Median Market Cap          $10.8B    $10.8B
Price/Earnings Ratio        19.8x     19.8x
Price/Book Ratio             3.2x      3.2x
Yield                        1.7%      1.8%
Return on Equity            18.6%     18.6%
Earnings Growth Rate        14.1%     14.1%
Foreign Holdings             0.6%      0.6%
Turnover Rate                  3%        --
Expense Ratio               0.22%        --
Cash Reserves                  0%        --


INVESTMENT FOCUS
-------------------------------------------
[CHART]


VOLATILITY MEASURES
-------------------------------------------
                      TOTAL STOCK
                           MARKET   S&P 500
-------------------------------------------
R-Squared                    0.95      1.00
Beta                         0.97      1.00



TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
General Electric Co.                   2.0%
The Coca-Cola Co.                      1.6
Exxon Corp.                            1.5
Intel Corp.                            1.3
Microsoft Corp.                        1.2
Merck & Co., Inc.                      1.2
Philip Morris Cos., Inc.               1.1
International Business Machines Corp.  1.0
Procter & Gamble Co.                   0.9
AT&T Corp.                             0.9
--------------------------------------------
Top Ten                               12.7%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------
                                               DECEMBER 31, 1995    DECEMBER 31, 1996
                                              ------------------------------------------
                                                  TOTAL STOCK   TOTAL STOCK     WILSHIRE
                                                    MARKET        MARKET          5000
                                              ------------------------------------------
Basic Materials ............................         5.9%           5.5%           5.4%
Capital Goods & Construction ...............         8.0            8.3            8.3
Consumer Cyclical  .........................        13.9           13.5           13.5
Consumer Staples ...........................         9.5            9.6            9.6
Energy .....................................         6.9            7.4            7.4
Financial ..................................        16.4           17.8           17.8
Health Care ................................        10.6            9.9            9.9
Technology .................................        13.2           15.0           14.9
Transport & Services .......................         1.9            1.6            1.6
Utilities ..................................        11.3            8.9            8.9
Miscellaneous ..............................         2.4            2.5            2.7
----------------------------------------------------------------------------------------

PORTFOLIO PROFILE: GROWTH PORTFOLIO
DECEMBER 31, 1996

This Profile provides a snapshot of the Portfolio's characteristics, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 17.


PORTFOLIO CHARACTERISTICS
--------------------------------------------
                           GROWTH   S&P 500
--------------------------------------------
Number of Stocks              195       500
Median Market Cap          $39.0B    $24.5B
Price/Earnings Ratio        24.2x     19.6x
Price/Book Ratio             5.9x      3.4x
Yield                        1.4%      2.0%
Return on Equity            25.7%     19.6%
Earnings Growth Rate        16.6%     13.5%
Foreign Holdings             2.6%      3.7%
Turnover Rate                 29%        --
Expense Ratio               0.20%        --
Cash Reserves                0.3%        --


INVESTMENT FOCUS
--------------------------------------------
[CHART]


VOLATILITY MEASURES
--------------------------------------------
                           GROWTH   S&P 500
--------------------------------------------
R-Squared                    0.94      1.00
Beta                         0.98      1.00



TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
General Electric Co.                   5.5%
The Coca-Cola Co.                      4.5
Intel Corp.                            3.7
Microsoft Corp.                        3.4
Merck & Co., Inc.                      3.2
Philip Morris Cos., Inc.               3.1
Procter & Gamble Co.                   2.5
Johnson & Johnson                      2.3
Bristol-Myers Squibb Co.               1.9
Pfizer, Inc.                           1.8
--------------------------------------------
Top Ten                               31.9%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
---------------------------------------------------------------------------------------
                                               DECEMBER 31, 1995    DECEMBER 31, 1996
                                             ------------------------------------------
                                                   GROWTH       GROWTH          S&P 500
                                             ------------------------------------------
Basic Materials ............................         4.6%         5.6%             6.2%
Capital Goods & Construction ...............         7.8          9.4              8.4
Consumer Cyclical  .........................        12.4         12.3             12.1
Consumer Staples ...........................        21.9         21.6             12.4
Energy .....................................         0.5          2.3              9.7
Financial ..................................         3.7          6.8             15.0
Health Care ................................        20.2         16.4             10.4
Technology .................................        15.8         18.2             12.1
Transport & Services .......................         0.7          0.1              1.5
Utilities ..................................         9.7          4.8              9.9
Miscellaneous ..............................         2.7          2.5              2.3
---------------------------------------------------------------------------------------

PORTFOLIO PROFILE: VALUE PORTFOLIO
DECEMBER 31, 1996

This Profile provides a snapshot of the Portfolio's characteristics, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 17.

PORTFOLIO CHARACTERISTICS
-------------------------------------------
                            VALUE   S&P 500
-------------------------------------------
Number of Stocks              344       500
Median Market Cap          $14.5B    $24.5B
Price/Earnings Ratio        16.2x     19.6x
Price/Book Ratio             2.4x      3.4x
Yield                        2.3%      2.0%
Return on Equity            13.3%     19.6%
Earnings Growth Rate         9.4%     13.5%
Foreign Holdings             4.9%      3.7%
Turnover Rate                 29%        --
Expense Ratio               0.20%        --
Cash Reserves                0.5%        --



INVESTMENT FOCUS
-------------------------------------------
[CHART]


VOLATILITY MEASURES
-------------------------------------------
                            VALUE   S&P 500
-------------------------------------------
R-Squared                    0.94      1.00
Beta                         1.01      1.00


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------
Exxon Corp.                            4.4%
Royal Dutch Petroleum Co. ADR          3.3
International Business Machines Corp.  2.8
AT&T Corp.                             2.0
Citicorp                               1.8
Mobil Corp.                            1.7
Chevron Corp.                          1.5
General Motors Corp.                   1.5
BellSouth Corp.                        1.5
Amoco Corp.                            1.4
--------------------------------------------
Top Ten                               21.9%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------
                                             DECEMBER 31, 1995     DECEMBER 31, 1996
                                            --------------------------------------------
                                                   VALUE         VALUE         S&P 500
                                            --------------------------------------------
Basic Materials ............................         8.6%         6.6%             6.2%
Capital Goods & Construction ...............         8.5          7.5              8.4
Consumer Cyclical  .........................        13.7         12.3             12.1
Consumer Staples ...........................         2.4          2.0             12.4
Energy .....................................        18.4         17.3              9.7
Financial ..................................        22.0         23.1             15.0
Health Care ................................         1.2          3.5             10.4
Technology .................................         4.9          7.7             12.1
Transport & Services .......................         2.6          3.0              1.5
Utilities ..................................        15.7         15.7              9.9
Miscellaneous ..............................         2.0          1.3              2.3
----------------------------------------------------------------------------------------

PORTFOLIO PROFILE: SMALL CAPITALIZATION STOCK PORTFOLIO
DECEMBER 31, 1996

This Profile provides a snapshot of the Portfolio's characteristics, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 17.



PORTFOLIO CHARACTERISTICS
-------------------------------------------
                            SMALL   RUSSELL
                   CAPITALIZATION      2000
-------------------------------------------
Number of Stocks            1,567     1,942
Median Market Cap           $0.6B     $0.6B
Price/Earnings Ratio        19.1x     19.1x
Price/Book Ratio             2.5x      2.5x
Yield                        1.5%      1.5%
Return on Equity            11.9%     12.0%
Earnings Growth Rate        10.7%     11.2%
Foreign Holdings               0%        0%
Turnover Rate                 28%        --
Expense Ratio               0.25%        --
Cash Reserves                  0%        --


INVESTMENT FOCUS
-------------------------------------------
[CHART]


VOLATILITY MEASURES
-------------------------------------------
                            SMALL
                   CAPITALIZATION   S&P 500
-------------------------------------------
R-Squared                    0.49      1.00
Beta                         0.87      1.00



TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------
Dura Pharmaceuticals, Inc.             0.3%
BJ Services Co.                        0.3
Microchip Technology, Inc.             0.3
Public Storage, Inc. REIT              0.3
Battle Mountain Gold Co. Class A       0.2
PHH Corp.                              0.2
United Meridian Corp.                  0.2
Doubletree Corp.                       0.2
United Waste Systems, Inc.             0.2
Herman Miller, Inc.                    0.2
-------------------------------------------
Top Ten                                2.4%


SECTOR DIVERSIFICATION (% OF COMMON STOCK)
----------------------------------------------------------------------------------------
                                             DECEMBER 31, 1995      DECEMBER 31, 1996
                                             -------------------------------------------
                                                   SMALL           SMALL         RUSSELL
                                               CAPITALIZATION  CAPITALIZATION      2000
                                             -------------------------------------------
Basic Materials ............................         5.2%            5.7%          5.7%
Capital Goods & Construction ...............         8.6             8.7           8.6
Consumer Cyclical  .........................        15.3            15.8          15.9
Consumer Staples ...........................         3.6             4.1           4.1
Energy .....................................         4.4             4.9           4.8
Financial ..................................        22.6            23.1          23.1
Health Care ................................        11.4             9.5           9.5
Technology .................................        18.5            17.8          17.6
Transport & Services .......................         2.3             1.8           1.8
Utilities ..................................         4.5             4.6           4.7
Miscellaneous ..............................         3.6             4.0           4.2
----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
DECEMBER 31, 1996

[PHOTO]

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Index Trust Portfolios, and the Report Of Independent Accountants are included as an insert to this Report (except for the 500 Portfolio, whose Statement of Net Assets is provided below; its Report Of Independent Accountants can be found on page 42).


STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The 500, Growth, and Value Portfolios' S&P 500 Index common stocks are listed in descending market value order; the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios' common stocks are listed alphabetically. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


-------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
500 PORTFOLIO                            SHARES        (000)
-------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------
  General Electric Co.                8,830,720   $  873,137
  The Coca-Cola Co.                  13,345,805      702,323
  Exxon Corp.                         6,660,211      652,701
  Intel Corp.                         4,405,672      576,592
# Microsoft Corp.                     6,416,694      530,179
  Merck & Co., Inc.                   6,466,152      512,443
  Philip Morris Cos., Inc.            4,368,552      492,008
  Royal Dutch Petroleum
   Co. ADR                            2,875,661      491,019
  International Business
   Machines Corp.                     2,775,869      419,156
  Procter & Gamble Co.                3,657,948      393,229
  AT&T Corp.                          8,690,542      378,039
  Johnson & Johnson                   7,143,066      355,368
  Bristol-Myers Squibb Co.            2,685,933      292,095
  Pfizer, Inc.                        3,458,038      286,585
  E.I. du Pont de Nemours & Co.       3,019,427      284,958
  Wal-Mart Stores, Inc.              12,303,783      281,449
  Hewlett-Packard Co.                 5,454,551      274,091
  American International
   Group, Inc.                        2,518,035      272,577
  Citicorp                            2,523,543      259,925
  Mobil Corp.                         2,113,230      258,342
  The Walt Disney Co.                 3,638,473      253,329
  PepsiCo, Inc.                       8,339,093      243,918
  GTE Corp.                           5,159,146      234,741
  Chevron Corp.                       3,498,773      227,420
  General Motors Corp.                4,054,462      226,036
  Gillette Co.                        2,895,999      225,164
# Cisco Systems, Inc.                 3,485,970      221,795
  Federal National
   Mortgage Assn.                     5,858,163      218,217
  Eli Lilly & Co.                     2,959,312      216,030
  BellSouth Corp.                     5,327,449      215,096
  Amoco Corp.                         2,666,713      214,670
  Abbott Laboratories                 4,166,841      211,467
  Chase Manhattan Corp.               2,353,832      210,080
  The Boeing Co.                      1,921,841      204,436
  Ford Motor Co.                      6,358,094      202,664
  American Home Products Corp.        3,424,864      200,783
  Motorola, Inc.                      3,180,314      195,192
  BankAmerica Corp.                   1,924,758      191,995
  Minnesota Mining &
   Manufacturing Co.                  2,241,653      185,777
  Ameritech Corp.                     2,946,270      178,618
  McDonald's Corp.                    3,742,572      169,351
  SBC Communications Inc.             3,240,093      167,675
  Lucent Technologies, Inc.           3,415,038      157,946
  Travelers Group Inc.                3,435,028      155,864
  Bell Atlantic Corp.                 2,350,490      152,194
  NationsBank Corp.                   1,545,139      151,037

------------------------------------------------------------------------------
                                                                       MARKET
                                                                       VALUE*
                                                      SHARES            (000)
------------------------------------------------------------------------------
   Unilever NV ADR                                   859,175     $    150,570
#  Oracle Corp.                                    3,529,179          146,902
   Columbia/HCA Healthcare Corp.                   3,604,621          146,888
   Kimberly-Clark Corp.                            1,516,821          144,477
   Eastman Kodak Co.                               1,792,747          143,868
   American Express Co.                            2,543,871          143,729
   Texaco Inc.                                     1,420,166          139,354
   Allstate Corp.                                  2,387,111          138,154
   Wells Fargo & Co.                                 496,554          133,945
   Schlumberger Ltd.                               1,322,018          132,037
   Home Depot, Inc.                                2,579,184          129,282
   Chrysler Corp.                                  3,911,505          129,080
   Schering-Plough Corp.                           1,982,874          128,391
   Monsanto Co.                                    3,156,742          122,718
   MCI Communications Corp.                        3,676,946          119,960
   Emerson Electric Co.                            1,203,558          116,444
   Time Warner, Inc.                               3,053,218          114,496
   Atlantic Richfield Co.                            863,316          114,389
   NYNEX Corp.                                     2,361,773          113,660
   First Union Corp.                               1,523,136          112,712
   Warner-Lambert Co.                              1,455,679          109,176
   Pharmacia & Upjohn, Inc.                        2,728,282          108,108
#  Compaq Computer Corp.                           1,453,901          107,952
   Anheuser-Busch Cos., Inc.                       2,680,165          107,207
   Federal Home Loan
     Mortgage Corp.                                  959,880          105,707
   Dow Chemical Co.                                1,305,900          102,350
   AlliedSignal Inc.                               1,517,695          101,686
   Campbell Soup Co.                               1,254,621          100,683
   Banc One Corp.                                  2,295,369           98,701
   J.P. Morgan & Co., Inc.                         1,001,390           97,761
   Computer Associates
     International, Inc.                           1,958,337           97,427
   Sears, Roebuck & Co.                            2,102,149           96,962
   Sara Lee Corp.                                  2,597,051           96,740
   Lockheed Martin Corp.                           1,034,384           94,646
   Nike, Inc. Class B                              1,540,835           92,065
   Sprint Corp.                                    2,306,756           91,982
   First Chicago NBD Corp.                         1,711,132           91,973
   Xerox Corp.                                     1,743,040           91,727
   First Data Corp.                                2,402,779           87,701
   Medtronic, Inc.                                 1,286,588           87,488
   Norwest Corp.                                   1,989,055           86,524
   Northern Telecom Ltd.                           1,387,518           85,853
   United Technologies Corp.                       1,292,914           85,332
   WMX Technologies Inc.                           2,606,444           85,035
   Pacific Telesis Group                           2,299,092           84,492
   U S WEST Communications
     Group                                         2,565,194           82,728
   Southern Co.                                    3,617,765           81,852
   Union Pacific Corp.                             1,313,717           78,987
   The Seagram Co. Ltd.                            2,002,281           77,588
   Caterpillar, Inc.                               1,027,164           77,294
#  Amgen, Inc.                                     1,420,165           77,221
   Kellogg Co.                                     1,130,451           74,186
   McDonnell Douglas Corp.                         1,139,163           72,906
   Colgate-Palmolive Co.                             788,733           72,761
------------------------------------------------------------------------------
TOTAL--100 LARGEST STOCKS                                          19,529,568
------------------------------------------------------------------------------
   Merrill Lynch & Co., Inc.                         883,306           71,989
   Rockwell International Corp.                    1,172,574           71,380
   The Bank of New York Co., Inc.                  2,106,213           71,085
   Burlington Northern Santa
     Fe Corp.                                        821,342           70,943
   H.J. Heinz Co.                                  1,973,255           70,544
   Fleet Financial Group, Inc.                     1,409,207           70,284
   General Re Corp.                                  443,339           69,937
   PNC Bank Corp.                                  1,831,008           68,892
#  3Com Corp.                                        932,321           68,293
#  AirTouch Communications, Inc.                   2,693,002           67,998
   Automatic Data Processing, Inc.                 1,557,933           66,796
   International Paper Co.                         1,610,753           65,034
   Texas Instruments, Inc.                         1,019,452           64,990
   Westinghouse Electric Corp.                     3,259,963           64,792
   Aetna Inc.                                        808,794           64,704
   ConAgra, Inc.                                   1,292,174           64,286
   Archer-Daniels-Midland Co.                      2,921,431           64,271
#  Viacom International Inc.
     Class B                                       1,823,565           63,597
   May Department Stores Co.                       1,352,008           63,206
   Phillips Petroleum Co.                          1,412,663           62,510
#  WorldCom, Inc.                                  2,396,943           62,321
#  U S WEST Media Group                            3,352,421           62,020
   CoreStates Financial Corp.                      1,195,519           62,018
   KeyCorp                                         1,213,984           61,306
   Raytheon Co.                                    1,267,354           60,991
   J.C. Penney Co., Inc.                           1,238,330           60,369
   Baxter International, Inc.                      1,464,892           60,061
   CPC International, Inc.                           772,054           59,834
   Aluminum Co. of America                           931,161           59,362
   SunTrust Banks, Inc.                            1,197,123           58,958
   Enron Corp.                                     1,363,776           58,813
   Norfolk Southern Corp.                            671,825           58,785
   Loews Corp.                                       617,712           58,219
   Dean Witter Discover & Co.                        865,572           57,344
#  Boston Scientific Corp.                           953,038           57,182
   Corning, Inc.                                   1,234,849           57,112
   Gannett Co., Inc.                                 756,707           56,658
   Deere & Co.                                     1,386,481           56,326
   PPG Industries, Inc.                              985,077           55,287
   Barrick Gold Corp.                              1,918,476           55,156
   CIGNA Corp.                                       403,638           55,147
   Unocal Corp.                                    1,350,610           54,869
   Boatmen's Bancshares, Inc.                        836,947           53,878
   National City Corp.                             1,200,600           53,877
   General Mills, Inc.                               842,140           53,371
   Illinois Tool Works, Inc.                         664,957           53,113
   Walgreen Co.                                    1,320,422           52,817
   Bank of Boston Corp.                              820,037           52,687
#  Dell Computer Corp.                               967,027           51,373
#  Seagate Technology                              1,288,765           50,906
#  Sun Microsystems, Inc.                          1,971,783           50,527
   Weyerhaeuser Co.                                1,064,305           50,421
   The Chubb Corp.                                   934,349           50,221
#  CUC International, Inc.                         2,112,441           50,170
   Wachovia Corp.                                    885,620           50,038
   Duke Power Co.                                  1,079,806           49,941
   MBNA Corp.                                      1,196,632           49,660
   Mellon Bank Corp.                                 695,150           49,356
   First Bank System, Inc.                           721,446           49,239
   CSX Corp.                                       1,163,920           49,176
   Texas Utilities Co.                             1,206,485           49,164
   Albertson's, Inc.                               1,352,475           48,182

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                                                                      MARKET
                                                                      VALUE*
500 PORTFOLIO                                         SHARES           (000)
------------------------------------------------------------------------------
   Household International, Inc.                     518,489     $    47,831
   Morgan Stanley Group, Inc.                        817,911          46,723
   Pacific Gas & Electric Co.                      2,215,887          46,534
   Edison International                            2,326,005          46,229
#  Tele-Communications, Inc.
     Class A                                       3,553,853          46,200
   The Gap, Inc.                                   1,522,146          45,855
   Dayton-Hudson Corp.                             1,163,768          45,678
   American Brands, Inc.                             911,560          45,236
   AMP, Inc.                                       1,178,332          45,218
   FPL Group, Inc.                                   979,915          45,076
   Honeywell, Inc.                                   678,730          44,627
   American General Corp.                          1,089,586          44,537
   United Healthcare Corp.                           988,136          44,466
   Tyco International Ltd.                           838,584          44,340
#  Toys R Us, Inc.                                 1,468,875          44,066
   Pitney Bowes, Inc.                                797,463          43,462
   Barnett Banks, Inc.                             1,046,517          43,038
#  AMR Corp.                                         487,285          42,942
   Conrail, Inc.                                     430,169          42,856
   The Goodyear Tire & Rubber Co.                    833,636          42,828
   ITT Hartford Group, Inc.                          630,525          42,560
   Textron, Inc.                                     443,326          41,783
   Ralston-Ralston Purina Group                      568,266          41,697
   Air Products & Chemicals, Inc.                    599,392          41,433
   American Electric Power
     Co., Inc.                                     1,006,601          41,397
#  EMC Corp.                                       1,248,717          41,364
   Tenneco, Inc.                                     916,229          41,345
#  HFS Inc.                                          689,090          41,173
   Occidental Petroleum Corp.                      1,760,677          41,156
   Alcan Aluminium Ltd.                            1,214,091          40,824
   Avon Products, Inc.                               710,973          40,614
   Halliburton Co.                                   671,636          40,466
   Mattel, Inc.                                    1,456,182          40,409
   Marsh & McLennan Cos., Inc.                       385,554          40,098
   Union Pacific Resources
     Group, Inc.                                   1,341,780          39,247
   Praxair, Inc.                                     840,309          38,759
#  Federated Department Stores                     1,113,214          37,988
   Marriott International                            686,193          37,912
------------------------------------------------------------------------------
TOTAL--200 LARGEST STOCKS                                         24,809,321
------------------------------------------------------------------------------
   Crown Cork & Seal Co., Inc.                       689,353          37,484
   Bankers Trust New York Corp.                      433,713          37,408
   Dominion Resources, Inc.                          965,784          37,183
   Consolidated Edison Co. of
     New York, Inc.                                1,259,925          36,853
   USX-Marathon Group                              1,539,753          36,762
   U.S. Bancorp                                      813,425          36,502
   PanEnergy Corp.                                   809,432          36,424
#  Tellabs, Inc.                                     962,453          36,212
   Aon Corp.                                         580,944          36,091
   Alco Standard Corp.                               697,129          35,989
   Hershey Foods Corp.                               820,913          35,915
   Fifth Third Bancorp                               567,517          35,612
   Service Corp. International                     1,263,620          35,381
   Georgia-Pacific Corp.                             489,271          35,228
   Public Service Enterprise
     Group Inc.                                    1,285,857          35,040
   Wrigley, (Wm.) Jr. Co.                            621,724          34,972
   Hilton Hotels Corp.                             1,323,653          34,580
#  Applied Materials, Inc.                           962,723          34,538
   Entergy Corp.                                   1,237,782          34,348
   TRW, Inc.                                         681,668          33,743
   Burlington Resources, Inc.                        668,971          33,699
#  Computer Sciences Corp.                           407,796          33,490
#  MFS Communications Co., Inc.                      614,188          33,320
   Lowe's Cos., Inc.                                 928,148          32,949
   Micron Technology Inc.                          1,117,748          32,554
   UST Inc.                                        1,001,853          32,435
   PacifiCorp                                      1,575,597          32,300
   American Stores Co.                               780,789          31,915
   ALLTEL Corp.                                    1,014,842          31,841
   Williams Cos., Inc.                               840,117          31,504
   Sysco Corp.                                       962,366          31,397
#  The Kroger Co.                                    674,312          31,356
   Unicom Corp.                                    1,155,728          31,349
   Morton International, Inc.                        763,515          31,113
   Masco Corp.                                       858,938          30,922
   Pioneer HiBred International                      441,238          30,887
   Dover Corp.                                       604,621          30,382
   Cognizant Corp.                                   919,064          30,329
#  Digital Equipment Corp.                           829,531          30,174
   Comerica, Inc.                                    576,055          30,171
   PECO Energy Corp.                               1,193,052          30,125
   Browning-Ferris Industries, Inc.                1,136,975          29,846
   Carolina Power & Light Co.                        809,548          29,549
   Lincoln National Corp.                            558,794          29,337
   Dresser Industries, Inc.                          945,839          29,321
   Becton, Dickinson & Co.                           668,148          28,981
   Central & South West Corp.                      1,127,960          28,904
   Amerada Hess Corp.                                498,599          28,856
   Eaton Corp.                                       413,596          28,848
   Genuine Parts Co.                                 646,460          28,767
   Inco Ltd.                                         900,281          28,696
   Houston Industries, Inc.                        1,257,160          28,443
   Green Tree Financial Corp.                        736,093          28,432
   Delta Air Lines, Inc.                             400,485          28,384
   UNUM Corp.                                        392,611          28,366
   CINergy Corp.                                     844,767          28,194
   Rohm & Haas Co.                                   344,638          28,131
   Fluor Corp.                                       447,646          28,090
   Union Carbide Corp.                               685,876          28,035
   Consolidated Natural Gas Co.                      507,294          28,028
   Transamerica Corp.                                354,745          28,025
   Placer Dome, Inc.                               1,283,058          27,907
#  Cabletron Systems, Inc.                           837,492          27,847
   The Clorox Co.                                    276,466          27,750
   The Quaker Oats Co.                               726,647          27,703
   Coastal Corp.                                     565,330          27,631
   Salomon, Inc.                                     584,777          27,558
#  Federal Express Corp.                             611,131          27,195
#  ITT Corp.                                         624,030          27,067
#  Kmart Corp.                                     2,590,057          26,872
   Newell Co.                                        851,208          26,813
   Baker Hughes, Inc.                                774,944          26,736
   International Flavors &
     Fragrances, Inc.                                592,625          26,668
   The Limited, Inc.                               1,449,903          26,642
   SAFECO Corp.                                      675,377          26,509
#  Price/Costco Inc.                               1,053,995          26,482
   Times Mirror Co. Class A                          530,933          26,414

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
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                                                                      MARKET
                                                                      VALUE*
                                                      SHARES           (000)
------------------------------------------------------------------------------
   St. Paul Cos., Inc.                               446,162     $    26,156
   Rite Aid Corp.                                    656,435          26,093
   Ingersoll-Rand Co.                                585,835          26,070
   Tribune Co.                                       329,400          25,981
   Providian Corp.                                   501,941          25,787
   Sherwin-Williams Co.                              459,501          25,732
   Freeport-McMoRan Copper &
     Gold Inc. Class B                               859,911          25,690
   Northrop Grumman Corp.                            309,834          25,639
   Winn-Dixie Stores, Inc.                           807,673          25,543
   R.R. Donnelley & Sons Co.                         810,451          25,428
#  Tenet Healthcare Corp.                          1,161,577          25,410
   DTE Energy Co.                                    778,544          25,205
   W.R. Grace & Co.                                  476,650          24,667
   The McGraw-Hill Cos.                              532,636          24,568
   Cooper Industries, Inc.                           579,001          24,390
   Republic New York Corp.                           295,642          24,132
   MGIC Investment Corp.                             316,230          24,033
   Nucor Corp.                                       469,372          23,938
#  Silicon Graphics, Inc.                            935,714          23,861
   Newmont Mining Corp.                              532,937          23,849
   General Dynamics Corp.                            337,990          23,828
   Sonat, Inc.                                       462,562          23,822
   Hercules, Inc.                                    548,706          23,732
------------------------------------------------------------------------------
TOTAL--300 LARGEST STOCKS                                         27,770,379
------------------------------------------------------------------------------
   Phelps Dodge Corp.                                350,156          23,636
   CVS Corp.                                         566,658          23,445
   MBIA, Inc.                                        231,386          23,428
   VF Corp.                                          341,793          23,071
   Eastman Chemical                                  416,908          23,034
   W.W. Grainger, Inc.                               284,430          22,826
   Guidant Corp.                                     397,125          22,636
   Champion International Corp.                      512,185          22,152
   GPU Inc.                                          645,779          21,714
   The Dun & Bradstreet Corp.                        912,666          21,676
#  Bay Networks Inc.                               1,034,913          21,604
   Jefferson-Pilot Corp.                             381,508          21,603
   Allegheny Teledyne Inc.                           932,194          21,440
   Great Western Financial Corp.                     737,977          21,401
   Case Corp.                                        392,315          21,381
   Baltimore Gas & Electric Co.                      790,178          21,137
   Union Electric Co.                                546,370          21,035
   Interpublic Group of Cos., Inc.                   434,355          20,632
   Willamette Industries, Inc.                       296,149          20,582
#  Western Atlas Inc.                                287,406          20,370
   Reynolds Metals Co.                               356,592          20,103
   PP&L Resources Inc.                               867,182          19,945
   New York Times Co. Class A                        522,574          19,858
   Avery Dennison Corp.                              559,716          19,800
   TJX Cos., Inc.                                    415,255          19,673
   Golden West Financial Corp.                       308,295          19,461
   Knight-Ridder, Inc.                               506,436          19,371
   Laidlaw Inc. Class B                            1,676,323          19,278
   Raychem Corp.                                     239,799          19,214
   Torchmark Corp.                                   378,428          19,111
   Columbia Gas Systems, Inc.                        296,174          18,844
   Dillard Department Stores
     Class A                                         608,636          18,792
   Kerr-McGee Corp.                                  260,930          18,787
#  Advanced Micro Devices, Inc.                      729,204          18,777
   Ohio Edison Co.                                   816,194          18,568
   Whirlpool Corp.                                   398,238          18,568
#  St. Jude Medical, Inc.                            433,358          18,472
   Johnson Controls, Inc.                            222,738          18,459
   H.F. Ahmanson & Co.                               567,486          18,443
#  LSI Logic Corp.                                   688,800          18,425
   Rubbermaid, Inc.                                  801,558          18,235
   Beneficial Corp.                                  287,705          18,233
#  National Semiconductor Corp.                      741,246          18,068
   Hasbro, Inc.                                      463,171          18,006
   Tupperware Corp.                                  333,975          17,909
#  Novell, Inc.                                    1,893,835          17,873
   Union Camp Corp.                                  372,652          17,794
   Dana Corp.                                        544,648          17,769
   Harcourt General, Inc.                            383,507          17,689
   Dow Jones & Co., Inc.                             516,917          17,511
   Comcast Corp. Class A Special                     986,083          17,503
   Mallinckrodt Inc.                                 395,633          17,457
   Southwest Airlines Co.                            776,797          17,187
#  Andrew Corp.                                      323,478          17,144
   Northern States Power Co.                         369,571          16,954
   Brown-Forman Corp. Class B                        367,142          16,797
   Sigma-Aldrich Corp.                               268,573          16,752
#  Humana, Inc.                                      871,429          16,666
   The Mead Corp.                                    279,154          16,226
   H & R Block, Inc.                                 556,701          16,144
   Temple-Inland Inc.                                296,187          16,031
   Great Lakes Chemical Corp.                        340,050          15,897
   Circuit City Stores, Inc.                         525,539          15,832
#  General Instrument Corp.                          731,759          15,824
   Westvaco Corp.                                    546,753          15,719
   Pall Corp.                                        615,476          15,695
#  Woolworth Corp.                                   716,069          15,664
#  Fruit of the Loom, Inc.                           410,496          15,548
   ITT Industries, Inc.                              633,812          15,528
   Parker-Hannifin Corp.                             399,788          15,492
   Armstrong World Industries Inc.                   221,789          15,414
   Nordstrom, Inc.                                   433,173          15,323
   James River Corp.                                 461,371          15,283
   Ashland Inc.                                      343,173          15,057
#  Ceridian Corp.                                    368,375          14,919
   Liz Claiborne, Inc.                               385,790          14,901
#  Thermo Electron Corp.                             360,000          14,850
   Engelhard Corp.                                   766,485          14,659
   Deluxe Corp.                                      439,033          14,378
   Harris Corp.                                      208,930          14,338
   Black & Decker Corp.                              472,057          14,221
   Wendy's International, Inc.                       693,611          14,219
   USX-U.S. Steel Group                              452,718          14,204
   PACCAR, Inc.                                      208,535          14,128
   Pennzoil Co.                                      248,922          14,064
#  FMC Corp.                                         199,307          13,976
#  Oryx Energy Co.                                   563,508          13,947
   Pacific Enterprises                               455,647          13,840
   Tandy Corp.                                       314,365          13,832
#  Apple Computer, Inc.                              664,099          13,780
   Perkin-Elmer Corp.                                232,420          13,684
   Comcast Corp. Class A                             760,722          13,408
   United States Surgical Corp.                      336,788          13,261
   Nalco Chemical Co.                                361,460          13,058
   USF&G Corp.                                       623,926          13,024

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
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                                                                      MARKET
                                                                      VALUE*
500 PORTFOLIO                                         SHARES           (000)
------------------------------------------------------------------------------
   Ecolab, Inc.                                      345,026     $    12,982
   The Stanley Works                                 478,089          12,908
   Whitman Corp.                                     561,965          12,855
#  AutoZone, Inc.                                    465,900          12,812
   Brunswick Corp.                                   528,100          12,674
------------------------------------------------------------------------------
TOTAL--400 LARGEST STOCKS                                         29,516,277
------------------------------------------------------------------------------
   Harnischfeger Industries Inc.                     262,256          12,621
   Thomas & Betts Corp.                              284,317          12,617
   Reebok International Ltd.                         298,232          12,526
   Allergan, Inc.                                    350,789          12,497
   Ryder System, Inc.                                439,295          12,355
   Louisiana-Pacific Corp.                           584,587          12,349
   Frontier Corp.                                    545,100          12,333
#  ALZA Corp.                                        452,595          11,711
   Owens-Corning                                     274,229          11,689
   Cyprus Amax Minerals Co.                          497,930          11,639
   Snap-On Inc.                                      326,232          11,622
   The BF Goodrich Co.                               285,817          11,576
   General Signal Corp.                              265,400          11,346
   American Greetings Corp.
     Class A                                         397,201          11,271
   NorAm Energy Corp.                                731,323          11,244
#  DSC Communications Corp.                          628,457          11,234
   Homestake Mining Co.                              781,679          11,139
   Giant Food, Inc. Class A                          321,887          11,105
#  Harrah's Entertainment, Inc.                      553,164          10,994
   Moore Corp. Ltd.                                  531,512          10,830
   Santa Fe Pacific Gold Corp.                       700,466          10,770
   Maytag Corp.                                      541,090          10,687
   Bausch & Lomb, Inc.                               302,467          10,586
   Polaroid Corp.                                    242,817          10,563
   Echlin, Inc.                                      331,918          10,497
#  Rowan Cos., Inc.                                  458,906          10,383
   Bemis Co., Inc.                                   280,143          10,330
   Pep Boys (Manny, Moe & Jack)                      335,919          10,330
   Supervalu Inc.                                    361,243          10,250
   Louisiana Land & Exploration Co.                  183,415           9,836
   Mercantile Stores Co., Inc.                       197,431           9,748
   Cummins Engine Co., Inc.                          211,216           9,716
   Sun Co., Inc.                                     395,291           9,635
   Millipore Corp.                                   230,746           9,547
   NICOR, Inc.                                       265,910           9,506
   National Service Industries, Inc.                 254,108           9,497
   Biomet, Inc.                                      615,497           9,309
   Manor Care Inc.                                   334,474           9,031
   Tektronix, Inc.                                   174,858           8,962
   Cooper Tire & Rubber Co.                          447,488           8,838
   Worthington Industries, Inc.                      481,880           8,734
#  Tandem Computers, Inc.                            633,891           8,716
   ENSERCH Corp.                                     372,903           8,577
   C.R. Bard, Inc.                                   304,668           8,531
   Battle Mountain Gold Co.
     Class A                                       1,193,306           8,204
   Boise Cascade Corp.                               256,970           8,159
   Foster Wheeler Corp.                              215,859           8,014
#  USAir Group, Inc.                                 341,661           7,986
#  Amdahl Corp.                                      649,558           7,876
   Stone Container Corp.                             527,671           7,849
   The Timken Co.                                    167,416           7,680
   Meredith Corp.                                    144,808           7,639
#  Niagara Mohawk Power Corp.                        765,638           7,561
#  King World Productions, Inc.                      199,830           7,369
   Darden Restaurants Inc.                           836,173           7,317
   Crane Co.                                         245,921           7,132
   Alberto-Culver Co. Class B                        146,514           7,033
   Helmerich & Payne, Inc.                           132,964           6,931
   Autodesk, Inc.                                    244,271           6,840
   Briggs & Stratton Corp.                           153,650           6,761
#  Santa Fe Energy Resources, Inc.                   486,373           6,748
#  Beverly Enterprises Inc.                          525,915           6,705
   Potlatch Corp.                                    153,147           6,585
   Great Atlantic & Pacific Tea
     Co., Inc.                                       202,365           6,450
   Peoples Energy Corp.                              186,193           6,307
#  Unisys Corp.                                      922,980           6,230
   Scientific-Atlanta, Inc.                          412,051           6,181
   Shared Medical Systems Corp.                      125,483           6,164
   USLIFE Corp.                                      184,355           6,130
   Russell Corp.                                     204,572           6,086
   Centex Corp.                                      151,846           5,713
   ASARCO, Inc.                                      227,106           5,649
   TRINOVA Corp.                                     151,621           5,515
   John H. Harland Co.                               164,977           5,444
#  Bethlehem Steel Corp.                             590,170           5,312
   Fleetwood Enterprises, Inc.                       191,078           5,255
   Inland Steel Industries, Inc.                     259,283           5,186
   Longs Drug Stores, Inc.                           105,358           5,176
   EG & G, Inc.                                      255,356           5,139
   Safety-Kleen Corp.                                309,417           5,067
   Duracell International, Inc.                       71,733           5,012
   Echo Bay Mines Ltd.                               740,654           4,907
   Freeport-McMoRan Copper &
     Gold Inc. Class A                               172,483           4,851
   McDermott International, Inc.                     291,075           4,839
   Cincinnati Milacron, Inc.                         211,705           4,631
   Springs Industries Inc. Class A                   106,831           4,594
   Jostens Inc.                                      205,016           4,331
   ONEOK, Inc.                                       143,714           4,311
   Ball Corp.                                        159,534           4,148
   Alexander & Alexander
     Services, Inc.                                  237,474           4,126
   Caliber System Inc.                               207,863           4,001
   Pulte Corp.                                       127,043           3,907
   Eastern Enterprises                               110,228           3,899
   Adolph Coors Co. Class B                          201,202           3,823
#  Navistar International Corp.                      401,588           3,664
   Fleming Cos., Inc.                                200,851           3,465
#  Data General Corp.                                210,203           3,048
#  Charming Shoppes, Inc.                            548,196           2,741
#  TCI Satellite Entertainment, Inc.
     Class A                                         275,869           2,724
#  Newport News Shipbuilding Inc.                    180,256           2,704
   Stride Rite Corp.                                 263,499           2,635
   Kaufman & Broad Home Corp.                        202,975           2,613
#  Intergraph Corp.                                  250,597           2,569
#  Viacom International Inc. Class A                  71,693           2,473
   Giddings & Lewis, Inc.                            186,593           2,402
#  Armco, Inc.                                       568,465           2,345
   NACCO Industries, Inc. Class A                     43,770           2,342
#  Infinity Broadcasting Corp.                        54,000           1,816
   Consolidated Freightways, Inc.                     51,576           1,148

------------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                     SHARES            (000)
------------------------------------------------------------------------------
#  Consolidated Freightways Corp.                    77,488      $       688
#  Ryan's Family Steak Houses, Inc.                  92,737              638
#  Shoney's Inc.                                     17,460              122
#  Fresenius Medical Care AG
     Pfd. Class D                                   235,422               31
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (100.0%)(1)
   (COST $21,866,619)                                             30,322,495
------------------------------------------------------------------------------

                                                       FACE
                                                     AMOUNT
                                                      (000)
------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.2%)
------------------------------------------------------------------------------
U.S. TREASURY BILL--Note D
   5.17%, 1/9/97                                   $  7,500            7,493
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.39%, 1/2/97                                     46,669           46,669
------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $54,161)                                                     54,162
------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
   (COST $21,920,780)                                             30,376,657
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
------------------------------------------------------------------------------
Other Assets--Note B                                                 603,670
Liabilities                                                         (648,475)
                                                                   -----------
                                                                     (44,805)
------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------
Applicable to 438,518,428 outstanding
   shares of beneficial interest
   (unlimited authorization)                                     $30,331,852
==============================================================================

NET ASSET VALUE PER SHARE                                             $69.17
==============================================================================

*See Note A in Notes to Financial Statements.

#Non-Income Producing Security.

(1)The combined market value of common stocks and S&P 500 Index futures contracts represents 100.1% of net assets.

ADR--American Depository Receipt.

------------------------------------------------------------------------------
                                                      AMOUNT             PER
                                                       (000)           SHARE
------------------------------------------------------------------------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------
Paid in Capital--Note C                          $21,808,593          $49.74
Undistributed Net
   Investment Income                                  23,865             .05
Accumulated Net
   Realized Gains--Note C                             43,958             .10
Unrealized Appreciation
   (Depreciation)--Note D
   Investment Securities                           8,455,877           19.28
   Futures Contracts                                    (441)             --
------------------------------------------------------------------------------
NET ASSETS                                       $30,331,852          $69.17
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a Portfolio invested in futures contracts during the period, the results of these investments are shown separately.

------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31, 1996
                                                         ---------------------------------------------------------------
                                                                             EXTENDED      TOTAL STOCK
                                                                 500           MARKET           MARKET           GROWTH
                                                           PORTFOLIO       PORTFOLIO*       PORTFOLIO*       PORTFOLIO*
                                                               (000)            (000)            (000)            (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                             $  519,277         $ 26,241         $ 48,257         $  8,880
    Interest                                                  10,100            4,195            4,842              268
                                                         ---------------------------------------------------------------
         Total Income                                        529,377           30,436           53,099            9,148
                                                         ---------------------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
         Investment Advisory Services                             20               27               27               12
         Management and Administrative                        39,269            3,864            4,679              823
         Marketing and Distribution                            5,616              384              605              124
    Taxes (other than income taxes)                              791               69               72               12
    Custodian Fees                                               312              117              131               19
    Auditing Fees                                                 34               10               11                8
    Shareholders' Reports                                        879               72               51               21
    Annual Meeting and Proxy Costs                               274               20               16               11
    Trustees' Fees and Expenses                                   66                5                6                1
                                                         ---------------------------------------------------------------
         Total Expenses                                       47,261            4,568            5,598            1,031
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        482,116           25,868           47,501            8,117
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
    Investment Securities Sold                               509,247          128,509           17,019            5,992
    Futures Contracts                                         31,011            6,833           10,361              452
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                            540,258          135,342           27,380            6,444
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)
    Investment Securities                                  3,961,475          132,887          411,585           97,821
    Futures Contracts                                           (209)             643              534               22
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                                         3,961,266          133,530          412,119           97,843
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                       $4,983,640         $294,740         $487,000         $112,404
========================================================================================================================

*The Statements of Net Assets for the Extended Market, Total Stock Market, and Growth Portfolios, an integral part of the financial statements for each Portfolio, and the Report Of Independent Accountants are included as an insert to this Report.

---------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31, 1996
                                                                             ----------------------------------
                                                                                                          SMALL
                                                                                                 CAPITALIZATION
                                                                                    VALUE                 STOCK
                                                                               PORTFOLIO*            PORTFOLIO*
                                                                                    (000)                 (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                                    $ 20,433              $ 21,215
    Interest                                                                          276                 2,741
                                                                             ----------------------------------
       Total Income                                                                20,709                23,956
                                                                             ----------------------------------
EXPENSES
    The Vanguard Group--Note B
       Investment Advisory Services                                                    12                    29
       Management and Administrative                                                1,221                 2,891
       Marketing and Distribution                                                     173                   308
    Taxes (other than income taxes)                                                    23                    44
    Custodian Fees                                                                     30                    35
    Auditing Fees                                                                       9                     9
    Shareholders' Reports                                                              30                    62
    Annual Meeting and Proxy Costs                                                     11                    19
    Trustees' Fees and Expenses                                                         2                     4
                                                                             ----------------------------------
       Total Expenses                                                               1,511                 3,401
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              19,198                20,555
---------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
    Investment Securities Sold                                                     46,255               106,032
    Futures Contracts                                                                 608                 2,264
---------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                                  46,863               108,296
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                          88,848                83,281
    Futures Contracts                                                                  12                    46
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                   88,860                83,327
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $154,921              $212,178
===============================================================================================================

*The Statements of Net Assets for the Value and Small Capitalization Stock
 Portfolios, an integral part of the financial statements for each Portfolio, and the Report Of Independent Accountants are included as an insert to this Report.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-----------------------------------------------------------------------------------------------------------------------
                                                                        500                        EXTENDED MARKET
                                                                     PORTFOLIO                         PORTFOLIO
                                                       -----------------------------------     ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                1996             1995             1996             1995
                                                               (000)            (000)            (000)            (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                $   482,116      $   308,784       $   25,868       $   18,358
    Realized Net Gain                                        540,258          224,353          135,342           47,260
    Change in Unrealized Appreciation (Depreciation)       3,961,266        3,461,446          133,530          279,593
                                                       ----------------------------------------------------------------
       Net Increase in Net Assets Resulting
           from Operations                                 4,983,640        3,994,583          294,740          345,211
                                                       ----------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                   (510,308)        (329,358)         (25,620)         (18,335)
    Realized Capital Gain                                   (103,232)         (38,412)        (127,262)         (24,450)
                                                       ----------------------------------------------------------------
       Total Distributions                                  (613,540)        (367,770)        (152,882)         (42,785)
                                                       ----------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                              36,930           24,573               --               --
                                                       ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                12,313,689        6,176,329          690,749          333,688
    Issued in Lieu of Cash Distributions                     561,779          333,373          139,754           38,420
    Redeemed                                              (4,322,481)      (2,145,554)        (396,736)        (118,616)
                                                       ----------------------------------------------------------------
       Net Increase from Capital Share Transactions        8,552,987        4,364,148          433,767          253,492
-----------------------------------------------------------------------------------------------------------------------
    Total Increase                                        12,960,017        8,015,534          575,625          555,918
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Year                                     17,371,835        9,356,301        1,523,213          967,295
                                                       ----------------------------------------------------------------
    End of Year                                          $30,331,852      $17,371,835       $2,098,838       $1,523,213
=======================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                   197,182          119,957           26,677           14,948
    Issued in Lieu of Cash Distributions                       8,437            6,165            5,423            1,617
    Redeemed                                                 (68,675)         (42,269)         (15,254)          (5,530)
                                                       ----------------------------------------------------------------
       Net Increase in Shares Outstanding                    136,944           83,853           16,846           11,035
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL STOCK MARKET                       GROWTH
                                                                     PORTFOLIO                          PORTFOLIO
                                                       -----------------------------------      -----------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                1996             1995             1996             1995
                                                               (000)            (000)            (000)            (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                 $   47,501       $   24,738         $  8,117         $  2,807
    Realized Net Gain                                         27,380           13,382            6,444            2,780
    Change in Unrealized Appreciation (Depreciation)         412,119          302,059           97,843           43,832
                                                       ----------------------------------------------------------------
       Net Increase in Net Assets Resulting
            from Operations                                  487,000          340,179          112,404           49,419
                                                       ----------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                    (47,409)         (25,383)          (8,068)          (2,809)
    Realized Capital Gain                                    (19,087)          (9,220)          (5,200)              --
                                                       ----------------------------------------------------------------
       Total Distributions                                   (66,496)         (34,603)         (13,268)          (2,809)
                                                       ----------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                                  --            1,408               --              153
                                                       ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                 1,778,726          572,389          534,984          172,136
    Issued in Lieu of Cash Distributions                      61,058           30,454           12,443            2,521
    Redeemed                                                (300,321)        (124,622)        (130,661)         (36,588)
                                                       ----------------------------------------------------------------
       Net Increase from Capital Share Transactions        1,539,463          478,221          416,766          138,069
-----------------------------------------------------------------------------------------------------------------------
    Total Increase                                         1,959,967          785,205          515,902          184,832
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Year                                      1,570,889          785,684          271,002           86,170
                                                       ----------------------------------------------------------------
    End of Year                                           $3,530,856       $1,570,889         $786,904         $271,002
=======================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                   109,053           42,692           34,801           13,833
    Issued in Lieu of Cash Distributions                       3,572            2,142              772              197
    Redeemed                                                 (18,391)          (9,484)          (8,427)          (3,005)
                                                       ----------------------------------------------------------------
       Net Increase in Shares Outstanding                     94,234           35,350           27,146           11,025
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                       VALUE                    SMALL CAPITALIZATION
                                                                     PORTFOLIO                     STOCK PORTFOLIO
                                                       -----------------------------------    -------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                1996             1995             1996             1995
                                                               (000)            (000)            (000)            (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
     Net Investment Income                                $   19,198         $ 11,372       $   20,555         $ 12,158
     Realized Net Gain                                        46,863           11,285          108,296           32,925
     Change in Unrealized Appreciation (Depreciation)         88,860           91,742           83,327          142,138
                                                       ----------------------------------------------------------------
       Net Increase in Net Assets Resulting
            from Operations                                  154,921          114,399          212,178          187,221
                                                       ----------------------------------------------------------------
DISTRIBUTIONS
     Net Investment Income                                   (19,729)         (11,989)         (21,098)         (11,543)
     Realized Capital Gain                                   (28,488)              --         (109,741)         (22,583)
                                                       ----------------------------------------------------------------
       Total Distributions                                   (48,217)         (11,989)        (130,839)         (34,126)
                                                       ----------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                                  --              772               --               --
                                                       ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
     Issued                                                  537,032          184,957          751,887          296,341
     Issued in Lieu of Cash Distributions                     44,164           10,456          121,326           30,822
     Redeemed                                               (168,500)         (99,197)        (212,431)        (114,401)
                                                       ----------------------------------------------------------------
       Net Increase from Capital Share Transactions          412,696           96,216          660,782          212,762
-----------------------------------------------------------------------------------------------------------------------
     Total Increase                                          519,400          199,398          742,121          365,857
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Year                                       496,327          296,929          971,233          605,376
                                                       ----------------------------------------------------------------
     End of Year                                          $1,015,727         $496,327       $1,713,354         $971,233
=======================================================================================================================

(1)Shares Issued (Redeemed)
     Issued                                                   34,020           13,982           37,170           16,951
     Issued in Lieu of Cash Distributions                      2,679              761            6,100            1,676
     Redeemed                                                (10,585)          (7,889)         (10,771)          (6,821)
                                                       ----------------------------------------------------------------
       Net Increase in Shares Outstanding                     26,114            6,854           32,499           11,806
=======================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

         The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Finally, the table lists the Portfolio's Average Commission Rate Paid, a disclosure required by the SEC beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             500 PORTFOLIO
                                                                                         YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                         1996          1995          1994          1993          1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                 $57.60        $42.97        $43.83        $40.97        $39.32
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                            1.28          1.22          1.18          1.13          1.12
    Net Realized and Unrealized Gain (Loss) on Investments          11.82         14.76          (.67)         2.89          1.75
                                                                 -----------------------------------------------------------------
       Total from Investment Operations                             13.10         15.98           .51          4.02          2.87
                                                                 -----------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                            (1.28)        (1.22)        (1.17)        (1.13)        (1.12)
    Distributions from Realized Capital Gains                        (.25)         (.13)         (.20)         (.03)         (.10)
                                                                 -----------------------------------------------------------------
       Total Distributions                                          (1.53)        (1.35)        (1.37)        (1.16)        (1.22)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                       $69.17        $57.60        $42.97        $43.83        $40.97
==================================================================================================================================

TOTAL RETURN*                                                      22.88%        37.45%         1.18%         9.89%         7.42%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Year (Millions)                            $30,332       $17,372        $9,356        $8,273        $6,547
    Ratio of Total Expenses to Average Net Assets                   0.20%         0.20%         0.19%         0.19%         0.19%
    Ratio of Net Investment Income to Average Net Assets            2.04%         2.38%         2.72%         2.65%         2.81%
    Portfolio Turnover Rate                                           5%+           4%+           6%+           6%+           4%+
    Average Commission Rate Paid                                   $.0166           N/A           N/A           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the annual account maintenance fee of $10.

+Portfolio turnover rates excluding in-kind redemptions were 2%, 2%, 4%, 2%, and 1%, respectively.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       EXTENDED MARKET PORTFOLIO
                                                                                         YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                        1996           1995           1994           1993        1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $24.07         $18.52         $19.43         $17.35      $15.82
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                            .34            .30            .28            .23         .24
    Net Realized and Unrealized Gain (Loss) on Investments          3.85           5.95           (.62)          2.28        1.72
                                                                 -----------------------------------------------------------------
       Total from Investment Operations                             4.19           6.25           (.34)          2.51        1.96
                                                                 -----------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                            (.34)          (.30)          (.28)          (.23)       (.25)
    Distributions from Realized Capital Gains                      (1.72)          (.40)          (.29)          (.20)       (.18)
                                                                 -----------------------------------------------------------------
       Total Distributions                                         (2.06)          (.70)          (.57)          (.43)       (.43)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $26.20         $24.07         $18.52         $19.43      $17.35
==================================================================================================================================

TOTAL RETURN*                                                     17.65%         33.80%         -1.76%         14.49%      12.47%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Year (Millions)                            $2,099         $1,523           $967           $928        $585
    Ratio of Total Expenses to Average Net Assets                  0.25%          0.25%          0.20%          0.20%       0.20%
    Ratio of Net Investment Income to Average Net Assets           1.42%          1.51%          1.51%          1.48%       1.73%
    Portfolio Turnover Rate                                          22%            15%            19%            13%          9%
    Average Commission Rate Paid                                  $.0235            N/A            N/A            N/A         N/A
----------------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect transaction fees on purchases (0.5% in 1995 and 1996, 1.0% in 1992 through 1994) or the annual account maintenance fee of $10.

----------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL STOCK MARKET PORTFOLIO
                                                                            YEAR ENDED DECEMBER 31,
                                                                 -------------------------------------------------   MAR. 16* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      1996       1995           1994          1993   DEC. 31, 1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $15.04     $11.37         $11.69        $10.84          $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                            .29        .29            .27           .26             .23
                                                                 -----------------------------------------------------------------
    Net Realized and Unrealized Gain (Loss) on Investments          2.84       3.75           (.29)          .88             .84
                                                                 -----------------------------------------------------------------
       Total from Investment Operations                             3.13       4.04           (.02)         1.14            1.07
DISTRIBUTIONS
    Dividends from Net Investment Income                            (.29)      (.28)          (.27)         (.26)           (.23)
    Distributions from Realized Capital Gains                       (.11)      (.09)          (.03)         (.03)             --
                                                                 -----------------------------------------------------------------
       Total Distributions                                          (.40)      (.37)          (.30)         (.29)           (.23)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $17.77     $15.04         $11.37        $11.69          $10.84
==================================================================================================================================

TOTAL RETURN**                                                    20.96%     35.79%         -0.17%        10.62%          10.41%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                          $3,531     $1,571           $786          $512            $275
    Ratio of Total Expenses to Average Net Assets                  0.22%      0.25%          0.20%         0.20%          0.21%+
    Ratio of Net Investment Income to Average Net Assets           1.86%      2.14%          2.35%         2.31%          2.42%+
    Portfolio Turnover Rate                                           3%         3%             2%            1%              3%
    Average Commission Rate Paid                                  $.0216        N/A            N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

**Total return figures do not reflect the 0.25% transaction fee on purchases through 1995, or the annual account maintenance fee of $10. Subscription period for the Portfolio was from March 16, 1992, to April 26, 1992, during which time all assets were held in money market instruments. Performance measurement begins on April 27, 1992.

+Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH PORTFOLIO
                                                                             YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------     NOV. 2* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      1996       1995           1994          1993   DEC. 31, 1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $13.97     $10.28         $10.20        $10.26          $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                            .22        .21            .21           .21             .06
                                                                 -----------------------------------------------------------------
    Net Realized and Unrealized Gain (Loss) on Investments          3.07       3.68            .08          (.06)            .26
                                                                 -----------------------------------------------------------------
       Total from Investment Operations                             3.29       3.89            .29           .15             .32
DISTRIBUTIONS
    Dividends from Net Investment Income                            (.22)      (.20)          (.21)         (.21)           (.06)
    Distributions from Realized Capital Gains                       (.14)        --             --            --              --
                                                                 -----------------------------------------------------------------
       Total Distributions                                          (.36)      (.20)          (.21)         (.21)           (.06)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $16.90     $13.97         $10.28        $10.20          $10.26
==================================================================================================================================

TOTAL RETURN**                                                    23.74%     38.06%          2.89%         1.53%           3.19%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                            $787       $271            $86           $51             $21
    Ratio of Total Expenses to Average Net Assets                  0.20%      0.20%          0.20%         0.20%             0%+
    Ratio of Net Investment Income to Average Net Assets           1.57%      1.71%          2.08%         2.10%          2.85%+
    Portfolio Turnover Rate                                          29%        24%            28%           36%              2%
    Average Commission Rate Paid                                  $.0183        N/A            N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.

**Total return figures do not reflect the annual account maintenance fee of $10.

+Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  VALUE PORTFOLIO
                                                                               YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------     NOV. 2* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         1996     1995           1994         1993   DEC. 31, 1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.79   $11.12         $11.74       $10.30          $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                               .37      .41            .38          .38             .07
    Net Realized and Unrealized Gain (Loss) on Investments             2.81     3.66           (.46)        1.50             .30
                                                                 -----------------------------------------------------------------
       Total from Investment Operations                                3.18     4.07           (.08)        1.88             .37
                                                                 -----------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                               (.38)    (.40)          (.38)        (.38)           (.07)
    Distributions from Realized Capital Gains                          (.57)      --           (.16)        (.06)             --
                                                                 -----------------------------------------------------------------
       Total Distributions                                             (.95)    (.40)          (.54)        (.44)           (.07)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $17.02   $14.79         $11.12       $11.74          $10.30
==================================================================================================================================

TOTAL RETURN**                                                       21.86%   36.94%         -0.73%       18.35%           3.70%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                             $1,016     $496           $297         $190             $24
    Ratio of Total Expenses to Average Net Assets                     0.20%    0.20%          0.20%        0.20%             0%+
    Ratio of Net Investment Income to Average Net Assets              2.54%    3.06%          3.37%        3.26%          3.46%+
    Portfolio Turnover Rate                                             29%      27%            32%          30%              4%
    Average Commission Rate Paid                                     $.0188      N/A            N/A          N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

**Total return figures do not reflect the annual account maintenance fee of $10.

+Annualized.

-------------------------------------------------------------------------------------------------------
                                                                 SMALL CAPITALIZATION STOCK PORTFOLIO
                                                                    YEAR ENDED
                                                                    DECEMBER 31,
                                                             ---------------------------    FEB. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996             1995    DEC. 31, 1994
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.61           $14.99           $16.24
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                        .26              .24              .20
    Net Realized and Unrealized Gain (Loss)
       on Investments                                           3.07             4.06             (.86)
                                                             ------------------------------------------
       Total from Investment Operations                         3.33             4.30             (.66)
                                                             ------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                        (.27)            (.23)            (.22)
    Distributions from Realized Capital Gains                  (1.44)            (.45)            (.37)
                                                             ------------------------------------------
       Total Distributions                                     (1.71)            (.68)            (.59)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $20.23           $18.61           $14.99
=======================================================================================================

TOTAL RETURN**                                                18.12%           28.74%           -4.00%
=======================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                      $1,713             $971             $605
    Ratio of Total Expenses to Average Net Assets              0.25%            0.25%           0.17%+
    Ratio of Net Investment Income to
       Average Net Assets                                      1.51%            1.58%           1.50%+
    Portfolio Turnover Rate                                      28%              28%              25%
    Average Commission Rate Paid                              $.0245              N/A              N/A
-------------------------------------------------------------------------------------------------------

* Date of reorganization of Vanguard Small Capitalization Stock Fund into Vanguard Index Trust-Small Capitalization Stock Portfolio.

**Total return figures do not reflect the 1% transaction fee on purchases or the annual account maintenance fee of $10.

+Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Index Trust is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the 500, Extended Market, Total Stock Market, Growth, Value, and Small Capitalization Stock Portfolios.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Trust consistently follows such policies in preparing its financial statements.

         1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Unlisted securities held by the 500, Growth, and Value Portfolios are valued at the latest quoted bid prices; such securities held by the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios are valued at the mean of the latest quoted bid and asked prices. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

         2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

         3. EQUALIZATION: The 500 Portfolio follows the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed income per share is unaffected by capital share transactions.

         Prior to January 1996, the Total Stock Market, Growth, and
Value Portfolios followed the accounting practice of equalization. As of January 1, 1996, these Portfolios have discontinued equalization accounting and have reclassified accumulated net equalization credits of $4,364,000, $342,000, and $2,230,000, respectively, from undistributed net investment income to paid in capital. These reclassifications have no effect on the Portfolios' net assets, results of operations, or net asset values per share.

         4. REPURCHASE AGREEMENTS: The Trust, along with other members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         5. FUTURES CONTRACTS: The Trust uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A Portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A Portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

         Futures contracts based upon the following indexes are used: S&P 500 Index (500 and Total Stock Market Portfolios), New York Stock Exchange Composite Index (Extended Market and

Small Capitalization Stock Portfolios), S&P Midcap 400 Index (Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios), S&P Growth Index (Growth Portfolio), S&P Value Index (Value Portfolio), and Russell 2000 Index (Small Capitalization Stock Portfolio).

         Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

         6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

         7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Trust under methods approved by the Board of Trustees. At December 31, 1996, the Trust had contributed capital aggregating $3,464,000 to Vanguard (included in Other Assets), representing 17.3% of Vanguard's capitalization. The Trust's trustees and officers are also directors and officers of Vanguard.

C. During the year ended December 31, 1996, purchases and sales of investment securities other than temporary cash investments were:

----------------------------------------------------------------------------------------------
                                                                         (000)
                                                         -------------------------------------
PORTFOLIO                                                 PURCHASES                   SALES
----------------------------------------------------------------------------------------------
500                                                       $9,709,201               $1,204,241
Extended Market                                              692,433                  395,663
Total Stock Market                                         1,511,850                   77,567
Growth                                                       559,380                  148,028
Value                                                        597,867                  220,809
Small Capitalization Stock                                   890,393                  367,271
----------------------------------------------------------------------------------------------

         During the year ended December 31, 1996, the 500, Growth, and Value Portfolios realized $404,174,000, $4,670,000, and $4,062,000, respectively, of net capital gains resulting from in-kind redemptions--in which shareholders exchanged Portfolio shares for securities held by the Portfolio rather than for cash. Because such gains are not taxable to the Portfolios, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid in capital.

         Total Stock Market, Growth, and Value Portfolio gains of $3,741,000, $199,000, and $2,035,000, respectively, on securities held for less than one year are treated as ordinary income for tax purposes and have been included in income dividends to shareholders; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

         For federal tax purposes, capital gains required to be distributed in December 1996 included net gains realized through October 31, 1996. Subsequently, the Growth Portfolio realized capital losses of $1,792,000, which are available to offset future capital gains.

D. At December 31, 1996, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------------------------------
                                                                             (000)
                                                       -------------------------------------------------
                                                         APPRECIATED      DEPRECIATED     NET UNREALIZED
PORTFOLIO                                                 SECURITIES       SECURITIES      APPRECIATION
--------------------------------------------------------------------------------------------------------
500                                                       $8,720,636       $(264,759)         $8,455,877
Extended Market                                              652,998        (117,769)            535,229
Total Stock Market                                           837,611         (92,722)            744,889
Growth                                                       148,548          (4,609)            143,939
Value                                                        188,367         (12,370)            175,997
Small Capitalization Stock                                   386,988        (119,900)            267,088
--------------------------------------------------------------------------------------------------------

         At December 31, 1996, the aggregate settlement value of open futures contracts expiring in March 1997 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------------------------------
                                                                             (000)
                                                        ------------------------------------------------
                                                                           AGGREGATE         UNREALIZED
                                                           NUMBER OF       SETTLEMENT       APPRECIATION
PORTFOLIO/FUTURES CONTRACTS                              LONG CONTRACTS      VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
500/
    S&P 500                                                       73         $ 27,174            $(441)
Extended Market/
    New York Stock Exchange
    Composite Index                                              223           43,842              108
    S&P Midcap 400 Index                                         166           21,298               72
Total Stock Market/
    S&P 500 Index                                                281          104,602               57
    S&P Midcap 400 Index                                         257           32,973              163
Value/
    S&P Value Index                                               20            3,880               12
Small Capitalization Stock/
    S&P Midcap 400 Index                                         289           37,079              (25)
    New York Stock Exchange
       Composite Index                                            17            3,342              (15)
--------------------------------------------------------------------------------------------------------

         Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes. The market values of U.S. Treasury bills deposited as initial margin for open futures contracts by the 500, Extended Market, Total Stock Market, Value, and Small Capitalization Stock Portfolios were $7,493,000, $1,399,000, $4,596,000, $200,000, and $1,499,000, respectively.

E. The market value of securities on loan to broker/dealers at December 31, 1996, and collateral received with respect to such loans were:

---------------------------------------------------------------------------------------
                                                                 (000)
                                                ---------------------------------------
                                                 MARKET VALUE                   CASH
                                                   OF LOANED                 COLLATERAL
PORTFOLIO                                         SECURITIES                  RECEIVED
---------------------------------------------------------------------------------------
Extended Market                                      $68,717                  $73,373
Total Stock Market                                    29,426                   32,335
Small Capitalization Stock                            49,989                   53,217
---------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Vanguard Index Trust

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 500 Portfolio (a separate portfolio of Vanguard Index Trust, the "Trust") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and, with respect to unsettled securities transactions, the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

         We have also audited the financial statements of the other portfolios included in the Trust at December 31, 1996, and we have issued our report thereon. An insert to this Annual Report containing our report on the financial statements of the other portfolios is available from the Trust.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103

January 31, 1997

SPECIAL 1996 TAX INFORMATION (UNAUDITED)
VANGUARD INDEX TRUST

This information for the fiscal year ended December 31, 1996, is included pursuant to provisions of the Internal Revenue Code.

         The Fund designates the following as capital gain dividends (from net long-term capital gains):

--------------------------------------------------------------------------------------------------
                                                      LONG-TERM CAPITAL GAINS (000)
                                        ----------------------------------------------------------
                                                                 AMOUNT             BALANCE FOR
                                            TOTAL              DISTRIBUTED        DISTRIBUTION IN
PORTFOLIO                                 DESIGNATED             IN 1996            MARCH 1997
--------------------------------------------------------------------------------------------------
500                                        $111,736              $92,123               $19,613
Extended Market                             118,847               91,981                26,866
Total Stock Market                           18,213               11,874                 6,339
Growth                                        2,891                2,891                    --
Value                                        28,672               14,902                13,770
Small Capitalization Stock                   82,897               79,307                 3,590
--------------------------------------------------------------------------------------------------

         For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

                 500 Portfolio                                  98.1%
                 Extended Market Portfolio                      59.3
                 Total Stock Market Portfolio                   83.5
                 Growth Portfolio                               97.8
                 Value Portfolio                                58.1
                 Small Capitalization Stock Portfolio           44.6

"Standard & Poor's(R)," "S&P 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc.; "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates; "Russell 2000" is a registered trademark of the Frank Russell Company.

All comparative mutual fund data are from Lipper Analytical Services, Inc. or Morningstar unless otherwise noted.

TRUSTEES AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer Inc.;
         Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Alco Standard Corp., Raytheon Co., Knight-Ridder, Inc., and Massa-chusetts Mutual Life Insurance Co.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.



OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President,
         Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President, Institutional.

RALPH K. PACKARD, Senior Vice President and
         Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

VGOnline@aol.com  http://www.vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1996 Vanguard Marketing Corporation, Distributor

[PHOTO]


THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
  Vanguard/Windsor Fund
  Vanguard/Windsor II
  Vanguard Equity Income Fund
  Vanguard Quantitative Portfolios
  Vanguard Selected Value Portfolio
  Vanguard/Trustees' Equity--U.S. Portfolio
  Vanguard Convertible Securities Fund

BALANCED FUNDS
  Vanguard/Wellington Fund
  Vanguard/Wellesley Income Fund
  Vanguard STAR Portfolio
  Vanguard Asset Allocation Fund
  Vanguard LifeStrategy Portfolios

GROWTH FUNDS
  Vanguard/Morgan Growth Fund
  Vanguard/PRIMECAP Fund
  Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
  Vanguard Explorer Fund
  Vanguard Specialized Portfolios
  Vanguard Horizon Fund

INTERNATIONAL FUNDS
  Vanguard International Growth Portfolio
  Vanguard/Trustees' Equity--International
    Portfolio

INDEX FUNDS

  Vanguard Index Trust
  Vanguard Tax-Managed Fund
  Vanguard Balanced Index Fund
  Vanguard Bond Index Fund
  Vanguard International Equity Index Fund
  Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
  Vanguard Money Market Reserves
  Vanguard Treasury Money Market Portfolio
  Vanguard Admiral Funds

INCOME FUNDS
  Vanguard Fixed Income Securities Fund
  Vanguard Admiral Funds
  Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)

Q400-12/96

[PHOTO]

VANGUARD INDEX TRUST
FINANCIAL STATEMENTS
DECEMBER 31, 1996

The Statement of Net Assets should be read in conjunction with the accompanying Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements. The Statement of Net Assets for the 500 Portfolio begins on page 22 of the accompanying Report.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The Growth and Value Portfolios' S&P 500 Index common stocks are listed in descending market value order; the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios' common stocks are listed alphabetically. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


CONTENTS
Extended Market Portfolio   . . . . . . . . . . . . . . . .    1
Total Stock Market Portfolio  . . . . . . . . . . . . . . .   21
Growth Portfolio  . . . . . . . . . . . . . . . . . . . . .   46
Value Portfolio   . . . . . . . . . . . . . . . . . . . . .   49
Small Capitalization Stock Portfolio  . . . . . . . . . . .   53
Report Of Independent Accountants   . . . . . . . . . . . .   68

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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
   AAR Corp.                                     28,800    $       871
#  ABR Information Services, Inc.                10,300            405
#  ABT Building Products Corp.                   27,600            700
#  ADC Telecommunications, Inc.                 110,300          3,433
   ADE Corp.                                     46,400            774
   AFLAC, Inc.                                  119,115          5,092
   AGCO Corp.                                    47,700          1,365
   AGL Resources Inc.                            45,500            961
   AES Corp.                                     63,366          2,946
#  AES Corp. Warrants Exp. 7/31/00                  146              3
   AK Steel Holding Corp.                        21,000            832
#  APAC Teleservices, Inc.                       38,989          1,496
#  APS Holding Corp.                             34,600            534
   APL Ltd.                                      33,454            790
   ARCO Chemical Co.                             82,608          4,048
#  AST Research, Inc.                           134,714            577
   AVX Corp.                                     74,300          1,597
   Aames Financial Corp.                         25,100            900
   Abington Savings Bank                          2,900             58
#  Able Telcom Holding Corp.                     61,200            457
#  Acceptance Insurance Cos. Inc.                36,700            725
#  Access Health Marketing, Inc.                 20,483            922
#  Acclaim Entertainment Inc.                    68,300            226
#  AccuStaff, Inc.                               56,800          1,200
   Aceto Corp.                                   27,308            384
#  Acme Electric Corp.                           40,700            275
#  Acme Metals, Inc.                             26,600            515
#  ACNielson Corp.                               47,500            718
#  Action Performance Cos., Inc.                 58,900          1,075
#  Acuson Corp.                                  46,238          1,127
#  ACX Technologies Inc.                         42,400            843
#  Acxiom Corp.                                  44,922          1,072
#  Adaptec, Inc.                                 95,400          3,822
   Adobe Systems, Inc.                           60,840          2,278
#  Adtran, Inc.                                  33,000          1,371
#  Advanced Fibre Communications                 25,000          1,392


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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
#  Advanced Logic Research                       57,500    $       701
#  Advanced Magnetics, Inc.                      28,200            437
#  Advanced Mammography
     Systems, Inc.                              101,475            168
#  Advanced Marketing Services                   24,300            254
#  Advanced NMR Systems, Inc.                   127,900             30
#  Advanced Polymer Systems                      65,000            487
#  Advanced Technology
     Laboratories, Inc.                          28,137            862
#  Advanced Tissue Sciences Inc.                 55,442            535
#  Advantage Life Products, Inc.                  2,030              4
   ADVO, Inc.                                    64,175            898
   Advanta Corp. Class A                         35,000          1,494
#  Aerial Communications Inc.                   107,700            862
#  Affiliated Computer Services, Inc.            29,400            864
#  Agouron Pharmaceuticals, Inc.                 10,300            696
#  Agri-Nutrition Group Ltd.                     27,100             32
#  Air and Water Technologies Corp.
     Class A                                     94,798            545
   Airborne Freight Corp.                        28,510            666
#  Airgas, Inc.                                  59,100          1,300
   AirTouch Communications, Inc.
     Cvt. 6.00%                                  11,709            319
   AirTouch Communications, Inc.
     Pfd. 4.25% Series C                          7,519            340
#  Airways Corp.                                 43,700            130
#  Alaska Air Group, Inc.                        21,400            449
   Albank Financial Corp.                        25,180            795
   Albany International Corp.                    43,300          1,001
   Albemarle Corp.                               46,602            845
   Alex Brown, Inc.                              13,620            987
   Alexander & Baldwin, Inc.                     39,300            975
#  Alexander's, Inc.                              9,300            736
   Alfa Corp.                                    62,000            790
   Aliant Communications Inc.                    56,300            950
#  Allegro New Media Inc.                        23,977             96
#  Alleghany Corp.                                6,136          1,301
   Allegheny Power System, Inc.                 103,600          3,147
#  Allegiance Corp.                              45,000          1,243
#  The Allen Group, Inc.                         44,040            980
#  Alliance Gaming Corp.                         81,700            352
#  Alliance Pharmaceutical Corp.                 53,800            733
#  Alliance Semiconductor Corp.                  93,550            666
#  Alliant Techsystems, Inc.                     18,400          1,012
   Allied Capital Commercial Corp.               34,400            795
#  Allied Devices Corp.                          11,200             29
   Allied Products Corp.                         22,201            660
#  Allied Waste Industries, Inc.                 91,300            839
   Allmerica Financial Corp.                     43,374          1,453
   Allmerica Property &
     Casualty Cos.                               49,400          1,500
#  Allou Health & Beauty, Inc.                   51,400            344
#  Allwaste, Inc.                               146,646            751
#  Aloette Cosmetics, Inc.                       47,700            149
   Alpharma, Inc. Class A                        51,200            730
#  Altera Corp.                                  37,590          2,732
#  Alumax, Inc.                                  36,900          1,231
#  Amax Gold, Inc.                               99,287            633
   AMBAC, Inc.                                   29,578          1,963
   Amcast Industrial Corp.                       23,200            574
#  Amerco Inc.                                   28,700            997
#  America Online, Inc.                          77,200          2,567
#  America West Airlines, Inc.                   34,600            549
   American Annuity Group Inc.                   65,278            922
   American Bankers
     Insurance Group                             16,900            862
#  American Banknote Corp.                      130,100            602
   American Federal Bank                         18,400            350
   American Financial Group, Inc.                50,600          1,910
#  American Freightways                          52,100            573
   American General
     Hospitality Corp.                           27,400            651
   American Insured Mortgage
     Investors-Series 86                         37,200            437
#  American Management
     Systems, Inc.                               35,725            871
#  American Medical Response, Inc.               30,300            985
#  American Mobile Satellite
     Corp., Inc.                                 54,800            675
   American National Insurance Co.               22,350          1,659
#  American Oncology
     Resources, Inc.                             73,700            751
#  American Power
     Conversion Corp.                            81,100          2,215
#  American Safety Razor Co.                     43,400            597
#  American Science &
     Engineering, Inc.                           37,100            501
#  American Software, Inc. Class A               94,050            594
#  American Standard Cos., Inc.                  67,800          2,593
   American States Financial Corp.               49,900          1,322
#  American Studios, Inc.                        32,600             79
   American Water Works Co., Inc.                65,274          1,346
#  Americredit Corp.                             47,700            978
   Ameron International Corp.                    10,700            552
#  AmeriSource Health Corp.                      23,704          1,144
   AmeriGas Partners, LP                         35,100            785
   Ametek, Inc.                                  44,700            994
   Ampco-Pittsburgh Corp.                        32,365            388
#  Amphenol Corp.                                39,842            886
#  Amre, Inc.                                    49,657             81
#  Amrep Corp.                                   64,600            250
   AmSouth Bancorp                               47,579          2,302
#  Amtech Corp.                                  76,850            509
#  Amylin Pharmaceuticals, Inc.                  60,900            799
   Anadarko Petroleum Corp.                      50,700          3,283
#  Analog Devices, Inc.                          99,194          3,360
   Anchor Bancorp Wisconsin Inc.                 14,800            533
#  Anchor Gaming                                 20,001            797
   Andover Bancorp, Inc.                         12,720            327
#  Andrx Corp.                                   40,400            646
   Angelica Corp.                                33,100            633
#  Anixter International Inc.                    67,900          1,095
#  AnnTaylor Stores Corp.                        32,200            563
#  Antec Corp.                                   52,100            466
   Apache Corp.                                  77,700          2,749
#  Apertus Technologies, Inc.                    90,500            206
   Apogee Enterprises, Inc.                      22,700            899
#  Aphton Corp.                                  31,961            635
#  Apollo Group, Inc. Class A                    40,075          1,340
   Apple South, Inc.                             33,576            447
   Applebee's International, Inc.                24,818            679
#  Apria Healthcare                              40,280            755





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Applied Magnetics Corp.                        2,900    $        87
#  Applied Microsystems Corp.                    33,000            445
#  Applix, Inc.                                  26,479            574
   Aptargroup Inc.                               25,900            913
   Aquarion Co.                                  19,649            548
#  Aquila Biopharmaceuticals, Inc.                  920              5
   Arbor Drugs, Inc.                             52,425            904
#  Arbor Software Corp.                          24,000            579
   Arcadian Corp.                                32,800            869
   Argonaut Group, Inc.                          20,419            636
#  Argosy Gaming Co.                             81,200            376
   Arkansas Best Corp.                           65,900            280
   Arnold Industries, Inc.                       41,900            660
#  Arrow Electronics, Inc.                       45,850          2,453
   Arrow International, Inc.                     32,300            917
#  Arterial Vascular Engineering, Inc.           36,900            461
#  Artisoft, Inc.                                76,300            391
   Arvin Industries, Inc.                        35,300            874
#  Ascend Communications, Inc.                   99,474          6,180
   Ashland Coal Inc.                             27,500            763
#  Aspect Telecommunications Corp.               16,500          1,044
#  Aspen Technologies, Inc.                       1,600            128
   Associated Estates Realty
     Corp. REIT                                  37,200            884
#  Associated Group, Inc.                        25,428            769
#  Associated Group, Inc. Class B                 5,775            170
   Associates First Capital Corp.                78,600          3,468
   Astoria Financial Corp.                       27,500          1,016
   Astro-Med, Inc.                               38,150            310
#  Astrosystems, Inc.                            48,700            250
#  Guy F. Atkinson Co. of California             39,700            407
   Atlantic Energy, Inc.                         43,800            750
   Atlantic Southeast Airlines Inc.              24,900            546
#  Atlas Air, Inc.                               17,600            838
#  Atmel Corp.                                   84,800          2,820
#  Atrix Laboratories, Inc.                      47,034            511
#  Atwood Oceanics, Inc.                         17,300          1,094
#  Autotote Corp.                               114,100            164
   Avalon Properties, Inc. REIT                  43,500          1,251
#  Avant! Corp.                                  30,690            971
#  Avatar Holding, Inc.                          16,100            521
#  Avecor Cardiovascular, Inc.                   35,100            426
#  Aviall Inc.                                   57,500            532
#  Avid Technology, Inc.                         52,100            544
   Avnet, Inc.                                   36,342          2,117
#  Avondale Industries, Inc.                     35,200            755
#  AXENT Technologies, Inc.                      33,100            501
#  Aydin Corp.                                   47,700            447
#  Aztar Corp.                                   84,100            589
#  BBN Corp.                                     38,700            871
#  BDM International, Inc.                       13,000            700
#  BEC Group Inc.                               120,170            631
   BHA Group Class A                             29,700            486
#  BHC Communications, Inc.
     Class A                                     19,915          2,019
#  BISYS Group, Inc.                             19,500            723
#  BJ Services Co.                               34,700          1,770
   BMC Industries, Inc.                          37,704          1,188
   BRE Properties Inc. Class A REIT              46,900          1,161
   BSB Bancorp, Inc.                             20,363            551
#  BTG Inc.                                      35,600            939
#  BT Office Products
     International, Inc.                         68,800            611
#  BMC Software, Inc.                            89,200          3,707
   BW/IP Inc.                                    43,400            716
#  Baby Superstore, Inc.                         13,650            329
   Badger Meter, Inc.                            13,000            499
   Bairnco Corp.                                 70,200            465
   J. Baker, Inc.                                59,409            316
   Baldor Electric Co.                           39,630            976
   Baldwin & Lyons, Inc. Class B                 36,700            686
   Ballard Medical Products                      43,366            808
#  Bally Total Fitness Holding Corp.             88,089            696
   BancFirst Corp.                               14,350            393
   Bancorp Hawaii, Inc.                          34,001          1,428
   Bandag, Inc.                                  19,162            908
   Bandag, Inc. Class A                             300             14
   Bankers Corp.                                 30,300            614
   Bankers Life Holding Corp.                    41,600          1,040
   Bank North Group                              16,900            693
   BanPonce Corp.                                57,144          1,921
   Banta Corp.                                   24,625            559
#  Barnes & Noble Inc.                           27,400            740
#  Barnwell Industries, Inc.                     13,400            273
#  Barrett Business Services, Inc.               29,300            454
#  Barrett Resources Corp.                       28,550          1,217
#  Basin Exploration Inc.                        72,198            447
   Bassett Furniture Industries, Inc.            26,900            669
   Beacon Properties Corp. REIT                  26,700            978
   Bear Stearns Co., Inc.                       102,131          2,847
   Bearings, Inc.                                24,300            677
   BeautiControl Cosmetics                       41,950            692
   Beckman Instruments Inc.                      23,000            883
#  Bed Bath & Beyond, Inc.                       56,400          1,371
#  Bel Fuse, Inc.                                36,200            505
#  Belco Oil & Gas Corp.                         26,000            712
   Belden Inc.                                   22,100            818
   A. H. Belo Corp. Class A                      36,253          1,264
#  Ben & Jerry's Homemade, Inc.
     Class A                                     36,700            411
   Bergen Brunswig Corp. Class A                 33,773            963
   W.R. Berkley Corp.                            17,000            868
#  Berkshire Hathaway Class A                     1,033         35,225
   Berkshire Realty Co., Inc. REIT               70,700            698
#  Berlitz International, Inc.                   32,726            683
   Berry Petroleum Class A                       49,500            712
#  Bertucci's Holding Corp.                      65,400            343
#  Best Buy Co., Inc.                            38,600            410
   BetzDearborn Inc.                             23,100          1,351
#  Billing Information Concepts                  29,836            863
   Bindly Western Industries, Inc.               40,200            779
   Binks Manufacturing Co.                       18,950            760
#  Bio-Rad Laboratories, Inc. Class A            19,247            577
#  Biocryst Pharmaceuticals, Inc.                41,400            670
#  Biocircuits Corp.                              7,200             21
#  Biogen, Inc.                                  59,838          2,311
#  Biomatrix, Inc.                               36,367            582
#  Biospecifics Technology                       40,800            191
#  Biotechnology General                        108,900          1,436
#  Biowhittaker Inc.                             62,299            498
   Birmingham Steel Corp.                        41,250            784
   Blair Corp.                                   17,100            329





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
   E.W. Blanch Holdings, Inc.                    37,000    $       745
   Blessings Corp.                               47,700            444
   Block Drug Co. Class A                        16,110            753
   Blount International, Inc.                    26,000            998
#  Blowout Entertainment Inc.                     7,974             17
#  Bluegreen Corp.                               78,540            216
#  Blyth Industries, Inc.                        25,800          1,177
   Bob Evans Farms, Inc.                         67,416            910
#  Boise Cascade Office
     Products Corp.                              51,776          1,087
#  Bombay Co.                                    78,862            365
#  Borders Group, Inc.                           32,800          1,177
   Borg-Warner Automotive, Inc.                  18,500            712
#  Boston Chicken, Inc.                          54,700          1,962
#  Boston Communications
     Group, Inc.                                 57,700            325
   Boston Edison Co.                             40,400          1,086
#  Boston Technology, Inc.                       47,600          1,366
   Bostonfed Bancorp, Inc.                       10,400            153
   Bowater Inc.                                  31,349          1,180
#  Boyd Gaming Corp.                             43,800            361
   Bradley Real Estate Inc. REIT                 51,137            920
   W.H. Brady Class A                            31,800            773
   Breed Technological Inc.                      43,400          1,128
   Brenton Banks, Inc.                           14,960            416
#  Brinker International, Inc.                   62,063            993
#  Broadway & Seymour, Inc.                      53,700            571
#  Broderbund Software, Inc.                     26,600            790
   Brooke Group Ltd.                             63,500            318
   Brooklyn Union Gas Co.                        41,550          1,252
#  Brooks Fiber Properties, Inc.                 23,500            605
#  Brothers Gourmet Coffees, Inc.                87,200            221
   Brown Group, Inc.                             20,106            369
   Brush Wellman, Inc.                           30,000            491
#  Buffets Inc.                                  89,593            809
#  Builders Transport, Inc.                      38,700            105
#  Burlington Coat Factory
     Warehouse Corp.                             63,750            829
#  Burlington Industries, Inc.                   49,700            547
   Burlington Resources Coal
     Seamgas Royalty Trust                       28,700            240
#  Burr-Brown Corp.                              35,000            901
#  Bush Boake Allen, Inc.                        31,000            825
   Bush Industries, Inc.                         23,910            460
#  CAI Wireless Systems, Inc.                   123,530            122
   CCB Financial Corp.                           16,500          1,126
#  C-Cor Electronics, Inc.                       38,500            513
#  C-Cube Microsystems, Inc.                     28,700          1,060
#  CDW Computer Centers, Inc.                    24,600          1,459
   CIPSCO, Inc.                                  28,300          1,022
   CKE Restaurants Inc.                          39,400          1,418
   CMAC Investment Corp.                         31,200          1,147
#  CMG Information Services, Inc.                44,576            758
   CML Group, Inc.                              114,050            385
   CMS Energy Corp.                              78,739          2,648
#  CNA Financial Corp.                           52,805          5,650
   CPI Corp.                                     45,200            757
#  CRW Financial, Inc.                           42,900            367
#  CTC Communications Corp.                      43,300            344
#  C-TEC Corp.                                   28,400            685
#  C-TEC Corp. Class B                           11,100            268
   CWM Mortgage Holdings Inc.                    55,700          1,198
#  CableVision Systems Corp.
     Class B                                     20,200            619
#  Cable Design Technologies                     26,748            828
   Cabot Corp.                                   65,432          1,644
   Cabot Oil & Gas Corp. Class A                 43,064            737
#  Cadence Design Systems, Inc.                  77,566          3,083
#  Cadiz Land Co., Inc.                         107,200            553
#  Cal Fed Bancorp Inc.                          42,780          1,048
#  CalEnergy Inc.                                42,292          1,422
#  Calgene, Inc.                                125,000            633
   Calgon Carbon Corp.                           62,400            764
   Cali Realty Corp. REIT                        30,900            954
#  California Federal Bank Goodwill
     Participation Certificates                   5,398             77
   Callaway Golf Co.                             60,000          1,725
#  Callon Petroleum Co.                          35,700            669
   Calmat Co.                                    39,300            737
#  Calumet Bancorp, Inc.                         13,500            447
   CAM Designs, Inc.                             29,800            149
#  Cambridge Technology Partners                 37,100          1,245
   Camco International, Inc.                     24,000          1,107
#  Cameron Ashley Building
     Products                                    37,400            517
#  Canandaigua Wine Co., Inc.
     Class A                                     17,400            495
#  Canandaigua Wine Co., Inc.
     Class B                                      6,375            210
#  Canmax, Inc.                                   2,000              4
   Capital One Financial Corp.                   55,776          2,008
   Capital Re Corp.                              22,700          1,058
   Capitol American Financial Corp.              30,400          1,106
   Capstead Mortgage Corp.                       30,300            727
   Caraustar Industries, Inc.                    31,800          1,053
   Cardinal Bancshares, Inc.                      6,200            279
   Cardinal Health, Inc.                         86,829          5,058
   Carlisle Co., Inc.                            14,473            876
#  Carmike Cinemas, Inc. Class A                 25,200            639
   Carnival Corp. Class A                       254,653          8,404
   Carpenter Technology Corp.                    20,400            747
   CarrAmerica Realty Corp. REIT                 35,100          1,027
#  Carrington Labs Inc.                          51,572            406
   Carter-Wallace, Inc.                          71,200          1,113
#  Cascade Bancorp                                5,500            120
#  Cascade Communications Corp.                  76,900          4,249
   Casey's General Stores                        39,000            734
   Cash America International Inc.               80,310            683
#  Casino Magic Corp.                           133,800            328
   A.M. Castle & Co.                             26,125            503
#  Castle & Cooke Inc.                           41,933            666
#  Catalina Lighting, Inc.                       59,400            290
#  Catalina Marketing Corp.                      16,400            904
#  Catellus Development Corp.                    58,701            668
   Cato Corp. Class A                            62,900            322
#  Cayenne Software Inc.                         99,300            385
#  Cellegy Pharmaceuticals, Inc.                 48,600            225
#  Cellular Technical Services Co.               49,650            990
#  Cellularvision USA, Inc.                      63,900            443
#  Celtrix Labs                                  75,300            158
   Centerior Energy Corp.                       132,800          1,428
   Centerpoint Properties Corp. REIT             29,600            969





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Centocor, Inc.                                59,400    $     2,127
   Central Cooperative Bank                      27,100            474
   Central Fidelity Banks, Inc.                  48,675          1,266
   Central Hudson Gas &
     Electric Corp.                              23,400            734
   Central Louisiana Electric Co.                27,892            771
   Central Maine Power Co.                       47,267            549
   Central Newspapers Inc.                       19,050            838
#  Central Sprinkler Corp.                       23,907            601
   Central Vermont Public
     Service Corp.                               31,000            372
   Centura Banks, Inc.                           19,700            879
#  Century Communications Corp.
     Class A                                    105,981            603
   Century Telephone
   Enterprises, Inc.                             50,077          1,546
#  Cephalon Inc.                                 44,100            896
#  Cerner Corp.                                  56,530            869
#  Chalone Wine Group Ltd.                       55,500            652
#  Champion Enterprises, Inc.                    44,814            874
#  Chancellor Broadcasting Co.
      Class A                                    23,900            565
   Chaparral Steel Co.                           54,500            661
   Charter One Financial                         47,798          2,013
#  Chartwell Leisure Corp.                       35,490            472
   Chartwell Re Corp.                            31,210            835
   Chateau Properties, Inc. REIT                 21,900            580
#  Checkers Drive-In Restaurant                 104,400            184
#  Checkfree Corp.                               54,700            933
#  Checkpoint Systems, Inc.                      27,726            686
   Chelsea GCA Realty, Inc. REIT                 26,800            928
   Chemed Corp.                                  18,700            683
#  Chemical Fabrics Corp.                        31,814            435
   Chesapeake Corp. of Virginia                  35,183          1,104
#  Chesapeake Energy Corp.                       26,050          1,449
#  Chic by H.I.S., Inc.                          65,000            309
#  Chico's Fas, Inc.                             37,686            160
   Chiquita Brands
     International, Inc.                         78,065            995
#  Chiron Corp.                                 144,740          2,687
#  Chock Full O'Nuts Corp.                       80,160            401
#  Choice Hotels Corp. Inc.                      56,000            987
#  Cholestech Corp.                              73,500            409
#  Chris-Craft Industries, Inc.                  25,342          1,061
#  Christiana Cos., Inc.                         23,900            615
   Church and Dwight, Inc.                       34,500            789
   Cilcorp, Inc.                                 17,400            637
   Cincinnati Bell, Inc.                         57,600          3,550
   Cincinnati Financial Corp.                    48,297          3,133
#  Circon Corp.                                  37,557            575
#  Circus Circus Enterprises Inc.                89,859          3,089
#  Cirrus Logic                                  56,000            865
   Cintas Corp.                                  41,000          2,419
   Citifed Bancorp                               20,850            696
   Citizens Bancorp MD                           10,200            636
   Citizens Bancshares, Inc.                     16,700            549
   Citizens Banking Corp.                        21,600            689
   Citizens Corp.                                30,600            689
#  Citizens, Inc.                                59,000            502
#  Citizens Utilities Co. Class A               187,998          2,044
#  Citizens Utilities Co. Class B                15,124            168
#  Citrix Systems, Inc.                          22,500            879
   City Holding Co.                               9,350            240
   City National Corp.                           37,988            821
#  Civic Bancorp                                  4,600             47
   Claire's Stores, Inc.                         37,500            488
   Clarcor Inc.                                  30,300            670
#  Clarify, Inc.                                 15,900            758
   Clayton Homes Inc.                           100,097          1,351
#  Clean Harbors Inc.                            43,500             94
#  Clear Channel Communications                  63,600          2,298
   Cleveland-Cliffs Iron Co.                     16,200            735
#  The Clothestime, Inc.                         68,400             20
   Coachmen Industries, Inc.                     36,400          1,033
#  Coast Savings Financial, Inc.                 28,300          1,036
#  Coastal Physician Group, Inc.                 96,400            337
   Coca-Cola Enterprises, Inc.                  106,717          5,176
#  Coda Music Technology, Inc.                   51,100            102
#  Code Alarm, Inc.                              27,600            100
   Coeur d'Alene Mines Corp.                     35,700            540
#  Cognex Corp.                                  56,250          1,037
#  Coherent, Inc.                                19,623            839
#  Coleman Inc.                                  42,000            578
   Collagen Corp.                                30,703            564
   Collective Bancorp, Inc.                      33,050          1,161
#  Collins & Aikman Corp.                       110,100            688
   Colonial Gas Co.                              21,276            463
#  Coltec Inc.                                   60,200          1,136
   Columbus Realty Trust REIT                    36,400            828
   Comair Holdings, Inc.                         41,716          1,009
   Comdisco, Inc.                                42,592          1,352
   Commerce Bancorp, Inc.                        23,300            769
   Commerce Bancshares, Inc.                     32,186          1,497
   Commerce Group, Inc.                          30,600            773
   Commercial Assets                             81,800            552
   Commercial Federal Corp.                      23,100          1,109
   Commercial Metals Co.                         23,766            716
   Commonwealth Energy Systems                   34,000            799
   Communications Systems, Inc.                  40,000            595
   Community Bankshares, Inc.                     2,500             51
   Community First Bankshares                    26,458            734
   Compass Bancshares Inc.                       32,799          1,310
#  Competitive Technologies, Inc.                43,000            422
#  CompuServe Corp.                              80,100            791
#  CompUSA, Inc.                                 75,800          1,563
   Computer Data Systems, Inc.                   22,054            677
   Computer Outsourcing
     Services, Inc.                              57,600            209
   Computer Task Group, Inc.                     22,004            949
#  Computervision Corp.                          98,000            907
#  Computron Software, Inc.                      79,000            128
#  Compuware Corp.                               35,600          1,784
   Comsat Corp.                                  38,100            938
#  Comverse Technology, Inc.                     17,900            677
#  Computer Horizons Corp.                       33,659          1,279
#  Concord EFS, Inc.                             53,675          1,503
#  Conmed Corp.                                  35,800            725
   Conseco Co., Inc.                             86,591          5,520
#  Consilium, Inc.                               49,200            283
   Consolidated Freightways Corp.                18,750            169
#  Consolidated Freightways, Inc.                37,500            834
   Consolidated Papers                           37,100          1,823





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
   Consolidated Products Inc.                    40,634    $       792
#  Consolidated Stores, Inc.                     55,301          1,777
#  Consolidated Technology Group                 24,500              2
#  Consumer Portfolio Services, Inc.             46,000            515
#  ContiFinancial Corp.                          35,700          1,290
#  Continental Airlines, Inc. Class B            52,000          1,469
#  Continental Materials Corp.                   35,600            757
#  Converse Inc.                                 79,333          1,349
#  Cooper Cameron Corp.                          22,200          1,698
#  Copley Pharmaceutical, Inc.                   49,317            447
#  Coram Healthcare Corp.                       157,203            786
   Core Industries, Inc.                         38,400            634
#  COREStaff, Inc.                               26,850            636
#  Corporate Express, Inc.                       65,600          1,931
#  Corrections Corp. of America                  61,528          1,884
#  Cosmetic Center, Inc. Class A                 25,100            147
#  Cosmetic Center, Inc. Class B                  6,900             41
   Countrywide Credit
     Industries, Inc.                            87,179          2,496
#  Coventry Corp.                                66,000            619
#  Cox Communications Class A                   233,850          5,408
   Cracker Barrel Old Country
     Stores, Inc.                                48,733          1,240
#  Craig Corp.                                   32,823            472
#  Jenny Craig Inc.                              60,100            533
   Crawford & Co. Class B                        49,600          1,135
#  Credence Systems Corp.                        47,200            941
#  Credit Acceptance Corp.                       37,400            874
#  Cree Research, Inc.                           66,300            626
   Crescent Real Estate Equities,
     Inc. REIT                                   30,100          1,588
   Crestar Financial Corp.                       36,793          2,736
   Crompton & Knowles Corp.                      62,400          1,201
   A.T. Cross Co. Class A                        45,600            530
#  Crown Central Petroleum Corp.
     Class B                                     37,800            454
   Crown Crafts, Inc.                            32,840            328
   Cullen/Frost Bankers, Inc.                    32,060          1,062
#  Culligan Water Technologies                   15,100            612
   Curtiss-Wright Corp.                          11,800            594
#  Custom Chrome                                 25,300            506
#  Cygnus Inc.                                   44,400            641
#  Cypress Semiconductor Corp.                   64,400            910
#  Cypros Pharmaceuticals Corp.                  79,900            320
#  Cyrix Corp.                                   40,200            719
#  Cytec Industries, Inc.                        41,600          1,690
#  Cytogen Corp.                                109,669            596
#  DBT Online Inc.                               19,977            607
   DPL, Inc.                                     88,575          2,170
   DQE Inc.                                      64,443          1,869
#  D. R. Horton, Inc.                            65,100            708
   DS Bancor, Inc.                               14,468            595
#  DSP Communications, Inc.                      36,800            711
#  DST Systems, Inc.                             43,200          1,355
#  Dal-Tile International Inc.                   45,400            925
   Dames & Moore, Inc.                           50,700            741
   Danaher Corp.                                 49,366          2,302
#  Darling International, Inc.                   18,700            539
   Dart Group Corp. Class A                       4,700            426
   Data Broadcasting Corp.                       81,556            566
#  Data Systems & Software, Inc.                 50,600            288
#  Datascope Corp.                               35,500            701
#  Datastream Systems, Inc.                      24,000            432
#  Dataware Technologies, Inc.                   46,600            140
   Dauphin Deposit Bank & Trust                  24,240            794
#  Davel Communications
     Group, Inc.                                 20,500            366
#  Dave & Busters                                23,307            465
   Dean Foods Corp.                              35,833          1,156
   Deb Shops, Inc.                               92,900            406
#  DecisionOne Corp.                             51,000            829
   Delmarva Power & Light Co.                    50,500          1,029
   Delta & Pine Land Co.                         29,607            947
   Delta Woodside                                68,300            435
   Dentsply International                        22,100          1,051
#  Department 56 Inc.                            18,300            453
   Deposit Guaranty Corp.                        32,200            998
#  DePuy, Inc.                                   52,000          1,053
#  Designer Holdings Ltd.                        44,400            716
#  Destec Energy Inc.                            45,101            705
#  Detroit Diesel Corp.                          39,722            914
   Developers Diversified Realty
     Corp. REIT                                  30,000          1,114
   Devon Energy Corp.                            31,600          1,098
#  Devry, Inc.                                   27,800            653
   Dexter Corp.                                  31,800          1,014
   Diagnostic Products Corp.                     28,077            726
   Dial Corp.                                    80,000          1,180
#  Dialogic Corp.                                26,900            841
#  Diamond Multimedia
     Systems, Inc.                               72,100            843
#  Diamond Offshore Drilling, Inc.               58,100          3,312
   Diebold, Inc.                                 39,684          2,495
#  Digi International, Inc.                      45,550            438
#  Digital Generation Systems                    54,295            448
#  Digital Microwave Corp.                       42,873          1,192
   Digital Systems International, Inc.           37,868            599
#  Dime Bancorp, Inc.                            90,828          1,340
   Dimon Inc.                                    55,350          1,280
#  Dionex Corp.                                  22,500            799
   Dole Food Co.                                 52,000          1,762
   Dollar General Corp.                          59,965          1,919
#  Dollar Tree Stores, Inc.                      22,450            856
   Donaldson Co., Inc.                           28,700            961
   Donaldson, Lufkin & Jenrette, Inc.            49,400          1,778
   Donnelly Corp.                                31,450            771
#  Donnkenny, Inc.                               34,600            162
#  Doubletree Corp.                              31,171          1,395
#  Dove Audio, Inc.                              24,500             33
   Downey Financial Corp.                        49,815            978
#  Dravo Corp.                                   47,061            665
#  The Dress Barn, Inc.                          50,200            762
#  Drexler Technology Corp.                      40,611            426
   Dreyer's Grand Ice Cream, Inc.                26,100            773
#  Drug Emporium, Inc.                           97,930            425
#  Drypers Corp.                                117,100            439
   Duke Realty Investments
     Inc. REIT                                   23,800            916
#  Dura Pharmaceuticals, Inc.                    33,714          1,610
   Duriron Co., Inc.                             34,800            940
   Duty Free International Inc.                  45,526            660
#  Dynatech Corp.                                15,400            680





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  EA Engineering Sciences and                             $
     Technology Inc.                             41,700            107
#  ENSCO International, Inc.                     61,250          2,971
#  ERD Waste Corp.                               15,100             36
#  ESS Technology, Inc.                          41,800          1,176
#  Eagle Finance Corp.                           44,100            237
#  Eagle Food                                    64,200            249
#  Eagle Hardware & Garden, Inc.                 22,200            461
   East Texas Financial
     Services, Inc.                              16,000            270
   Eastern Utilities Associates                  29,981            521
   Eastgroup Properties                          21,867            599
#  Echelon International Corp., Inc.              5,400             84
#  Eckerd Corp.                                  22,543            721
#  Ecogen, Inc.                                  32,940             83
   Ecology and Environment, Inc.                  6,925             54
#  Edisto Resources Corp.                        70,600            591
#  Editek Inc.                                    8,400              5
#  Education Alternatives, Inc.                  78,000            380
   A.G. Edwards & Sons, Inc.                     53,248          1,790
#  Egghead, Inc.                                 40,569            210
#  Einstein/Noah Bagel Corp.                     22,200            659
#  El Paso Electric Co.                           4,066             26
   El Paso Natural Gas                           31,232          1,577
   Elcor Corp.                                   26,200            560
#  Electromagnetic Sciences, Inc.                35,314            680
#  Electronic Arts Inc.                          45,400          1,359
   Electronic Data Systems Corp.                420,745         18,197
#  Electronics for Imaging, Inc.                 25,400          2,080
#  Eljer Industries, Inc.                        45,160          1,067
#  Emcare Holdings Inc.                          25,800            592
   Empire District Electric Co.                  30,955            580
#  Energy Biosystems Corp.                       72,900            419
#  Energy Conversion Devices, Inc.               39,925            546
#  Energy Ventures Inc.                          27,100          1,379
   Engineered Support Systems, Inc.              61,800            915
   Energy North, Inc.                            21,811            474
   Enova Corp.                                   96,800          2,202
   Enron Global Power &
     Pipelines L.L.C.                            28,300            764
   Enron Oil & Gas Co.                          136,676          3,451
#  Enserch Exploration, Inc.                    107,600          1,264
#  Ensec International Inc.                      25,000            152
   Enterprise Federal Bancorp, Inc.               3,000             44
#  EntreMed, Inc.                                36,700            583
#  Envirometrics, Inc.                           17,300              5
#  Epic Design Technology, Inc.                  28,300            708
#  Epitope Inc.                                  46,800            538
   Equifax, Inc.                                131,570          4,029
   The Equitable Cos.                           156,409          3,852
   Equitable of Iowa Co.                         26,200          1,202
   Equitable Resources, Inc.                     27,850            829
#  Equivest Finance, Inc.                        51,675             20
   Equity Residential Properties
     Trust REIT                                  38,900          1,605
   Erie Indemnity Co. Class A                    56,217          1,644
   Essex County Gas Co.                           6,800            168
#  Esterline Technologies Corp.                  31,355            819
   Ethyl Corp.                                   93,804            903
#  Europa Cruises Corp.                          48,700             35
   Everest Re Holdings, Inc.                     42,200          1,213
   Evergreen Bancorp, Inc.                       23,600            382
#  Evergreen Media Corp.                         33,244            827
#  Exabyte Corp.                                 46,700            628
#  Excel Communications, Inc.                    94,200          1,978
   Exide Corp.                                   33,900            780
   Expeditors International of
     Washington, Inc.                            43,600            997
#  Expert Software Inc.                          31,800            109
#  Express Scripts                               25,700            925
#  Extended Stay America, Inc.                   54,100          1,089
   F & M Bancorp                                  3,000             71
   FAC Realty Inc. REIT                          23,400            155
   FFY Financial Corp.                            6,400            162
#  FHP International Corp.                       21,352            790
#  FHP International Corp. Pfd. A                12,640            385
#  FSI International, Inc.                       57,300            863
#  FTP Software, Inc.                            93,000            564
#  Fairchild Corp.                               37,600            555
#  Falcon Drilling Co., Inc.                     30,800          1,209
   Family Dollar Stores, Inc.                    45,600            929
   Fastenal Co.                                  30,700          1,399
   Federal-Mogul Corp.                           28,700            631
   Federal Realty Investment
     Trust REIT                                  27,100            735
   Federal Signal Corp.                          37,337            966
   Felcor Suite Hotels, Inc. REIT                19,600            693
#  Female Health Co.                             37,600            153
   Ferro Corp.                                   22,575            641
#  Fibreboard Corp.                              23,474            792
#  Fieldcrest Cannon, Inc.                       24,000            384
#  Figgie International Inc. Class A             42,500            507
#  Filene's Basement Corp.                      106,350            439
#  FileNet Corp.                                 29,400            937
   Fina Inc.                                     23,700          1,144
   Financial Security Assurance
     Holdings Ltd.                               24,100            792
   Fingerhut Co.                                 36,346            445
   Finova Group, Inc.                            22,798          1,465
   First American Bank Corp.                     52,659          3,166
   First American Corp. (Tenn.)                  25,400          1,467
   First Bancorp North Carolina                   2,200             42
   First Bell Bancorp, Inc.                      30,400            407
   First Brands Corp.                            36,100          1,024
   First Citizens BancShares Class A              9,900            765
#  First Citizens Financial Corp.                   770             14
   First Commerce Corp.                          31,815          1,233
   First Commercial Corp.                        23,340            862
   First Empire State Corp.                       5,600          1,613
   First Federal Bancshares of
     Eau Claire, Inc.                            29,800            548
   First Federal Capital Corp.                    6,500            155
   First Financial Savings Assn.                 50,875          1,246
   First Hawaiian, Inc.                          26,500            934
   First Home Bancorp Inc.                        3,200             61
   First Industrial Realty Trust REIT            25,400            772
   First Midwest Financial, Inc.                    700             16
   First Mutual Savings Bank                      1,680             30
#  First Pacific Networks, Inc.                  98,500             26
   First Palm Beach Bancorp                      22,100            519
#  First Republic Bancorp, Inc.                  29,700            497
   First Security Corp.                          63,912          2,165





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
   First Southern Bancshares                      1,600    $        20
   First Tennessee National Corp.                58,200          2,179
   First United Bancorporation                    4,851             57
   First USA Inc.                               104,090          3,604
#  First USA Paymentech, Inc.                    25,867            876
   First Virginia Banks, Inc.                    26,942          1,290
   Firstar Corp.                                 61,911          3,250
   First Bancorp of Ohio                         26,700            951
#  First Federal Financial Corp.                 34,375            756
#  FIserv, Inc.                                  36,750          1,357
   Fisher Scientific International Inc.          16,700            787
#  Flagstar Cos.                                109,500            104
   Flexsteel Industry                            35,900            455
#  Flores & Rucks, Inc.                          16,600            884
   Florida East Coast Railway Co.                 6,900            603
   Florida Progress Corp.                        84,000          2,709
   Florida Rock Industries, Inc.                 20,300            665
#  Florsheim Group Inc.                          42,515            247
   Flowers Industries, Inc.                      47,300          1,017
   Fluke Corp.                                   17,445            778
   Flushing Financial Corp.                      27,700            502
   Food Lion Inc. Class A                       350,650          3,430
   Food Lion Inc. Class B                        46,105            464
#  Foodarama Supermarkets, Inc.                  22,400            329
#  Fore Systems, Inc.                            76,600          2,523
   Foremost Corp. of America                     15,100            906
   Forest City Enterprise Class A                16,300            986
#  Forest Laboratories, Inc.                     37,308          1,222
#  Fort Howard Corp.                             64,015          1,772
#  Forte Software, Inc.                          27,600            902
#  Foundation Health Co.                         50,100          1,591
#  Fractal Design Corp.                          46,000            489
   Franchise Finance Corp. of
     America REIT                                32,300            892
#  FoxMeyer Health Corp.                         58,402             95
#  Franklin Bancorporation, Inc.                 12,900            134
#  Franklin Electronic Publishers, Inc.          38,300            464
#  Franklin Quest Co.                            37,000            777
   Franklin Resources Corp.                      70,480          4,819
   Fredericks of Hollywood, Inc.
     Class A                                     48,700            201
   Fredericks of Hollywood, Inc.
     Class B                                     24,132            100
   Freeport-McMoRan, Inc.                        21,157            680
   Fremont General Corp.                         37,027          1,148
   Frisch's Restaurants, Inc.                    43,335            693
#  Fritz Cos., Inc.                              26,000            327
   H.B. Fuller Co.                               20,950            974
   Fulton Financial Corp.                        33,438            711
   Fund American Enterprise
     Holding Co.                                 11,385          1,090
#  Furniture Brands International Inc.           68,200            955
   G & K Services, Inc.                          32,325          1,216
   G & L Realty Corp.                            34,000            578
   GATX Corp.                                    16,000            776
   GT Interactive Software Corp.                104,500            751
   Gainsco, Inc.                                 70,661            680
   Arthur J. Gallagher & Co.                     23,900            741
#  Game Financial Corp.                           9,375             73
#  Gander Mountain, Inc.                         29,100              4
#  Garden Fresh Restaurant Corp.                 40,500            402
#  Gartner Group, Inc. Class A                   77,500          3,018
#  Gateway 2000 Inc.                             65,500          3,508
   Gaylord Entertainment Class A                 81,473          1,864
#  Gaylord Container Corp.                      106,500            652
   GenCorp, Inc.                                 49,500            897
#  Genentech, Inc.-Special
     Common Stock                               103,073          5,527
   General Binding Corp.                         29,600            888
#  General Datacomm
     Industries, Inc.                            63,100            663
   General Growth Properties
     Inc. REIT                                   36,500          1,177
   General Motors Corp. Class H                  83,847          4,716
#  General Nutrition Cos., Inc.                  71,800          1,221
#  Genetics Institute Inc.
     Depository Shares                           22,300          1,893
#  Genesis Health Ventures Inc.                  26,150            814
#  Geneva Steel Class A                          70,900            213
#  Genlyte Group, Inc.                           49,400            627
#  Genome Therapeutics Corp.                     60,530            643
   Genovese Drug Stores, Inc.
     Class A                                     42,655            661
#  Genrad, Inc.                                  45,712          1,063
#  Gensia Inc.                                  125,007            578
#  Gentex Corp.                                  57,700          1,161
#  Genzyme Corp.                                 60,076          1,310
   Geon Co.                                      21,100            414
   Georgia Gulf Corp.                            28,982            779
   Gerber Scientific, Inc.                       59,600            887
#  Getchell Gold Corp.                           32,019          1,229
   Getty Petroleum Corp.                         45,232            735
#  Gibson Greetings, Inc.                        40,100            782
#  Gilead Sciences, Inc.                         36,900            920
   P.H. Glatfelter Co.                           32,800            590
#  Glenayre Technologies, Inc.                   50,412          1,087
#  Glendale Federal                              39,605            921
#  Global DirectMail Corp.                       30,746          1,341
#  Global Industrial
     Technologies, Inc.                          36,400            805
#  Global Marine, Inc.                          143,100          2,951
#  Globalink, Inc.                               62,700            204
#  Gold Reserve Corp.                            63,400            596
#  Golden Books Family
     Entertainment, Inc.                         51,800            570
   Golden Enterprises Inc.                       57,400            434
#  E. Gottschalk & Co., Inc.                     59,100            310
   Goulds Pumps, Inc.                            34,891            802
   Graco, Inc.                                   32,177            788
   Graham-Field Health
     Products Inc.                               69,916            603
#  Grand Casinos, Inc.                           62,100            838
   Granite State Bankshares, Inc.                 2,500             55
   Graphic Industries, Inc.                      47,700            465
   Greater New York Savings Bank                 46,300            625
   Green Mountain Power Corp.                    16,707            399
   Green Point Financial Corp.                   44,100          2,084
   Greif Brothers Corp. Class A                  32,400            923
#  Grist Mill Co.                                45,950            267
#  Grossmans, Inc.                              135,000            108
#  GTech Holdings Corp.                          34,900          1,117
   Guaranty National Corp.                       45,116            756





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Guess?, Inc.                                  10,000    $       144
   Guilford Mills, Inc.                          25,650            683
#  Gulfstream Aerospace Corp.                    62,400          1,513
#  Gundle/SLT Environmental, Inc.                67,000            444
#  The Gymboree Corp.                            26,460            602
   HBO & Co.                                     79,520          4,722
   HCC Insurance Holdings, Inc.                  23,600            566
   HFNC Financial Corp.                          46,000            817
#  HMN Financial, Inc.                           30,400            551
#  HMT Technology Corp.                          59,200            895
#  HSN, Inc.                                     75,991          1,795
   HUBCO, Inc.                                   41,703          1,030
#  Hadco Corp.                                   27,051          1,320
#  Haemonetics Corp.                             43,100            814
   Hancock Fabrics, Inc.                         45,600            473
   Hancock Holding Co.                            3,630            151
#  Handleman Co.                                 97,400            828
   Handy & Harman                                37,300            653
   M.A. Hanna Co.                                45,075            986
   Hannaford Brothers Co.                        35,200          1,197
#  Hanover Direct, Inc.                          70,200             53
   Harley-Davidson, Inc.                         62,754          2,949
   Harman International
     Industries, Inc.                            15,414            857
   Harper Group, Inc.                            32,300            763
   Harrodsburg First Financial
     Bancorp                                      9,800            185
   Harsco Corp.                                  21,616          1,481
   Harte-Hanks Communications Co.                30,300            841
   Hartford Steam Boiler
     Inspection & Insurance Co.                  16,343            758
#  Hauser, Inc.                                  63,500            367
   Haven Bancorp, Inc.                           19,000            546
   Hawaiian Electric Industries Inc.             25,435            919
#  Healthcare Services Group, Inc.               48,176            491
   Health Care Properties Investors              22,700            795
#  HealthCare Compare Corp.                      29,465          1,252
#  Health Management Associates
     Class A                                     88,955          2,001
#  Healthcare & Retirement Corp.                 37,050          1,061
   Healthsource, Inc.                            50,800            667
#  HEALTHSOUTH Corp.                            133,233          5,146
   Health and Retirement
     Properties Trust                            53,600          1,039
   Health Care REIT, Inc.                        34,900            855
#  Health Systems                                40,402          1,000
#  Heartport Inc.                                34,900            805
   Hechinger Co. Class A                         95,900            198
#  Hecla Mining Co.                              93,600            527
#  Hector Communications Corp.                   35,350            270
   Heico Corp.                                   25,897            683
   Heilig-Meyers Co.                             43,618            709
#  Hein-Werner Corp.                             11,104             74
#  Hemasure, Inc.                                55,200            355
   Herbalife International, Inc.                 35,500          1,156
#  Heritage Media Corp. Class A                  55,700            627
   Hibernia Corp. Class A                       103,028          1,365
#  High Plains Corp.                             93,097            480
#  Highlands Insurance Group                     38,000            770
   Highwood Properties, Inc. REIT                25,500            861
   Hillenbrand Industries, Inc.                  57,850          2,097
#  Hinsdale Financial Corp.                      20,125            501
#  Hitox Corp. of America                        40,700            107
   Hollinger International, Inc.                 64,200            738
   Holly Corp.                                   23,800            637
#  Hollywood Casino Corp.                       102,600            372
#  Hollywood Entertainment Corp.                 51,071            951
#  Homeowners Group, Inc.                        35,000             61
#  Homestead Village Inc.                        33,371            601
#  Homestead Village Inc. Warrants
     Exp. 10/29/97                                6,555             53
   Hon Industries, Inc.                          23,800            788
   Horace Mann Educators Corp.                   29,600          1,195
#  Horizon/CMS Healthcare Corp.                  75,271            950
   Hormel Foods Corp.                            64,100          1,731
   Hospitality Properties Trust                  38,200          1,108
#  Host Marriott                                168,850          2,702
#  Host Marriott Services                       102,790            938
   Houghton Mifflin Co.                          20,000          1,133
#  House of Fabrics, Inc.                           371              1
#  House of Fabrics, Inc. Warrants
     Exp. 4/28/97                                   928              2
   Hubbell Inc. Class A                             200              8
   Hubbell Inc. Class B                          56,906          2,461
#  Hudson Technology, Inc.                        5,600             31
   Hughes Supply, Inc.                           17,374            749
#  Human Genome Sciences, Inc.                   26,000          1,056
   J.B. Hunt Transport Services, Inc.            34,403            486
   Huntington Bancshares Inc.                   126,414          3,342
#  Hyperion Software Corp.                       42,300            896
   ICN Pharmaceuticals, Inc.                     45,785            899
   IBP, Inc.                                     78,700          1,908
   IBS Financial Corp.                           35,500            552
#  ICOS Corp.                                    82,500            624
#  IDX Systems Corp.                             31,100            894
   IES Industries, Inc.                          24,740            739
#  IGI, Inc.                                     65,500            442
#  IHOP Corp.                                    25,000            597
   IMC Global Inc.                               79,593          3,114
   IMCO Recycling, Inc.                          32,100            469
#  ITI Technologies, Inc.                        30,600            461
#  ITT Educational Services, Inc.                38,800            897
#  IXC Communications, Inc.                       8,000            246
   Idaho Power Co.                               29,900            931
   IDEX Corp.                                    26,800          1,069
#  IDEXX Laboratories                            29,800          1,077
#  Identix, Inc.                                 49,000            401
   Illinois Central Corp.                        56,000          1,792
   Illinova Corp.                                65,476          1,801
#  Image Entertainment, Inc.                     74,500            256
#  Imation Corp.                                 34,000            956
#  Immunex Corp.                                 61,200          1,186
#  Immulogic Pharmaceutical Corp.                63,800            419
#  Immune Response                               76,083            637
#  Imo Industries, Inc.                         104,800            328
#  Imperial Bancorp                              45,228          1,085
#  Imperial Credit                               67,474          1,417
#  Immunomedics Inc.                             91,200            504
#  Inacom Corp.                                  29,396          1,176
#  Incyte Pharmaceuticals, Inc.                  17,400            892
   Independent Bank Corp.                        31,700            333
   Indiana Energy, Inc.                          29,400            717





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
   Indiana Federal Corp.                          7,900    $       177
#  Inference Corp. Class A                       27,600            197
#  Information Storage
     Devices, Inc.                               63,700            478
#  Informix Corp.                               129,100          2,638
#  Information Resources, Inc.                   55,634            786
#  Input/Output, Inc.                            35,200            651
#  Inso Corp.                                    21,400            843
   Innkeepers USA Trust REIT                     48,300            670
#  Insurance Auto Auctions, Inc.                 44,300            421
   Integon Corp.                                 33,550            596
#  Integrated Communication
     Network, Inc.                               25,600              2
#  Integrated Device
     Technology Inc.                             63,000            862
   Integrated Health Services, Inc.              36,100            880
#  Integrated Systems Consulting
     Group Inc.                                   6,617             88
#  Integrated Systems, Inc.                      36,200            932
#  Integrated Silicon Solution, Inc.             61,300            527
#  Intelligent Electronics Inc.                  82,402            670
#  Intelligent Medical Imaging, Inc.             69,200            424
#  Interactive Group, Inc.                       47,900            254
   Interface, Inc.                               35,100            702
#  Interface Systems Inc.                        30,300            136
#  Interlink Electronics Inc.                    36,800            224
#  Intermet Corp.                                44,800            714
#  International Cabletel, Inc.                  25,400            637
#  International Dairy Queen, Inc.
     Class A                                     35,712            721
   International Family
     Entertainment, Inc. Class B                 64,250            996
   International Game Technology                107,298          1,958
#  International Imaging
     Materials Inc.                              28,300            630
#  International Lottery & Totalizator
     Systems Inc.                                51,600             44
   International Multifoods Corp.                39,669            719
#  International Network Services                25,200            761
#  International Rectifier Corp.                 73,500          1,121
#  International Specialty
     Products, Inc.                              79,100            969
#  Interneuron Pharmaceutical, Inc.              31,900            831
#  Interpore International                       64,800            284
#  Intersolv                                     63,400            582
   Interstate Bakeries                           31,800          1,562
#  Interstate Hotels Co.                         24,300            686
#  Intervoice, Inc.                              42,187            522
   Intimate Brands, Inc.                        215,800          3,669
#  Intuit, Inc.                                  38,400          1,219
   Invacare Corp.                                26,443            721
#  Investment Technology
     Group, Inc.                                 44,700            849
#  Iomega Corp.                                 110,400          1,918
   Ipalco Enterprises, Inc.                      47,200          1,286
   Irvine Apartment Communities,
     Inc. REIT                                   32,500            813
#  ISIS Pharmaceuticals, Inc.                    47,274            845
#  Isomedix, Inc.                                34,100            443
#  i2 Technologies, Inc                          24,600            950
   IVAX Corp.                                   103,100          1,057
#  J & J Snack Foods Corp.                       40,900            557
   J & L Specialty Steel Inc.                    34,900            397
   JDN Realty Corp. REIT                         23,900            660
   JLG Industries, Inc.                          34,200            547
   JSB Financial                                 19,399            734
#  JTS Corp.                                    117,056            388
   Jackpot Enterprises, Inc.                     44,027            429
#  Jacobs Engineering Group Inc.                 38,900            919
#  Jacor Communications Inc.                     42,700          1,172
#  Jan Bell Marketing Inc.                      127,700            263
   Jefferson Savings Bancorp, Inc.               19,400            509
#  Jefferson Smurfit Corp.                       88,300          1,418
   John Alden Financial Group                    38,300            709
   John Nuveen Co. Class A                       30,543            809
#  Jones Apparel Group, Inc.                     43,600          1,630
#  Jones Intercable Inc.                         54,600            566
   Jones Medical Industries, Inc.                23,350            851
#  Just for Feet, Inc.                           21,624            566
   Justin Industries, Inc.                       51,600            600
#  KFX, Inc.                                     91,250            502
#  KLA Instruments Corp.                         42,800          1,517
   KN Energy, Inc.                               26,150          1,026
#  K-III Communications Corp.                   103,200          1,109
   K2 Inc.                                       31,245            859
   K U Energy Corp.                              31,400            942
#  K-V Pharmaceutical Co. Class A                42,100            505
#  Kaiser Aluminum &
     Chemical Corp.                              62,400            725
   Kaman Corp. Class A                           43,200            556
   Kansas City Power & Light Co.                 52,000          1,482
   Kansas City Southern
     Industries, Inc.                            31,836          1,433
   Kaydon Corp.                                  20,700            975
#  Keane, Inc.                                   25,400            806
   Kellwood Co.                                  38,100            762
#  Kelly Oil Corp.                              148,000            365
   Kelly Services, Inc. Class A                  30,137            827
#  KEMET Corp.                                   35,800            826
#  KENETECH Corp.                                44,000              2
   Kennametal, Inc.                              22,455            873
#  Kensey Nash Corp.                             33,700            497
#  Kent Electronics Corp.                        38,600            994
   Kentucky First Bancorp, Inc.                  11,600            126
#  Kenwin Shops, Inc.                               900              2
#  Key Tronic Corp.                              66,100            496
#  Keystone Consolidated
     Industries, Inc.                            41,419            342
   Keystone Financial, Inc.                      31,800            799
   Keystone International, Inc.                  29,525            594
   Kimball International, Inc. Class B           27,100          1,121
   Kimco Realty Corp. REIT                       28,950          1,010
#  Kinder Care Learning Centers Inc.             38,300            716
   Kinetic Concepts, Inc.                        78,232            973
#  Kirby Corp.                                   38,100            752
   Klamath First Bancorp                         37,200            581
   Knape & Vogt Manufacturing Co.                29,662            497
#  Koger Equity Inc. REIT                        51,200            960
#  Kohls Corp.                                   63,900          2,508
#  Komag, Inc.                                   45,100          1,221
#  Koo Koo Roo, Inc.                             53,800            400
#  Kronos, Inc.                                  20,150            630





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Kulicke & Soffa Industries, Inc.              61,600    $     1,174
#  L.A. Gear Inc.                               136,216            255
#  LCI International, Inc.                       66,900          1,438
   LG&E Energy Corp.                             55,600          1,362
   LTV Corp.                                     86,523          1,027
#  LTX Corp.                                    107,612            629
   La Quinta Inns Inc.                           64,449          1,233
   La-Z-Boy Inc.                                 23,900            705
   Lab One Inc.                                  33,300            629
#  Laboratory Corp. of America                  184,344            530
   Lafarge Corp.                                 50,300          1,012
#  LAM Research Corp.                            29,450            828
   Lancaster Colony Corp.                        23,710          1,085
   Lance, Inc.                                   49,641            884
   Landmark Bancshare, Inc.                      17,000            312
#  Lands' End, Inc.                              35,800            949
#  Landry's Seafood
     Restaurants, Inc.                           32,600            703
#  Lattice Semiconductor Corp.                   22,600          1,037
   Estee Lauder Cos. Class A                     52,329          2,662
   Lawson Products, Inc.                         22,350            494
   Lawter International Inc.                     63,554            802
   Lawyers Title Insurance Corp.                 32,150            631
#  Lear Corp.                                    56,600          1,931
#  Learning Co., Inc.                            32,263            462
   Learonal Inc.                                 29,300            674
#  The Leather Factory, Inc.                     16,000             13
#  Lechters Corp.                                73,800            385
   Lee Enterprises, Inc.                         37,600            874
#  Legato Systems, Inc.                          24,300            788
   Leggett & Platt, Inc.                         76,100          2,635
   Legg Mason Inc.                               26,800          1,032
   Lehman Brothers Holdings, Inc.                85,415          2,680
   Lennar Corp.                                  29,250            797
   Leucadia National Corp.                       49,376          1,321
#  Lexington Global Asset
     Managers, Inc.                              27,600            173
#  Lexmark International Group, Inc.
     Class A                                     56,600          1,564
   Liberty Bancorp, Inc. (Illinois)              29,700            783
   Liberty Bancorp, Inc. (Oklahoma)              17,400            868
   Liberty Corp.                                 28,300          1,111
   Liberty Financial Cos., Inc.                  22,500            875
   Life Bancorp Inc.                             43,300            777
   Life Re Corp.                                 25,100            969
   Lilly Industries Inc. Class A                 41,188            752
#  Lin Television                                35,234          1,484
#  Lincare Holdings Inc.                         22,000            908
   Lincoln Electric Co. Class A                  25,176            755
   Linear Technology Corp.                       67,904          2,979
#  Liposome Co., Inc.                            50,239            964
#  Littelfuse, Inc.                              21,000          1,013
#  Little Switzerland, Inc.                      67,000            310
#  Litton Industries, Inc.                       38,900          1,853
#  Living Centers of America, Inc.               32,900            913
#  Lo-Jack Corp.                                 60,400            596
   Loctite Corp.                                 26,080          1,588
#  Lone Star Steakhouse & Saloon                 33,863            908
#  Lone Star Technologies, Inc.                  52,400            884
   Long Island Bancorp, Inc.                     21,200            742
   Long Island Lighting Co.                     102,165          2,260
   Longview Fibre Co.                            42,270            777
#  Loral Space &
     Communications Ltd.                        163,900          3,012
   Lubrizol Corp.                                51,533          1,598
   Luby's Cafeterias, Inc.                       18,400            366
   Lukens, Inc.                                  21,400            431
#  Lynx Therapeutics Inc.                         1,425              6
   Lyondell Petrochemical Co.                    66,454          1,462
   MAF Bancorp, Inc.                             18,043            622
#  MAI Systems Corp.                             58,275            382
   MCN Corp.                                     56,300          1,626
   MDU Resources Group, Inc.                     35,250            811
#  MEMC Electronic Materials, Inc.               34,100            767
   MFB Corp.                                     10,000            169
#  MGI Pharma, Inc.                              97,800            425
#  MGM Grand Inc.                                47,739          1,665
   Ml Bancorp Inc.                               70,700            994
#  MRV Communications Inc.                       49,114          1,071
#  M.S. Carriers Inc.                            27,200            444
#  MacFrugal's Bargains
     Close-Outs, Inc.                            42,900          1,121
   The Macerich Co. REIT                         38,600          1,008
   The MacNeal-Schwendler Corp.                  59,400            468
#  Macromedia                                    52,277            948
#  Mafco Consolidated Group Inc.                 34,500            875
#  Mafco Consolidated Group Inc.
     Rights Exp. 1/1/99                          78,000             73
#  Magellan Health Services Corp.                46,900          1,049
   Magna Group                                   39,600          1,168
#  Magnatek                                      71,200            917
   Maine Public Service Co.                      15,000            272
   Manpower Inc.                                 71,000          2,308
#  Manugistics Group, Inc.                       26,000          1,024
   Mapco Inc.                                    49,900          1,697
   Marion Capital Holdings                       12,500            245
   Mark IV Industries, Inc.                      54,602          1,235
#  Mark VII, Inc.                                19,700            550
   Mark Twain Bancshares, Inc.                   22,850          1,114
   MarketLink, Inc.                              53,600            111
#  Marquest Medical Products Inc.                10,000              7
#  Marquette Medical Systems
     Class A                                     38,800            849
   Marshall & Ilsley Corp.                       77,027          2,677
#  Marshall Industries                           27,572            844
   Martin Marietta Materials, Inc.               36,500            849
#  Marvel Entertainment Group                    84,534            159
   Maryland Federal Bancorp                      19,189            656
   MascoTech Inc.                                58,785            963
#  Mastec Inc.                                   27,122          1,439
#  Matria Healthcare Inc.                       107,378            497
#  Maxim Integrated Products, Inc.               54,580          2,364
#  Maxxam Inc.                                   15,800            752
#  McAfee Associates, Inc.                       46,950          2,057
   McClatchy Newspapers, Inc.                    27,560            965
   McCormick & Co., Inc.                         68,183          1,607
#  J. Ray McDermott SA                           33,400            735
   McKesson Corp.                                35,706          2,000
#  McLeod, Inc.                                  26,800            687
#  McMoRan Oil and Gas                          100,499            214
#  McWorter Technologies Inc.                    29,600            677
   Measurex Corp.                                31,000            744





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
#  Mechanics Savings Bank                        29,400    $       459
#  Medaphis Corp.                                95,300          1,066
#  Medcross, Inc.                                28,800            138
   Medford Savings Bank                          19,601            505
   Media General, Inc. Class A                   20,700            626
#  Medic Computer Systems, Inc.                  19,300            778
#  Medical Dynamics, Inc.                        63,700            207
#  Medical Technology Systems, Inc.              16,100              9
#  Medicis Pharmaceutical Corp.                  17,550            768
#  MedImmune Inc.                                46,300            799
#  Mediq, Inc.                                   77,300            493
   Meditrust                                     51,917          2,077
#  Mednet MPC Corp.                             120,500             73
#  Medpartners Inc.                             128,017          2,688
#  Men's Wearhouse, Inc.                         32,550            791
   Mentor Corp.                                  38,115          1,120
#  Mentor Graphics Corp.                         48,900            480
   Mercantile Bancorp, Inc.                      52,050          2,674
   Mercantile Bankshares Corp.                   39,550          1,261
#  Merchants Bancshares, Inc.                    25,500            489
   Merchants New York
     Bancorporation                               5,100            164
   Mercury Finance Co.                          152,335          1,866
   Mercury General Corp.                         22,500          1,181
#  Merisel, Inc.                                100,110            167
#  Meridian Gold Co.                            117,200            483
#  Merix Corp.                                   29,700            464
   Merrill Corp.                                 24,500            570
   Merry Land & Investment Co.,
     Inc. REIT                                   30,600            658
#  Mesa Air Group Inc.                           58,500            402
#  Mesaba Holdings, Inc.                         48,000            708
   Met-Pro Corp.                                 36,379            487
#  Metal Management, Inc.                        20,400             78
#  Metrocall, Inc.                               82,700            419
#  Metromedia International
     Group, Inc.                                 55,500            548
   Metrowest Bank                                90,838            483
#  Fred Meyer, Inc.                              25,100            891
   Michael Foods, Inc.                           51,200            656
#  Michaels Stores, Inc.                         40,000            478
   Michigan Financial Corp.                       2,300             57
#  Micro Warehouse Inc.                          46,700            543
#  Microchip Technology, Inc.                    28,650          1,458
#  Microcom Corp.                                57,676            707
#  Microdyne Corp.                               90,100            535
#  Micron Electronics, Inc.                      77,200          1,501
#  Micronics Computers, Inc.                     85,600            171
#  Microtouch Systems, Inc.                      27,801            662
   Mid-America Apartment
     Communities, Inc. REIT                      29,500            852
   Mid-America Bancorp                           33,166            630
   MidAmerican Energy Holdings Co.               84,894          1,348
#  Mid-American Waste
     Systems, Inc.                              148,500             60
#  Mid Atlantic Medical
     Services, Inc.                              70,300            940
   Mid Continent Bancshares, Inc.                 4,600            108
   Mid-Iowa Financial Corp.                      10,560             73
#  Midisoft Corp.                                32,500             77
#  Midway Games Inc.                             32,900            666
#  Midwest Grain Products                        30,450            508
#  Millenia, Inc.                                   625              1
#  Millenium Chemicals, Inc.                     70,600          1,253
   Herman Miller, Inc.                           19,171          1,082
#  Milwaukee Land Co.                             2,300             14
   Minerals Technologies, Inc.                   18,200            746
   Minnesota Power & Light Co.                   26,300            723
   Mirage Resorts, Inc.                         158,800          3,434
#  Mississippi Chemical Corp. - New              10,855          1,012
#  Mitcham Industries, Inc.                      26,300            255
   Mitchell Energy & Development
     Corp. Class A                               43,300            969
#  Mobile Telecommunications
     Technologies Corp.                          84,400            709
#  MobileMedia Corp.                             90,700             41
#  Model Imperial, Inc.                          57,500             20
   Modern Controls, Inc.                         29,575            303
   Modine Manufacturing Co.                      24,100            636
#  Mohawk Industries, Inc.                       47,400          1,055
#  Molecular Biosystems, Inc.                    70,034            455
   Molex, Inc.                                   85,567          3,348
   Molex, Inc. Class A                              875             31
#  Molten Metal Technology                       47,200            561
   The Money Store                               53,665          1,489
   Montana Power Co.                             45,800            979
   Morrison Fresh Cooking Inc.                   12,031             56
   Morrison Health Care Inc.                     40,441            597
#  Morrison Knudsen Co. Warrants
     Exp. 3/11/03                                 8,551             31
   Mosinee Paper Corp.                           23,166            820
#  Mueller Industries Inc.                       21,216            817
   Murphy Oil Corp.                              37,630          2,093
   Myers Industries, Inc.                        39,365            664
   Mylan Laboratories, Inc.                     105,500          1,767
#  Myriad Genetics, Inc.                         29,700            743
#  Mysoftware Co.                                 3,000             12
   NAC Re Corp.                                  28,325            960
   NBT Bancorp, Inc.                              3,360             62
   NCH Corp.                                     12,600            759
   NCR Corp.                                     87,000          2,925
   NGC Corp.                                    127,500          2,964
   NIPSCO Industries, Inc.                       50,970          2,020
   N L Industries, Inc.                          37,400            407
#  NPC International Class A                     62,800            522
   NYMAGIC, Inc.                                 35,600            641
   Nabisco Holdings Corp. Class A                44,900          1,745
#  Nabors Industries, Inc.                       75,100          1,446
#  Nashua Corp.                                  35,600            427
#  National Auto Credit Inc.                     64,403            773
#  National Beverage Corp.                       71,840            647
#  National City Bancorporation                   2,400             49
   National Community Bancorp                    19,198            730
   National Computer Systems, Inc.               31,500            795
   National Data Corp.                           21,739            946
   National Fuel & Gas Co.                       31,800          1,312
   National Health Investors REIT                27,300          1,034
   National Presto Industries, Inc.              16,063            600
#  National Processing, Inc.                     43,100            690
#  National R. V. Holdings, Inc.                 31,982            460
#  National Record Mart, Inc.                    49,100             68
#  National Steel Corp. Class B                  57,100            528





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  National Techteam, Inc.                       36,700    $       741
   Nationwide Health Properties, Inc.            35,000            849
#  Nautica Enterprises Inc.                      38,937            978
#  Neiman Marcus Group Inc.                      42,655          1,088
#  Nellcor Puritan Bennett, Inc.                 52,028          1,132
#  Netmanage, Inc.                               99,900            603
#  Netscape Communications Corp.                 54,500          3,100
#  Netsmart Technologies, Inc.                   11,200             39
#  Network Equipment Technologies                53,647            885
#  Network General Corp.                         46,288          1,397
#  Network Peripherals, Inc.                     35,800            631
   Nevada Power Co.                              37,752            774
   New England Business
     Service, Inc.                               43,500            935
   New England Electric System                   54,800          1,911
   New Jersey Resources Corp.                    24,700            722
#  New Mexico & Arizona Land Co.                 38,841            452
   New Plan Realty Trust REIT                    46,655          1,184
#  New World Communications
     Group, Inc.                                 47,100          1,186
   New York Bancorp Inc.                         16,900            655
   New York State Electric &
     Gas Corp.                                   60,400          1,306
   Newcor, Inc.                                  39,600            304
#  Newfield Exploration Co.                      29,000            754
   Newhall Land & Farming Co.                    48,300            815
   Newmil Bancorp, Inc.                          23,900            224
   Newmont Gold Co.                              93,868          4,107
#  Newport News Shipbuilding Inc.                25,000            375
#  Nexstar Pharmaceuticals Inc.                  50,991            755
#  Nextel Communications                        192,293          2,512
#  Nine West Group, Inc.                         29,600          1,373
   Nitches Inc.                                  30,128            158
   Noble Affiliates, Inc.                        55,536          2,659
#  Noble Drilling Corp.                         101,200          2,011
   Nordson Corp.                                 14,240            911
   Norrell Corp.                                 36,600            997
#  Nortek, Inc.                                  34,852            697
   North American Mortgage Co.                   41,400            818
#  North American Vaccine, Inc.                  25,900            628
   North Fork Bancorporation, Inc.               28,257          1,007
   North Side Savings Bank                       18,750          1,029
#  North Star Universal Inc.                     63,800            522
   Northeast Utilities                          104,800          1,389
   Northern Trust Corp.                          95,300          3,461
#  Northgate Exploration, Ltd.                    2,488              2
#  Northwest Airlines Corp. Class A              81,900          3,204
   Northwest Natural Gas Co.                     31,200            753
   Northwest Savings Bank                        49,800            675
   Northwestern Public Service Co.               17,900            613
   Norwalk Savings Society                       18,400            429
#  Nova Corp. (Georgia)                          43,900            971
#  NovaCare, Inc.                               111,500          1,227
#  Novavax, Inc.                                 52,900            182
#  Novellus Systems, Inc.                        15,600            845
#  Nuevo Energy Co.                              15,500            806
   Nutrition for Life International, Inc.        30,200            368
#  nVIEW Corp.                                   25,049             86
   OEA, Inc.                                     27,400          1,254
#  OHM Corp.                                     73,200            622
#  Oak Technology, Inc.                          90,000          1,018
#  Oakley, Inc.                                  59,400            646
   Oakwood Homes Corp.                           35,700            817
   Oasis Residential, Inc. REIT                  36,600            833
#  Objective Systems
     Integrators, Inc.                           46,600          1,104
#  Oceaneering International, Inc.               51,100            811
#  Octel Communications Corp.                    54,300            943
#  Ocwen Financial Corp.                          4,300            114
#  Office Depot, Inc.                           135,725          2,409
#  Officemax Inc.                               107,000          1,137
#  Offshore Logistics, Inc.                      38,700            755
   Ogden Corp.                                   51,651            968
   Ohio Art Co.                                  14,800            255
   Ohio Casualty Corp.                           27,956            999
   Oklahoma Gas & Electric Co.                   33,900          1,415
#  Old America Stores, Inc.                      41,200            211
   Old Kent Financial Corp.                      39,194          1,869
   Old National Bancorp                          20,671            806
   Old Republic International Corp.              74,961          2,005
   Olin Corp.                                    43,100          1,622
   Olsten Corp.                                  65,130            985
#  Olympic Financial Ltd.                        57,400            825
   Omega Financial Corp.                          4,900            175
   Omega Healthcare Investors, Inc.              24,541            816
   Omnicare, Inc.                                63,600          2,043
   Omnicom Group Inc.                            67,700          3,097
#  Omnipoint Corp.                               40,900            785
#  On Assignment, Inc.                           17,700            516
   Onbancorp Inc.                                21,100            786
   One Valley Bancorp of West
     Virginia Inc.                               29,875          1,118
   Oneida Ltd.                                   33,889            610
#  Oneita Industries                             47,933             84
#  Onyx Acceptance Corp.                         36,700            310
#  Ontrak Systems, Inc.                          31,300            464
#  Ophthalmic Imaging
     Systems, Inc.                                1,000              5
#  Optical Cable Corp.                           66,600            724
   Optical Coating Laboratory, Inc.              42,385            453
   Orange & Rockland Utilities, Inc.             19,600            703
#  Orbital Sciences Corp.                        47,500            813
#  Oregon Metallurgical Corp.                    27,175            873
   Oregon Steel Mills, Inc.                      37,100            621
#  O'Reilly Automotive, Inc.                     20,500            651
   Oriental Bank & Trust                         18,920            395
#  Oriole Homes Corp. Class B                    19,300            135
   Orion Capital Corp.                           19,000          1,161
#  OrNda Healthcorp                              49,000          1,433
#  Orthodontic Centers of
     America, Inc.                               46,100            726
#  Orthologic Corp.                              78,500            439
   Oshkosh B Gosh, Inc. Class A                  27,900            432
   O'Sullivan Corp.                              48,175            530
#  Outback Steakhouse                            40,854          1,088
   Outboard Marine Corp.                         20,000            330
#  Outdoor Systems, Inc.                         31,750            901
#  Outlook Group Corp.                            8,000             37
   Overseas Shipholding Group Inc.               53,700            913
#  Owens-Illinois, Inc.                          99,872          2,272
#  Oxford Health Plan                            64,500          3,777
#  Oxigene, Inc.                                 20,161            467





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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
   PCA International, Inc.                       30,598    $       486
#  PCD, Inc.                                     42,000            562
#  PDG Environment Industries                     7,140              2
#  PDT, Inc.                                     25,400            724
   PHH Corp.                                     29,000          1,247
#  PICO Holdings Inc.                           116,229            465
   PIMCO Commercial Mortgage
     Securities, Inc.                            39,500            509
   PMC Capital, Inc.                             37,700            528
   The PMI Group Inc.                            29,500          1,634
#  PMT Services Inc                              48,565            847
   PS Group Holdings Inc.                        33,800            456
#  PVF Capital Corp.                             12,600            198
#  Pacific Crest Capital Inc.                    43,645            491
#  Pacific Greystone Corp.                       46,300            509
   Pacific Gulf Properties, Inc.                 27,200            530
   Pacific Scientific Co.                        33,800            380
#  Pacificare Health Systems Inc.
     Class A                                     14,800          1,212
#  Pacificare Health Systems Inc.
     Class B                                     11,300            962
#  Paging Network, Inc.                          86,500          1,325
   PaineWebber Group, Inc.                       80,675          2,269
#  Pairgain Technologies, Inc.                   51,600          1,571
#  Papa John's International, Inc.               22,650            769
#  Parametric Technology Corp.                  108,408          5,576
#  Park-Ohio Industries, Inc.                    37,300            487
   Parker & Parsley Petroleum Co.                29,900          1,099
#  Parker Drilling Co.                           96,300            927
#  Patina Oil & Gas Corp.                        67,068            620
#  Patina Oil & Gas Corp. Warrants
     Exp. 5/2/01                                 19,484             41
   Patriot American Hospitality,
     Inc. REIT                                   18,000            776
   Paul Revere Corp.                             36,400          1,356
#  Paul-Son Gaming Corp.                         23,300            183
   Paychex, Inc.                                 60,899          3,132
#  Payless ShoeSource, Inc.                      33,000          1,238
#  Peak Technologies Group, Inc.                 41,400            486
#  PEC Israel Economic Corp.                     41,500            695
#  Pegasus Gold                                  51,200            387
#  Pegasystems Inc.                              17,300            521
   Penn Engineering &
     Manufacturing Corp.                         31,100            638
   Penn Engineering &
     Manufacturing Corp. Class A                  8,300            172
   Penncorp Financial Group Inc.                 23,200            835
   Pennfed Financial Services, Inc.              27,600            554
   Pennsylvania Enterprises Inc.                 12,850            564
   Pentair, Inc.                                 31,508          1,016
   Penwest Ltd.                                  27,409            487
   Peoples Bank                                     916             22
   Peoples Bank of Bridgeport                    34,500            990
#  People's Choice TV Corp.                      40,500            244
   Peoples Heritage Financial
     Group Inc.                                  40,759          1,136
   People's Savings Financial Corp.               4,500            125
#  Peoplesoft Inc.                               87,100          4,175
#  Perini Corp.                                  38,400            300
   Perpetual Midwest Financial, Inc.              2,300             44
#  Perrigo Co.                                   97,500            878
#  Personnel Group of America, Inc.              30,398            733
#  Pet Food Warehouse, Inc.                      44,300            190
   Petroleum Heat & Power Co.                    76,700            479
   Petrolite Corp.                               21,100            992
#  PETsMART, Inc.                                88,200          1,929
#  Phamis, Inc.                                  31,400            408
#  Pharmaceutical Product
     Development, Inc.                           28,783            723
#  Pharmaceutical Resources, Inc.               103,688            363
   Phillips-Van Heusen Corp.                     47,893            688
#  Phoenix International Ltd., Inc.              16,300            291
#  Phonetel Technologies, Inc.                    4,000             13
#  Photronics Labs Inc.                          28,698            786
#  Phycor, Inc.                                  45,325          1,280
#  Physician Corp. of America                    71,200            721
#  Physician Reliance Network, Inc.              98,500            757
#  Physician Sales & Service, Inc.               27,400            401
#  PictureTel Corp.                              42,100          1,089
   Piedmont Natural Gas, Inc.                    25,014            585
   Pier 1 Imports Inc.                           55,235            974
#  Piercing Pagoda, Inc.                         22,500            540
   Pikeville National Corp.                      14,800            372
   Pilgrim's Pride Corp.                         73,500            634
#  Pinnacle Systems, Inc.                        39,600            411
   Pinnacle West Capital Corp.                   75,700          2,403
   Pioneer Financial                             39,700            993
   Pioneer Group Inc.                            38,400            905
   Pioneer Standard Electronics Inc.             55,225            714
#  Pittencrieff Communication, Inc.             109,900            402
   Pittston Brink's Group                        34,200            923
   Pittston Burlington Group                     36,600            732
   Pittway Corp. Class A                         16,716            894
#  Pixar, Inc.                                   59,200            773
#  Planet Hollywood International,
     Inc. Class A                                82,700          1,633
#  Platinum Technology, Inc.                     43,300            587
#  Players International, Inc.                   89,300            474
#  Playboy Enterprises Inc. Class A              22,850            231
#  Playboy Enterprises Inc. Class B              33,750            329
   Plenum Publishing Corp.                       15,300            545
#  Plexus Corp.                                  36,850            631
   Ply-Gem Industries, Inc.                      53,500            662
   Pogo Producing Co.                            28,400          1,342
   Polaris Industries, Inc.                      40,950            973
#  Policy Management
     Systems Corp.                               25,564          1,179
#  Polymer Group, Inc.                           15,000            208
#  Pool Energy Service Co.                       52,367            812
   Pope & Talbot, Inc.                           42,700            678
   Portland General Electric Co.                 42,600          1,789
   Post Properties, Inc. REIT                    21,000            845
   Potomac Electric Power Co.                    99,800          2,570
#  Power Control Technologies                    78,000            585
   Pratt Hotel Corp.                             17,222             30
   Precision Castparts Corp.                     24,100          1,196
#  Precision Response Corp.                      27,400            969
#  Precision Systems, Inc.                       83,900            425
   Premark International, Inc.                   52,223          1,162
#  Premenos Technology Corp.                     47,050            400
   Premier Farnell PLC ADR                       28,800            727
   Premier Farnell PLC Cvt. Pfd. ADR             23,203            664





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Premisys Communications, Inc.                 23,000    $       776
#  Premiere Technologies, Inc.                   41,300          1,043
#  President Casinos                            157,282            111
   Presidential Life Corp.                       66,800            810
#  Presstek, Inc.                                12,700            905
   Price Enterprises, Inc.                       44,700            768
   T. Rowe Price                                 49,600          2,158
#  Primadonna Resorts, Inc.                      47,538            814
#  Primark Corp.                                 17,731            439
   Prime Bancorp Inc.                            20,582            417
#  Prime Hospitality Corp.                       57,500            927
   Prime Retail, Inc.                            43,700            538
   Prime Service, Inc.                           36,500          1,004
#  Proffitt's, Inc.                              18,700            686
   Production Operators Corp.                    17,600            823
   Progressive Bank, Inc.                        16,800            389
   Progressive Corp. of Ohio                     61,806          4,164
#  Pronet, Inc.                                  69,000            298
#  Promus Hotel Corp.                            42,650          1,264
   Protective Life Corp.                         26,700          1,065
#  Protein Design Labs                           37,400          1,356
#  Providence Journal Co.                        21,000            643
   Provident Bancorp Inc.                        32,925          1,111
   Provident Bankshares Corp.                    17,075            671
   Provident Cos., Inc.                          39,400          1,906
#  Psychemedics, Inc.                            86,456            519
#  PsiNet, Inc.                                  71,400            785
   Public Service Co. of Colorado                55,600          2,161
   Public Service Co. of New Mexico              32,620            640
   Public Storage, Inc. REIT                     72,700          2,254
   Puerto Rican Cement Co., Inc.                 17,500            547
   Puget Sound Power & Light Co.                 51,615          1,239
   Pulitzer Publishing Co.                       18,433            855
#  Pure Atria Software Corp.                     34,003            835
   Purus, Inc.                                    5,100             21
#  QMS, Inc.                                     75,200            395
#  QLogic Corp.                                  36,400            944
   Quaker State Corp.                            54,800            774
#  Qualcomm, Inc.                                57,400          2,289
#  Quality Food Centers Inc.                     25,654            872
   Quanex Corp.                                  29,700            813
#  Quantum Corp.                                 49,900          1,422
#  Quarterdeck Corp.                            108,600            451
   Queens County Bancorp, Inc.                   18,666            888
   Questar Corp.                                 35,415          1,302
   Quick & Reilly Group, Inc.                    35,950          1,074
#  QuickResponse Services, Inc.                  21,800            632
#  Quintiles Transnational Corp.                 18,200          1,199
#  Quorum Health Group, Inc.                     40,500          1,200
#  RAC Financial Group, Inc.                     39,600            824
   RCSB Financial Corp.                          28,100            811
   RFS Hotel Investors, Inc. REIT                39,700            784
   RJR Nabisco Holdings Corp.                   235,442          8,005
   R.L.I. Corp.                                  28,400            948
   ROC Communities Inc. REIT                     31,500            874
#  RPC Inc.                                      53,800            807
   RPM Inc. (Ohio)                               64,164          1,091
#  Rainbow Technologies, Inc.                    27,800            521
#  Ralcorp Holdings Inc.                         48,700          1,029
   Raritan Bancorp, Inc.                          1,300             30
#  Rational Software Corp.                       32,200          1,274
   Raymond James Financial, Inc.                 34,050          1,026
   Rayonier Inc.                                 25,100            963
#  Read-Rite Corp.                               42,769          1,075
   Reader's Digest Assn., Inc.
     Class A                                     91,100          3,667
   Reader's Digest Assn., Inc.
     Class B                                        400             15
#  Reading & Bates Corp.                         72,125          1,911
#  Reddi Brake Supply Corp.                     126,400             22
   Regal-Beloit Corp.                            39,500            775
#  Regal Cinemas, Inc.                           28,300            867
   Regions Financial Corp.                       52,227          2,699
   Regis Corp.                                   22,040            357
   Reinsurance Group of
     America, Inc.                               22,800          1,074
   Reliance Bancorp, Inc.                        27,200            527
   Reliance Group Holdings                       90,614            827
   Reliastar Financial Corp.                     30,762          1,777
#  Remedy Corp.                                  33,000          1,766
#  Renaissance Communications                    24,950            892
#  Renal Treatment Centers, Inc.                 19,200            490
#  Rentrak Corp.                                 66,500            220
   Republic Bancorp, Inc.                        36,880            433
#  Republic/Clearwater Fla.                      26,800            397
#  Republic Industries, Inc.                    212,965          6,642
#  Research Frontiers, Inc.                      50,700            383
#  Research Medical, Inc.                        37,350            857
#  Response Oncology, Inc.                       42,700            416
#  Retix                                         99,791            667
#  Revco Drug Stores, Inc.                       59,400          2,198
#  Rexall Sundown, Inc.                          42,997          1,169
#  Rexel Inc.                                    49,244            782
   Reynolds & Reynolds Class A                   68,800          1,789
   Rhone-Poulenc Rorer, Inc.                    118,054          9,223
   Richfood Holdings, Inc.                       39,600            960
   Riggs National Corp.                          53,000            918
#  Right Management Consultants                  24,100            551
   Rite Aid Corp.                                33,085          1,315
   Roadway Express Inc.                          10,000            193
#  Robert Half International, Inc.               48,700          1,674
#  Roberts Pharmaceuticals                       42,000            470
   Rochester Gas and Electric Corp.              30,248            578
   Rock-Tenn Co.                                 48,950            967
#  Rodman and Renshaw Capital
     Group, Inc.                                  2,239              3
#  Rogers Corp.                                  24,500            665
#  Rohr, Inc.                                    33,300            753
#  Rollins Environmental
     Services, Inc.                             161,500            283
   Rollins, Inc.                                 31,100            622
   Rollins Truck Leasing                         64,375            813
   Roosevelt Financial Group                     54,100          1,129
   Roper Industries Inc.                         19,000            743
   Ross Stores, Inc.                             20,494          1,022
#  Rotech Medical Corp.                          47,800            998
#  The Rottlund Co.                              50,300            248
   Rouse Co.                                     47,800          1,518
#  Royal Appliance
     Manufacturing Co.                           63,100            434
   Royal Caribbean Cruises, Ltd.                 52,100          1,218
   Ruby Tuesday, Inc.                            30,562            565
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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
   Ruddick Corp.                                 62,300    $       872
   Russ Berrie, Inc.                             39,100            704
#  Ryan's Family Steak Houses, Inc.              43,000            297
   Rykoff-Sexton, Inc.                           49,931            793
   Ryland Group, Inc.                            37,800            520
#  SC Bancorp                                    36,400            350
#  SCI Systems, Inc.                             27,742          1,241
   SJS Bancorp, Inc.                              2,900             74
   SJW Corp.                                     10,000            469
#  SPS Transaction Services                      49,600            756
#  SPSS, Inc.                                    24,900            680
#  SOS Staffing Services, Inc.                   45,800            475
   SPX Corp.                                     26,191          1,015
#  S3, Inc.                                      60,300            984
#  Safeguard Health Enterprises, Inc.            25,165            444
#  Safeguard Scientifics, Inc.                   28,900            918
#  Safety First Inc.                             26,900            286
#  Safeway, Inc.                                190,521          8,145
   St. Francis Capital Corp.                     18,000            473
   St. Joe Corp.                                 26,399          1,716
   St. John Knits, Inc.                          12,900            561
   St. Paul Bancorp, Inc.                        32,350            948
#  Saks Holdings, Inc.                           57,600          1,555
#  Salant Corp.                                  96,400            313
#  Sanchez Computer
     Associates, Inc.                             6,850             54
   Sanderson Farms, Inc.                         43,450            722
#  Sanmina Corp.                                 14,200            802
   Santa Monica Bank                             10,600            180
   Saul Centers, Inc. REIT                       34,200            543
   Savannah Foods &
     Industries, Inc.                            52,800            713
   Sbarro, Inc.                                  29,691            757
   SCANA Corp.                                   88,200          2,359
#  Henry Schein, Inc.                            25,900            889
#  R. P. Scherer Corp.                           19,726            991
#  Scholastic Corp.                              13,100            876
   Schuller Corp.                               134,300          1,427
   A. Schulman Inc.                              29,362            723
   Schult Home Corp.                             26,700            627
   Charles Schwab Corp.                         151,562          4,850
   Schweitzer-Mauduit
     International, Inc.                         23,500            743
#  Scios, Inc.                                  111,868            689
   Scope Industries                               5,000            247
   E.W. Scripps Co.                              68,769          2,407
#  Seacor Holdings, Inc.                          2,900            182
   Seafield Capital Corp.                        15,900            622
#  Seagull Energy Corp.                          53,400          1,175
#  Sealed Air Corp.                              36,800          1,532
#  Secure Computing Corp.                        49,100            436
   Security Bancorp                               4,300            128
   Security Capital Atlantic Inc.                31,700            777
   Security Capital Corp.                        14,100          1,036
   Security Capital Industrial
     Trust REIT                                  71,084          1,519
   Security Capital Pacific Inc. REIT            60,097          1,375
#  Security Dynamics
     Technologies, Inc.                          29,200            918
#  Security First Network Bank                   21,288            226
   Selective Insurance Group                     23,600            900
#  Selfix, Inc.                                  24,120            205
   Sensormatic Electronics Corp.                 60,061          1,006
#  Sequa Corp. Class A                           18,000            707
#  Sequent Computer Systems, Inc.                68,900          1,219
#  Service Merchandise Co., Inc.                141,987            603
   Shaw Industries, Inc.                        113,600          1,335
   Shelby Williams Industries, Inc.              31,700            388
#  Shiva Corp.                                   24,000            834
#  ShoLodge, Inc.                                37,433            491
#  Shoney's Inc.                                 35,300            247
   Shopko Stores, Inc.                           51,655            775
#  Shorewood Packaging                           35,700            703
#  Show Biz Pizza Time, Inc.                     32,875            606
   Showboat, Inc.                                37,616            649
   Shurgard Storage Centers,
     Inc. REIT                                   14,500            430
#  Siebel Systems, Inc.                          28,600            779
#  Sierra Health Services                        28,969            713
   Sierra Pacific Resources                      27,000            776
#  Sierra Semiconductor                          72,388          1,081
   Signet Banking Corp.                          49,352          1,518
   SIG Corp.                                     20,454            708
#  Silicon Valley Group, Inc.                    48,900            981
   Simmons First National                         9,000            239
   Simon DeBartolo Group Inc.                    81,812          2,536
#  Simula, Inc.                                  24,300            328
#  Sitel Corp.                                   43,500            617
#  Sizzler International                        130,650            376
   Skyline Corp.                                 22,000            545
   A.O. Smith Corp.                              31,400            938
#  Smith International, Inc.                     32,800          1,472
#  Smithfield Foods, Inc.                        28,800          1,091
   Smiths Food & Drug Centers,
     Inc. Class B                                15,230            472
   J.M. Smucker Co. Class A                      46,700            823
   J.M. Smucker Co. Class B                       1,200             19
#  Snyder Communications, Inc.                   29,000            783
#  Sofamor Danek Group Inc.                      34,400          1,049
#  Softdesk, Inc.                                38,800            587
#  Software Spectrum, Inc.                       20,000            583
#  Sola International, Inc.                      30,600          1,163
#  Solectron Corp.                               45,400          2,423
#  Solv-Ex Corp.                                 49,334            697
   Sonoco Products                               76,485          1,979
   Sotheby's Holdings Class A                    43,300            806
   South Jersey Industries, Inc.                 22,084            538
   Southdown, Inc.                               29,500            918
   Southern National Corp.                      104,292          3,781
   Southern New England
     Telecommunications Corp.                    56,700          2,204
#  Southern Union Co.                            31,360            690
#  Southland Corp.                              329,000            977
   SouthTrust Corp.                              79,050          2,757
   Southwest Gas Corp.                           37,400            720
   Southwestern Energy Co.                       48,800            738
   Southwestern Public Service Co.               34,100          1,206
   Sovereign Bancorp, Inc.                       74,203            969
   Sovran Self Storage, Inc.                     27,600            863
#  Spacetec IMC Corp.                            57,600            299
#  Spaghetti Warehouse, Inc.                     26,300            138
   Spartan Motors, Inc.                          66,200            439
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Spec's Music Inc.                             43,366    $        47
#  Spectrian Corp.                               45,900            361
#  Speedway Motorsports, Inc.                    34,300            720
#  Spelling Entertainment                       125,300            924
#  Spiegel, Inc. Class A                         86,300            609
   Spieker Properties, Inc. REIT                 27,600            994
#  The Sports Authority, Inc.                    25,200            548
#  Spyglass, Inc.                                43,500            541
#  Stac, Inc.                                    86,100            560
   Standard Federal Bank                         25,500          1,450
   Standard Financial, Inc.                      45,200            893
   Standard Products Co.                         30,850            787
   The Standard Register Co.                     37,087          1,205
   Standex International Corp.                   24,400            753
   Stanhome, Inc.                                26,500            702
#  Staples, Inc.                                134,461          2,429
   Star Banc Corp.                               25,004          2,297
#  Starbucks Corp.                               67,000          1,918
   L. S. Starrett Co. Class A                    22,000            624
   L. S. Starrett Co. Class B                       400             11
#  Starter Corp.                                 63,000            362
   Starwood Lodging Trust REIT                   21,700          1,196
   State Street Boston Corp.                     68,608          4,425
#  Station Casinos, Inc.                         63,500            643
#  Steris Corp.                                  35,108          1,529
#  Sterling Commerce, Inc.                       68,962          2,431
#  Sterling Software, Inc.                       31,637          1,001
   Stewart & Stevenson
     Services, Inc.                              41,582          1,211
   Stewart Enterprises, Inc. Class A             34,500          1,173
   Stewart Information
     Services Corp.                              24,300            504
   Stolt Nielsen Class B ADR                     10,550            198
   Stone & Webster, Inc.                         23,100            728
   Storage USA, Inc. REIT                        17,300            651
#  Storage Technology Corp.                      51,691          2,462
#  Strategic Distribution, Inc.                  94,900            759
#  Stratosphere Corp.                            30,200             26
#  Stratus Computer, Inc.                        37,900          1,033
   Strawbridge & Clothier Class A                22,064            360
#  StreamLogic Corp.                             69,100             49
#  Strouds, Inc.                                 69,100            238
#  Structural Dynamics
     Research Corp.                              48,000            951
   Stryker Corp.                                 82,400          2,467
   Student Loan Corp.                            28,200          1,050
   Student Loan Marketing Assn.                  49,103          4,573
#  Submicron Systems Corp.                       91,440            386
   Suffolk Bancorp                                5,900            229
   Summit Bancorp                                79,429          3,475
   Summit Properties, Inc. REIT                  41,400            916
   Summit Technology, Inc.                       93,750            521
   SunAmerica Inc.                              101,500          4,504
   Sun Communities, Inc. REIT                    26,300            907
#  Sun Healthcare Group, Inc.                    69,600            940
   Sunbeam Corp.                                 69,200          1,782
   Sundstrand Corp.                              51,500          2,189
#  SunGard Data Systems, Inc.                    35,500          1,416
#  Sunglass Hut International, Inc.              42,174            308
#  Sunrise Medical, Inc.                         41,700            662
   Superior Industries
     International, Inc.                         47,019          1,087
#  Swift Energy Co.                              26,890            803
#  Swift Transportation Co., Inc.                35,100            818
#  Sybase, Inc.                                  62,640          1,045
#  Sybron International Corp.                    40,600          1,340
#  Sykes Enterprises, Inc.                       16,500            608
#  Sylvan Learning Systems, Inc.                 37,200          1,051
#  Symantec Corp.                                75,412          1,098
#  Symbol Technologies, Inc.                     21,500            951
#  Synopsys, Inc.                                33,426          1,538
#  Synetic, Inc.                                 10,100            489
   Synovus Financial Corp.                       99,350          3,192
#  System Software Associates, Inc.              62,050            655
#  Systemix, Inc.                                35,950            544
#  TBC Corp.                                     81,775            624
   TCA Cable Television, Inc.                    34,500          1,033
   TCBY Enterprises, Inc.                        89,900            360
   TCF Financial Corp.                           28,400          1,235
#  TCI Satellite Entertainment, Inc.
     Class A                                     28,277            281
#  TCSI Corp.                                    63,429            400
   TECO Energy, Inc.                            100,200          2,417
   TF Financial Corp.                            29,900            482
   TIG Holdings, Inc.                            49,600          1,680
   TJ International, Inc.                        30,700            702
   TNP Enterprises, Inc.                         20,100            550
   TR Financial Corp.                            21,400            762
   Talbots Inc.                                  28,200            807
#  Talley Industries, Inc.                       52,800            389
   Tambrands, Inc.                               31,877          1,303
#  Tanknology Environmental, Inc.                 1,900              4
#  Target Therapeutics, Inc.                     23,200            973
   Taubman Co. REIT                              71,000            914
#  Tech Data Corp.                               35,178            963
#  Technical Communications Corp.                14,000            191
#  Technology Solutions Co.                      33,021          1,362
   Tecumseh Products Co. Class A                  6,700            384
   Tecumseh Products Co. Class B                 11,800            666
#  Tejas Gas Corp.                               22,762          1,084
   Tejon Ranch Co.                               38,500            553
#  Tekelec                                       44,300            703
#  Telcom Semiconductor, Inc.                    93,600            398
#  Tele-Communications
     International, Inc. Series A                98,500          1,324
   Teleflex Inc.                                 14,900            777
   Telephone & Data Systems, Inc.                52,228          1,893
#  Telescan, Inc.                                69,500            391
#  Teletech Holdings Inc.                        46,100          1,181
#  Telular Corp.                                104,600            569
   Telxon Corp.                                  44,500            551
#  Tencor Instruments                            36,700            970
#  Teradyne, Inc.                                75,889          1,850
   Terra Industries, Inc.                        67,542            996
#  Tesoro Petroleum Corp.                        63,600            890
   Texas Industries, Inc.                        13,257            671
#  Thermedics, Inc.                              30,100            546
#  Thermo Instrument Systems, Inc.               81,987          2,716
#  Thermo Cardiosystems Inc.                     30,350            911
#  Thermo Fibertek, Inc.                         93,100            867
#  Thermo VolTek                                 44,400            438
#  ThermoLase Corp.                              38,400            605
#  ThermoTrex Corp.                              27,000            739
   Thiokol Corp.                                 23,000          1,029





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
-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
#  360 Communications Co.                       104,745    $     2,422
   Tidewater, Inc.                               51,700          2,339
   Tiffany & Co.                                 29,332          1,074
   Times Mirror Co.                              20,815          1,075
#  Titanium Metals Corp.                         25,300            829
#  Todd Shipyards Corp.                          73,100            475
#  Toll Brothers, Inc.                           28,500            556
   Tootsie Roll Industries, Inc.                 18,421            730
#  The Topps Co., Inc.                          124,240            505
   The Toro Co.                                  18,900            690
   Tosco Corp.                                   36,758          2,908
   Total Petroleum
     (North America) Ltd.                        74,300            771
#  Total Renal Care Holdings, Inc.               22,200            805
   Total System Services, Inc.                  107,376          2,886
   Town & Country Trust REIT                     45,800            670
#  Trans World Airlines                          32,303            220
#  Transaction Systems
     Architects, Inc.                            30,100            993
   Transatlantic Holdings                        19,300          1,554
#  Transitional Hospital Corp.                   78,800            758
   Transocean Offshore Inc.                      43,100          2,699
   TransPro Inc.                                 36,610            334
   Transtechnology Corp.                         28,800            565
#  TransTexas Gas Corp.                          95,200          1,357
#  Transworld Home Healthcare, Inc.              46,700            508
   Travelers/Aetna Property
     Casualty Corp. Class A                      61,100          2,161
#  Tremont Corp.                                 28,409          1,026
#  Triarc Cos., Inc. Class A                     50,900            585
#  Trico Marine Services, Inc.                   20,500            989
   Trimas Corp.                                  31,800            759
#  Trimble Navigation Ltd.                       37,400            432
#  Trimedyne, Inc.                               60,000            191
   Trinity Industries, Inc.                      34,600          1,298
   True North Communications                     39,400            862
#  Truevision Inc.                               77,400            215
   The Trust Co. of New Jersey                   41,900            589
   Trustco Bank                                  35,852            764
   Trustmark Corp.                               27,300            706
#  Tucson Electric Power Co.                     43,300            720
#  Tuesday Morning, Inc.                         38,202            817
#  Tultex Corp.                                  94,000            658
   20th Century Industries of CA                 43,600            736
#  Tyco Toys, Inc.                               98,098          1,153
#  Tyler Corp.                                    6,000             11
   Tyson Foods, Inc.                            125,407          4,295
#  UAL Corp.                                     49,900          3,119
#  UCAR International, Inc.                      42,900          1,614
   UGI Corp. Holding Co.                         27,546            616
#  UICI                                          37,500          1,212
   UMB Financial Corp.                           18,417            757
#  UNC, Inc.                                     62,700            752
#  URS Corp.                                     77,458            697
#  USA Waste Service                            116,544          3,715
#  USG Corp.                                     37,800          1,280
   UST Corp.                                     21,600            443
#  US Physical Therapy, Inc.                     27,400            276
#  U.S. Robotics Corp.                           76,187          5,490
#  Ultrafem, Inc.                                28,433            490
#  Ultralife Batteries, Inc.                     48,300            411
   Ultramar Diamond
     Shamrock Corp.                              67,384          2,131
#  Ultratech Stepper, Inc.                       40,500            957
   Unifi, Inc.                                   56,125          1,803
#  Unify Corp.                                   34,200            190
#  Union Corp.                                   23,300            533
   Union Planters Corp.                          53,054          2,069
   Union Texas Petroleum
     Holdings, Inc.                              72,800          1,629
   UnionBanCal Corp.                             42,094          2,236
#  Uniphase Corp.                                13,500            710
#  Unique Mobility, Inc.                         73,200            265
#  Unisource Worldwide, Inc.                     55,000          1,114
   United Asset Management Corp.                 50,700          1,350
   United Carolina Bancshare Corp.               31,250          1,229
   United Cos. Finance Corp.                     23,409            623
   United Dominion Industries Ltd.               37,385            879
   United Dominion Realty Trust REIT             47,500            736
   United Guardian, Inc.                         31,800             56
   United Illuminating Co.                       18,900            593
#  United International Holdings,
     Inc. Class A                                58,400            704
#  United Meridian Corp.                         28,800          1,490
   United National Bancorp                        7,844            286
#  U.S. Bioscience                               60,055            758
#  U.S. Bioscience Warrants
     Exp. 4/24/98                                   211              1
#  U.S. Energy Corp.                             40,770            405
#  U.S. Filter Corp.                             47,283          1,501
#  U.S. Long Distance Corp.                      63,636            517
#  U.S. Industries, Inc.                         42,800          1,471
#  US Office Products Co.                        33,400          1,134
#  United States Cellular                        72,250          2,014
#  United States Satellite
     Broadcasting Co., Inc. Class A              74,600            737
   United States Trust Corp.                     15,300          1,207
#  United Stationers, Inc.                       23,344            479
   United Television, Inc.                       15,500          1,357
#  United Waste Systems, Inc.                    29,700          1,019
   United Water Resources, Inc.                  48,944            759
   Unitil Corp.                                  24,600            492
   Unitrin Inc.                                  31,770          1,779
   Universal Corp.                               27,600            887
   Universal Foods Corp.                         20,762            732
   Universal Health Realty Income
   Trust REIT                                    33,000            677
#  Universal Health Services
     Class B                                     35,500          1,016
#  Universal Stainless & Alloy
     Products, Inc.                              28,500            255
#  Uranium Resources, Inc.                       33,768            262
#  UROHEALTH Systems, Inc.
     Class A                                     49,184            381
   US Bancorp, Inc.                              15,600            656
#  USDATA Corp., Inc.                            61,450            361
   USFreightways Corp.                           32,200            883
   Utilicorp United, Inc.                        49,786          1,344
#  VLSI Technology, Inc.                         58,200          1,382
#  Vaalco Energy, Inc.                            2,400              1
#  Valassis Communication                        61,000          1,289
   Valhi, Inc.                                   87,700            559





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
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Valero Energy Corp.                           36,400    $     1,042
   Valley National Bancorp                       38,485            986
   Vallicorp Holdings, Inc.                      34,300            705
   Valspar Corp.                                 17,600            997
#  Value City Department Stores, Inc.            60,900            639
#  Value Health, Inc.                            46,902            915
#  ValuJet Inc.                                  42,000            266
#  Vanguard Cellular Systems, Inc.
     Class A                                     57,137            893
#  Vanstar Corp.                                 32,300            791
#  Vantive Corp.                                 33,300          1,036
#  Varco International, Inc.                     43,528          1,007
   Varian Associates, Inc.                       25,900          1,318
   Vastar Resources, Inc.                        84,200          3,200
#  Vectra Tech Inc.                              25,800             53
#  Vencor, Inc.                                  60,965          1,928
#  Ventritex Inc.                                41,300          1,009
#  VeriFone, Inc.                                24,800            732
#  Veritas Software Corp.                        24,650          1,220
   Versa Technology, Inc.                        31,800            409
#  Vertex Communications Corp.                   28,500            529
   Vesta Insurance Group, Inc.                   26,000            816
   Viad Corp.                                    80,000          1,320
#  Viasoft, Inc.                                 29,852          1,414
#  Vicor Corp.                                   32,381            540
#  Vicorp Restaurants, Inc.                      35,039            451
#  Viking Office Products                        68,800          1,836
#  VideoLan Technologies, Inc.                   56,800             91
   Vintage Petroleum, Inc.                       11,100            383
   Virco Manufacturing Corp.                     57,900            825
   Virginia Beach Federal
     Financial Corp.                             44,050            418
#  VitalCom, Inc.                                42,200            219
#  Vishay Intertechnology, Inc.                  49,335          1,153
   Vital Signs, Inc.                             33,264            867
#  Vitesse Semiconductor Corp.                   10,300            469
#  Vivra, Inc.                                   31,100            859
#  Vmark Software, Inc.                          58,600            440
#  Vons Cos., Inc.                               36,300          2,173
   Vornado Realty Trust REIT                     20,398          1,071
   Vulcan International Corp.                     5,900            181
   Vulcan Materials Co.                          29,010          1,766
#  WHX Corp.                                     44,564            396
#  WMS Industries, Inc.                          36,400            728
   WPL Holdings, Inc.                            25,200            709
   WPS Resources Corp.                           18,600            530
#  WSFS Financial Corp.                          52,900            542
#  Waban, Inc.                                   36,600            952
   Wabash National Corp.                         27,900            513
   Wackenhut Corp.                               20,700            357
   Wackenhut Corp. Class B                       15,862            242
#  Wainoco Oil Corp.                            117,400            367
   Walden Residential Properties,
     Inc. REIT                                   36,000            896
#  Wall Data Inc.                                36,200            543
   Wallace Computer Services, Inc.               38,000          1,311
#  Wang Laboratories, Inc.                       28,600            583
   Warnaco Group                                 45,047          1,335
   Warren Bancorp, Inc.                           7,300            110
   Washington Energy Co.                         39,077            806
   Washington Federal Inc.                       33,999            892
   Washington Gas Light Corp.                    35,302            799
   Washington Mutual Inc.                        62,423          2,704
   Washington National Corp.                     25,807            710
   Washington Post Co. Class B                    9,300          3,117
   Washington REIT                               50,700            887
   Washington Water Power Co.                    44,400            827
#  Waters Corp.                                  24,200            735
#  Watson Pharmaceuticals, Inc.                  36,102          1,622
   Watts Industries Class A                      45,100          1,077
   Wausau Paper Mills Co.                        49,200            907
#  Wave Technologies International               40,800            235
#  Wavephore, Inc.                               83,400            573
#  Weatherford Enterra Inc.                      42,660          1,280
   Del Webb Corp.                                37,100            608
   Webster Financial Corp.                       24,380            891
   Weingarten Realty Investors REIT              21,800            886
   Weis Markets, Inc.                            35,500          1,132
   Wellman, Inc.                                 27,955            479
   Wellpoint Health Networks Inc.
     Class A                                     56,001          1,925
   Werner Enterprises, Inc.                      51,600            938
   Wesco Financial Corp.                          5,758          1,077
   West Co., Inc.                                27,900            788
#  Western Beef                                  20,860            223
#  Western Digital Corp.                         37,800          2,150
   Western Gas Resources, Inc.                   57,800          1,113
   Western National Corp.                        49,600            955
   Western Resources, Inc.                       54,886          1,695
   Western Wireless Corp.                        39,700            548
#  Westmark Group Holdings, Inc.                  4,000              3
#  Roy F. Weston, Inc.                           64,600            234
#  Westpoint Stevens, Inc.                       26,457            787
#  Westwood One, Inc.                            49,200            815
#  WetSeal, Inc. Class A                         31,600            670
   Wheelabrator Technologies, Inc.              142,006          2,308
#  White River                                   13,842            789
#  Whittaker Corp.                               46,100            582
   John Wiley & Sons Class A                     26,400            851
#  Clayton Williams Energy, Inc.                 54,400            952
#  Williams Sonoma, Inc.                         29,800          1,080
   Wilmington Trust Corp.                        28,300          1,125
#  Wind River Systems                            22,841          1,078
   Windmere-Durable Holdings Inc.                41,298            532
#  Wisconsin Central
     Transportation Corp.                        41,800          1,656
   Wisconsin Energy Corp.                        92,861          2,496
   Wiser Oil Co.                                 33,200            656
   Witco Chemical Corp.                          49,100          1,498
   Wolverine World Wide, Inc.                    33,603            974
#  Wonderware Corp.                              58,400            522
#  World Acceptance Corp.                        76,800            509
#  World Color Press, Inc.                       29,200            562
#  World Corp.                                   49,900            218
   World Fuel Services Corp.                     26,209            583
#  Worldtex Inc.                                 83,744            743
   Wyle Electronics                              23,100            912
#  Wyman Gordon Corp.                            59,800          1,327
#  Xoma Corp.                                   116,544            605
#  Xilinx, Inc.                                  65,000          2,393
   Xtra Corp.                                    14,300            620
#  Xylan Corp.                                   34,300            965





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
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                                                                MARKET
                                                                VALUE*
EXTENDED MARKET PORTFOLIO                        SHARES          (000)
-----------------------------------------------------------------------
#  Yahoo!, Inc.                                  43,300    $       742
   Yankee Energy Systems                         20,477            438
   Yardville National Bancorp                     4,200             82
#  Yellow Corp.                                  35,000            508
   York International Corp.                      35,900          2,006
#  Zebra Technologies Class A                    38,300            888
#  Zenith Electronics Corp.                      53,357            580
   Zenith National Insurance Corp.               29,560            809
#  Zilog Inc.                                    38,600          1,008
   Zions Bancorp.                                12,728          1,321
   Zurich Reinsurance Centre
     Holdings, Inc.                              20,600            644
   Zurn Industries, Inc.                         28,300            739
#  Zycad Corp.                                   97,488            166
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (97.0%)(1)
   (COST $1,500,827)                                         2,036,055
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                   (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.2%)
-----------------------------------------------------------------------
U.S. TREASURY BILL--Note D
   5.17%, 1/9/97                               $  1,400          1,399
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.39%, 1/2/97                                 66,435         66,435
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $67,833)                                               67,834
-----------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (COST $1,568,660)                                          2,103,889
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
-----------------------------------------------------------------------
Other Assets--Notes B and E                                $   113,285
Liabilities--Note E                                           (118,336)
                                                          -------------
                                                                (5,051)
-----------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------
Applicable to 80,118,814 outstanding
   shares of beneficial interest
   (unlimited authorization)                                $2,098,838
=======================================================================
NET ASSET VALUE PER SHARE                                       $26.20
=======================================================================

*See Note A in Notes to Financial Statements.

#Non-Income Producing Security.

ADR--American Depository Receipt.

REIT--Real Estate Investment Trust.

(1) The combined market value of common stocks, New York Stock Exchange Composite Index futures contracts, and S&P Midcap 400 Index futures contracts represents 100.1% of net assets.

-----------------------------------------------------------------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
                                                  AMOUNT           PER
                                                   (000)         SHARE
-----------------------------------------------------------------------
Paid in Capital                               $1,532,921         $19.14
Undistributed Net
   Investment Income                                 263             --
Accumulated Net
   Realized Gains                                 30,245            .38
Unrealized Appreciation--Note D
   Investment Securities                         535,229           6.68
   Futures Contracts                                 180             --
-----------------------------------------------------------------------
NET ASSETS                                    $2,098,838         $26.20
=======================================================================





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
#  A & A Foods Ltd.                               2,800    $         1
   AAR Corp.                                     12,600            381
#  ABC Rail Products Corp.                       10,100            200
#  ABR Information Services, Inc.                 6,050            238
#  ACC Corp.                                     11,250            340
#  ADC Telecommunications, Inc.                  56,700          1,765
#  AER Energy Resources, Inc.                    23,400             52
#  AES Corp.                                     32,026          1,489
   AFLAC, Inc.                                   59,646          2,550
   AGCO Corp.                                    24,600            704
   AGL Resources Inc.                            23,800            503
   AK Steel Holding Corp.                        11,300            448
#  AM International, Inc.                        44,000            193
#  AMR Corp.                                     39,261          3,460
#  APAC Teleservices, Inc.                       20,311            779
#  AST Research, Inc.                            53,478            229
   ARCO Chemical Co.                             42,292          2,072
#  APS Holding Corp.                             15,500            239
   AT&T Corp.                                   699,717         30,438
   APL Ltd.                                      14,500            343
   AVX Corp.                                     38,000            817
#  Aavid Thermal Technologies                     2,000             21
   Aames Financial Corp.                          6,500            233
#  Abacus Direct Corp.                           11,700            221
   Abbott Laboratories                          339,415         17,225
#  Acceptance Insurance Cos. Inc.                13,300            263
#  Access Health Marketing, Inc.                 10,367            467
#  Acclaim Entertainment Inc.                    41,900            139
#  AccuStaff, Inc.                               40,453            855
#  Ace Cash Express, Inc.                        10,000            112
   Ackerley Communications, Inc.                 25,800            303
#  Acme Metals, Inc.                              1,600             31
#  ACNielson Corp.                               26,054            394
#  Action Performance Cos., Inc.                 37,368            682
#  Acuson Corp.                                  22,012            537
#  Acxiom Corp.                                  21,978            525
   ADAC Laboratories                             15,100            361
#  Adaptec, Inc.                                 49,700          1,991
   Adobe Systems, Inc.                           31,720          1,188
#  Adtran, Inc.                                  16,700            694
#  Advance Paradigm, Inc.                        13,500            278
#  Advanced Magnetics, Inc.                      10,000            155
#  Advanced Fibre Communications                 10,400            579
#  Advanced Polymer Systems                      32,400            243
#  Advanced Tissue Sciences Inc.                 31,758            307
#  Advanced Technology
     Laboratories, Inc.                          16,439            503
   ADVO, Inc.                                    28,000            392
#  Aerial Communications Inc.                    23,700            190
#  Advanced Micro Devices, Inc.                  57,710          1,486
   Advanta Corp. Class A                         18,250            779
   Aetna Inc.                                    65,641          5,251
   Aetna Inc. 6.25%  Series C                     4,509            358
#  Aetrium, Inc.                                 15,700            210
   Affiliated Community Bancorp                  11,400            242
#  Affiliated Computer Services, Inc.            15,100            444
#  Agouron Pharmaceuticals, Inc.                  5,800            392
   H.F. Ahmanson & Co.                           46,082          1,498
#  Aid Auto Stores, Inc.                          3,100              7
#  Air and Water Technologies Corp.
     Class A                                     35,400            204
   Air Express International Corp.                9,500            305
   Air Products & Chemicals, Inc.                47,876          3,309
#  Airsensors Inc.                               11,000             98
   Airborne Freight Corp.                        14,990            350
#  Airgas, Inc.                                  29,300            645
#  AirTouch Communications, Inc.                216,068          5,456
   AirTouch Communications, Inc.
     Cvt. 6.00%                                   4,242            116
   AirTouch Communications, Inc.
     Pfd. 4.25% Series C                          2,724            123
   Alamo Group, Inc.                             14,000            240
#  Alanco Environmental
     Resources Corp.                             12,100             24
   Albank Financial Corp.                        14,680            463
   Albemarle Corp.                               24,515            444
   Alberto-Culver Co. Class B                    12,323            592
   Albertson's, Inc.                            108,798          3,876
   Alco Standard Corp.                           56,283          2,906
   Alex Brown, Inc.                               6,880            499
   Alexander & Alexander
     Services, Inc.                              18,345            319
   Alexander & Baldwin, Inc.                     19,900            494
#  Alexander's, Inc.                              5,023            397
   Alfa Corp.                                     3,400             43
   Alico, Inc.                                    6,300            120
#  All American Semiconductor, Inc.              37,200             38
#  Allegro New Media, Inc.                        6,353             25
#  Alleghany Corp.                                3,299            699
   Allegheny Power System, Inc.                  51,800          1,573
   Allegheny Teledyne Inc.                       74,867          1,722
   Allegiance Corp.                              24,052            664
#  Allegiant Physician Services                   6,400              1
#  The Allen Group, Inc.                         22,600            503
   Allergan, Inc.                                28,518          1,016
#  Alliance Entertainment                        82,400            155
#  Alliance Pharmaceutical Corp.                 29,402            401
#  Alliance Semiconductor Corp.                  45,100            321
#  Alliant Techsystems, Inc.                      8,600            473
   Allied Capital Commercial Corp.               15,000            347
   Allied Capital Lending Corp.                  25,160            381
#  Allied Holdings, Inc.                         24,400            189
   Allied Products Corp.                          9,499            283
   AlliedSignal Inc.                            122,892          8,234
   Allmerica Financial Corp.                     21,000            704
   Allmerica Property &
     Casualty Cos.                               25,200            765
   Allstate Corp.                               193,591         11,204
   ALLTEL Corp.                                  82,171          2,578
#  Allwaste, Inc.                                58,900            302
#  Altera Corp.                                  19,110          1,389
#  Altron, Inc.                                  12,100            256
#  Alumax, Inc.                                  19,241            642
   Aluminum Co. of America                       75,933          4,841
#  Alyn Corp.                                    19,600            208
#  ALZA Corp.                                    36,184            936
#  Amax Gold, Inc.                               75,893            484
   AMBAC, Inc.                                   14,922            990
   Amcast Industrial Corp.                       16,496            408
   AMCOL International Corp.                     21,100            330
   Amerada Hess Corp.                            40,476          2,343
#  Amerco Inc.                                   14,100            490
#  America Online, Inc.                          39,300          1,307





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
#  America West Airlines, Inc.                   15,800    $       251
   American Annuity Group Inc.                   25,817            365
#  Amdahl Corp.                                  52,573            637
   American Bankers
     Insurance Group                              8,800            449
   American Brands, Inc.                         74,093          3,677
#  American Business
     Information, Inc.                           20,416            449
#  American Classic Voyager Co.                  26,000            341
   American Electric Power Co., Inc.             80,742          3,321
#  American Exploration Co.                      16,000            256
   American Express Co.                         206,075         11,643
   American Financial Group, Inc.                26,500          1,000
#  American Freightways                          17,504            193
   American General Corp.                        88,778          3,629
   American Greetings Corp.
     Class A                                     32,208            916
   American Health Properties, Inc.              18,800            449
   American Health Properties
     Psychiatric Group                            1,510             24
   American Home Products Corp.                 277,291         16,256
   American International
     Group, Inc.                                204,514         22,139
   American List Corp.                           10,043            305
#  American Management
     Systems, Inc.                               18,300            446
#  American Medical
     Response, Inc.                               7,900            257
#  American Media Class A                        78,900            464
   American National Bancorp, Inc.                2,300             28
   American National Insurance Co.               11,000            817
#  American Oncology
     Resources, Inc.                             26,900            274
#  American Power
     Conversion Corp.                            41,000          1,120
#  American Standard Cos., Inc.                  34,100          1,304
   American States Financial Corp.               25,700            681
   American Stores Co.                           63,577          2,599
#  American Studios, Inc.                        86,900            210
   American Water Works Co., Inc.                33,300            687
#  Americredit Corp.                             22,800            467
   Ameron International Corp.                     6,600            341
#  Amerisource Health Corp.                       7,496            362
#  Ames Department Stores, Inc.                  22,100             96
   Ameritech Corp.                              239,119         14,497
   Amerigas Partners, LP                         17,900            401
   Ametek, Inc.                                  16,100            358
#  Amgen, Inc.                                  115,748          6,301
   AMP, Inc.                                     94,194          3,615
   Amoco Corp.                                  216,724         17,446
#  Ampal-American Israel Corp.                   12,100             58
   Ampco-Pittsburgh Corp.                        18,635            224
#  Ampex Corp. Class A                           36,600            343
#  Amphenol Corp.                                20,258            451
#  Amre, Inc.                                    16,943             28
   AmSouth Bancorp                               24,021          1,162
#  Amtech Corp.                                  25,575            169
   Amvestors Financial Corp.                     18,000            266
#  Amylin Pharmaceuticals, Inc.                  34,400            452
   Anadarko Petroleum Corp.                      25,500          1,651
#  Analog Devices, Inc.                          49,654          1,682
   Anchor Bancorp Wisconsin Inc.                  8,500            306
#  Anchor Gaming                                  5,099            203
#  Andrea Radio Corp.                            24,900            274
#  Andrew Corp.                                  26,430          1,402
   Angelica Corp.                                13,700            262
   Anheuser-Busch Cos., Inc.                    216,240          8,650
#  Anixter International Inc.                    21,400            345
#  AnnTaylor Stores Corp.                        22,000            385
   Aon Corp.                                     46,718          2,902
   Apache Corp.                                  38,569          1,364
#  Aphton Corp.                                  15,739            313
#  Apogee, Inc.                                  25,900             99
   Apogee Enterprises, Inc.                      11,100            440
#  Apollo Group, Inc. Class A                    21,675            725
#  Apple Computer, Inc.                          54,483          1,134
   Apple South, Inc.                             15,574            207
   Applebee's International, Inc.                13,382            366
#  Applied Innovation Inc.                       21,000            133
#  Apria Healthcare                              21,800            409
#  Applied Microsystems Corp.                    11,200            151
#  Applied Graphics
     Technologies, Inc.                          16,600            477
#  Applied Digital Access, Inc.                  31,700            170
#  Applied Magnetics Corp.                       11,300            338
#  Applied Materials, Inc.                       78,464          2,820
   Applied Power, Inc.                           14,700            582
   AMBI, Inc.                                    37,900            107
#  Applix, Inc.                                  12,321            267
   Aquarion Co.                                   6,200            173
   Arbor Drugs, Inc.                             27,225            470
#  Arbor Software Corp.                           9,700            234
   Arcadian Corp.                                16,400            435
   Archer-Daniels-Midland Co.                   237,724          5,230
   Argent Bank                                    4,000             72
   Argonaut Group, Inc.                          10,881            339
#  Argosy Gaming Co.                             43,900            203
#  Armco, Inc.                                   91,300            377
   Armstrong World Industries Inc.               17,720          1,232
   Arnold Industries, Inc.                       20,300            320
#  Arrow Electronics, Inc.                       21,999          1,177
   Arrow Financial Corp.                         10,230            243
   Arrow International, Inc.                      4,300            122
#  Arterial Vascular
     Engineering, Inc.                           11,300            141
#  ArthroCare Corp.                              25,700            177
#  Artisoft, Inc.                                28,104            144
   Arvin Industries, Inc.                         4,200            104
   Atlantic Southeast Airlines Inc.              11,900            261
   ASARCO, Inc.                                  18,302            455
#  Ascend Communications, Inc.                   50,326          3,127
   Ashland Coal Inc.                              8,000            222
   Ashland Inc.                                  27,574          1,210
#  Aspect Telecommunications Corp.                9,300            588
#  Aspen Technologies, Inc.                       4,300            343
   Associated Banc-Corp.                          7,800            334
   Associated Estates Realty
     Corp. REIT                                  14,800            352
#  Associated Group, Inc.                        13,496            408
#  Associated Group, Inc. Class B                 2,000             59
   Associates First Capital Corp.                38,700          1,708
   Astoria Financial Corp.                       10,300            380





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Astro-Med, Inc.                               26,800    $       218
#  Asyst Technologies, Inc.                      10,222            174
#  Atlanta Sosnoff Capital                       23,000            204
   Atlantic Richfield Co.                        70,335          9,319
   Atlantic Energy, Inc.                         25,300            433
#  Atlantic Tele-Network, Inc.                   14,200            218
#  Atlas Air, Inc.                                9,700            462
#  Atmel Corp.                                   42,900          1,426
   Atmos Energy Corp.                            10,250            245
#  Atrix Laboratories, Inc.                      23,789            259
#  Atwood Oceanics, Inc.                          8,967            567
#  Aura Systems, Inc.                            65,281            144
#  Auspex Systems, Inc.                          21,100            248
   Authentic Fitness Corp.                       16,000            192
   Autodesk, Inc.                                20,064            564
   Automatic Data Processing, Inc.              125,521          5,382
#  AutoZone, Inc.                                63,934          1,758
   Avalon Properties, Inc. REIT                  13,200            380
#  Avant! Corp.                                   2,300             73
#  Avatar Holding, Inc.                           2,900             94
   Avemco Corp.                                  16,400            256
   Avery Dennison Corp.                          45,590          1,613
#  Aviall Inc.                                   24,219            224
   Avnet, Inc.                                   18,458          1,075
   Avon Products, Inc.                           58,156          3,322
#  Aztar Corp.                                   30,400            213
#  BBN Corp.                                     16,900            380
#  BDM International, Inc.                        6,100            329
#  BHC Communications, Inc.
     Class A                                     10,285          1,043
#  BISYS Group, Inc.                             11,000            408
#  BJ Services Co.                               16,492            841
#  BJ Services Co. Warrants
     Exp. 4/13/00                                   353              9
   BMC Industries, Inc.                          13,863            437
#  BMC Software, Inc.                            44,000          1,829
   BMJ Financial Corp.                           14,800            363
#  BOK Financial Corp.                           16,005            456
#  BPI Packaging Technologies Inc.               28,900             56
#  BRC Holdings Inc.                              7,700            340
   BRE Properties Inc. Class A REIT              14,140            350
   BSB Bancorp, Inc.                             10,033            272
#  B.U.M. International, Inc.                    24,675              2
   BW/IP Inc.                                    21,900            361
#  Baby Superstore, Inc.                          9,900            239
   Badger Paper Mills, Inc.                       9,300             76
   Baker Hughes, Inc.                            62,026          2,140
   J. Baker, Inc.                                26,491            141
   Baldor Electric Co.                            7,380            182
#  Baldwin Technology Class A                    38,700             97
   Ball Corp.                                    13,001            338
   Ballard Medical Products                      22,266            415
#  Bally Total Fitness Holding Corp.              5,000             40
   Baltimore Gas & Electric Co.                  63,864          1,708
   Banc One Corp.                               189,823          8,162
   Bancorp Hawaii, Inc.                          17,500            735
#  Banctec, Inc.                                 18,800            388
   Bandag, Inc.                                   9,138            433
   Bandag, Inc. Class A                             538             25
   Bangor Hydro-Electric Co.                     24,800            229
   Bank of Boston Corp.                          65,996          4,240
   The Bank of New York Co., Inc.               167,472          5,652
   Bank United Corp.                              8,200            220
   BankAtlantic Bancorp, Inc.
     Class A                                      1,325             17
   BankAtlantic Bancorp, Inc.
     Class B                                     18,401            244
   BankAmerica Corp.                            156,275         15,588
   Bankers Corp.                                 15,896            322
   Bankers Life Holding Corp.                    23,200            580
   Bankers Trust New York Corp.                  34,975          3,017
   Bank North Group                               8,300            340
#  Banner Aerospace                              25,000            216
   BanPonce Corp.                                28,378            954
   Banta Corp.                                   12,900            293
#  Banyan Systems, Inc.                          44,900            201
   C.R. Bard, Inc.                               24,481            685
   Barefoot, Inc.                                15,800            250
#  Barnes & Noble Inc.                           14,676            396
   Barnes Group, Inc.                             2,700            162
   Barnett Banks, Inc.                           82,756          3,403
#  Barr Labs Inc.                                18,000            457
#  Barrett Resources Corp.                       13,400            571
#  Base Ten Systems Class A                       6,400             77
   Bassett Furniture Industries, Inc.             9,263            230
   Battle Mountain Gold Co. Class A              95,900            659
   Bausch & Lomb, Inc.                           24,301            851
   Baxter International, Inc.                   118,660          4,865
#  Bay Networks Inc.                             80,821          1,687
#  BE Avionics Inc.                               1,600             44
   Beacon Properties Corp. REIT                  20,400            747
   Bear Stearns Co., Inc.                        51,414          1,433
   BeautiControl Cosmetics                       14,000            231
   Beckman Instruments Inc.                      12,368            475
   Becton, Dickinson & Co.                       54,464          2,362
#  Bed Bath & Beyond, Inc.                       29,452            716
#  Bel Fuse, Inc.                                10,700            149
#  Belco Oil & Gas Corp.                         12,700            348
   Belden Inc.                                   11,200            414
   Bell Atlantic Corp.                          190,057         12,306
#  Bell Sports Corp.                              1,800             11
#  Bell Industries, Inc.                         11,703            250
   BellSouth Corp.                              433,308         17,495
#  Belmont Homes, Inc.                           19,450            188
   A. H. Belo Corp. Class A                      19,047            664
   Bemis Co., Inc.                               22,629            834
#  Ben & Jerry's Homemade, Inc.
     Class A                                     12,700            142
#  Benchmark Microelectronics, Inc.               8,900            189
   Beneficial Corp.                              23,214          1,471
   Bergen Brunswig Corp. Class A                 17,301            493
   W.R. Berkley Corp.                             8,600            439
#  Berkshire Hathaway Class A                       550         18,755
   Berkshire Realty Co., Inc. REIT               30,100            297
#  Berlitz International, Inc.                   16,727            349
   Berry Petroleum Class A                       19,400            279
#  Bertucci's Holding Corp.                      51,261            269
#  Best Buy Co., Inc.                            23,300            248
#  BET Holdings Inc. Class A                     11,100            319
#  Bethlehem Steel Corp.                         47,396            427
   BetzDearborn Inc.                             12,300            720
#  Beverly Enterprises Inc.                      42,679            544





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
#  Big Flower Press Holdings, Inc.               20,000    $       375
#  Billing Information Concepts                   9,964            288
#  Bio-Rad Laboratories, Inc. Class A            11,353            341
#  Biotechnology General                         40,300            531
#  Biofield Corp.                                 4,000             60
#  Biogen, Inc.                                  31,300          1,209
#  Biomatrix, Inc.                               17,233            276
   Biomet, Inc.                                  49,647            754
   Birmingham Steel Corp.                        12,900            245
   Black & Decker Corp.                          38,101          1,148
#  Black Hawk Gaming &
     Development Co., Inc.                       13,300             62
   Black Hills Corp.                             11,700            329
   Blair Corp.                                    3,000             58
   E.W. Blanch Holdings, Inc.                    14,500            292
   Blimpie International, Inc.                   14,900            154
   Block Drug Co. Class A                         6,737            315
   H & R Block, Inc.                             45,245          1,312
#  Blyth Industries, Inc.                        13,200            602
   Boatmen's Bancshares, Inc.                    68,567          4,418
   Bob Evans Farms, Inc.                         11,500            155
   Boddie-Noell Properties Inc.                  12,800            160
   The Boeing Co.                               153,048         16,280
   Boise Cascade Corp.                           20,756            659
#  Boise Cascade Office
     Products Corp.                              26,824            563
#  Borders Group, Inc.                           15,600            560
   Borg-Warner Automotive, Inc.                  10,200            393
#  Borland International, Inc.                   23,400            128
#  Boston Beer Co., Inc. Class A                  6,000             62
#  Boston Chicken, Inc.                          28,000          1,005
   Boston Edison Co.                             20,000            538
#  Boston Scientific Corp.                       76,101          4,566
#  Boston Technology, Inc.                       21,000            602
   Bowater Inc.                                  16,100            606
   Bowne & Co., Inc.                             18,200            448
#  Boyd Gaming Corp.                             26,700            220
   W.H. Brady Class A                             9,400            229
   Breed Technological Inc.                      13,600            354
#  C. Brewer Homes, Inc. Class A                 10,000             19
   Briggs & Stratton Corp.                       12,428            547
#  Brinker International, Inc.                   33,924            543
#  Bristol Hotel Co.                             14,700            467
   Bristol-Myers Squibb Co.                     218,512         23,763
#  Bright Voice Systems, Inc.                    19,286            286
#  Broadband Technologies, Inc.                  11,900            179
#  BroadVision, Inc.                             38,900            306
#  Broderbund Software, Inc.                      7,488            222
   Brooklyn Union Gas Co.                        21,350            643
#  Brooks Fiber Properties, Inc.                 12,200            314
#  Brothers Gourmet Coffees, Inc.                59,500            151
   Brown-Forman Corp. Class B                    29,651          1,357
   Brown Group, Inc.                             16,715            307
   Browning-Ferris Industries, Inc.              91,202          2,394
#  Bruno's Inc.                                     375              6
   Brunswick Corp.                               42,098          1,010
   Bryn Mawr Bank Corp.                           3,800            104
#  Burlington Coat Factory
     Warehouse Corp.                             36,175            470
#  Burlington Industries, Inc.                   24,997            275
   Burlington Northern Santa
     Fe Corp.                                    66,670          5,759
   Burlington Resources, Inc.                    54,157          2,728
   Burnham Pacific Properties,
     Inc. REIT                                   22,000            330
#  Burr-Brown Corp.                              11,900            306
   Bush Industries, Inc.                         14,683            283
#  CAI Wireless Systems, Inc.                    54,300             53
   CB Bancshares Inc./Hawaii                      7,700            225
   CBL & Associates Properties,
     Inc. REIT                                   16,400            424
   CBT Corp.                                      5,400            144
   CCB Financial Corp.                            8,900            607
#  C-Cube Microsystems, Inc.                     14,600            539
#  CDI Corp.                                     12,400            352
#  CDW Computer Centers, Inc.                     9,450            561
#  CFI ProServices, Inc.                         25,169            352
   CFSB Bancorp, Inc.                            15,307            298
   CIGNA Corp.                                   32,976          4,505
   CIPSCO, Inc.                                  14,700            531
   CKE Restaurants Inc.                          13,400            482
   CMAC Investment Corp.                          9,626            354
#  CMG Information Services, Inc.                 9,624            164
   CML Group, Inc.                               14,700             50
   CMS Energy Corp.                              39,661          1,334
#  CNA Financial Corp.                           27,028          2,892
   CNB Bankshares, Inc.                           7,190            300
   CPB, Inc.                                      7,300            214
   CPC International, Inc.                       63,163          4,895
   CPI Corp.                                     15,500            260
   CRI Liquidating REIT, Inc.                    26,200             46
   CSX Corp.                                     91,788          3,878
#  C-TEC Corp.                                   10,400            251
#  CUC International, Inc.                      171,372          4,070
#  Cuno Inc.                                     17,100            257
   CVS Corp.                                     45,585          1,886
   CWM Mortgage Holdings Inc.                    20,100            432
#  Cabletron Systems, Inc.                       67,508          2,245
#  Cable Design Technologies                      7,052            218
   Cabot Corp.                                   30,768            773
#  Cadence Design Systems, Inc.                  35,809          1,423
#  Cadiz Land Co., Inc.                          53,500            276
   Cadmus Communications                         15,400            236
#  Cal Fed Bancorp Inc.                          21,500            527
#  Caldor Corp.                                  81,300             91
#  CalEnergy Inc.                                22,400            753
   Calgon Carbon Corp.                           34,800            426
   Caliber System Inc.                           16,216            312
#  California Amplifier, Inc.                    21,200            133
   Cali Realty Corp. REIT                        13,100            404
#  California Federal Bank Goodwill
     Participation Certificates                   2,540             36
   Callaway Golf Co.                             30,700            883
   CAM Designs, Inc.                             11,600             58
#  Cambridge Technology Partners                 20,400            685
   Camco International, Inc.                     10,500            484
#  Cameron Ashley Building
     Products                                    30,108            416
   Campbell Soup Co.                            102,624          8,236
#  Canandaigua Wine Co., Inc.
     Class A                                      6,508            185
#  Cannondale Corp.                              13,800            307
   Capital One Financial Corp.                   28,684          1,033
#  Capital Pacific Holdings, Inc.                10,900             34





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Capital Re Corp.                              12,100    $       564
   Capitol American Financial Corp.              13,000            473
   Capmac Holdings Inc.                          13,000            431
   Capsure Holdings                              19,490            222
   Capstead Mortgage Corp.                       16,150            388
   Caraustar Industries, Inc.                    10,800            358
   Cardinal Bancshares, Inc.                      4,004            180
   Cardinal Health, Inc.                         41,390          2,411
#  CareAdvantage Inc.                             7,166              2
   Carlisle Co., Inc.                             6,527            395
#  Carmike Cinemas, Inc. Class A                 13,089            332
   Carnival Corp. Class A                       125,047          4,127
#  Carriage Services, Inc.                        3,500             78
   Carolina Power & Light Co.                    65,014          2,373
   Carpenter Technology Corp.                    11,700            429
   CarrAmerica Realty Corp. REIT                 17,700            518
#  Carrington Labs Inc.                          21,828            172
   Carter-Wallace, Inc.                          26,700            417
#  Cascade Communications Corp.                  38,900          2,149
   Case Corp.                                    31,226          1,702
#  Casino Magic Corp.                            57,800            142
   A.M. Castle & Co.                             18,531            357
#  Castle & Cooke, Inc. REIT                      4,700             75
#  Catalina Lighting, Inc.                       10,000             49
#  Catalina Marketing Corp.                       8,960            494
#  Catellus Development Corp.                    32,200            366
   Caterpillar, Inc.                             84,058          6,325
#  Catherines Stores                             37,400            201
#  Cellular Technical Services Co.               18,354            366
#  Celtrix Labs                                  25,300             53
#  Centennial Technologies, Inc.                 11,200            582
   Center Banks Inc.                             14,800            241
   Centerior Energy Corp.                        63,500            683
   Centex Corp.                                  12,029            453
#  Centigram Communications                      14,600            183
#  Centocor, Inc.                                29,648          1,062
   Central & South West Corp.                    90,620          2,322
   Central Fidelity Banks, Inc.                  23,525            612
   Central Hudson Gas &
     Electric Corp.                              12,800            402
   Central Louisiana Electric Co.                13,508            373
   Central Maine Power Co.                       17,400            202
   Central Newspapers Inc.                       10,250            451
   Central Parking Corp.                          7,500            251
   Central Reserve Life Corp.                    14,900            113
#  Central Sprinkler Corp.                       11,618            292
   Central Vermont Public
     Service Corp.                               20,300            244
   Centura Banks, Inc.                           10,300            460
#  Centura Software Corp.                        47,000            132
   Century Bancorp, Inc. Class A                    800             10
#  Century Communications Corp.
     Class A                                     52,300            297
   Century Telephone
     Enterprises, Inc.                           25,380            784
#  Ceridian Corp.                                29,931          1,212
#  Cerner Corp.                                  28,770            442
#  Chalone Wine Group Ltd.                       26,440            311
#  Champion Enterprises, Inc.                    21,069            411
   Champion International Corp.                  41,221          1,783
#  Chantal Pharmaceutical Corp.                  46,200             80
   Charter One Financial                         25,011          1,054
#  Charming Shoppes, Inc.                        38,379            193
#  Chartwell Leisure Corp.                       20,680            275
   Chase Manhattan Corp.                        189,586         16,921
#  Checkers Drive-In Restaurant                 119,550            211
#  Checkfree Corp.                               16,800            287
#  Checkpoint Systems, Inc.                      13,874            343
   Chelsea GCA Realty, Inc. REIT                 11,400            395
   Chemed Corp.                                   9,400            343
#  Chemical Fabrics Corp.                        16,411            225
   Chemical Finance                               4,725            187
   Chesapeake Corp. of Virginia                  16,917            531
#  Chesapeake Energy Corp.                       12,850            715
   Chester Valley Bancorp                         1,041             20
   Chevron Corp.                                283,450         18,424
#  Chic by H.I.S., Inc.                          51,280            244
#  Chicago Miniature Lamp, Inc.                  12,400            510
#  Chico's Fas, Inc.                             18,214             77
   Chiquita Brands International, Inc.           29,735            379
#  ChiRex, Inc.                                   9,800            118
#  Chiron Corp.                                  74,332          1,380
   Chittenden Corp.                              12,572            302
#  Choice Hotels Corp. Inc.                      28,341            500
#  Chris-Craft Industries, Inc.                  12,534            525
#  Christiana Cos., Inc.                          3,900            100
   Chrysler Corp.                               315,786         10,421
   The Chubb Corp.                               75,562          4,061
   Church and Dwight, Inc.                       17,400            398
   Churchill Downs, Inc.                          5,400            198
#  Ciber, Inc.                                   12,800            381
#  Cidco, Inc.                                   10,200            177
   Cilcorp, Inc.                                  6,600            242
   Cincinnati Bell, Inc.                         29,000          1,787
   Cincinnati Financial Corp.                    24,437          1,585
   Cincinnati Milacron, Inc.                     16,483            361
   CINergy Corp.                                 67,898          2,266
#  Circon Corp.                                  17,800            273
   Circuit City Stores, Inc.                     41,869          1,261
#  Cirrus Logic                                  27,800            429
#  Cisco Systems, Inc.                          282,919         18,018
   Cintas Corp.                                  20,400          1,204
#  Circus Circus Enterprises Inc.                44,641          1,535
   Citicorp                                     209,809         21,610
   Citizens Bancorp MD                            6,300            393
   Citizens Corp.                                15,800            356
#  Citizens Utilities Co. Class A               102,776          1,118
#  Citrix Systems, Inc.                          11,600            453
   City National Corp.                           18,787            406
   Claire's Stores, Inc.                         20,400            265
   Clarcor Inc.                                   6,800            150
#  Clarify, Inc.                                  8,900            424
   Clayton Homes Inc.                            50,776            685
#  Clear Channel Communications                  32,624          1,179
#  Cliffs Drilling Co.                           13,951            877
#  Clintrials Research, Inc.                     15,900            356
   The Clorox Co.                                22,288          2,237
   Coachmen Industries, Inc.                     19,296            548
#  Coast Savings Financial, Inc.                 15,000            549
   Coastal Corp.                                 45,253          2,212
#  Coastal Physician Group, Inc.                 33,600            118
   Coca-Cola Bottling Co.                         7,700            372





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
   The Coca-Cola Co.                          1,085,744    $    57,137
   Coca-Cola Enterprises, Inc.                   53,345          2,587
   Coeur d'Alene Mines Corp.                     18,000            272
#  Cognex Corp.                                  20,600            380
   Cognizant Corp.                               74,077          2,445
#  Coherent Communications
     Systems Corp.                               15,400            297
#  Coherent, Inc.                                 9,200            393
#  Coin Bill Validator Inc.                       2,900             28
   Cole Taylor Financial Group, Inc.             19,800            535
#  Coleman Inc.                                  22,732            313
   Collective Bancorp, Inc.                      14,349            504
   Colgate-Palmolive Co.                         64,258          5,928
#  Collins & Aikman Corp.                        63,300            396
   Colonial Gas Co.                               1,200             26
#  Colorado Casino Resorts, Inc.                 74,600            139
#  Coltec Inc.                                   29,900            564
   Columbia Gas Systems, Inc.                    23,960          1,524
   Columbia/HCA Healthcare Corp.                291,803         11,891
   Comair Holdings, Inc.                         19,009            460
   Comcast Corp. Class A                         12,860            227
   Comcast Corp. Class A Special                129,929          2,314
#  Comdial Corp.                                 30,766            190
   Comdisco, Inc.                                21,850            694
   Comerica, Inc.                                50,294          2,634
#  Commander Aircraft Co.                        28,600             72
   Commerce Bancshares, Inc.                     16,136            750
   Commerce Group, Inc.                          15,200            384
   Commercial Federal Corp.                       8,800            422
   Commercial Intertech Corp.                    22,100            301
   Commercial Metals Co.                         12,800            386
#  Commnet Cellular Inc.                         11,900            330
   Community First Bankshares                    12,100            336
#  Compaq Computer Corp.                        117,434          8,719
   Compass Bancshares Inc.                       17,344            693
#  Compression Labs, Inc.                        37,300            139
#  CompuServe Corp.                              40,500            400
   Computer Associates
     International, Inc.                        158,121          7,867
#  CompUSA, Inc.                                 39,000            804
   Computer Data Systems, Inc.                    9,146            281
#  Computer Sciences Corp.                       32,353          2,657
   Computer Task Group, Inc.                      9,896            427
#  Computervision Corp.                          38,800            359
#  Compuware Corp.                               18,600            932
   Comsat Corp.                                  20,700            510
#  Comverse Technology, Inc.                      9,500            359
   ConAgra, Inc.                                106,034          5,275
#  Computer Horizons Corp.                       11,896            452
#  Comshare                                       1,600             28
#  Concord EFS, Inc.                             25,925            726
#  Cone Mills Corp.                              25,300            199
#  Conmed Corp.                                  14,168            287
   Connecticut Energy Corp.                      12,800            272
   Connecticut Natural Gas Corp.                  8,600            219
   Connecticut Water Services, Inc.               9,900            293
   Conrail, Inc.                                 35,124          3,499
   Conseco Co., Inc.                             43,041          2,744
#  Consilium, Inc.                               24,300            140
   Consolidated Edison Co. of
     New York, Inc.                             100,822          2,949
   Consolidated Freightways Corp.                 9,400             85
#  Consolidated Freightways, Inc.                18,799            418
   Consolidated Natural Gas Co.                  41,337          2,284
   Consolidated Papers                           18,700            919
#  Consolidated Stores, Inc.                     28,074            902
   Consolidated-Tomoka Land Co.                  14,400            242
#  Consumer Portfolio Services, Inc.             21,500            241
#  ContiFinancial Corp.                          19,000            686
#  Continental Airlines, Inc. Class B            24,100            681
   Continental Mortgage &
     Equity Trust                                 2,250             27
#  Continucare Corp.                             35,100            298
#  Control Data Corp.                            21,707            476
#  Converse Inc.                                 19,700            335
#  Cooper & Chyan Technology, Inc.               13,600            442
#  Cooper Cameron Corp.                          10,500            803
   Cooper Industries, Inc.                       46,143          1,944
   Cooper Tire & Rubber Co.                      36,455            720
   Adolph Coors Co. Class B                      16,836            322
#  Coram Healthcare Corp.                        61,808            309
#  COREStaff, Inc.                               14,025            332
   CoreStates Financial Corp.                    97,342          5,050
#  Cornerstone Imaging, Inc.                     23,600            170
   Corning, Inc.                                100,254          4,637
#  Corporate Express, Inc.                       33,100            974
#  Correctional Services Corp.                   24,500            354
#  Corrections Corp. of America                  31,472            964
#  Cort Business Services Corp.                  14,000            289
#  Corvel Corp.                                   5,100            147
#  Country Star Restaurants, Inc.                18,600             14
   Countrywide Credit
     Industries, Inc.                            44,417          1,271
#  Coventry Corp.                                27,055            254
#  Cox Communications Class A                   117,435          2,716
   Cracker Barrel Old Country
     Stores, Inc.                                26,154            665
#  Craig Corp.                                   14,577            210
#  Jenny Craig Inc.                              17,300            154
   Crane Co.                                     19,422            563
   Crawford & Co. Class B                         4,900            112
#  Creative Technology                           12,733              5
#  Credit Acceptance Corp.                       19,700            460
#  Cree Research, Inc.                           25,748            243
   Crescent Real Estate Equities,
     Inc. REIT                                   17,900            944
   Crestar Financial Corp.                       18,520          1,377
   Criimi Mae, Inc. REIT                         15,900            205
   Crompton & Knowles Corp.                      31,239            601
   Cross Timbers Oil Co.                         18,500            465
#  Crosscom Corp.                                24,500            129
   Crown American Realty
     Trust REIT                                  36,100            271
#  Crown Books Corp.                             25,937            289
   Crown Cork & Seal Co., Inc.                   55,539          3,020
   Crown Crafts, Inc.                            28,000            280
#  Crown Vantage, Inc.                           25,624            216
#  Cryomedical Sciences                         118,700             37
   Cullen/Frost Bankers, Inc.                    12,200            404
#  Culligan Water Technologies                    8,400            340
   Cummins Engine Co., Inc.                      16,802            773
#  Curative Health Services Inc.                 11,200            310
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                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Curtiss-Wright Corp.                           4,900    $       247
#  Custom Chrome                                 10,700            214
#  Cyberguard Corp.                              12,155            146
#  Cybex Corp.                                    8,300            120
#  Cygne Designs, Inc.                           59,800             50
#  Cygnus Inc.                                   20,512            296
#  Cypress Semiconductor Corp.                   35,100            496
   Cyprus Amax Minerals Co.                      40,152            939
#  Cytec Industries, Inc.                        20,554            835
#  Cytrx Corp.                                    5,900             20
#  DBT Online Inc.                                8,200            249
#  DH Technology, Inc.                            3,300             78
#  DII Group, Inc.                               11,557            265
#  DMX Inc.                                      70,900             73
   DPL, Inc.                                     45,350          1,111
   DQE Inc.                                      32,907            954
#  D. R. Horton, Inc.                            29,280            318
#  DSC Communications Corp.                      50,984            915
#  DSP Group Inc.                                18,800            162
#  DSP Communications, Inc.                      18,600            359
#  DST Systems, Inc.                             20,800            653
   DTE Energy Co.                                62,327          2,018
   DT Industries, Inc.                            6,000            209
#  DVI, Inc.                                     16,100            209
#  Daily Journal Corp.                            3,100             98
#  Daisytek International Corp.                   6,000            248
#  Dal-Tile International Inc.                   22,700            463
   Dames & Moore, Inc.                           22,500            329
   Dana Corp.                                    43,468          1,418
   Danaher Corp.                                 25,000          1,166
   Daniel Industries, Inc.                        3,828             56
   Darden Restaurants Inc.                       68,393            598
#  Darling International, Inc.                    8,500            245
#  Data Broadcasting Corp.                       34,000            236
#  Data General Corp.                             4,926             71
#  Data Race, Inc.                               51,522          1,133
#  Dataware Technologies, Inc.                   35,500            107
#  Datastream Systems, Inc.                       9,400            169
   Dauphin Deposit Bank & Trust                  13,720            449
#  Davel Communications
     Group, Inc.                                 19,843            355
#  Dave & Busters                                20,355            406
#  Davox Corp.                                    9,200            383
   Dayton-Hudson Corp.                           93,703          3,678
   Dean Foods Corp.                              17,867            576
   Dean Witter Discover & Co.                    71,323          4,725
#  DecisionOne Corp.                             22,800            371
   Deere & Co.                                  111,909          4,546
#  Dell Computer                                 78,732          4,188
   Delmarva Power & Light Co.                    26,000            530
#  Delphi Information Systems Inc.               35,900             46
   Delta & Pine Land Co.                          8,992            288
   Delta Air Lines, Inc.                         33,888          2,402
   Deluxe Corp.                                  36,031          1,180
#  Dendrite International, Inc.                  14,100            118
   Dentsply International                        11,500            547
#  Department 56 Inc.                            12,595            312
   Deposit Guaranty Corp.                        16,800            521
#  DepoTech Corp.                                 4,500             75
   DePuy, Inc.                                   25,000            506
   Designer Holdings Ltd.                        21,200            342
#  Designs, Inc.                                 25,700            145
#  Destec Energy Inc.                            27,200            425
#  Detroit Diesel Corp.                          18,700            430
   Developers Diversified Realty
     Corp. REIT                                   9,300            345
   Devon Energy Corp.                             9,733            338
#  Devon Group, Inc.                              2,100             56
#  Devry, Inc.                                   14,400            338
   Dexter Corp.                                  10,800            344
   Diagnostic Products Corp.                     10,223            265
   Dial Corp.                                    40,363            595
#  Dialogic Corp.                                13,100            409
#  Diamond Multimedia
     Systems, Inc.                               35,700            417
#  Diamond Offshore Drilling, Inc.               29,600          1,687
   Diebold, Inc.                                 19,764          1,243
#  Digene Corp.                                  16,200            168
#  Digi International, Inc.                      11,200            108
#  Digital Equipment Corp.                       66,633          2,424
   Digital Systems International, Inc.           15,195            240
#  Digital Microwave Corp.                       15,627            435
   Dillard Department Stores
     Class A                                     49,136          1,517
#  Dime Bancorp, Inc.                            46,282            683
   Dimon Inc.                                    18,350            424
#  Dionex Corp.                                   8,500            302
   The Walt Disney Co.                          295,149         20,550
   Dole Food Co.                                 25,600            867
   Dollar General Corp.                          31,290          1,001
#  Dollar Tree Stores, Inc.                      11,050            421
   Dominion Resources, Inc.                      76,795          2,957
   Donaldson Co., Inc.                           10,900            365
   Donaldson, Lufkin & Jenrette, Inc.            25,200            907
   R.R. Donnelley & Sons Co.                     65,780          2,064
   Donnelly Corp.                                14,500            355
#  Doubletree Corp.                              15,787            706
#  Dove Audio, Inc.                              19,000             26
   Dover Corp.                                   49,528          2,489
   Dow Chemical Co.                             106,386          8,338
   Dow Jones & Co., Inc.                         41,497          1,406
#  Dravo Corp.                                   20,039            283
#  The Dress Barn, Inc.                          13,400            204
   Dresser Industries, Inc.                      76,897          2,384
#  Drexler Technology Corp.                      19,089            200
   Dreyer's Grand Ice Cream, Inc.                10,700            317
#  Drug Emporium, Inc.                           68,942            299
   E.I. du Pont de Nemours & Co.                243,274         22,959
   Duke Power Co.                                87,606          4,052
   Duke Realty Investments Inc. REIT             12,200            470
   The Dun & Bradstreet Corp.                    73,677          1,750
#  Dura Pharmaceuticals, Inc.                    18,586            887
   Duracell International, Inc.                  52,367          3,659
   Duriron Co., Inc.                             13,450            363
   Duty Free International Inc.                  23,774            345
#  Dynatech Corp.                                 7,600            335
   EG & G, Inc.                                  20,536            413
#  EMC Corp.                                    100,322          3,323
#  ENSCO International, Inc.                     30,812          1,494
#  ESC Medical Systems Ltd.                      19,200            494
#  ESSEF Corp.                                   16,800            298
#  ESS Technology, Inc.                          28,400            799
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
#  Eagle Hardware & Garden, Inc.                 12,000    $       249
#  Eagle USA Airfreight, Inc.                     3,500             90
   Earthgrains Co.                                8,143            425
   Eastern Bancorp, Inc.                         13,200            307
   Eastern Enterprises                            8,815            312
   Eastern Utilities Associates                   9,071            158
   Eastman Chemical                              34,180          1,888
   Eastman Kodak Co.                            146,512         11,758
   Eaton Corp.                                   33,838          2,360
   Eaton Vance Corp.                              8,600            410
#  Echelon International Corp., Inc.              2,763             43
   Echlin, Inc.                                  26,818            848
   Echo Bay Mines Ltd.                           59,584            395
#  Eckerd Corp.                                  11,743            376
   Ecolab, Inc.                                  27,640          1,040
#  Edison Brothers Stores, Inc.                 127,377            143
   Edison International                         190,903          3,794
#  Edisto Resources Corp.                        42,300            354
#  Edo Corp.                                     17,800            127
#  Education Alternatives, Inc.                  44,400            216
   A.G. Edwards & Sons, Inc.                     27,033            909
#  Egghead, Inc.                                 21,631            112
#  Einstein/Noah Bagel Corp.                     12,000            356
   El Paso Natural Gas                           22,618          1,142
#  Elan Corp. PLC ADR                             2,304             77
   Elcor Corp.                                   13,900            297
#  Electric Fuel Corp.                           19,700            137
#  Electro Scientific Industries, Inc.           13,500            354
#  Electroglas, Inc.                             21,300            341
#  Electromagnetic Sciences, Inc.                13,186            254
#  Electronic Arts Inc.                          23,300            698
   Electronic Data Systems Corp.                211,555          9,150
#  Electronic Retailing Systems
     International, Inc.                         10,400             40
#  Electronics for Imaging, Inc.                 11,000            901
#  Eljer Industries, Inc.                        21,040            497
#  Eltron International Inc.                      7,000            143
   Emerson Electric Co.                          97,947          9,476
#  Emmis Broadcasting Corp. Class A               7,300            236
   Empire District Electric Co.                  16,000            300
#  Empire of Carolina, Inc.                       8,900             38
#  Employee Solutions, Inc.                      19,200            394
#  Emulex Corp.                                  21,350            331
#  Energy Conversion Devices, Inc.               11,375            156
   Energen Corp.                                 11,800            357
#  Energy Ventures Inc.                           9,700            493
   Engelhard Corp.                               62,023          1,186
   Enova Corp.                                   49,800          1,133
   Enron Corp.                                  110,264          4,755
   Enron Global Power &
     Pipelines L.L.C.                             4,000            108
   Enron Oil & Gas Co.                           69,124          1,745
   ENSERCH Corp.                                 29,012            667
#  Enserch Exploration, Inc.                     52,300            615
   Entergy Corp.                                 97,933          2,718
#  Enterprise Systems, Inc.                      11,200            265
#  Epic Design Technology, Inc.                  13,800            345
#  Epitope Inc.                                  23,000            265
   Equifax, Inc.                                 65,670          2,011
   The Equitable Cos.                            79,791          1,965
   Equitable of Iowa Co.                         13,700            628
   Equitable Resources, Inc.                     15,200            452
   Equity Residential Properties
     Trust REIT                                  20,000            825
#  Equus Gaming Co. LP A Units                    1,000              3
   Erie Indemnity Co. Class A                    28,400            831
   Essex Property Trust, Inc.                    14,934            439
#  Esterline Technologies Corp.                  11,845            309
   Ethan Allen Interiors Inc.                    14,380            554
   Ethyl Corp.                                   50,830            489
   Everest Re Holdings, Inc.                     21,200            610
#  Evergreen Media Corp.                         15,778            392
#  Exabyte Corp.                                 12,100            163
   Excel Industries, Inc.                        16,400            273
   Excel Realty Trust, Inc. REIT                 14,400            365
#  Excel Communications, Inc.                    45,900            964
   Executive Risk, Inc.                          11,933            442
   FAC Realty Inc. REIT                          21,700            144
   Exide Corp.                                   15,700            361
#  Exide Electronics Group, Inc.                 19,838            290
   Expeditors International of
     Washington, Inc.                            20,200            462
#  Express America Holdings Co.                  13,400             94
#  Express Scripts                               12,400            446
#  Extended Stay America, Inc.                   29,800            600
   Exxon Corp.                                  540,440         52,963
#  EZCORP, Inc.                                  19,100            125
   F & M Bancorp                                  3,800             90
   FFY Financial Corp.                            8,300            210
#  FHP International Corp.                       17,400            644
#  FLIR Systems, Inc.                            14,900            202
#  FMC Corp.                                     15,937          1,118
#  FM Properties Inc.                            35,900            110
   F.N.B. Corp.                                   8,964            210
   FPL Group, Inc.                               79,111          3,639
#  FSI International, Inc.                       28,800            434
#  FTP Software, Inc.                            29,600            179
   Fair Issac & Co.                              12,200            477
#  Fairfield Communities, Inc.                   13,000            322
#  Falcon Drilling Co., Inc.                     14,600            573
#  Falcon Building Products, Inc.
     Class A                                     24,000            354
   Family Dollar Stores, Inc.                    24,400            497
   Farmer Brothers, Inc.                          1,700            258
#  Fastcomm Communications Corp.                 13,400             80
   Fastenal Co.                                  16,800            765
#  Faulding Inc.                                 33,700            200
   Fedders Corp.                                 31,745            198
   Fedders Corp. Class A                         15,226             76
#  Federal Express Corp.                         49,200          2,189
   Federal Home Loan
     Mortgage Corp.                              77,851          8,573
   Federal-Mogul Corp.                           15,200            334
   Federal National
     Mortgage Assn.                             475,538         17,714
   Federal Realty Investment
   Trust REIT                                    13,900            377
   Federal Signal Corp.                          19,562            506
#  Federated Department Stores                   89,744          3,063
   Felcor Suite Hotels, Inc. REIT                10,000            354
   Ferrellgas Partners, LP                        8,200            177
   Ferro Corp.                                   12,200            346
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Fibreboard Corp.                              10,526    $       355
   Fifth Third Bancorp                           46,285          2,907
#  50-Off Stores, Inc.                            7,400              1
#  Figgie International Inc. Class A             19,200            229
#  Figgie International Inc. Class B                900              9
#  Filene's Basement Corp.                       94,405            389
#  FileNet Corp.                                 12,800            408
#  Film Roman, Inc.                               8,300             62
   Fina Inc.                                     12,300            593
   Financial Security Assurance
     Holdings Ltd.                               12,600            414
   Fingerhut Co.                                 21,954            269
   Finova Group, Inc.                            11,802            758
#  First Alert, Inc.                             25,600             90
   First American Financial Corp.                10,200            419
   First American Corp. (Tenn.)                  12,700            733
   First American Bank Corp.                     26,400          1,587
   First Bank System, Inc.                       61,474          4,196
   First Brands Corp.                            17,800            505
   First Chicago NBD Corp.                      136,550          7,340
   First Citizens BancShares
     Class A                                      4,400            340
   First Federal Savings Bank of
     Colorado                                    20,100            345
   First Commerce Bancshares Inc.
     Class A                                      2,900             81
   First Commerce Corp.                          16,417            636
   First Commercial Corp.                        11,445            423
   First Commonwealth
     Financial Corp.                             20,200            376
   First Data Corp.                             195,158          7,123
   First Empire State Corp.                       2,800            806
   First Financial Bancorp                       10,960            352
   First Financial Caribbean Corp.                8,100            228
   First Financial Savings Assn.                 16,125            395
   First Financial Holdings, Inc.                 5,200            120
   First Hawaiian, Inc.                          13,400            472
   First Industrial Realty Trust REIT             3,700            112
   First Michigan Bank Corp.                     18,721            553
   First Midwest Bancorp                         14,625            474
   First Palm Beach Bancorp                       9,800            230
   First Security Corp.                          32,437          1,099
   First Source Corp.                             8,917            221
   First Tennessee National Corp.                28,900          1,082
   First Union Corp.                            127,282          9,419
   First Union Real Estate                       32,200            394
   First USA Inc.                                52,210          1,808
#  First USA Paymentech, Inc.                    13,633            462
   First Virginia Banks, Inc.                    14,007            671
   First Western Bancorp                          9,822            262
   Firstbank of Illinois Co.                      7,100            244
   Firstar Corp.                                 31,363          1,647
   Firstbank Puerto Rico                         14,125            367
#  FIserv, Inc.                                  19,362            715
#  First Federal Financial Corp.                 19,634            432
   First Bancorp of Ohio                         14,000            499
   Fisher Scientific International Inc.           8,400            396
   Fleet Financial Group, Inc.                  114,424          5,707
   Fleetwood Enterprises, Inc.                   15,658            431
   Fleming Cos., Inc.                            18,339            316
#  Flores & Rucks, Inc.                           8,400            447
   Florida East Coast Railway Co.                 3,700            323
   Florida Progress Corp.                        41,450          1,337
   Florida Rock Industries, Inc.                 10,600            347
   Flowers Industries, Inc.                      25,050            539
#  Fluor Corp.                                   36,067          2,263
#  Fluor Daniel/GTI, Inc.                        13,561            109
   Flushing Financial Corp.                      13,800            250
#  Foamex International, Inc.                    21,500            353
   Food Lion Inc. Class A                       197,200          1,929
   Food Lion Inc. Class B                         7,694             77
#  FoodBrands America, Inc.                      17,400            239
#  Foodmaker, Inc.                               35,700            317
#  Footstar Inc.                                 27,470            683
#  Forcenergy, Inc.                              16,000            578
   Ford Motor Co.                               508,472         16,208
#  Fore Systems, Inc.                            39,300          1,294
#  Foreland Corp.                                   900              4
   Foremost Corp. of America                      5,300            318
   Forest City Enterprise Class A                 4,500            272
#  Forest Laboratories, Inc.                     18,992            622
#  Forstmann & Co., Inc.                          3,600              1
#  Fort Howard Corp.                             32,485            899
   Fort Wayne National Corp.                      9,600            366
#  Forte Software, Inc.                          13,400            438
   Foster Wheeler Corp.                          17,354            644
#  Foundation Health Co.                         25,200            800
#  Fourth Shift Corp.                            30,000            167
#  Fractal Design Corp.                          22,700            241
   Franchise Finance Corp. of
     America REIT                                17,300            478
#  FoxMeyer Health Corp.                         13,062             21
   Franklin Electric, Inc.                        4,800            221
#  Franklin Electronic Publishers, Inc.          17,200            209
   Franklin Resources Corp.                      34,820          2,381
   Freeport-McMoRan, Inc.                        10,833            348
   Freeport-McMoRan Copper &
     Gold Inc. Class A                           11,512            324
   Freeport-McMoRan Copper &
     Gold Inc. Class B                           73,051          2,182
   Fremont General Corp.                         11,097            344
#  Fresenius Medical Care AG ADR                 42,334          1,191
#  Fresenius Medical Care AG Pfd.
     Class D                                     40,354              5
#  Fresh Choice, Inc.                            44,800            185
#  Fresh America Corp.                           11,000            179
#  Fritz Cos., Inc.                              15,500            195
   Frontier Corp.                                69,856          1,580
#  Fruehauf Trailer Corp.                        76,500              8
#  Fruit of the Loom, Inc.                       32,866          1,245
   Fulton Financial Corp.                        14,770            314
   Fund American Enterprise
     Holding Co.                                  4,585            439
#  Furniture Brands International Inc.           26,200            367
#  Fusion Systems                                 7,300            157
   G & L Realty Corp.                            20,296            345
   GATX Corp.                                     8,700            422
#  GC Cos.                                        7,991            277
   GPU Inc.                                      52,324          1,759
#  GRC International, Inc.                       18,200            148
   GTE Corp.                                    419,870         19,104





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
#  GT Interactive Software Corp.                 28,000    $       201
#  Gadzooks, Inc.                                 7,700            142
   Gainsco, Inc.                                  9,046             87
   Arthur J. Gallagher & Co.                     13,200            409
   Gannett Co., Inc.                             61,650          4,616
   The Gap, Inc.                                124,732          3,758
#  Gardner Denver Machinery, Inc.                17,968            620
#  Gartner Group, Inc. Class A                   39,900          1,554
#  Gateway 2000 Inc.                             33,600          1,800
   Gaylord Entertainment Class A                 41,060            939
#  Gaylord Container Corp.                       41,800            256
#  GelTex Pharmaceuticals, Inc.                  14,600            350
   GenCorp, Inc.                                 19,800            359
#  Genentech, Inc.-Special
     Common Stock                                52,183          2,798
   General Binding Corp.                         16,572            497
#  General Datacomm
     Industries, Inc.                            23,800            250
   General Dynamics Corp.                        27,301          1,925
   General Electric Co.                         719,197         71,111
   General Growth Properties
     Inc. REIT                                   11,700            377
#  General Instrument Corp.                      58,558          1,266
   General Mills, Inc.                           69,442          4,401
   General Motors Corp.                         328,541         18,316
   General Motors Corp. Class H                  43,153          2,427
#  General Nutrition Cos., Inc.                  38,400            653
   General Re Corp.                              35,943          5,670
   General Signal Corp.                          21,358            913
#  Genetics Institute Inc.
     Depository Shares                           12,800          1,086
#  Gentex Corp.                                  15,124            304
#  Genesis Health Ventures Inc.                  13,700            426
#  Geneva Steel Class A                          26,600             80
#  Genrad, Inc.                                  20,688            481
   Gensia Inc.                                   40,314            186
   Genuine Parts Co.                             52,648          2,343
#  Genzyme Corp.                                 29,678            647
#  Genzyme Corp. Tissue Repair                    4,700             34
   Georgia Gulf Corp.                            15,168            408
   Georgia-Pacific Corp.                         39,598          2,851
#  Geotek Industries, Inc.                       17,700            127
#  Geoworks                                      14,200            346
#  Getchell Gold Corp.                           11,116            427
#  Giant Cement Holding, Inc.                     9,900            158
   Giant Food, Inc. Class A                      25,669            886
   Giant Industries, Inc.                        24,700            346
#  Gibson Greetings, Inc.                        23,000            449
   Giddings & Lewis, Inc.                        29,908            389
   Gilbert Associates, Inc. Class A              18,000            252
#  Gilead Sciences, Inc.                         13,100            327
   Gillette Co.                                 193,995         15,083
   P.H. Glatfelter Co.                           18,400            331
#  Glenayre Technologies, Inc.                   26,225            565
#  Glendale Federal                              19,243            447
#  Global DirectMail Corp.                       16,300            711
#  Global Industrial
     Technologies, Inc.                          19,991            442
#  Global Marine, Inc.                           71,700          1,479
#  Global Village Communication                  15,900             51
#  Go Video, Inc.                                37,500             45
   Golden West Financial Corp.                   24,807          1,566
#  The Good Guys, Inc.                           15,500            103
   The BF Goodrich Co.                           23,290            943
   The Goodyear Tire & Rubber Co.                67,203          3,453
#  Goody's Family Clothing                       19,550            347
   Gorman-Rupp Co.                               15,325            209
   Goulds Pumps, Inc.                            15,009            345
   W.R. Grace & Co.                              38,654          2,000
   Graco, Inc.                                   15,198            372
#  Gradall Industries, Inc.                       2,700             33
#  Graham-Field Health
     Products Inc.                               28,384            245
   W.W. Grainger, Inc.                           22,211          1,782
#  Grancare Inc.                                 19,800            354
#  Grand Casinos, Inc.                           16,600            224
   Granite Construction Co.                      14,700            287
   Graphic Industries, Inc.                      24,300            237
   Great Atlantic & Pacific Tea
     Co., Inc.                                   16,401            523
   Great Lakes Chemical Corp.                    27,579          1,289
   Great Western Financial Corp.                 58,657          1,701
   Green Mountain Power Corp.                    10,600            253
   Green Point Financial Corp.                   22,200          1,049
   Green Tree Financial Corp.                    59,391          2,294
   Greenfield Industries, Inc.                   14,000            428
   Greif Brothers Corp. Class A                   4,200            120
#  Greyhound Lines, Inc.                         67,400            261
#  GTech Holdings Corp.                          18,500            592
   Guaranty National Corp.                        4,975             83
   Guidant Corp.                                 32,178          1,834
   Guilford Mills, Inc.                          12,100            322
#  Gulf South Medical Supply, Inc.               14,100            360
#  Gulfstream Aerospace Corp.                    31,400            761
#  The Gymboree Corp.                            10,740            244
   HBO & Co.                                     37,347          2,217
   HCC Insurance Holdings, Inc.                  11,900            286
#  HCIA, Inc.                                     7,700            267
   HF Financial Corp.                               400              7
#  HFS Inc.                                      53,850          3,218
#  HMN Financial, Inc.                           14,300            259
#  HMT Technology Corp.                          15,700            237
#  HNC Software, Inc.                             9,200            288
   HRE Properties                                 6,200            112
#  HS Resources Inc.                             19,701            325
#  HSN, Inc.                                     36,397            860
   HUBCO, Inc.                                      731             18
#  Hadco Corp.                                   12,949            632
#  Haemonetics Corp.                              4,500             85
   Halliburton Co.                               54,623          3,291
#  Hamburger Hamlet Restaurants                  24,000              1
   Hancock Fabrics, Inc.                         26,200            272
#  Handleman Co.                                 37,961            323
   M.A. Hanna Co.                                22,250            487
   Hannaford Brothers Co.                        18,300            622
#  Harbinger Corp.                               10,300            268
   Harcourt General, Inc.                        31,211          1,440
   John H. Harland Co.                           13,287            438
   Harley-Davidson, Inc.                         32,346          1,520
   Harleysville National Corp.                    4,580            115
   Harman International
     Industries, Inc.                             7,981            444





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Harmon Industries, Inc.                       15,300    $       291
   Harnischfeger Industries Inc.                 20,735            998
   Harper Group, Inc.                             5,600            132
#  Harrah's Entertainment, Inc.                  44,116            877
   Harris Corp.                                  16,623          1,141
#  Harry's Farmers Market, Inc.                   3,000              8
   Harsco Corp.                                  10,684            732
   Harte-Hanks Communications Co.                15,600            433
   Hartford Steam Boiler Inspection
     & Insurance Co.                              8,657            401
#  Hartmarx Corp.                                 5,100             29
   Harveys Casino Resorts                        13,400            226
   Hasbro, Inc.                                  37,353          1,452
#  Hauser, Inc.                                  19,900            115
   Haven Bancorp, Inc.                            7,900            227
   Haverfield Corp.                               6,270            119
   Hawaiian Electric Industries Inc.             13,465            486
#  Hayes Wheels International Inc.                3,770            144
   Health Care Properties Investors              12,400            434
#  HEALTHSOUTH Corp.                             67,912          2,623
#  HealthCare Compare Corp.                      15,033            639
#  Health Management Associates
     Class A                                     44,559          1,003
#  Healthcare & Retirement Corp.                 19,400            555
   Healthcare Realty Trust Inc.                  13,500            358
#  Health Systems                                20,698            512
#  Heartport Inc.                                16,500            381
   Health and Retirement
     Properties Trust                            28,400            550
   Health Care REIT, Inc.                        12,700            311
#  Health Professionals, Inc.                       670              1
#  Health Management
     Systems, Inc.                               14,947            206
#  Healthdyne Information
     Enterprises, Inc.                           55,200            307
#  Healthdyne Technologies, Inc.                 25,446            229
#  Healthsource, Inc.                            27,300            358
#  Heartland Express, Inc.                       19,492            473
   Hechinger Co. Class A                         62,100            128
   Hechinger Co. Class B                          5,118             19
#  Hecla Mining Co.                              45,400            255
   Heico Corp.                                    8,884            234
   Heilig-Meyers Co.                             19,357            315
   H.J. Heinz Co.                               159,805          5,713
   Helmerich & Payne, Inc.                       11,093            578
   Herbalife International, Inc.                 24,900            811
   Hercules, Inc.                                46,881          2,028
#  Heritage Media Corp. Class A                  22,600            254
   Hershey Foods Corp.                           66,064          2,890
   Hewlett-Packard Co.                          445,000         22,361
#  Hexcel Corp.                                  15,100            245
   Hibernia Corp. Class A                        52,422            695
#  Highlands Insurance Group                      3,154             64
   Highwood Properties, Inc. REIT                13,700            462
   Hilb, Rogal and Hamilton Co.                  19,000            252
   Hillenbrand Industries, Inc.                  29,400          1,066
#  Hills Stores Co.                               9,900             59
   Hilton Hotels Corp.                          107,298          2,803
#  Hinsdale Financial Corp.                      12,375            308
   Hollinger International, Inc.                 35,000            403
   Holly Corp.                                   12,000            321
#  Hollywood Casino Corp.                        48,800            177
#  Hollywood Entertainment Corp.                 23,029            429
#  Hollywood Park, Inc.                          25,400            386
#  Hologic, Inc.                                 10,600            262
   Home Depot, Inc.                             207,929         10,422
#  Home Health Corp. of America                  12,000            133
   Homeland Bankshares Corp.                      5,600            230
   Homestake Mining Co.                          62,893            896
#  Homestead Village Inc.                        16,682            300
#  Homestead Village Inc.
     Warrants Exp. 10/29/97                       2,806             23
   Hon Industries, Inc.                          12,900            427
   Honeywell, Inc.                               55,379          3,641
   Horace Mann Educators Corp.                    9,500            384
#  Horizon/CMS Healthcare Corp.                  32,900            415
   Horizon Financial Corp.                       16,020            216
   Hormel Foods Corp.                            32,700            883
#  Host Marriott Services                        27,584            252
   Hospitality Properties Trust                  14,500            421
#  Host Marriott                                 84,024          1,344
#  Hot Topic, Inc.                                8,400            164
   Houghton Mifflin Co.                           6,300            357
   Household International, Inc.                 42,112          3,885
   Houston Industries, Inc.                     107,600          2,434
#  Hovnanian Enterprises Class A                 36,650            275
#  Hovnanian Enterprises Class B                  9,650             72
   Hubbell Inc. Class A                           7,600            289
   Hubbell Inc. Class B                          20,400            882
   Hudson Foods Inc. Class A                     25,500            485
   Hughes Supply, Inc.                            7,826            338
#  Humana, Inc.                                  69,480          1,329
#  Human Genome Sciences, Inc.                   10,400            423
#  Hungarian Teleconstruct Corp.                 12,000             23
   Hunt Manufacturing Co.                        16,900            306
   J.B. Hunt Transport Services, Inc.            15,147            214
   Huntington Bancshares Inc.                    61,562          1,628
#  Hutchinson Technology, Inc.                    6,100            464
#  Hyperion Software Corp.                       19,448            412
   ICN Pharmaceuticals, Inc.                     12,394            243
   IBP, Inc.                                     40,800            989
#  IDX Systems Corp.                              8,400            242
#  IEC Electronics Corp.                         33,718            280
   IES Industries, Inc.                          12,800            382
#  IGI, Inc.                                     17,090            115
#  IHOP Corp.                                     2,600             62
   IMC Global Inc.                               39,807          1,557
#  IPC Information Systems, Inc.                 11,900            177
   IRT Property Co. REIT                         30,500            351
#  I-STAT Corp.                                   8,500            201
#  ITT Corp.                                     50,695          2,199
#  ITT Educational Services, Inc.                12,600            291
   ITT Hartford Group, Inc.                      51,054          3,446
   ITT Industries, Inc.                          50,873          1,246
   IWC Resources Corp.                            7,300            228
#  IXC Communications, Inc.                      13,500            415
   Idaho Power Co.                               16,100            501
   IDEX Corp.                                     8,350            333
#  IDEXX Laboratories                            16,100            582
   Illinois Central Corp.                        26,550            850
#  Identix, Inc.                                  4,300             35
   Illinois Tool Works, Inc.                     53,153          4,246





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
   Illinova Corp.                                32,700    $       899
#  Image Business Systems Corp.                  23,400              2
#  Imation Corp.                                 17,967            505
#  Imclone Systems, Inc.                         12,000            116
#  Immucor Inc.                                  26,946            258
#  ImmuLogic Pharmaceutical Corp.                18,500            121
#  Immune Response                               54,317            455
#  Imo Industries, Inc.                          16,700             52
#  Imperial Bancorp                              18,904            454
#  Impath, Inc.                                   2,900             55
#  Imperial Credit                               26,526            557
#  Immunomedics Inc.                             36,400            201
#  Inacom Corp.                                   9,200            368
#  Incyte Pharmaceuticals, Inc.                   8,800            451
   Indiana Energy, Inc.                           9,600            234
#  Infinity Broadcasting Corp.                   36,318          1,221
#  Informix Corp.                                65,200          1,333
   Ingersoll-Rand Co.                            46,909          2,087
#  Information Resources, Inc.                   22,835            323
   Inland Steel Industries, Inc.                 20,124            402
#  Innovative Gaming Corp.                       10,050             59
#  Input/Output, Inc.                            18,400            340
#  Insilco Corp.                                  8,000            312
#  Insituform Technologies Class A               35,600            267
#  Innotech, Inc.                                14,400            113
#  Inso Corp.                                     4,800            189
#  Insurance Auto Auctions, Inc.                 21,900            208
#  Insignia Financial Group                      10,400            234
   Integon Corp.                                 15,020            267
#  Integrated Device
     Technology Inc.                             34,100            467
   Integrated Health Services, Inc.              10,300            251
#  Integrated Process
     Equipment Corp.                             17,124            307
#  Integrated Systems, Inc.                       8,400            216
#  Integrated Silicon Solution, Inc.             15,400            132
#  Integrated Systems Consulting
     Group Inc.                                   1,684             22
   Intel Corp.                                  359,463         47,067
#  Intelidata Technologies Corp.                 20,600            151
#  Intelligent Electronics Inc.                  37,898            308
#  Intelligent Medical Imaging, Inc.             14,500             89
#  Inter-Tel, Inc.                                7,900            151
   Intercargo Corp.                              18,100            157
#  Intercel, Inc.                                22,800            276
   Interface, Inc.                               20,400            408
#  Interdigital Communications Corp.             52,500            302
#  Intergraph Corp.                              36,540            379
#  Interim Services, Inc.                         8,645            307
#  Interleaf, Inc.                               35,600             69
   International Business
     Machines Corp.                             229,816         34,702
#  International Cabletel, Inc.                  13,200            331
#  International Dairy Queen, Inc.
     Class A                                     16,188            327
#  International Dairy Queen, Inc.
     Class B                                      2,300             45
   International Flavors &
     Fragrances, Inc.                            48,174          2,168
#  International Family
     Entertainment, Inc. Class B                 19,375            300
#  International Lottery & Totalizator
     Systems Inc.                                54,900             46
   International Game Technology                 53,602            978
   International Multifoods Corp.                15,881            288
#  International Murex
     Technologies Corp.                          26,000            190
#  International Network Services                13,600            411
   International Paper Co.                      129,246          5,218
#  International Rectifier Corp.                 26,700            407
   International Shipholding Corp.                8,300            154
#  International Specialty
     Products, Inc.                              41,600            510
#  International Technology                      28,025            238
#  Interneuron Pharmaceutical, Inc.              17,500            456
   Interpublic Group of Cos., Inc.               34,979          1,662
#  Intersolv                                     23,400            215
   Interstate Bakeries                           16,100            791
#  Interstate Hotels Co.                         12,000            339
#  Intervoice, Inc.                              14,413            178
   Intimate Brands, Inc.                        109,400          1,860
#  Intuit, Inc.                                  19,400            616
   Invacare Corp.                                12,557            342
#  Invision Technologies, Inc.                    8,800            287
   Investors Financial Services Corp.            10,100            279
#  Iomega Corp.                                  53,400            928
#  Ionics, Inc.                                   6,300            302
   Ipalco Enterprises, Inc.                      24,350            664
   Irvine Apartment Communities,
     Inc. REIT                                   14,500            363
   Irwin Financial Corp.                         15,200            372
   ISCO, Inc.                                    22,485            208
#  ISIS Pharmaceuticals, Inc.                    21,026            376
#  Itron, Inc.                                    2,200             39
#  i2 Technologies, Inc                          10,700            413
   IVAX Corp.                                    51,300            526
   JLG Industries, Inc.                          21,000            336
#  JMC Group Inc.                                 5,200              5
#  JP Foodservice, Inc.                          13,700            382
   JP Realty Inc. REIT                            5,100            132
   JSB Financial                                  8,601            325
#  JTS Corp.                                     79,144            262
   Jackpot Enterprises, Inc.                     17,300            169
#  Jacobs Engineering Group Inc.                 17,100            404
#  Jacor Communications Inc.                     13,400            368
   James River Corp.                             37,268          1,235
#  Jan Bell Marketing Inc.                       17,400             36
#  Jayhawk Acceptance Corp.                      25,100            286
   Jefferson Bancorp, Inc.                        9,300            178
   Jefferson Bankshares, Inc.                    12,800            362
   Jefferson Savings Bancorp, Inc.                7,900            207
   Jefferson-Pilot Corp.                         30,777          1,743
#  Jefferson Smurfit Corp.                       48,600            781
   John Alden Financial Group                     8,100            150
   John Nuveen Co. Class A                       14,500            384
   Johnson & Johnson                            579,882         28,849
   Johnson Controls, Inc.                        17,947          1,487
#  Johnstown America Industries                  11,900             53
#  Jones Apparel Group, Inc.                     22,600            845
   Jones Medical Industries, Inc.                11,600            423
   Jostens Inc.                                  16,740            354
   Juno Lighting, Inc.                           13,900            221





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Just for Feet, Inc.                           10,476    $       274
   Justin Industries, Inc.                       28,360            330
#  KLA Instruments Corp.                         21,900            776
#  Kmart Corp.                                  208,877          2,167
   KN Energy, Inc.                               12,879            506
#  K-III Communications Corp.                    53,800            578
   K2 Inc.                                       14,162            389
   K U Energy Corp.                              16,200            486
#  K-V Pharmaceutical Co. Class A                 8,700            104
#  Kaiser Aluminum &
     Chemical Corp.                              30,800            358
   Kaneb Pipeline Partners, LP                   12,380            340
#  Kaneb Services, Inc.                         113,316            368
   Kansas City Life Insurance Co.                 3,200            207
   Kansas City Power & Light Co.                 26,500            755
   Kansas City Southern
     Industries, Inc.                            16,164            727
   Katy Industries, Inc.                         17,600            255
#  Katz Media Group                              17,800            200
   Kaufman & Broad Home Corp.                    31,042            400
   Kaydon Corp.                                   9,400            443
#  Keane, Inc.                                   14,100            448
   Kellogg Co.                                   92,293          6,057
   Kelly Services, Inc. Class A                  16,375            449
#  KEMET Corp.                                   16,700            385
   Kennametal, Inc.                              11,500            447
#  Kensey Nash Corp.                             16,000            236
#  Kent Electronics Corp.                        19,800            510
   Kerr-McGee Corp.                              21,253          1,530
   KeyCorp                                      100,440          5,072
#  Keystone Consolidated
     Industries, Inc.                            12,690            105
   Keystone Financial, Inc.                      16,143            406
   Keystone International, Inc.                  14,200            286
   Kimball International, Inc.
     Class B                                      9,000            372
   Kimberly-Clark Corp.                         122,884         11,705
   Kimco Realty Corp. REIT                       15,450            539
#  Kinder Care Learning Centers Inc.             15,100            282
   Kinetic Concepts, Inc.                        17,668            220
#  King World Productions, Inc.                  16,086            593
   Knight-Ridder, Inc.                           41,426          1,585
#  Koger Equity Inc. REIT                        19,600            368
#  Kohls Corp.                                   32,100          1,260
#  Komag, Inc.                                   22,600            612
#  The Kroger Co.                                54,247          2,522
   Kuhlman Corp.                                 25,376            492
#  LCI International, Inc.                       33,626            723
   LG&E Energy Corp.                             28,400            696
#  LS Capital Corp.                               1,996              3
#  LSI Logic Corp.                               55,445          1,483
   LSI Industries Inc.                           21,518            288
   LTC Properties, Inc.                          18,600            344
   LTV Corp.                                     43,500            517
#  LTX Corp.                                     32,788            192
   La Quinta Inns Inc.                           33,238            636
   La-Z-Boy Inc.                                  1,200             35
#  Laboratory Corp. of America                   94,848            273
#  Ladd Furniture Inc.                           10,800            156
   Lafarge Corp.                                 26,600            535
#  LAM Research Corp.                            13,250            373
   Lancaster Colony Corp.                        12,788            585
   Lance, Inc.                                    7,521            134
#  Lancer Corp.                                  26,190            534
   Landauer, Inc.                                12,100            296
#  Lands' End, Inc.                              15,600            413
#  Landry's Seafood Restaurants, Inc.             3,300             71
#  Landstar System                                2,800             64
#  Lason Holdings, Inc.                           6,700            137
#  Lattice Semiconductor Corp.                    9,650            443
   Estee Lauder Cos. Class A                     26,171          1,331
   Lawter International Inc.                     16,534            209
#  Layne Christensen Co.                         16,200            241
#  Lazare Kaplan International, Inc.             16,700            286
#  Lear Corp.                                    27,900            952
#  Learning Co., Inc.                            15,837            227
#  Lechters Corp.                                26,400            138
#  Lectec Corp.                                   3,500             24
   Lee Enterprises, Inc.                         20,400            474
#  Legal Research Center, Inc.                    6,100             10
#  Legato Systems, Inc.                           6,100            198
   Leggett & Platt, Inc.                         38,100          1,319
   Lehman Brothers Holdings, Inc.                42,999          1,349
   Lennar Corp.                                  15,400            420
   Leucadia National Corp.                       25,900            693
#  Level 8 Systems Inc.                          21,100            324
   Leviathan Gas Pipeline Co.                     8,200            359
#  Lexmark International Group, Inc.
     Class A                                     27,800            768
   Libbey, Inc.                                  12,600            351
   Liberty Bancorp, Inc. (Oklahoma)               7,100            354
   Liberty Corp.                                  8,000            314
   Liberty Financial Cos., Inc.                  12,200            474
#  Liberty Media Group Class A                    5,000            143
#  Liberty Media Group Class B                    1,050             30
#  Life USA Holding, Inc.                        28,300            336
   Life Re Corp.                                 10,000            386
#  Lifecore Biomedical Inc.                      13,900            247
   Lillian Vernon Corp.                           1,400             17
   Eli Lilly & Co.                              237,735         17,355
   Lilly Industries Inc. Class A                 19,968            364
   The Limited, Inc.                            117,191          2,153
#  Lin Television                                12,816            540
#  Lincare Holdings Inc.                         12,100            499
   Lincoln Electric Co. Class A                   9,924            298
   Lincoln National Corp.                        45,525          2,390
   Lindsay Manufacturing Co.                      4,350            201
   Linear Technology Corp.                       32,796          1,439
#  Liposome Co., Inc.                            24,361            467
   Litchfield Financial Corp.                    12,330            177
#  Littelfuse, Inc.                               6,200            299
#  Litton Industries, Inc.                       19,869            946
#  Living Centers of America, Inc.               15,200            422
   Liz Claiborne, Inc.                           31,187          1,205
   Lockheed Martin Corp.                         87,257          7,984
   Loctite Corp.                                 13,720            835
   Loews Corp.                                   50,171          4,729
#  Logan's Roadhouse, Inc.                        8,000            184
   Logicon, Inc.                                 12,100            442
#  Lone Star Steakhouse & Saloon                 17,300            464
   Long Island Bancorp, Inc.                     10,900            382
   Long Island Lighting Co.                      52,835          1,169





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
   Longhorn Steaks Inc.                           7,800    $       148
   Longs Drug Stores, Inc.                        8,445            415
   Longview Fiber Co.                            22,130            407
#  Loral Space &
     Communications Ltd.                         82,584          1,517
#  Loronix Information Systems                   27,100             98
#  Louis Dreyfus Natural Gas Corp.               23,500            402
   Louisiana Land & Exploration Co.              14,648            786
   Louisiana-Pacific Corp.                       46,364            979
   Lowe's Cos., Inc.                             74,537          2,646
   Lubrizol Corp.                                25,767            799
   Luby's Cafeterias, Inc.                        2,559             51
   Lucent Technologies, Inc.                    274,942         12,716
#  Lumisys, Inc.                                 20,300            188
#  L. Luria & Son, Inc.                           5,100             13
#  Lydall, Inc.                                  21,600            486
#  Lynx Therapeutics Inc.                           226              1
   Lyondell Petrochemical Co.                    34,246            753
   MAF Bancorp, Inc.                              3,326            115
   MBIA, Inc.                                    18,700          1,893
   MBNA Corp.                                    96,801          4,017
   MCI Communications Corp.                     300,599          9,826
   MCN Corp.                                     28,300            817
#  MDL Information Systems, Inc.                  3,100             58
#  MEMC Electronic Materials, Inc.               17,700            398
#  MFS Communications Co., Inc.                  96,211          5,231
   MGIC Investment Corp.                         25,765          1,958
   M/A/R/C, Inc.                                  7,800            164
#  MGM Grand Inc.                                23,961            836
   ML Bancorp Inc.                               28,100            395
   MMI Cos., Inc.                                   500             16
#  MRV Communications Inc.                       16,286            355
#  MTR Gaming Group Inc.                         36,700             34
   MTS Systems Corp.                             17,590            356
#  MacFrugal's Bargains
     Close-Outs, Inc.                            15,100            394
   MacDermid, Inc.                                  387             11
   The Macerich Co. REIT                         16,700            436
#  Macromedia                                    14,123            256
   Madison Gas & Electric Co.                    11,100            228
#  Mafco Consolidated Group Inc.                  7,744            197
#  Mafco Consolidated Group Inc.
     Rights Exp. 1/1/99                          29,279             27
#  Magellan Health Services Corp.                21,000            470
   Magna Group                                    9,548            282
#  Mail-Well, Inc.                               19,900            326
   Maine Public Service Co.                      12,000            218
   Mainstreet Bankgroup, Inc.                    17,400            322
   Mallinckrodt Inc.                             32,292          1,425
   Manor Care Inc.                               26,991            729
   Manpower Inc.                                 35,100          1,141
   Manufactured Home
     Communities, Inc. REIT                      20,200            470
   Mapco Inc.                                    24,600            836
#  Marcam Corp.                                  17,500            223
#  Marine Drilling Co., Inc.                     20,000            394
   Marion Capital Holdings                        4,600             90
   Mark IV Industries, Inc.                      27,209            616
   Mark Twain Bancshares, Inc.                    6,900            336
#  Markel Corp.                                   4,400            398
#  Marquette Medical Systems
     Class A                                     18,204            398
   Marsh & McLennan Cos., Inc.                   31,602          3,287
   Marshall & Ilsley Corp.                       39,251          1,364
   Marriott International                        54,887          3,033
#  Marshall Industries                           13,628            417
#  Martek Biosciences Corp.                      11,700            230
   Martin Marietta Materials, Inc.               20,426            475
#  Marvel Entertainment Group                    38,174             72
   Masco Corp.                                   68,953          2,482
   MascoTech Inc.                                23,615            387
#  Mastec Inc.                                    7,378            392
#  Material Sciences Corp.                       18,850            339
#  Matria Healthcare Inc.                        59,900            277
   Mattel, Inc.                                 118,264          3,282
#  Maxim Integrated Products, Inc.               26,400          1,143
   May Department Stores Co.                    107,998          5,049
#  Maxicare Health Plans Inc.                     9,500            214
#  Maxxam Inc.                                    6,300            300
#  Maverick Tube Corp.                           17,100            217
   Maytag Corp.                                  43,188            853
#  McAfee Associates, Inc.                       20,854            914
   McClatchy Newspapers, Inc.                    12,940            453
   McCormick & Co., Inc.                         35,517            837
   McDermott International, Inc.                 23,107            384
#  J. Ray McDermott SA                           17,300            381
   McDonald's Corp.                             304,619         13,784
   McDonnell Douglas Corp.                       93,633          5,993
   The McGraw-Hill Cos.                          43,470          2,005
   McKesson Corp.                                18,197          1,019
#  McLeod, Inc.                                  13,200            338
#  McMoRan Oil and Gas                           87,400            186
#  McWorter Technologies Inc.                    12,800            293
   The Mead Corp.                                22,520          1,309
#  Medaphis Corp.                                31,416            351
#  Medar, Inc.                                   36,158            199
#  MedCath Inc.                                  18,300            288
#  Medco Research, Inc.                          24,500            257
#  Medcross, Inc.                                 9,800             47
   Medford Savings Bank                           9,899            255
   Media General, Inc. Class A                   11,400            345
#  Medic Computer Systems, Inc.                  10,700            431
#  Medicis Pharmaceutical Corp.                   7,850            343
#  MedImmune Inc.                                11,500            198
   Meditrust                                     25,983          1,039
#  Medpartners Inc.                              63,548          1,335
#  Medplus, Inc.                                 18,900            112
   Medtronic, Inc.                              104,250          7,089
   Mellon Bank Corp.                             56,753          4,029
#  Men's Wearhouse, Inc.                         13,950            339
   Mentor Corp.                                  16,481            484
#  Mentor Graphics Corp.                         24,000            236
   Mercantile Bancorp, Inc.                      28,703          1,475
   Mercantile Bankshares Corp.                   19,100            609
   Mercantile Stores Co., Inc.                   16,064            793
   Merck & Co., Inc.                            530,817         42,067
   Mercury Finance Co.                           75,977            931
   Mercury General Corp.                         11,800            620
#  Mercury Interactive Corp.                     12,600            164
   Meredith Corp.                                11,650            615
   Meridian Diagnostics, Inc.                    21,029            277
#  Merisel, Inc.                                 34,100             57
#  Meridian Gold Co.                             76,600            316
#  Merix Corp.                                    9,800            153
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                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Merrill Corp.                                 11,900    $       277
   Merrill Lynch & Co., Inc.                     73,798          6,015
   Merry Land & Investment Co.,
     Inc. REIT                                   15,800            340
#  Mesa Air Group Inc.                           46,900            322
   Met-Pro Corp.                                 15,345            205
#  MetaTools, Inc.                               16,000            187
   Methode Electronics, Inc. Class A              6,251            125
#  Metra Biosystems, Inc.                        36,300            177
#  Metrocall, Inc.                               28,700            145
#  Metromail Corp.                               18,800            343
#  Metromedia International
     Group, Inc.                                 26,400            261
#  Metzler Group, Inc.                            3,100             97
#  Fred Meyer, Inc.                              13,200            469
   Michael Foods, Inc.                           23,100            296
#  Micrion Corp.                                 28,000            616
#  Micros Systems, Inc.                           7,200            219
#  Microsoft Corp.                              522,944         43,241
   Mid Am Inc.                                    8,368            144
#  Microchip Technology, Inc.                    14,900            758
#  Microcom Corp.                                18,324            224
#  Micro Warehouse Inc.                          14,800            172
#  Microfield Graphics, Inc.                     13,700             33
#  Micrografx, Inc.                              13,000             71
#  Micron Electronics, Inc.                      40,400            785
   Micron Technology Inc.                        89,527          2,607
#  Microtouch Systems, Inc.                      12,499            298
#  Microwave Power Devices, Inc.                  3,300              9
   Mid-America Realty Investments                22,400            213
   Mid Atlantic Realty Trust                     30,950            348
#  Mid Atlantic Medical
     Services, Inc.                              25,400            340
#  Mid-American Waste
     Systems, Inc.                               60,300             25
   MidAmerican Energy Holdings Co.               43,100            684
   Middlesex Water Co.                            8,600            148
#  Midway Games Inc.                             17,200            348
#  Millenium Chemicals, Inc.                     35,082            623
#  Millenia, Inc.                                 2,675              5
   Herman Miller, Inc.                            9,929            560
   Millipore Corp.                               18,989            786
#  Milwaukee Land Co.                             7,700             48
   Mine Safety Appliances Co.                     3,700            202
   Minerals Technologies, Inc.                    9,700            398
#  MiniMed, Inc.                                 13,700            437
   Minnesota Mining &
     Manufacturing Co.                          182,179         15,098
   Minnesota Power & Light Co.                   13,700            377
#  Mirage Resorts, Inc.                          78,800          1,704
   Mississippi Chemical Corp.                     9,000            216
   Mississippi Chemical Corp. - New               3,941            367
   Mitchell Energy & Development
     Corp. Class A                               22,100            494
   Mitchell Energy & Development
     Corp. Class B                                  500             11
   Mobil Corp.                                  171,454         20,960
#  Mobile Telecommunications
     Technologies Corp.                          20,500            172
#  MobileMedia Corp.                             25,900             12
   Modine Manufacturing Co.                      11,162            294
#  Mohawk Industries, Inc.                       14,900            332
#  Molecular Biosystems, Inc.                    41,000            267
   Molex, Inc.                                   44,096          1,725
#  Molten Metal Technology                        9,500            113
   The Money Store                               25,159            698
   Monsanto Co.                                 255,182          9,920
   Montana Power Co.                             23,400            500
   J.P. Morgan & Co., Inc.                       81,536          7,960
#  Morgan Products Ltd.                          21,900            162
   Morgan Stanley Group, Inc.                    65,949          3,767
   Morrison Fresh Cooking Inc.                    2,718             13
   Morrison Health Care Inc.                     18,425            272
   Morton International, Inc.                    61,008          2,486
#  Mortons Restaurant Group                      22,344            377
   Mosinee Paper Corp.                           11,193            396
#  Mossimo, Inc.                                  6,100             75
   Motorola, Inc.                               258,292         15,853
#  MTL, Inc.                                     16,748            343
   Mueller (Paul) Co.                             3,400            130
#  Mueller Industries Inc.                       10,884            419
#  Multicare Cos., Inc.                          18,700            379
   Murphy Oil Corp.                              19,000          1,057
#  Musicland Stores Corp.                        96,100            144
#  Mycogen Corp.                                 17,700            376
   Myers Industries, Inc.                        10,700            181
   Mylan Laboratories, Inc.                      52,650            882
   NAC Re Corp.                                   9,400            318
   NCH CORP.                                      6,500            392
#  NCI Building Systems, Inc.                     9,800            336
#  NFO Research Inc.                             17,452            393
   NGC Corp.                                     64,000          1,488
   NIPSCO Industries, Inc.                       26,130          1,035
   N L Industries, Inc.                          44,400            483
#  NPC International Class A                     15,100            126
#  NRG Generating U.S. Inc.                       2,838             32
#  NS Group Inc.                                 89,900            405
   NUI Corp.                                      1,300             29
   NYMAGIC, Inc.                                 14,400            259
   Nabisco Holdings Corp. Class A                22,300            867
#  Nabors Industries, Inc.                       37,400            720
   NACCO Industries, Inc. Class A                 8,365            448
   Nalco Chemical Co.                            29,521          1,066
   Nash-Finch Co.                                 8,600            185
#  Nashua Corp.                                  21,114            253
#  National Auto Credit Inc.                     25,432            305
   National Bankcorp of Alaska Inc.               5,800            405
#  National City Bancorporation                   9,307            190
   National City Corp.                           95,886          4,303
   National Community Bancorp                     9,902            376
   National Data Corp.                           11,111            483
#  National Education Corp.                       3,900             59
   National Fuel & Gas Co.                       16,200            668
   National Health Investors REIT                 9,500            360
#  National Medical Financial
     Services Corp.                              23,700            170
   National Presto Industries, Inc.               2,937            110
#  National Processing, Inc.                     21,600            346
#  National Semiconductor Corp.                  59,268          1,445
   National Service Industries, Inc.             20,393            762
#  National Steel Corp. Class B                  31,900            295
   NationsBank Corp.                            127,021         12,416
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
   Nationwide Health Properties, Inc.            18,100    $       439
#  Nautica Enterprises Inc.                      17,149            431
#  Navigators Group, Inc.                         8,900            160
#  Navistar International Corp.                  33,517            306
#  Neiman Marcus Group Inc.                      16,245            414
#  Nellcor Puritan Bennett, Inc.                 25,740            560
   Thomas Nelson, Inc.                           23,150            344
#  Neoprobe Corp.                                15,200            231
#  Neostar Retail Group                          33,300              1
#  Netcom On-Line Communication
     Services, Inc.                              13,500            177
#  Netmanage, Inc.                               42,300            255
#  Netscape Communications Corp.                 19,600          1,115
#  Network Appliance, Inc.                       12,200            621
#  Network General Corp.                         22,012            664
#  Neurogen Corp.                                12,820            244
   Nevada Power Co.                              21,648            444
   New England Electric System                   27,900            973
   New Jersey Resources Corp.                     4,600            135
#  New Mexico & Arizona Land Co.                 19,971            232
   New Plan Realty Trust REIT                    24,750            628
#  New World Communications
     Group, Inc.                                 12,200            307
   New York Bancorp Inc.                         10,290            399
   New York State Electric &
     Gas Corp.                                   30,600            662
   New York Times Co. Class A                    42,117          1,600
   Newell Co.                                    68,808          2,167
#  Newfield Exploration Co.                      15,000            390
   Newhall Land & Farming Co.                    23,100            390
   Newmont Gold Co.                              47,532          2,080
   Newmont Mining Corp.                          43,577          1,950
#  Newport News Shipbuilding Inc.                14,557            218
#  News Communications, Inc.                        500              1
#  Nextel Communications                         98,496          1,287
#  Nexstar Pharmaceuticals Inc.                  18,441            273
#  Niagara Mohawk Power Corp.                    61,802            610
   NICOR, Inc.                                   21,352            763
   Nike, Inc. Class B                           125,032          7,471
#  Nine West Group, Inc.                         15,100            700
   Noble Affiliates, Inc.                        24,564          1,176
#  Noble Drilling Corp.                          51,900          1,032
   NorAm Energy Corp.                            58,648            902
#  Norand Corp.                                   8,800            153
#  Nord Resources Corp.                         116,800            511
   Nordson Corp.                                  7,700            493
   Nordstrom, Inc.                               35,625          1,262
   Norfolk Southern Corp.                        55,019          4,814
   Norrell Corp.                                  9,500            259
#  Norstan, Inc.                                  7,200            127
#  Nortek, Inc.                                  18,200            364
   North American Mortgage Co.                   16,600            328
#  North American Vaccine, Inc.                  22,061            535
   North Carolina Natural Gas Corp.               2,300             66
   North Fork Bancorporation, Inc.               10,086            359
   North Side Savings Bank                        6,446            354
   Northeast Utilities                           54,900            727
   Northern States Power Co.                     29,394          1,348
   Northern Trust Corp.                          48,000          1,743
   Northrop Grumman Corp.                        24,671          2,042
#  Northstar Health Services, Inc.               21,850             27
#  Northwest Airlines Corp. Class A              42,500          1,663
   Northwest Natural Gas Co.                      4,200            101
   Northwest Savings Bank                        20,000            271
   Norwest Corp.                                160,708          6,991
#  Nova Corp. (Georgia)                          11,900            263
#  Nu Horizons Electronics Corp.                 24,400            197
#  NovaCare, Inc.                                30,488            335
#  Nu-Kote Holding, Inc. Class A                 23,300            239
#  Novavax, Inc.                                 25,590             88
#  Novell, Inc.                                 154,332          1,461
#  Novellus Systems, Inc.                         7,100            385
#  Noxso Corp.                                   36,200             84
   Nucor Corp.                                   37,481          1,912
#  Nuevo Energy Co.                               8,400            437
   Numerex Corp.                                 16,000             61
   NYNEX Corp.                                  190,929          9,188
   OEA, Inc.                                      8,900            407
#  OHM Corp.                                     16,800            143
#  OIS Optical Imaging Systems, Inc.              8,800             14
#  Oak Technology, Inc.                          42,800            484
#  Oakley, Inc.                                  30,500            332
   Oakwood Homes Corp.                           19,400            444
#  Object Design, Inc.                           18,400            213
#  Objective Systems
     Integrators, Inc.                           17,900            424
   Occidental Petroleum Corp.                   140,136          3,276
#  OccuSystems, Inc.                              2,000             54
#  Oceaneering International, Inc.               24,890            395
#  Octel Communications Corp.                    21,900            381
#  Ocwen Financial Corp.                          3,000             80
#  Office Depot, Inc.                            67,925          1,206
#  Officemax Inc.                                52,850            562
   Ogden Corp.                                   21,445            402
   Ohio Casualty Corp.                           14,044            502
   Ohio Edison Co.                               66,295          1,508
   Oil-Dri Corp. of America                      18,275            274
   Oklahoma Gas & Electric Co.                   17,300            722
#  Old Dominion Freight Line, Inc.               24,315            255
   Old Kent Financial Corp.                      20,269            967
   Old National Bancorp                           9,737            380
   Old Republic International Corp.              37,500          1,003
   Olin Corp.                                    21,800            820
   Olsten Corp.                                  33,425            506
#  Olympic Financial Ltd.                        28,100            404
   Omnicare, Inc.                                31,900          1,025
   Omnicom Group Inc.                            34,200          1,565
   Omega Healthcare Investors, Inc.              12,500            416
   Omega Financial Corp.                          5,408            193
#  Omnipoint Corp.                               21,500            413
#  On Assignment, Inc.                            7,000            204
#  Oncor Inc.                                    48,031            189
   One Valley Bancorp of West
     Virginia Inc.                                7,500            281
#  Oneita Industries                             39,530             69
   ONEOK, Inc.                                   15,506            465
#  Ontrak Systems, Inc.                          11,300            167
#  Optical Cable Corp.                           16,600            181
   Optical Coating Laboratory, Inc.              15,081            161
#  Oracle Corp.                                 285,950         11,921
   Orange-Co, Inc.                                3,000             23
#  Oravax, Inc.                                  26,900            148
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                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Orbital Sciences Corp.                        16,500    $       283
#  Oregon Metallurgical Corp.                    10,725            345
#  Organogenesis, Inc.                           16,200            375
   Oregon Steel Mills, Inc.                      22,100            370
   Orion Capital Corp.                            5,900            361
#  OrNda Healthcorp                              24,951            730
#  Ortel Corp.                                   14,900            354
#  Orthodontic Centers of
     America, Inc.                               23,600            372
#  Oryx Energy Co.                               45,829          1,134
   Otter Tail Power Co.                           5,502            178
#  Outback Steakhouse                            20,500            546
   Outboard Marine Corp.                         17,552            290
#  Outdoor Systems, Inc.                         16,200            460
   Overseas Shipholding Group Inc.               23,000            391
   Owens & Minor, Inc. Holding Co.               25,750            264
   Owens Corning                                 22,081            941
#  Owens-Illinois, Inc.                          51,028          1,161
#  Oxford Health Plan                            33,200          1,944
   Oxford Industries, Inc.                       15,900            382
#  Oxigene, Inc.                                  9,739            226
   PCA International, Inc.                       13,095            208
#  PDT, Inc.                                     11,000            314
   PECO Energy Corp.                             95,574          2,413
   PHH Corp.                                     14,800            636
#  PHP Healthcare Corp.                           9,400            241
#  PICO Holdings Inc.                            52,103            208
   The PMI Group Inc.                            15,100            836
#  PMT Services Inc                              12,335            215
   PNC Bank Corp.                               146,390          5,508
   PP&L Resources Inc.                           69,449          1,597
   PPG Industries, Inc.                          80,994          4,546
#  PRI Automation, Inc.                           3,500            158
   PXRE Corp.                                     8,989            223
   Paccar, Inc.                                  17,056          1,160
   Pacific Enterprises                           36,257          1,101
   Pacific Gas & Electric Co.                   178,862          3,756
   Pacific Telesis Group                        184,489          6,780
#  Pacificare Health Systems Inc.
     Class A                                      4,600            377
#  Pacificare Health Systems Inc.
     Class B                                     11,200            953
   PacifiCorp                                   126,223          2,588
#  Paging Network, Inc.                          44,900            688
   PaineWebber Group, Inc.                       40,000          1,125
#  Pairgain Technologies, Inc.                   27,500            837
   Pall Corp.                                    49,658          1,266
   PanEnergy Corp.                               65,372          2,942
#  PanAmSat Corp.                                14,500            408
#  Papa John's International, Inc.               12,900            438
#  Paradigm Technology, Inc.                     18,800             48
#  Parametric Technology Corp.                   55,500          2,855
#  Parcplace-Digitalk Inc.                       22,600             54
   Park National Corp.                              200             11
#  Park-Ohio Industries, Inc.                    12,200            159
   Parker & Parsley Petroleum Co.                15,300            562
   Parker Hannifin Corp.                         32,312          1,252
#  ParkerVision, Inc.                             3,700             49
   Parkway Properties Inc.                        3,550             92
#  Pathogenesis Corp.                             9,100            196
   Patriot American Hospitality,
     Inc. REIT                                    9,200            397
   Paul Revere Corp.                             19,300            719
   Paychex, Inc.                                 31,362          1,613
#  Payless ShoeSource, Inc.                      17,244            647
#  PEC Israel Economic Corp.                      3,200             54
#  Pediatrix Medical Group, Inc.                  1,700             63
#  Pegasystems Inc.                              11,600            349
#  The Penn Traffic Co.                          35,400            128
   Penn Virginia Corp.                            6,700            317
   Penncorp Financial Group Inc.                 11,700            421
   J.C. Penney Co., Inc.                         97,678          4,762
   Pennsylvania Enterprises Inc.                  8,117            356
   Pentair, Inc.                                 16,100            519
   Penwest Ltd.                                  13,691            243
   Pennzoil Co.                                  19,914          1,125
   Peoples Bank of Bridgeport                    17,200            493
   Peoples Energy Corp.                          14,913            505
   Peoples First                                  4,700            118
   Peoples Heritage Financial
     Group Inc.                                  19,141            534
#  Peoplesoft Inc.                               46,800          2,243
   Pep Boys (Manny, Moe & Jack)                  27,273            839
   PepsiCo, Inc.                                680,972         19,918
#  Perclose, Inc.                                 7,400            148
#  Performance Food Group Co.                     9,450            145
   Perkin-Elmer Corp.                            19,101          1,125
#  Perrigo Co.                                   33,500            302
#  Perseptive Biosystems                          9,500             65
#  Personnel Group of America, Inc.              18,402            444
#  Pete's Brewing Co.                             9,400             73
#  Petro Union, Inc.                             35,900              8
#  Petrocorp, Inc.                               38,778            366
   Petroleum Heat & Power Co.                    20,800            130
   Petrolite Corp.                                6,500            306
#  PETsMART, Inc.                                46,152          1,010
   Pfizer, Inc.                                 280,099         23,213
#  Pharmaceutical Markets                        26,700            274
#  Pharmaceutical Product
     Development, Inc.                           12,770            321
#  Pharmacopeia, Inc.                             9,700            187
   Phelps Dodge Corp.                            28,653          1,934
#  Philadelphia Consolidated
     Holding Corp.                               11,300            258
   Philip Morris Cos., Inc.                     356,471         40,148
   Phillips Petroleum Co.                       114,803          5,080
   Phillips-Van Heusen Corp.                     15,800            227
#  Phoenix Network, Inc.                         11,200             38
#  Photronics Labs Inc.                          10,402            285
#  Phycor, Inc.                                  23,300            658
#  Physician Reliance Network, Inc.              18,600            143
#  Physician Sales & Service, Inc.               15,100            221
#  Physician Corp. of America                    20,500            208
#  Physio-Control International Corp.            14,700            327
#  PictureTel Corp.                              14,600            378
   Piedmont Natural Gas, Inc.                    12,500            292
   Pier 1 Imports Inc.                           18,800            331
   Pinnacle Bancorp Group Inc.                    3,100             90
#  Pinnacle Micro Inc.                           22,600             68
   Pinnacle West Capital Corp.                   37,700          1,197
   Pioneer Financial                             15,200            380
   Pioneer Group Inc.                            12,200            287
   Pioneer Hi Bred International                 36,124          2,529
   Pioneer Standard Electronics Inc.             22,200            287





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
   Piper Jaffray Cos., Inc.                      23,100    $       361
   Pitney Bowes, Inc.                            65,185          3,553
   Pitt Des Moines, Inc.                          2,600            108
#  Pittencrieff Communication, Inc.              74,869            274
   Pittsburgh & West Virginia
     Railroad                                     3,000             21
   Pittston Brink's Group                        18,100            489
   Pittston Burlington Group                     20,050            401
   Pittway Corp. Class A                          9,034            483
#  Pixar, Inc.                                   19,600            256
#  Plains Resources                              27,883            436
#  Planet Hollywood International,
     Inc. Class A                                41,500            820
#  Plantronics, Inc.                             10,400            468
#  Platinum Software Co.                         27,900            333
#  Platinum Technology, Inc.                     17,600            239
#  Playboy Enterprises Inc. Class B              22,200            216
   Plenum Publishing Corp.                        6,300            224
   Ply-Gem Industries, Inc.                      22,200            275
   Poe & Brown, Inc.                              3,900            105
   Pogo Producing Co.                            15,400            728
   Polaris Industries, Inc.                      11,000            261
   Polaroid Corp.                                19,358            842
#  Policy Management
     Systems Corp.                               10,670            492
   Portland General Electric Co.                 22,000            924
   Post Properties, Inc. REIT                     9,400            378
   Potlatch Corp.                                12,396            533
   Potomac Electric Power Co.                    50,600          1,303
#  Power Control Technologies                    29,279            220
   Pratt Hotel Corp.                              7,083             12
   Praxair, Inc.                                 67,633          3,120
   Precision Castparts Corp.                     10,250            509
#  Precision Response Corp.                       3,000            106
   Premark International, Inc.                   26,667            593
   Premier Farnell PLC ADR                        9,318            235
   Premier Farnell PLC Cvt. Pfd. ADR              7,507            215
#  Premisys Communications, Inc.                 10,800            365
#  Presstek, Inc.                                 6,700            477
#  Price/Costco Inc.                             85,761          2,160
   T. Rowe Price                                 25,100          1,092
   Price REIT, Inc.                               9,700            373
#  Pride Petroleum Services                      14,900            345
#  Primadonna Resorts, Inc.                      19,462            333
#  Primedex Health Systems Inc.                  43,000             16
#  Prime Service, Inc.                           11,100            305
#  Prime Energy Corp.                             3,000             14
#  Primark Corp.                                  9,369            232
   Prime Bancorp Inc.                            10,930            221
#  Prime Hospitality Corp.                       15,400            248
   Procter & Gamble Co.                         298,354         32,073
#  Proffitt's, Inc.                              10,200            374
#  Progress Software Corp.                       15,400            306
   Progressive Corp. of Ohio                     30,900          2,082
#  Project Software &
     Development, Inc.                              700             29
#  Promus Hotel Corp.                            22,090            654
   Protective Life Corp.                         13,300            530
#  Proteon Inc.                                  36,100             94
#  Protocol Systems Inc.                         14,100            182
#  Providence Journal Co.                        10,500            322
#  Provident American Corp.                      33,800            477
   Provident Bancorp Inc.                        15,775            532
   Provident Cos., Inc.                          19,700            953
   Providian Corp.                               40,299          2,070
#  Proxim, Inc.                                   4,700            109
#  Proxymed Pharmacy, Inc.                       26,250            182
#  PsiNet, Inc.                                  36,300            399
   Public Service Co. of Colorado                27,900          1,085
   Public Service Co. of New Mexico              18,180            357
   Public Service Co. of North
     Carolina, Inc.                               5,000             91
   Public Service Enterprise
   Group Inc.                                   104,625          2,851
   Public Storage Properties XI
     Class A                                        800             16
   Public Storage, Inc. REIT                     35,800          1,110
   Puerto Rican Cement Co., Inc.                  8,700            272
   Puget Sound Power & Light Co.                 27,285            655
   Pulitzer Publishing Co.                        9,466            439
   Pulte Corp.                                   17,008            523
#  Pure Atria Software Corp.                     17,257            424
#  QLogic Corp.                                  24,327            631
   Quaker Chemical Corp.                          9,500            156
   The Quaker Oats Co.                           58,010          2,212
#  Qualcomm, Inc.                                29,000          1,156
#  Quality Food Centers Inc.                      9,468            322
#  Quality Systems, Inc.                         16,300            117
#  Quantum Corp.                                 24,800            707
   Questar Corp.                                 17,485            643
   Quick & Reilly Group, Inc.                    11,221            335
#  QuickResponse Services, Inc.                   7,200            209
#  Quiksilver, Inc.                               3,200             69
#  Quickturn Design Systems, Inc.                20,400            419
#  Quintel Entertainment, Inc.                   21,300            197
#  Quintiles Transnational Corp.                  9,400            619
#  Quorum Health Group, Inc.                     20,900            619
#  RAC Financial Group, Inc.                     11,600            241
   RFS Hotel Investors, Inc. REIT                 4,000             79
   R.L.I. Corp.                                   7,800            260
   RJR Nabisco Holdings Corp.                   118,019          4,013
   RPM Inc. (Ohio)                               33,850            575
#  Racotek, Inc.                                 21,300             92
#  RailTex, Inc.                                 13,506            336
#  Rainbow Technologies, Inc.                    11,500            216
#  Rainforest Cafe, Inc.                         11,850            279
#  Ralcorp Holdings Inc.                         18,657            394
   Ralston-Ralston Purina Group                  46,335          3,400
#  Ramtron International Corp.                   38,800            235
#  Raster Graphics, Inc.                         16,600            189
#  Rational Software Corp.                       17,100            677
   Raychem Corp.                                 19,365          1,552
   Raymond Corp.                                 12,239            213
   Raymond James Financial, Inc.                 16,850            508
   Rayonier Inc.                                 13,375            513
   Raytheon Co.                                 102,922          4,953
#  Read-Rite Corp.                               19,931            501
   Reader's Digest Assn., Inc.
     Class A                                     45,300          1,823
   Reader's Digest Assn., Inc.
     Class B                                      1,500             54
#  Reading & Bates Corp.                         30,595            811





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Realty Income Corp.                           18,000    $       430
#  Recovery Engineering, Inc.                    20,400            139
#  Reddi Brake Supply Corp.                      28,900              5
#  Redhook Ale Brewery, Inc.                     15,200            148
   Redwood Trust, Inc.                            9,900            365
   Reebok International Ltd.                     24,508          1,029
   Regal-Beloit Corp.                            16,300            320
#  Regal Cinemas, Inc.                           13,900            426
   Regis Corp.                                   34,794            563
#  Regency Health Services, Inc.                 24,400            235
   Regions Financial Corp.                       26,610          1,375
   Reinsurance Group of
     America, Inc.                                7,300            344
   Reliable Life Insurance Co.
     Class A                                      2,500            171
   Reliance Bancorp, Inc.                        14,000            271
   Reliance Group Holdings                       49,386            451
   Reliastar Financial Corp.                     15,549            898
#  Remedy Corp.                                  11,400            610
#  Renaissance Communications                    13,150            470
#  Renal Treatment Centers, Inc.                 10,400            265
#  Republic Industries, Inc.                    105,958          3,305
   Republic New York Corp.                       24,031          1,962
#  Research Medical, Inc.                        13,190            303
#  Resound Corp.                                 28,800            203
#  Retirement Care Associates, Inc.              12,200            101
#  Retix                                         31,809            213
#  Revco Drug Stores, Inc.                       29,100          1,077
#  Revlon, Inc.                                   8,500            254
#  Rexall Sundown, Inc.                          14,303            389
#  Rexel Inc.                                    15,800            251
   Reynolds & Reynolds Class A                   34,600            900
   Reynolds Metals Co.                           27,274          1,538
#  Rhodes Inc.                                   31,600            245
   Rhone-Poulenc Rorer, Inc.                     59,452          4,645
   Richfood Holdings, Inc.                       20,150            489
   Riggs National Corp.                          27,800            481
#  Right Management Consultants                   9,500            217
#  Rightchoice Managed Care, Inc.                14,800            157
#  Rio Hotel and Casino, Inc.                    16,100            235
   Rite Aid Corp.                                52,323          2,080
   Roadway Express Inc.                           7,358            142
#  Robert Half International, Inc.               28,400            976
   Rochester Gas and Electric Corp.              15,752            301
#  Rochester Medical Corp.                       12,550            236
   Rockwell International Corp.                  93,867          5,714
#  Rocky Mountain Chocolate
     Factory, Inc.                               15,400             93
#  Rogers Corp.                                  10,500            285
   Rohm & Haas Co.                               28,458          2,323
#  Rohr, Inc.                                    16,500            373
#  Rollins Environmental
     Services, Inc.                             102,674            180
   Rollins, Inc.                                 13,550            271
   Rollins Truck Leasing                         14,600            184
   Roosevelt Financial Group                     19,334            404
   Roper Industries Inc.                          1,364             53
   Ross Stores, Inc.                             10,806            539
#  Ross Technology, Inc.                         13,400             44
   Rouge Steel Co. Class A                       11,500            243
   Rouse Co.                                     24,500            778
#  Rowan Cos., Inc.                              37,072            839
#  Royal Appliance
     Manufacturing Co.                           71,186            489
   Royal Caribbean Cruises, Ltd.                 26,400            617
#  Royal Grip, Inc.                              11,600             33
   Rubbermaid, Inc.                              64,467          1,467
   Ruby Tuesday, Inc.                            14,237            263
   Ruddick Corp.                                 28,700            402
   Russell Corp.                                 16,550            492
#  Rutherford-Moran Oil Corp.                     4,800            133
#  Ryan's Family Steak Houses, Inc.              43,315            299
   Ryder System, Inc.                            34,866            981
#  S&K Famous Brands Inc.                         6,200             59
   SBC Communications Inc.                      263,386         13,630
#  SCI Systems, Inc.                             12,658            566
#  SDL, Inc.                                     14,950            389
   SEI Corp.                                     17,900            395
   SJW Corp.                                      5,800            272
#  SLM International, Inc.                       11,300              1
#  SMC Corp.                                     21,200            163
#  SPS Technologies, Inc.                         5,876            378
#  SPS Transaction Services                      23,200            354
   SPX Corp.                                     12,200            473
#  SQA, Inc.                                     11,200            375
#  S3, Inc.                                      20,500            334
   SAFECO Corp.                                  55,135          2,174
#  Safeguard Health Enterprises, Inc.            11,135            196
#  Safeguard Scientifics, Inc.                   12,594            400
#  Safeskin Corp.                                10,700            524
   Safety-Kleen Corp.                            25,209            413
#  Safeway, Inc.                                 94,079          4,022
   St. Francis Capital Corp.                     11,200            294
   St. Joe Corp.                                 13,100            852
   St. John Knits, Inc.                           7,100            309
#  St. Jude Medical, Inc.                        35,359          1,507
   St. Mary Land & Exploration Co.               18,728            468
   St. Paul Bancorp, Inc.                        14,797            434
   St. Paul Cos., Inc.                           36,682          2,150
#  Saks Holdings, Inc.                           30,600            826
   Salomon, Inc.                                 45,020          2,122
#  Sanchez Computer
     Associates Inc.                              1,260             10
#  SanDisk Corp.                                 25,900            248
#  Sanmina Corp.                                  7,400            418
   Santa Anita Realty Enterprises                19,600            515
#  Santa Fe Energy Resources, Inc.               39,262            545
   Santa Fe Pacific Gold Corp.                   56,138            863
   Santa Monica Bank                             19,400            330
   Sara Lee Corp.                               210,897          7,856
#  Satcon Technology Corp.                       26,893            171
   Savannah Foods & Industries, Inc.             25,500            344
   Sbarro, Inc.                                   3,909            100
   SCANA Corp.                                   45,100          1,206
#  Henry Schein, Inc.                             9,500            326
#  R. P. Scherer Corp.                           10,174            511
   Schering-Plough Corp.                        161,281         10,443
   Schlumberger Ltd.                            106,754         10,662
   Schnitzer Steel Industries, Inc.
     Class A                                      4,400            112
#  Scholastic Corp.                               6,900            461
#  Schuler Homes Inc.                            23,800            147
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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
   Schuller Corp.                                69,000    $       733
   A. Schulman Inc.                              14,493            357
   Charles Schwab Corp.                          76,136          2,436
   Schweitzer-Mauduit
     International, Inc.                         13,037            412
#  Sciclone Pharmaceuticals                       5,900             48
   Scientific-Atlanta, Inc.                      33,192            498
#  Scientific Games Holdings Corp.               10,500            281
#  Scios, Inc.                                   43,300            267
#  Scopus Technology, Inc.                       13,400            622
#  Scotts Co.                                    16,700            332
   E.W. Scripps Co.                              34,576          1,210
   Seacoast Banking Corp. of
     Florida Class A                              9,400            245
#  Seagate Technology                            95,702          3,780
#  Seacor Holdings, Inc.                          5,700            358
#  Seagull Energy Corp.                          27,752            611
#  Sealed Air Corp.                              18,300            762
   Sealright Co.                                 16,200            173
#  Search Capital Group, Inc.                     4,825             25
   Sears, Roebuck & Co.                         170,487          7,864
#  Seattle FilmWorks, Inc.                        7,900            159
#  Secure Computing Corp.                        19,700            175
   Security Capital Corp.                         7,100            522
   Security Capital Atlantic Inc.                16,000            392
   Security Capital Industrial
     Trust REIT                                  35,283            754
   Security Capital Pacific Inc. REIT            30,969            708
   Security Connecticut Corp.                     2,200             77
#  Security Dynamics
     Technologies, Inc.                          14,600            459
#  Security First Network Bank                   18,664            198
   Sensormatic Electronics Corp.                 31,738            532
#  Sepracor Inc.                                  7,700            127
#  Sequa Corp. Class A                           12,344            485
#  Sequana Therapeutics, Inc.                    13,400            219
#  Sequent Computer Systems, Inc.                28,100            497
#  Sequus Pharmaceuticals, Inc.                  27,800            443
   Service Corp. International                  102,456          2,869
#  Service Merchandise Co., Inc.                 10,550             45
   Shared Medical Systems Corp.                  10,363            510
   Shaw Industries, Inc.                         58,200            684
   Sherwin-Williams Co.                          37,580          2,104
#  Shiva Corp.                                   12,300            427
#  Shoe Carnival, Inc.                           34,200            184
   Shopko Stores, Inc.                           23,445            352
#  Shoney's Inc.                                 48,906            342
#  Shorewood Packaging                            4,700             93
#  Show Biz Pizza Time, Inc.                     16,300            301
   Showboat, Inc.                                 3,784             65
#  Shuffle Master, Inc.                          25,217            227
#  Siebel Systems, Inc.                          14,700            401
   Sierra Pacific Resources                      13,400            385
#  Sierra Semiconductor                          25,746            385
   Sigma Aldrich Corp.                           21,877          1,366
#  Signal Technology Corp.                       41,653            318
   Signet Banking Corp.                          25,508            784
   SIG Corp.                                      8,400            291
#  Silicon Gaming, Inc.                           8,600            138
#  Silicon Graphics, Inc.                        74,238          1,893
#  Silicon Valley Bancshares                      4,800            155
#  Silicon Valley Research, Inc.                 12,100             25
   Simmons First National                        13,050            346
   Simon DeBartolo Group Inc.                    41,172          1,276
#  Sirco International Corp.                     46,300            220
#  Sitel Corp.                                   22,700            322
   Sirrom Capital Corp.                          13,200            479
   Sizzlers Property Investors, Inc.             24,300            234
#  Sizzler International                         82,325            237
   A.O. Smith Corp.                              16,400            490
#  Smith Technology Corp.                         3,600              2
#  Smith International, Inc.                     17,100            767
#  Smithfield Foods, Inc.                        10,800            409
   Smiths Food & Drug Centers, Inc.
     Class B                                     12,870            399
   J.M. Smucker Co. Class A                      12,800            226
   J.M. Smucker Co. Class B                       2,500             40
#  Snyder Communications, Inc.                    5,200            140
   Snap-On Inc.                                  26,518            945
#  Software Spectrum, Inc.                       16,100            469
#  Sofamor Danek Group Inc.                       9,600            293
#  Softdesk, Inc.                                 3,100             47
#  Sola International, Inc.                      10,200            388
#  Solectron Corp.                               22,500          1,201
#  Solv-Ex Corp.                                 25,766            364
   Sonat, Inc.                                   36,860          1,898
#  Sonic Corp.                                   13,050            330
   Sonoco Products                               38,460            995
   Sotheby's Holdings Class A                    23,800            443
   Southdown, Inc.                               14,900            464
   Southern California Water Co.                 11,700            254
   Southern Co.                                 290,823          6,580
   Southern National Corp.                       46,650          1,691
   Southern New England
     Telecommunications Corp.                    28,200          1,096
#  Southern Union Co.                            14,419            317
#  Southland Corp.                              179,200            532
   SouthTrust Corp.                              40,989          1,429
   Southwest Airlines Co.                        62,723          1,388
   Southwest Bancshares, Inc.                    15,474            282
#  Southwest Banks, Inc.                          1,800             34
   Southwest Gas Corp.                           21,900            422
   Southwestern Energy Co.                       21,700            328
   Southwestern Public Service Co.               17,100            605
   Sovereign Bancorp, Inc.                       18,200            238
   Sovran Self Storage, Inc.                     11,300            353
#  Spacelabs Medical                             10,939            228
#  Spacetec IMC Corp.                            17,900             93
#  Spaghetti Warehouse, Inc.                      4,400             23
   Spartan Motors, Inc.                          16,900            112
#  Specialty Chemical
     Resources, Inc.                             29,400             44
#  Spectran Corp.                                11,000            241
#  Spectranetics Corp.                           26,400            109
#  Spectrum Holobyte                             41,600            315
#  Speedfam International, Inc.                  12,200            349
#  Speedway Motorsports, Inc.                    17,700            372
#  Spelling Entertainment                        50,100            369
#  Spiegel, Inc. Class A                         47,100            333
   Spieker Properties, Inc. REIT                 15,000            540
#  Sports & Recreation                           30,650            238
#  The Sports Authority, Inc.                    13,200            287
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Springs Industries Inc. Class A                8,665    $       373
   Sprint Corp.                                 187,546          7,478
#  Spyglass, Inc.                                14,500            180
#  Stac, Inc.                                    35,830            233
#  Standard Commercial
     Tobacco Co.                                 12,139            246
   Standard Federal Bank                         13,100            745
   Standard Financial, Inc.                      17,300            342
#  Standard Microsystem                          17,300            162
   Standard Motor Products, Inc.                 16,400            228
   Standard Products Co.                         15,200            388
   The Standard Register Co.                     12,313            400
   Stanhome, Inc.                                13,100            347
   The Stanley Works                             38,862          1,049
#  Staples, Inc.                                 69,777          1,260
   Star Banc Corp.                               12,496          1,148
#  Starbucks Corp.                               33,900            970
   L. S. Starrett Co. Class A                    10,800            306
#  Starter Corp.                                 43,600            251
#  Starsight Telecast, Inc.                      21,800            206
   State Auto Financial Corp.                    13,350            245
   Starwood Lodging Trust REIT                   10,700            590
   State Street Boston Corp.                     34,892          2,251
#  Station Casinos, Inc.                          4,000             41
#  Stein Mart, Inc.                              17,950            359
   Stepan Co.                                     2,600             53
   Stephan Co.                                   17,650            227
#  Steris Corp.                                  15,349            669
#  Sterling Commerce, Inc.                       33,085          1,166
#  Sterling Software, Inc.                       15,500            490
   Stewart & Stevenson
     Services, Inc.                              14,518            423
   Stewart Enterprises, Inc. Class A             15,300            520
   Stone Container Corp.                         42,413            631
#  Stone Energy Corp.                            13,800            412
   Storage USA, Inc. REIT                         9,300            350
   Storage Trust Realty REIT                     13,900            375
#  Storage Technology Corp.                      25,855          1,231
#  Strategic Distribution, Inc.                  48,378            387
#  Stratosphere Corp.                            75,400             66
#  Strattec Strategy Corp.                       18,605            344
#  Stratus Computer, Inc.                        15,700            428
#  StreamLogic Corp.                             34,100             24
   Stride Rite Corp.                             41,726            417
#  Structural Dynamics
     Research Corp.                              16,200            321
   Stryker Corp.                                 42,300          1,266
   Student Loan Marketing Assn.                  25,197          2,346
   Student Loan Corp.                             6,400            238
#  Studio Plus Hotels, Inc.                      12,450            198
#  Styles on Video, Inc.                         12,300              1
#  Submicron Systems Corp.                       48,900            206
   Sullivan Dental Products, Inc.                18,600            241
   Sumitomo Bank of California                   12,400            319
   Summit Bancorp                                40,547          1,774
#  Summit Care Corp.                              7,800            125
#  Summit Technology, Inc.                       44,800            249
#  Sun Coast Industries, Inc.                     6,300             17
   Sun Communities, Inc. REIT                    12,600            435
   Sun Co., Inc.                                 31,714            773
#  Sun Microsystems, Inc.                       160,904          4,133
#  Sunbelt Nursery Group, Inc.                    3,500              5
   SunAmerica Inc.                               51,000          2,263
#  Sun Healthcare Group, Inc.                    30,700            414
   Sunbeam Corp.                                 35,300            909
   Sundstrand Corp.                              25,800          1,097
#  SunGard Data Systems, Inc.                    18,000            718
#  Sunglass Hut International, Inc.              21,326            156
#  Sunrise Medical, Inc.                         19,000            302
   SunTrust Banks, Inc.                          97,239          4,789
#  SuperGen, Inc.                                21,000            255
   Superior Industries
     International, Inc.                         11,550            267
   Superior Surgical
     Manufacturing Co., Inc.                      5,600             76
   SuperValu Inc.                                28,549            810
#  Supreme International Corp.                   12,800            189
   Susquehanna Bancshares, Inc.                  11,200            387
#  Swift Energy Co.                              12,800            382
#  Swift Transportation Co., Inc.                 7,700            180
#  Swing-n-Slide Corp.                           25,397             83
#  Sybase, Inc.                                  33,020            551
#  Sybron International Corp.                    20,496            676
#  Sykes Enterprises, Inc.                        7,500            277
#  Sylvan Learning Systems, Inc.                  9,900            280
#  Symantec Corp.                                23,088            336
#  Symbol Technologies, Inc.                     11,200            496
#  Symmetricom Inc.                              18,200            364
#  Syms Corp.                                    20,200            172
#  Synagro Technologies Inc.                      8,046             20
   Synalloy Corp.                                 6,200            100
#  Syncor International Corp.                    15,200            206
#  Synopsys, Inc.                                17,400            800
#  Synetic, Inc.                                  3,800            184
   Synovus Financial Corp.                       49,950          1,605
   Sysco Corp.                                   78,954          2,576
#  System Software Associates, Inc.              12,200            129
#  Systemix, Inc.                                14,990            227
#  TBC Corp.                                     28,650            218
   TCA Cable Television, Inc.                    15,800            473
   TCF Financial Corp.                           14,900            648
#  TCI Satellite Entertainment, Inc.
     Class A                                     27,197            270
#  TCI Satellite Entertainment, Inc.
     Class B                                        420              5
#  TCSI Corp.                                    15,421             97
   TECO Energy, Inc.                             50,100          1,209
   TIG Holdings, Inc.                            24,500            830
   TJX Cos., Inc.                                31,584          1,496
   TNP Enterprises, Inc.                          4,300            118
#  T.P.I. Enterprises, Inc.                      31,100              3
#  TRO Learning, Inc.                            16,500            182
   TRW, Inc.                                     55,406          2,743
#  TST Impreso, Inc.                             32,800            279
   Talbots Inc.                                  13,500            386
   Tambrands, Inc.                               15,823            647
#  Tandem Computers, Inc.                        49,730            684
   Tandy Corp.                                   25,498          1,122
   Tanger Factory Outlet Centers, Inc.           12,411            337
#  Target Therapeutics, Inc.                     12,956            543
   Taubman Co. REIT                              35,600            458
#  Team Rental Group, Inc.                       16,700            271





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
#  Tech Data Corp.                               18,522    $       507
   Tech/Ops Sevcon, Inc.                          5,000             64
#  Tech-Sym Corp.                                10,002            298
#  Techne                                           600             15
#  Technical Chemicals and
     Products, Inc.                               5,500             49
#  Technology Solutions Co.                      13,078            539
#  Tecnol Medical Products Inc.                   5,000             75
   Tecumseh Products Co. Class A                  9,400            539
#  Telco Systems, Inc.                            5,100             98
#  Tejas Gas Corp.                                8,870            422
   Tektronix, Inc.                               14,120            724
#  Tel-Save Holdings, Inc.                       12,650            366
#  Tele-Communications
     International, Inc. Series A                46,000            618
#  Tele-Communications, Inc.
     Class A                                    281,170          3,673
#  Tele-Communications, Inc.
     Class B                                      4,200             57
   Teleflex Inc.                                  7,563            394
   Telephone & Data Systems, Inc.                25,800            935
#  Tellabs, Inc.                                 77,888          2,935
   Telxon Corp.                                   7,900             98
#  Telular Corp.                                 46,600            253
   Temple-Inland Inc.                            23,726          1,284
#  Teletech Holdings Inc.                        24,300            623
#  Tencor Instruments                            21,100            558
#  Tenet Healthcare Corp.                        92,872          2,032
   Tenneco, Inc.                                 73,235          3,305
#  Teradyne, Inc.                                36,129            881
   Terra Industries, Inc.                        34,750            513
   Texaco Inc.                                  114,836         11,268
   Texas Industries, Inc.                         5,900            299
   Texas Instruments, Inc.                       82,151          5,237
   Texas Regional Bancshares, Inc.                8,900            305
   Texas Utilities Co.                           96,810          3,945
   Textron, Inc.                                 35,006          3,299
#  Theragenics Corp.                             41,442            932
#  Thermo Electron Corp.                         61,662          2,544
#  Thermo Instrument Systems, Inc.               41,518          1,375
#  Thermo Cardiosystems Inc.                     15,750            473
#  Thermo Ecotek Corp.                           16,950            258
#  Thermo Fibertek, Inc.                         45,825            427
   Thermo Remediation, Inc.                      16,400            144
#  Thermo TerraTech, Inc.                           600              6
#  Thermo VolTek                                 27,450            271
#  ThermoLase Corp.                              18,200            287
#  ThermoTrex Corp.                               7,700            211
#  Thermedics, Inc.                              15,950            289
   Thiokol Corp.                                  7,800            349
   Thomas & Betts Corp.                          17,327            769
#  Thompson PBE, Inc.                            18,900            116
   Thor Industries, Inc.                         12,300            310
   Thornburg Mortgage Asset Corp.                21,700            464
#  3 Com Corp.                                   73,793          5,410
#  360 Communications Co.                        53,949          1,247
   Tidewater, Inc.                               26,300          1,190
   Tiffany & Co.                                 14,868            544
   Timberline Software Corp.                     50,032            441
   Time Warner, Inc.                            245,653          9,212
   Times Mirror Co. Class A                      45,216          2,250
   Times Mirror Co.                              20,009          1,033
   The Timken Co.                                13,545            621
   Titan Wheel International, Inc.               16,450            210
#  Titanium Metals Corp.                         13,100            429
   Toastmaster, Inc.                             10,300             39
#  Today's Man Inc.                              38,300             61
#  Todd Shipyards Corp.                          48,747            317
#  Todhunter International, Inc.                 19,300            164
#  Toll Brothers, Inc.                           24,300            474
   Tootsie Roll Industries, Inc.                  9,247            366
#  The Topps Co., Inc.                           39,197            159
   Torch Energy Royalty Trust                    22,100            237
   Torchmark Corp.                               30,698          1,550
   The Toro Co.                                  10,800            394
   Tosco Corp.                                   18,886          1,494
   Total Petroleum
     (North America) Ltd.                        36,000            373
#  Total Renal Care Holdings, Inc.               11,100            402
#  Total-Tel USA
     Communications, Inc.                         2,640             48
   Total System Services, Inc.                   55,424          1,489
   Town & Country Trust REIT                     22,400            328
#  Toy Biz                                        7,800            152
#  Toys R Us, Inc.                              117,962          3,539
#  Tractor Supply Co.                             2,200             45
#  Trak Auto Corp.                               17,500            255
#  Trans World Airlines                          32,997            225
#  Transaction Systems
     Architects, Inc.                             9,500            313
   Transamerica Corp.                            28,707          2,268
   Transatlantic Holdings                         9,800            789
#  Transitional Hospital Corp.                   41,010            395
   Transocean Offshore Inc.                      22,200          1,390
   TransPro Inc.                                 25,725            235
#  TransTexas Gas Corp.                          32,700            466
#  Transworld Home
     Healthcare, Inc.                            32,226            350
   Travelers/Aetna Property
     Casualty Corp. Class A                      30,400          1,075
   Travelers Group Inc.                         275,912         12,519
   Tredegar Industries Inc.                       6,600            265
#  Tremont Corp.                                  8,046            291
   Trenwick Group Inc.                            5,600            260
#  Triangle Pacific Corp.                         3,100             74
#  Triad Guaranty, Inc.                          10,350            290
#  Triarc Cos., Inc. Class A                      5,700             65
   Tribune Co.                                   26,497          2,090
   Trimas Corp.                                  15,700            375
#  Trimble Navigation Ltd.                       16,100            186
   Trinity Industries, Inc.                      18,250            684
   Trinova Corp.                                 11,833            430
#  Triquint Semiconductor, Inc.                   2,700             71
   Triton Energy Ltd. Class A                    10,300            499
   True North Communications                      5,000            109
#  Trump Hotels & Casino
     Resorts, Inc.                                9,400            113
   The Trust Co. of New Jersey                   19,500            274
   Trustco Bank                                  17,520            373
   Trustmark Corp.                               15,700            406
#  Tucson Electric Power Co.                     24,780            412
#  Tuesday Morning, Inc.                         15,498            331





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
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Tupperware Corp.                              27,182    $     1,458
   20th Century Industries of CA                 22,300            376
   Tyco International Ltd.                       66,068          3,493
#  Tyco Toys, Inc.                               47,300            556
#  Tyler Corp.                                  108,700            204
   Tyson Foods, Inc.                             63,346          2,170
#  UAL Corp.                                     25,180          1,574
#  UCAR International, Inc.                      20,200            760
   UGI Corp. Holding Co.                         14,200            318
#  UICI                                          19,000            614
   UMB Financial Corp.                            8,523            350
   UNR Industries, Inc.                          38,000            226
   UNUM Corp.                                    31,427          2,271
#  URS Corp.                                     24,700            222
   UST Corp.                                     21,000            430
   UST Inc.                                      81,246          2,630
#  USA Waste Service                             55,465          1,768
#  United States Can Co.                         14,909            251
   USF&G Corp.                                   51,283          1,070
#  USG Corp.                                     19,500            661
   USX-Delhi Group                               17,600            279
   USX-Marathon Group                           124,946          2,983
   USX-U.S. Steel Group                          35,987          1,129
#  U.S. Robotics Corp.                           38,581          2,780
#  Ultrafem, Inc.                                15,267            263
   Ultramar Diamond
     Shamrock Corp.                              31,636          1,000
#  Ultratech Stepper, Inc.                       16,100            380
   Unifi, Inc.                                   27,750            891
   Unifirst Corp.                                17,400            370
   Uniforce Services Inc.                         9,200            179
#  Unigene                                       28,300             57
#  Unilab Corp.                                  19,400              8
   Unicom Corp.                                  92,309          2,504
   Union Camp Corp.                              29,829          1,424
   Union Carbide Corp.                           56,346          2,303
   Union Electric Co.                            43,872          1,689
   Union Pacific Corp.                          104,997          6,313
   Union Pacific Resources
     Group, Inc.                                107,658          3,149
   Union Planters Corp.                          26,980          1,052
   Union Texas Petroleum
     Holdings, Inc.                              37,300            834
   UnionBanCal Corp.                             19,700          1,046
#  Uniphase Corp.                                 7,100            374
#  Uniroyal Technology Corp.                      1,000              3
#  Unisys Corp.                                  76,980            520
   United Asset Management Corp.                 26,100            695
   United Carolina Bancshare Corp.               10,700            421
   United Cos. Finance Corp.                     12,117            323
#  United Capital Corp.                          24,900            218
   United Dominion Industries Ltd.               19,900            468
   United Dominion Realty Trust REIT             24,300            377
   United Healthcare Corp.                       79,446          3,575
   United Illuminating Co.                       10,100            317
#  United International Holdings,
     Inc. Class A                                 2,000             24
#  United Meridian Corp.                         14,600            755
   United Mobile Homes, Inc.                     19,100            217
   United National Bancorp                        4,982            182
#  United Payors & United
     Providers, Inc.                              5,000             68
   U.S. Bancorp                                  67,519          3,034
#  U.S. Bioscience                               24,487            309
#  U.S. Energy Corp.                             13,160            131
#  U.S. Filter Corp.                             22,484            714
#  USAir Group, Inc.                             27,463            642
#  U.S. Long Distance Corp.                      15,564            126
#  U.S. Home Corp.                               13,200            343
#  U.S. Industries, Inc.                         22,000            756
#  US Office Products Co.                        17,400            590
   U S WEST Communications
     Group                                      205,901          6,640
#  U S WEST Media Group                         269,264          4,981
#  United States Cellular                        36,900          1,028
#  United States Satellite
     Broadcasting Co., Inc. Class A              39,300            388
   United States Surgical Corp.                  26,665          1,050
   United States Trust Corp.                      7,551            595
   United Technologies Corp.                    106,418          7,023
   United Television, Inc.                        5,500            481
#  United Waste Systems, Inc.                    15,800            542
   United Wisconsin Services Inc.                12,400            325
   Unitrin Inc.                                  16,100            902
#  Unitrode Corp.                                13,411            394
   Universal Corp.                               15,000            482
#  Universal Electronics, Inc.                   18,400            103
   Universal Foods Corp.                         11,013            388
#  Universal Health Services
     Class B                                     14,600            418
   Unocal Corp.                                 107,217          4,356
#  Uranium Resources, Inc.                       13,132            102
   Urban Shopping Centers,
     Inc. REIT                                   14,800            429
#  UROHEALTH Systems, Inc.
     Class A                                     16,271            126
#  Urocor, Inc.                                  12,300            118
   US Bancorp, Inc.                               6,200            261
#  USDATA Corp., Inc.                            21,803            128
   USLIFE Corp.                                  14,816            493
   Utilicorp United, Inc.                        22,600            610
   VF Corp.                                      27,344          1,846
#  VLSI Technology, Inc.                         20,100            477
#  VWR Scientific Products Corp.                 19,600            338
#  Vaalco Energy, Inc.                           46,500             13
#  Valassis Communication                        19,000            401
   Valhi, Inc.                                   43,600            278
#  Valence Technology                             9,000             39
   Valero Energy Corp.                           18,800            538
   Valley National Bancorp                       14,944            383
#  ValuJet Inc.                                  14,500             92
   Valspar Corp.                                  9,500            538
#  Value City Department Stores, Inc.            32,500            341
#  Value Health, Inc.                            23,372            456
   Value Line, Inc.                               5,900            268
#  Vanguard Cellular Systems, Inc.
     Class A                                     17,613            275
#  Vanstar Corp.                                 17,700            434
#  Vantive Corp.                                 10,100            314
#  Varco International, Inc.                     21,572            499
   Varian Associates, Inc.                       13,000            661
   Vastar Resources, Inc.                        41,600          1,581
#  Vencor, Inc.                                  29,863            944
#  Venture Stores, Inc.                          70,663            212





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                                                                MARKET
                                                                VALUE*
TOTAL STOCK MARKET PORTFOLIO                     SHARES          (000)
-----------------------------------------------------------------------
#  VeriFone, Inc.                                10,200    $       301
#  Verity, Inc.                                  21,800            332
#  Versant Object Technology Corp.                8,200            154
   Vesta Insurance Group, Inc.                    7,000            220
#  Veterinary Centers of
     America, Inc.                               22,160            241
#  Viacom International Inc. Class A              4,953            171
#  Viacom International Inc. Class B            149,318          5,207
   Viad Corp.                                    40,363            666
#  Viasoft, Inc.                                  7,448            353
#  Vicor Corp.                                   18,319            306
#  Vicorp Restaurants, Inc.                      16,500            212
#  Video Lottery                                 14,400             49
#  Viewlogic Systems, Inc.                       25,391            284
#  Viking Office Products                        36,400            971
#  Videoserver, Inc.                              9,900            418
#  VideoLan Technologies, Inc.                   14,800             24
   Vintage Petroleum, Inc.                       19,100            659
   Virginia Beach Federal
     Financial Corp.                             10,200             97
#  Vishay Intertechnology, Inc.                  26,211            613
#  Visix Space Inc.                              15,271            341
#  Vitesse Semiconductor Corp.                    9,800            446
#  Vivra, Inc.                                   17,000            470
#  Vmark Software, Inc.                          42,414            318
#  Volt Information Sciences Inc.                 8,200            356
#  Vons Cos., Inc.                               18,900          1,132
   Vornado Realty Trust REIT                     10,600            556
   Vulcan Materials Co.                          14,890            906
#  WFS Financial, Inc.                           18,650            364
#  WHX Corp.                                     23,300            207
   WICOR, Inc.                                   10,500            377
#  WMS Industries, Inc.                          16,700            334
   WMX Technologies Inc.                        213,945          6,980
   WPL Holdings, Inc.                            13,200            371
   WPS Resources Corp.                            9,021            257
#  WRT Energy Corp.                              28,200              1
#  WSFS Financial Corp.                          25,700            263
#  Waban, Inc.                                   14,100            367
   Wabash National Corp.                         10,450            192
   Wachovia Corp.                                72,687          4,107
   Wackenhut Corp.                               10,092            174
   Wackenhut Corp. Class B                        6,350             97
#  Wackenhut Corrections Corp.                   11,300            226
#  Wahlco Environmental                          38,500             14
   Wainwright Bank & Trust Co.                    4,600             31
   Wal-Mart Stores, Inc.                        995,384         22,769
   Walbro Corp.                                  12,800            235
   Walgreen Co.                                 107,080          4,283
#  Walker Interactive Systems, Inc.              29,800            404
#  Wall Data Inc.                                16,396            246
   Wallace Computer Services, Inc.               19,600            676
#  Wang Laboratories, Inc.                       15,300            312
   Warnaco Group                                 22,253            659
   Warner-Lambert Co.                           118,117          8,859
   Washington Energy Co.                         19,300            398
   Washington Federal Inc.                       16,368            430
   Washington Gas Light Corp.                    18,798            425
   Washington Mutual Inc.                        31,591          1,368
   Washington National Corp.                      6,500            179
   Washington Post Co. Class B                    4,700          1,575
   Washington REIT                               25,700            450
   Washington Water Power Co.                    23,000            428
#  Waters Corp.                                  12,400            377
   Watkins-Johnson Co.                            9,100            223
#  Watson Pharmaceuticals, Inc.                  16,014            720
   Watts Industries Class A                      17,000            406
   Wausau Paper Mills Co.                        16,200            299
   Waverly, Inc.                                  6,518            156
#  Weatherford Enterra Inc.                      25,654            770
#  Webco Industries, Inc.                        18,800             99
   Weeks Corp. REIT                              11,000            366
   Weingarten Realty Investors REIT              10,900            443
#  Weirton Steel                                 56,800            199
   Weis Markets, Inc.                            18,100            577
#  Wellcare Management
     Group, Inc.                                 16,100            129
   Wellman, Inc.                                 17,945            307
#  Wellpoint Health Networks Inc.
     Class A                                     28,235            970
   Wells Fargo & Co.                             41,207         11,115
   Wellsford Residential Property
     Trust REIT                                  17,800            432
   Wendy's International, Inc.                   54,697          1,121
   Werner Enterprises, Inc.                      16,800            305
   Westbanco Inc.                                 3,300            106
   Wesco Financial Corp.                          3,342            625
#  Western Atlas Inc.                            23,138          1,640
   Westcorp, Inc.                                19,507            427
#  Western Digital Corp.                         18,700          1,064
   Western Gas Resources, Inc.                    7,800            150
   Western Investment Real Estate
     Trust REIT                                   7,300             95
   Western National Corp.                        26,700            514
   Western Resources, Inc.                       27,100            837
#  Western Wireless Corp.                        16,300            225
   Westinghouse Air Brake Co.                    19,000            240
   Westinghouse Electric Corp.                  180,419          3,586
#  Westpoint Stevens, Inc.                       12,743            379
   Westvaco Corp.                                43,447          1,249
#  Westwood One, Inc.                            24,100            399
#  WetSeal, Inc. Class A                         16,200            343
   Weyerhaeuser Co.                              85,785          4,064
   Wheelabrator Technologies, Inc.               69,462          1,129
   Whirlpool Corp.                               31,744          1,480
#  White River                                    8,842            504
   Whitman Corp.                                 46,025          1,053
   Whitney Holdings                               7,370            258
#  Whole Foods Market, Inc.                      16,200            361
   Willamette Industries, Inc.                   23,382          1,628
   Williams Cos., Inc.                           67,625          2,536
#  Clayton Williams Energy, Inc.                 20,000            350
#  Williams Sonoma, Inc.                         19,308            700
   Wilmington Trust Corp.                        15,700            624
#  Wind River Systems                            10,459            493
   Windmere-Durable Holdings Inc.                18,399            237
   Winn Dixie Stores, Inc.                       65,375          2,067
#  Wireless One, Inc.                             2,700             18
#  Wisconsin Central
     Transportation Corp.                        22,300            884
   Wisconsin Energy Corp.                        47,938          1,288
   Wiser Oil Co.                                 14,900            294





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
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Witco Chemical Corp.                          24,200    $       738
   Wolohan Lumber Co.                            28,078            356
   Wolverine World Wide, Inc.                    17,847            517
#  Wonderware Corp.                              17,300            155
#  Woolworth Corp.                               57,492          1,258
#  World Acceptance Corp.                        37,800            250
#  World Color Press, Inc.                       13,500            260
   World Fuel Services Corp.                     12,941            288
#  WorldCom, Inc.                               169,612          4,420
   Worthington Foods                              7,066            132
   Worthington Industries, Inc.                  39,089            711
#  World Corp.                                   36,600            160
   Wrigley, (Wm.) Jr. Co.                        50,788          2,857
   Wyle Electronics                               9,800            387
#  Wyman Gordon Corp.                            28,100            623
   X-Rite Inc.                                   12,700            213
#  Xoma Corp.                                    41,956            218
#  Xilinx, Inc.                                  31,600          1,163
   Xerox Corp.                                  140,733          7,406
   Xtra Corp.                                     8,100            351
#  Xylan Corp.                                   17,800            501
#  Yellow Corp.                                  27,347            397
   York International Corp.                      18,600          1,039
#  York Research Corp.                           11,300            106
#  Young Broadcasting Corp.                       7,400            217
#  Zale Corp.                                    14,800            284
#  Zebra Technologies Class A                    10,500            243
#  Zenith Electronics Corp.                      28,182            306
   Zenith National Insurance Corp.               14,100            386
   Ziegler Cos., Inc.                             2,800             49
#  Zilog Inc.                                    17,700            462
   Zions Bancorp                                  6,372            661
#  Zoltek Cos., Inc.                             16,200            588
   Zurich Reinsurance Centre
     Holdings, Inc.                              10,700            334
   Zurn Industries, Inc.                         13,200            345
#  Zycad Corp.                                   40,612             69
#  Zoll Medical Corp.                            31,700            329
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (96.1%)(1)
   (COST $2,648,885)                                         3,393,773
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.3%)
-----------------------------------------------------------------------
U.S. TREASURY BILL--Note D
   5.17%, 1/9/97                            $     4,600          4,596
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.39%, 1/2/97                                110,962        110,962
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $115,557)                                             115,558
-----------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%)
   (COST $2,764,442)                                        $3,509,331
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
-----------------------------------------------------------------------
Other Assets--Notes B and E                                     99,258
Liabilities--Note E                                            (77,733)
                                                             ----------
                                                                21,525
-----------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------
Applicable to 198,663,136 outstanding
   shares of beneficial interest
   (unlimited authorization)                                $3,530,856
=======================================================================

NET ASSET VALUE PER SHARE                                       $17.77
=======================================================================

*See Note A in Notes to Financial Statements.

#Non-Income Producing Security.

(1) The combined market value of common stocks, S&P 500 Index futures contracts, and S&P Midcap 400 Index futures contracts represents 100.0% of net assets.

ADR--American Depository Receipt.

REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
                                                  AMOUNT            PER
                                                   (000)          SHARE
-----------------------------------------------------------------------
Paid in Capital--Note A                        $2,776,906        $13.98
Undistributed Net Investment
   Income--Notes A and C                               92            --
Accumulated Net
   Realized Gains--Note C                           8,749           .04
Unrealized Appreciation--Note D
   Investment Securities                          744,889          3.75
   Futures Contracts                                  220            --
-----------------------------------------------------------------------
NET ASSETS                                     $3,530,856        $17.77
=======================================================================





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                                                                MARKET
                                                                VALUE*
GROWTH PORTFOLIO                                 SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
   General Electric Co.                         440,704    $    43,575
   The Coca-Cola Co.                            666,051         35,051
   Intel Corp.                                  219,664         28,749
#  Microsoft Corp.                              319,962         26,437
   Merck & Co., Inc.                            322,669         25,572
   Philip Morris Cos., Inc.                     218,007         24,553
   Procter & Gamble Co.                         182,557         19,625
   Johnson & Johnson                            356,450         17,733
   Bristol-Myers Squibb Co.                     134,073         14,580
   Pfizer, Inc.                                 172,529         14,298
   E.I. du Pont de Nemours & Co.                150,660         14,219
   Wal-Mart Stores, Inc.                        613,967         14,045
   Hewlett-Packard Co.                          272,165         13,676
   American International
     Group, Inc.                                125,726         13,610
   The Walt Disney Co.                          181,581         12,643
   PepsiCo, Inc.                                415,815         12,163
   GTE Corp.                                    257,454         11,714
   Gillette Co.                                 144,128         11,206
#  Cisco Systems, Inc.                          173,762         11,056
   Federal National Mortgage Assn.              292,200         10,884
   Eli Lilly & Co.                              147,737         10,785
   Abbott Laboratories                          207,985         10,555
   Chase Manhattan Corp.                        117,400         10,478
   American Home Products Corp.                 170,937         10,021
   Minnesota Mining &
     Manufacturing Co.                          111,847          9,269
   McDonald's Corp.                             186,712          8,449
   SBC Communications Inc.                      161,593          8,362
   Lucent Technologies, Inc.                    170,425          7,882
   Unilever NV ADR                               42,867          7,512
#  Oracle Corp.                                 175,972          7,325
   Kimberly-Clark Corp.                          75,623          7,203
   Eastman Kodak Co.                             89,235          7,161
   Wells Fargo & Co.                             24,774          6,683
   Schlumberger Ltd.                             65,953          6,587
   Home Depot, Inc.                             128,600          6,446
   Schering-Plough Corp.                         98,840          6,400
   Monsanto Co.                                 157,373          6,118
   Emerson Electric Co.                          60,049          5,810
   Time Warner, Inc.                            152,234          5,709
   Warner-Lambert Co.                            72,576          5,443
#  Compaq Computer Corp.                         72,500          5,383
   Anheuser-Busch Cos., Inc.                    133,637          5,345
   AT&T Corp.                                   118,472          5,154
   AlliedSignal Inc.                             75,700          5,072
   Campbell Soup Co.                             62,565          5,021
   Computer Associates
     International, Inc.                         97,611          4,856
   Sara Lee Corp.                               129,521          4,825
   Nike, Inc. Class B                            77,108          4,607
   First Data Corp.                             119,808          4,373
   Medtronic, Inc.                               64,136          4,361
   Northern Telecom Ltd.                         69,207          4,282
   United Technologies Corp.                     64,300          4,244
   Pacific Telesis Group                        114,619          4,212
#  Amgen, Inc.                                   70,781          3,849
   Kellogg Co.                                   56,411          3,702
   Colgate-Palmolive Co.                         39,293          3,625
   H.J. Heinz Co.                                98,390          3,517
#  3 Com Corp.                                   46,516          3,407
   Westinghouse Electric Corp.                  167,845          3,336
   Automatic Data Processing, Inc.               77,702          3,331
   ConAgra, Inc.                                 64,411          3,204
#  WorldCom, Inc.                               119,958          3,119
   CoreStates Financial Corp.                    59,630          3,093
   CPC International, Inc.                       38,490          2,983
   Enron Corp.                                   68,100          2,937
#  Boston Scientific Corp.                       47,587          2,855
   Corning, Inc.                                 61,604          2,849
   Gannett Co., Inc.                             37,778          2,829
   PPG Industries, Inc.                          49,055          2,753
   Unocal Corp.                                  67,000          2,722
   General Mills, Inc.                           41,958          2,659
   Illinois Tool Works, Inc.                     33,195          2,651
   Walgreen Co.                                  65,883          2,635
#  Dell Computer                                 48,178          2,559
#  Sun Microsystems, Inc.                        98,326          2,520
#  CUC International, Inc.                      105,314          2,501
   MBNA Corp.                                    59,594          2,473
   First Bank System, Inc.                       36,012          2,458
   Ameritech Corp.                               40,200          2,437
   Albertson's, Inc.                             67,503          2,405
   The Gap, Inc.                                 75,914          2,287
   Dayton-Hudson Corp.                           58,152          2,282
   Honeywell, Inc.                               33,900          2,229
   Tyco International Ltd.                       41,872          2,214
   Pitney Bowes, Inc.                            39,700          2,164
   Ralston-Ralston Purina Group                  28,381          2,082
#  EMC Corp.                                     62,299          2,064
#  HFS Inc.                                      34,474          2,060
   Avon Products, Inc.                           35,574          2,032
   Mattel, Inc.                                  72,765          2,019
   Halliburton Co.                               33,468          2,016
   Marsh & McLennan Cos., Inc.                   19,239          2,001
   Union Pacific Resources
     Group, Inc.                                 66,838          1,955
   Praxair, Inc.                                 41,880          1,932
   Marriott International                        34,266          1,893
   Crown Cork & Seal Co., Inc.                   34,357          1,868
#  Tellabs, Inc.                                 48,084          1,809
   Alco Standard Corp.                           34,950          1,804
   Hershey Foods Corp.                           41,068          1,797
#  MFS Communications Co., Inc.                  32,900          1,785
   Wrigley, (Wm.) Jr. Co.                        31,109          1,750
   Hilton Hotels Corp.                           66,148          1,728
#  Computer Sciences Corp.                       20,340          1,670
   Lowe's Cos., Inc.                             46,200          1,640
   UST Inc.                                      49,776          1,612
#  The Kroger Co.                                33,886          1,576
   Sysco Corp.                                   47,865          1,562
   Pioneer Hi Bred International                 22,015          1,541
   Dover Corp.                                   30,138          1,514





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
-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Cognizant Corp.                               45,877    $     1,514
   Green Tree Financial Corp.                    37,025          1,430
   Freeport-McMoRan Copper &
     Gold Inc. Class B                           47,724          1,426
   Fluor Corp.                                   22,406          1,406
   Placer Dome, Inc.                             64,072          1,394
#  Cabletron Systems, Inc.                       41,876          1,392
   The Clorox Co.                                13,835          1,389
   The Quaker Oats Co.                           36,256          1,382
   Newell Co.                                    42,375          1,335
   International Flavors &
     Fragrances, Inc.                            29,624          1,333
   Sears, Roebuck & Co.                          28,646          1,321
   Times Mirror Co. Class A                      26,500          1,318
   Tribune Co.                                   16,466          1,299
   Sherwin-Williams Co.                          23,000          1,288
   Winn Dixie Stores, Inc.                       40,513          1,281
   Sprint Corp.                                  31,411          1,253
   Xerox Corp.                                   23,677          1,246
   The McGraw-Hill Cos.                          26,586          1,226
   Newmont Mining Corp.                          26,676          1,194
   Hercules, Inc.                                27,430          1,186
   Guidant Corp.                                 19,900          1,134
#  Bay Networks Inc.                             52,049          1,087
   Allegheny Teledyne Inc.                       46,700          1,074
   Comcast Corp. Class A Special                 59,649          1,059
   Interpublic Group of Cos., Inc.               21,598          1,026
   Avery Dennison Corp.                          28,038            992
   TJX Cos., Inc.                                20,748            983
   Raychem Corp.                                 11,846            949
#  AirTouch Communications, Inc.                 36,875            931
   Tupperware Corp.                              16,700            896
   Harcourt General, Inc.                        19,048            879
#  Andrew Corp.                                  16,003            848
   Sigma Aldrich Corp.                           13,400            836
#  General Instrument Corp.                      36,826            796
   Pall Corp.                                    30,965            790
   Barrick Gold Corp.                            26,265            755
#  Ceridian Corp.                                18,463            748
#  Seagate Technology                            17,672            698
#  Oryx Energy Co.                               27,938            691
   Perkin-Elmer Corp.                            11,625            684
   Nalco Chemical Co.                            18,000            650
   Ecolab, Inc.                                  17,114            644
#  AutoZone, Inc.                                23,100            635
   Harnischfeger Industries Inc.                 13,100            630
#  Tele-Communications, Inc.
     Class A                                     48,143            626
   Reebok International Ltd.                     14,900            626
   Owens Corning                                 13,859            591
#  ALZA Corp.                                    22,548            583
#  Thermo Electron Corp.                         12,600            520
#  Rowan Cos., Inc.                              22,900            518
   Comcast Corp. Class A                         27,755            489
   Millipore Corp.                               11,650            482
   Battle Mountain Gold Co. Class A              60,100            413
   Frontier Corp.                                17,500            396
   Becton, Dickinson & Co.                        9,069            393
   Foster Wheeler Corp.                          10,460            388
#  USAir Group, Inc.                             16,479            385
   Meredith Corp.                                 7,206            380
#  Santa Fe Energy Resources, Inc.               24,300            337
   W.R. Grace & Co.                               6,495            336
   MGIC Investment Corp.                          4,296            327
   Shared Medical Systems Corp.                   6,019            296
   The Dun & Bradstreet Corp.                    12,277            292
   Trinova Corp.                                  7,302            266
   John H. Harland Co.                            7,894            261
   Rubbermaid, Inc.                              11,052            251
#  St. Jude Medical, Inc.                         5,814            248
   Southwest Airlines Co.                        10,500            232
   Duracell International, Inc.                   3,200            224
   Jostens Inc.                                  10,300            218
   H & R Block, Inc.                              7,416            215
   Engelhard Corp.                               10,369            198
   Deluxe Corp.                                   5,915            194
   The Stanley Works                              6,393            173
#  TCI Satellite Entertainment, Inc.
     Class A                                     17,364            171
   Whitman Corp.                                  7,482            171
   Allergan, Inc.                                 4,626            165
   Homestake Mining Co.                          10,593            151
#  Harrah's Entertainment, Inc.                   7,411            147
   Pep Boys (Manny, Moe & Jack)                   4,485            138
#  Armco, Inc.                                   28,631            118
   Freeport-McMoRan Copper &
     Gold Inc. Class A                            4,000            113
   Autodesk, Inc.                                 3,241             91
#  Shoney's Inc.                                    953              7
#  Fresenius Medical Care AG
     Pfd. Class D                                21,100              3
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (99.8%)
   (COST $640,839)                                             784,778
-----------------------------------------------------------------------

                                                    FACE
                                                  AMOUNT
                                                   (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.3%)
-----------------------------------------------------------------------
U.S. TREASURY BILL
   5.17%, 1/9/97                               $    100            100
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.39%, 1/2/97                                  2,432          2,432
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $2,532)                                                 2,532
-----------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
   (COST $643,371)                                             787,310
-----------------------------------------------------------------------





                                     47
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
-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
GROWTH PORTFOLIO                                                 (000)
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-----------------------------------------------------------------------
Receivables for Investment Securities Sold                   $  58,090
Other Assets--Note B                                             5,964
Payables for Investment Securities Purchased                   (63,330)
Other Liabilities                                               (1,130)
                                                             ----------
                                                                  (406)
-----------------------------------------------------------------------
NET ASSETS (100%)
=======================================================================
 Applicable to 46,551,584 outstanding
   shares of beneficial interest
   (unlimited authorization)                                  $786,904
=======================================================================

NET ASSET VALUE PER SHARE                                       $16.90
=======================================================================

*See Note A in Notes to Financial Statements.

#Non-Income Producing Security.

ADR--American Depository Receipt.

-----------------------------------------------------------------------
                                                  AMOUNT            PER
                                                   (000)          SHARE
-----------------------------------------------------------------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
Paid in Capital--Notes A and C                 $644,969         $13.85
Undistributed Net Investment
   Income--Notes A and C                             48             --
Accumulated Net
   Realized Losses--Note C                       (2,052)          (.04)
Unrealized Appreciation--
   Note D                                       143,939           3.09
-----------------------------------------------------------------------
NET ASSETS                                     $786,904         $16.90
=======================================================================





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
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                                                                MARKET
                                                                VALUE*
VALUE PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
   Exxon Corp.                                  456,906    $    44,777
   Royal Dutch Petroleum Co. ADR                197,233         33,677
   International Business
     Machines Corp.                             190,400         28,750
   AT&T Corp.                                   477,328         20,764
   Citicorp                                     173,271         17,847
   Mobil Corp.                                  144,916         17,716
   Chevron Corp.                                240,080         15,605
   General Motors Corp.                         278,167         15,508
   BellSouth Corp.                              365,482         14,756
   Amoco Corp.                                  182,918         14,725
   The Boeing Co.                               131,844         14,025
   Ford Motor Co.                               436,139         13,902
   Motorola, Inc.                               218,112         13,387
   BankAmerica Corp.                            132,034         13,170
   Travelers Group Inc.                         235,648         10,693
   Bell Atlantic Corp.                          161,084         10,430
   NationsBank Corp.                            105,827         10,345
   Columbia/HCA Healthcare Corp.                246,974         10,064
   American Express Co.                         174,322          9,849
   Ameritech Corp.                              161,800          9,809
   Texaco Inc.                                   97,343          9,552
   Allstate Corp.                               163,632          9,470
   Chrysler Corp.                               268,100          8,847
   MCI Communications Corp.                     252,037          8,223
   Atlantic Richfield Co.                        59,206          7,845
   NYNEX Corp.                                  161,893          7,791
   First Union Corp.                            104,401          7,726
   Pharmacia & Upjohn, Inc.                     187,123          7,415
   Federal Home Loan
     Mortgage Corp.                              65,831          7,250
   Dow Chemical Co.                              89,476          7,013
   Banc One Corp.                               158,009          6,794
   J.P. Morgan & Co., Inc.                       68,639          6,701
   Lockheed Martin Corp.                         70,761          6,475
   First Chicago NBD Corp.                      117,408          6,311
   Norwest Corp.                                136,331          5,930
   WMX Technologies Inc.                        178,087          5,810
   U S WEST Communications
     Group                                      175,869          5,672
   Southern Co.                                 248,099          5,613
   Union Pacific Corp.                           89,900          5,405
   Sears, Roebuck & Co.                         115,354          5,321
   The Seagram Co. Ltd.                         136,931          5,306
   Caterpillar, Inc.                             70,488          5,304
   Sprint Corp.                                 126,889          5,060
   Xerox Corp.                                   95,623          5,032
   McDonnell Douglas Corp.                       78,021          4,993
   Merrill Lynch & Co., Inc.                     61,185          4,987
   Rockwell International Corp.                  80,468          4,898
   The Bank of New York Co., Inc.               144,376          4,873
   Burlington Northern Santa
     Fe Corp.                                    56,335          4,866
   Fleet Financial Group, Inc.                   96,574          4,817
   General Re Corp.                              30,371          4,791
   PNC Bank Corp.                               125,466          4,721
#  Viacom International Inc. Class B            129,483          4,516
   International Paper Co.                      110,494          4,461
   Texas Instruments, Inc.                       69,900          4,456
   Aetna Inc.                                    55,515          4,441
   Archer-Daniels-Midland Co.                   199,678          4,393
   May Department Stores Co.                     92,418          4,321
   Phillips Petroleum Co.                        96,928          4,289
#  U S WEST Media Group                         229,271          4,242
   KeyCorp                                       83,549          4,219
   Raytheon Co.                                  86,877          4,181
   J.C. Penney Co., Inc.                         84,969          4,142
   Baxter International, Inc.                   100,142          4,106
   Aluminum Co. of America                       63,651          4,058
   SunTrust Banks, Inc.                          82,076          4,042
   Norfolk Southern Corp.                        46,075          4,032
   Loews Corp.                                   42,375          3,994
   Dean Witter Discover & Co.                    59,597          3,948
   Deere & Co.                                   95,078          3,863
   CIGNA Corp.                                   27,638          3,776
#  AirTouch Communications, Inc.                147,525          3,725
   Boatmen's Bancshares, Inc.                    56,917          3,664
   National City Corp.                           81,610          3,662
   Bank of Boston Corp.                          56,134          3,607
   Weyerhaeuser Co.                              72,810          3,449
   The Chubb Corp.                               63,899          3,435
   Wachovia Corp.                                60,684          3,429
   Duke Power Co.                                74,123          3,428
   Mellon Bank Corp.                             47,642          3,383
   CSX Corp.                                     79,719          3,368
   Texas Utilities Co.                           82,398          3,358
   Household International, Inc.                 35,531          3,278
   Morgan Stanley Group, Inc.                    55,939          3,196
   Pacific Gas & Electric Co.                   151,283          3,177
   Edison International                         158,997          3,160
   American Brands, Inc.                         62,444          3,099
   AMP, Inc.                                     80,589          3,093
   FPL Group, Inc.                               67,192          3,091
   American General Corp.                        74,819          3,058
   United Healthcare Corp.                       67,521          3,038
#  Toys R Us, Inc.                              100,690          3,021
   Barrick Gold Corp.                           105,035          3,020
#  AMR Corp.                                     33,434          2,946
   Barnett Banks, Inc.                           71,596          2,944
   Conrail, Inc.                                 29,486          2,938
   The Goodyear Tire & Rubber Co.                57,017          2,929
   ITT Hartford Group, Inc.                      43,185          2,915
   Textron, Inc.                                 30,365          2,862
   American Electric Power Co., Inc.             68,944          2,835
   Tenneco, Inc.                                 62,769          2,832
   Air Products & Chemicals, Inc.                40,864          2,825
   Occidental Petroleum Corp.                   120,730          2,822
#  Seagate Technology                            70,928          2,802
   Alcan Aluminium Ltd.                          82,998          2,791
#  Federated Department Stores                   76,433          2,608
   Bankers Trust New York Corp.                  30,077          2,594
   Dominion Resources, Inc.                      66,148          2,547
   Consolidated Edison Co. of
     New York, Inc.                              86,409          2,527
   USX-Marathon Group                           105,760          2,525
   PanEnergy Corp.                               55,457          2,496
   U.S. Bancorp                                  55,560          2,493
   Aon Corp.                                     39,802          2,473
   Fifth Third Bancorp                           38,909          2,442





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
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                                                                MARKET
                                                                VALUE*
VALUE PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
   Service Corp. International                   86,830    $     2,431
   Georgia-Pacific Corp.                         33,463          2,409
   Public Service Enterprise
     Group Inc.                                  88,216          2,404
#  Applied Materials, Inc.                       66,238          2,376
   Entergy Corp.                                 84,945          2,357
   TRW, Inc.                                     46,664          2,310
   Burlington Resources, Inc.                    45,837          2,309
   Micron Technology Inc.                        76,930          2,241
   PacifiCorp                                   108,326          2,221
   American Stores Co.                           53,349          2,181
   ALLTEL Corp.                                  69,400          2,177
   Williams Cos., Inc.                           57,638          2,161
   Unicom Corp.                                  78,908          2,140
   Morton International, Inc.                    52,374          2,134
   Masco Corp.                                   58,907          2,121
#  Tele-Communications, Inc.
     Class A                                    160,000          2,080
#  Digital Equipment Corp.                       56,845          2,068
   Comerica, Inc.                                39,375          2,062
   PECO Energy Corp.                             81,658          2,062
   Browning-Ferris Industries, Inc.              77,815          2,043
   Houston Industries, Inc.                      89,817          2,032
   Carolina Power & Light Co.                    55,601          2,029
   Lincoln National Corp.                        38,415          2,017
   Dresser Industries, Inc.                      64,639          2,004
   Delta Air Lines, Inc.                         28,182          1,997
   Central & South West Corp.                    77,686          1,991
   Amerada Hess Corp.                            34,134          1,976
   Genuine Parts Co.                             44,252          1,969
   Eaton Corp.                                   28,213          1,968
   Inco Ltd.                                     61,559          1,962
   UNUM Corp.                                    26,929          1,946
   Consolidated Natural Gas Co.                  34,933          1,930
   Transamerica Corp.                            24,385          1,926
   CINergy Corp.                                 57,681          1,925
   Rohm & Haas Co.                               23,560          1,923
   Union Carbide Corp.                           46,728          1,910
   Salomon, Inc.                                 40,068          1,888
   Coastal Corp.                                 38,564          1,885
#  ITT Corp.                                     42,886          1,860
#  Federal Express Corp.                         41,799          1,860
#  Kmart Corp.                                  178,193          1,849
   Baker Hughes, Inc.                            52,928          1,826
   The Limited, Inc.                             99,100          1,821
   SAFECO Corp.                                  46,355          1,819
#  Price/Costco Inc.                             71,950          1,808
   Ingersoll-Rand Co.                            40,326          1,795
   St. Paul Cos., Inc.                           30,474          1,787
   Rite Aid Corp.                                44,813          1,781
   Providian Corp.                               34,467          1,771
#  Tenet Healthcare Corp.                        79,923          1,748
   Northrop Grumman Corp.                        21,102          1,746
   R.R. Donnelley & Sons Co.                     55,402          1,738
   DTE Energy Co.                                53,160          1,721
   Cooper Industries, Inc.                       39,516          1,665
   Republic New York Corp.                       20,296          1,657
#  Silicon Graphics, Inc.                        64,364          1,641
   Nucor Corp.                                   32,176          1,641
   Sonat, Inc.                                   31,656          1,630
   General Dynamics Corp.                        23,061          1,626
   CVS Corp.                                     38,945          1,611
   MBIA, Inc.                                    15,900          1,610
   Phelps Dodge Corp.                            23,816          1,608
   Becton, Dickinson & Co.                       36,731          1,593
   VF Corp.                                      23,308          1,573
   Eastman Chemical                              28,411          1,570
   W.W. Grainger, Inc.                           19,512          1,566
   Champion International Corp.                  35,016          1,514
   GPU Inc.                                      44,255          1,488
   Jefferson-Pilot Corp.                         26,035          1,474
   Case Corp.                                    27,032          1,473
   Great Western Financial Corp.                 50,429          1,462
   Baltimore Gas & Electric Co.                  54,172          1,449
   Union Electric Co.                            37,329          1,437
   Willamette Industries, Inc.                   20,296          1,411
#  Western Atlas Inc.                            19,641          1,392
   Reynolds Metals Co.                           24,468          1,379
   PP&L Resources Inc.                           59,404          1,366
   W.R. Grace & Co.                              26,205          1,356
   New York Times Co. Class A                    35,308          1,342
   Golden West Financial Corp.                   21,045          1,328
   Knight-Ridder, Inc.                           34,594          1,323
   MGIC Investment Corp.                         17,404          1,323
   Laidlaw Inc. Class B                         114,945          1,322
   Torchmark Corp.                               25,982          1,312
   Columbia Gas Systems, Inc.                    20,242          1,288
#  Advanced Micro Devices, Inc.                  49,990          1,287
   Kerr-McGee Corp.                              17,862          1,286
   Dillard Department Stores
     Class A                                     41,649          1,286
   Ohio Edison Co.                               56,181          1,278
   Whirlpool Corp.                               27,278          1,272
#  LSI Logic Corp.                               47,423          1,269
   H.F. Ahmanson & Co.                           38,907          1,264
   Johnson Controls, Inc.                        15,114          1,253
   Beneficial Corp.                              19,670          1,247
#  National Semiconductor Corp.                  51,035          1,244
   Hasbro, Inc.                                  31,761          1,235
   Union Camp Corp.                              25,603          1,223
   Dana Corp.                                    37,402          1,220
#  Novell, Inc.                                 127,707          1,205
   Dow Jones & Co., Inc.                         35,382          1,199
   The Dun & Bradstreet Corp.                    50,323          1,195
   Mallinckrodt Inc.                             27,026          1,193
   Northern States Power Co.                     25,382          1,164
   Brown-Forman Corp. Class B                    25,262          1,156
#  Humana, Inc.                                  59,800          1,144
   The Mead Corp.                                19,070          1,108
   Temple-Inland Inc.                            20,289          1,098
   Great Lakes Chemical Corp.                    23,265          1,088
   Circuit City Stores, Inc.                     36,039          1,086
   Westvaco Corp.                                37,241          1,071
#  Woolworth Corp.                               48,620          1,064
#  Fruit of the Loom, Inc.                       28,019          1,061
   ITT Industries, Inc.                          43,183          1,058
   Parker Hannifin Corp.                         27,138          1,052
   Nordstrom, Inc.                               29,700          1,051
   Armstrong World Industries Inc.               15,065          1,047
   James River Corp.                             31,353          1,039





                                     50
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
-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Ashland Inc.                                  23,668    $     1,038
#  St. Jude Medical, Inc.                        23,986          1,022
   Liz Claiborne, Inc.                           26,407          1,020
   Rubbermaid, Inc.                              44,048          1,002
   Harris Corp.                                  14,344            984
   Black & Decker Corp.                          32,300            973
   USX-U.S. Steel Group                          30,980            972
   Wendy's International, Inc.                   47,270            969
   Paccar, Inc.                                  14,250            965
   Pennzoil Co.                                  17,046            963
#  FMC Corp.                                     13,563            951
   Southwest Airlines Co.                        42,800            947
#  Apple Computer, Inc.                          45,516            944
   Pacific Enterprises                           31,086            944
   Tandy Corp.                                   21,442            943
   United States Surgical Corp.                  22,868            900
   H & R Block, Inc.                             30,784            893
   USF&G Corp.                                   42,100            879
   Brunswick Corp.                               36,137            867
   Thomas & Betts Corp.                          19,451            863
   Ryder System, Inc.                            30,050            845
   Louisiana-Pacific Corp.                       39,899            843
   Engelhard Corp.                               42,531            813
   Cyprus Amax Minerals Co.                      34,288            801
   The BF Goodrich Co.                           19,738            799
   Snap-On Inc.                                  22,429            799
   Deluxe Corp.                                  24,385            799
   General Signal Corp.                          18,316            783
   American Greetings Corp.
     Class A                                     27,510            781
   NorAm Energy Corp.                            50,558            777
#  DSC Communications Corp.                      43,022            769
   Giant Food, Inc. Class A                      21,947            757
   Moore Corp. Ltd.                              36,759            749
   Santa Fe Pacific Gold Corp.                   48,315            743
   Maytag Corp.                                  36,530            721
   Polaroid Corp.                                16,484            717
   Echlin, Inc.                                  22,673            717
   Bausch & Lomb, Inc.                           20,387            714
   The Stanley Works                             26,307            710
   Bemis Co., Inc.                               19,106            705
   Whitman Corp.                                 30,718            703
   SuperValu Inc.                                24,724            702
   Allergan, Inc.                                19,474            694
   Louisiana Land & Exploration Co.              12,574            674
   Cummins Engine Co., Inc.                      14,553            669
   Mercantile Stores Co., Inc.                   13,557            669
   Sun Co., Inc.                                 26,780            653
   NICOR, Inc.                                   18,037            645
   National Service Industries, Inc.             17,239            644
   Biomet, Inc.                                  42,560            644
   Homestake Mining Co.                          43,307            617
   Manor Care Inc.                               22,768            615
   Tektronix, Inc.                               11,879            609
   Worthington Industries, Inc.                  33,356            605
#  Harrah's Entertainment, Inc.                  30,389            604
#  Tandem Computers, Inc.                        43,495            598
   Cooper Tire & Rubber Co.                      30,191            596
   C.R. Bard, Inc.                               20,990            588
   ENSERCH Corp.                                 25,529            587
   Pep Boys (Manny, Moe & Jack)                  18,515            569
   Boise Cascade Corp.                           17,782            565
   Stone Container Corp.                         36,534            543
#  Amdahl Corp.                                  44,523            540
#  Niagara Mohawk Power Corp.                    53,096            524
   The Timken Co.                                11,272            517
   Darden Restaurants Inc.                       58,018            508
#  King World Productions, Inc.                  13,461            496
   Alberto-Culver Co. Class B                    10,197            489
   Crane Co.                                     16,683            484
   Helmerich & Payne, Inc.                        9,108            475
   Briggs & Stratton Corp.                       10,593            466
#  Beverly Enterprises Inc.                      36,501            465
   Potlatch Corp.                                10,658            458
   Great Atlantic & Pacific Tea
     Co., Inc.                                   14,077            449
   Peoples Energy Corp.                          12,869            436
#  Unisys Corp.                                  64,360            434
   Autodesk, Inc.                                15,459            433
   Scientific-Atlanta, Inc.                      28,417            426
   Russell Corp.                                 13,990            416
   USLIFE Corp.                                  12,404            412
   ASARCO, Inc.                                  15,765            392
   Centex Corp.                                  10,399            391
   Inland Steel Industries, Inc.                 18,072            361
   Fleetwood Enterprises, Inc.                   13,122            361
#  Bethlehem Steel Corp.                         39,990            360
   Longs Drug Stores, Inc.                        7,176            353
   EG & G, Inc.                                  17,425            351
   Safety-Kleen Corp.                            20,990            344
   Echo Bay Mines Ltd.                           50,285            333
   McDermott International, Inc.                 19,732            328
   Cincinnati Milacron, Inc.                     14,653            321
   Springs Industries Inc. Class A                7,426            319
   ONEOK, Inc.                                   10,000            300
   Ball Corp.                                    11,181            291
   Alexander & Alexander
     Services, Inc.                              16,534            287
   Caliber System Inc.                           14,355            276
   Eastern Enterprises                            7,325            259
   Pulte Corp.                                    8,391            258
   Adolph Coors Co. Class B                      13,516            257
#  Navistar International Corp.                  26,522            242
   Fleming Cos., Inc.                            13,863            239
#  Consolidated Freightways, Inc.                 9,237            206
#  Data General Corp.                            13,755            199
#  Charming Shoppes, Inc.                        38,521            193
#  Newport News Shipbuilding Inc.                12,293            184
#  Intergraph Corp.                              17,526            180
   Stride Rite Corp.                             17,817            178
   Kaufman & Broad Home Corp.                    13,457            173
   NACCO Industries, Inc. Class A                 3,030            162
   Giddings & Lewis, Inc.                        12,050            155
   Consolidated Freightways Corp.                 6,619             59
#  Ryan's Family Steak Houses, Inc.               7,972             55
#  Viacom International Inc. Class A                766             26
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (99.1%)(1)
   (COST $830,342)                                           1,006,339
-----------------------------------------------------------------------





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
-----------------------------------------------------------------------
                                                   FACE         MARKET
                                                 AMOUNT         VALUE*
VALUE PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.8%)
-----------------------------------------------------------------------
U.S. TREASURY BILL--Note D
   5.17%, 1/9/97                               $    200     $      200
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.39%, 1/2/97                                  7,784          7,784
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $7,984)                                                 7,984
-----------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (COST $838,326)                                           1,014,323
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
-----------------------------------------------------------------------
Receivables for Investment Securities Sold                      78,105
Other Assets--Note B                                             4,970
Payables for Investment Securities Purchased                   (77,747)
Other Liabilities                                               (3,924)
                                                            -----------
                                                                 1,404
-----------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------
Applicable to 59,665,839 outstanding
   shares of beneficial interest
   (unlimited authorization)                                $1,015,727
=======================================================================

NET ASSET VALUE PER SHARE                                       $17.02
=======================================================================

*See Note A in Notes to Financial Statements.

#Non-Income Producing Security.

ADR--American Depository Receipt.

(1)The combined market value of common stocks and S&P Value Index futures contracts represents 99.5% of net assets.

-----------------------------------------------------------------------
                                                  AMOUNT            PER
                                                   (000)          SHARE
-----------------------------------------------------------------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
Paid in Capital--Notes A and C                  $818,752         $13.72
Overdistributed Net Investment
   Income--Notes A and C                            (531)          (.01)
Accumulated Net
   Realized Gains--Note C                         21,497            .36
Unrealized Appreciation--Note D
   Investment Securities                         175,997           2.95
   Futures Contracts                                  12             --
-----------------------------------------------------------------------
NET ASSETS                                    $1,015,727         $17.02
=======================================================================





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------
   AAR Corp.                                     54,300    $     1,643
   ABM Industries                                52,000            962
#  ABR Information Services, Inc.                24,275            956
#  ABT Building Products Corp.                   40,200          1,020
#  ACC Corp.                                     35,700          1,078
   AGL Resources Inc.                           131,500          2,778
   AMLI Residential Properties
     Trust REIT                                  35,700            834
   APL Ltd.                                      52,600          1,243
#  APS Holding Corp.                             37,700            582
#  AST Research, Inc.                            61,459            263
#  ATC Communications, Inc.                      62,300            829
#  ATS Medical, Inc.                             66,200            517
   Aames Financial Corp.                         35,600          1,277
#  Access Health Marketing, Inc.                 33,200          1,494
#  Acclaim Entertainment Inc.                    51,900            172
#  AccuStaff, Inc.                               63,495          1,341
   Ackerley Communications, Inc.                 55,400            651
   Acordia, Inc.                                 32,900            954
#  Action Performance Cos., Inc.                 33,800            617
#  Activision, Inc.                              15,500            196
#  Actel Corp.                                   59,600          1,419
#  Acuson Corp.                                  65,050          1,586
#  ACX Technologies Inc.                         47,800            950
#  Acxiom Corp.                                 120,250          2,871
   ADAC Laboratories                             49,633          1,188
#  Adelphia Communications
     Corp. Class A                               91,000            535
#  Advanced Lighting
     Technologies, Inc.                          20,700            512
#  Advanced Polymer Systems                      71,500            536
#  Advanced Technology
     Laboratories, Inc.                          34,400          1,054
#  Advanced Tissue Sciences Inc.                 85,900            829
   ADVO, Inc.                                    71,050            995
#  Advent Software, Inc.                         21,600            656
#  Affiliated Computer Services, Inc.            60,400          1,774
#  Agouron Pharmaceuticals, Inc.                 31,003          2,097
#  Air and Water Technologies Corp.
     Class A                                     98,600            567
   Air Express International Corp.               43,400          1,394
   Airborne Freight Corp.                        48,300          1,129
#  Alaska Air Group, Inc.                        42,500            893
   Albank Financial Corp.                        32,040          1,011
   Albany International Corp.                    59,100          1,367
   Alex Brown, Inc.                              35,400          2,567
   Alexander & Alexander
     Services, Inc.                              98,300          1,708
#  Alexander's, Inc.                             13,500          1,068
   Alfa Corp.                                    57,300            731
   Aliant Communications Inc.                    84,000          1,418
#  Alkermes, Inc.                                47,200          1,097
#  The Allen Group, Inc.                         55,460          1,234
#  Alliance Entertainment                        81,400            153
#  Alliance Pharmaceutical Corp.                 67,500            920
#  Alliance Semiconductor Corp.                  84,200            600
#  Alliant Techsystems, Inc.                     21,700          1,194
   Allied Group, Inc.                            47,550          1,557
#  Allied Waste Industries, Inc.                138,900          1,276
#  Alltrista Corp.                               32,293            819
#  Allwaste, Inc.                               152,800            783
   Alpharma, Inc. Class A                        48,200            687
#  Alteon, Inc.                                  29,200            157
#  Alternative Resources Corp.                   30,900            531
#  Amax Gold, Inc.                              123,031            784
   Amcast Industrial Corp.                       41,600          1,030
   AMCOL International Corp.                     61,300            958
   Amcore Financial                              34,380            924
#  Amerco Inc.                                   38,220          1,328
#  America West Airlines, Inc.                  115,300          1,830
   American Annuity Group Inc.                   42,800            605
   American Bankers
     Insurance Group                             49,100          2,504
#  American Buildings Co.                        22,300            527
   American Business Products, Inc.              35,800            899
#  American Eagle Outfitters, Inc.               27,400            212
#  American Freightways                          61,700            679
   American Health Properties, Inc.              50,600          1,208
   American Health Properties
     Psychiatric Group                            2,870             46
   American Heritage Life
   Investment Corp.                              37,832            993
#  American Homestar Corp.                       30,000            679
#  American Medical
     Response, Inc.                              43,400          1,411
#  American Media Class A                       170,500          1,002
#  American Mobile Satellite
     Corp., Inc.                                 33,300            410
#  American Oncology
     Resources, Inc.                            108,700          1,107
#  American Paging, Inc.                         28,200            132
#  American Radio Systems Corp.                  35,000            954
#  Americredit Corp.                             71,900          1,474
#  Amerin Corp.                                  59,500          1,528
   Ameron International Corp.                    18,200            940
#  AmeriSource Health Corp.                      56,500          2,726
   Ametek, Inc.                                  76,100          1,693
#  Amisys Managed Care Systems                   33,100            554
#  Amresco, Inc.                                 50,400          1,342
#  Ampex Corp. Class A                           50,200            471
   Analogic Corp.                                31,700          1,050
   Analysts International Corp.                  28,400            788
   Anchor Bancorp Wisconsin Inc.                 23,375            842
#  Anchor Gaming                                 18,300            730
#  Ancor Communications, Inc.                    34,200            477
   Angelica Corp.                                35,000            669
#  Anixter International Inc.                    91,500          1,475
#  AnnTaylor Stores Corp.                        52,300            915
#  Antec Corp.                                   57,400            513
   Apogee Enterprises, Inc.                      36,600          1,450
   Apple South, Inc.                             67,150            894
   Applebee's International, Inc.                74,100          2,028
#  Applied Innovation Inc.                       56,400            356
#  Applied Digital Access, Inc.                  60,200            324
#  Applied Magnetics Corp.                       59,800          1,787
   Applied Power, Inc.                           31,300          1,240
#  Applix, Inc.                                  32,800            711
   Aptargroup Inc.                               41,100          1,449
   Aquarion Co.                                  29,306            817





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
   Arbor Drugs, Inc.                             60,450    $     1,043
#  Arbor Health Care Co.                         20,300            520
#  Arbor Software Corp.                          39,834            961
   Arcadian Corp.                                88,300          2,340
#  Arch Communications Group, Inc.               45,700            423
   Arctic Cat Inc.                               63,600            632
   Argonaut Group, Inc.                          40,600          1,264
#  Argosy Gaming Co.                             89,900            416
#  Armco, Inc.                                  199,000            821
   Arnold Industries, Inc.                       45,000            709
   Arrow International, Inc.                     26,100            741
#  ArthroCare Corp.                              27,200            187
   Arvin Industries, Inc.                        52,500          1,299
   Atlantic Southeast Airlines Inc.              56,800          1,246
#  Ascent Entertainment Group, Inc.              17,400            274
   Ashland Coal Inc.                             32,900            913
#  Aspen Technologies, Inc.                      24,300          1,941
   Associated Banc-Corp.                         38,783          1,663
#  Associated Group, Inc.                        30,224            914
#  Associated Group, Inc. Class B                   375             11
   Astoria Financial Corp.                       44,900          1,658
   Atlantic Energy, Inc.                        124,100          2,125
#  Atlantic Tele-Network, Inc.                   28,800            443
   Atmos Energy Corp.                            36,700            876
#  Aura Systems, Inc.                           136,000            300
#  Auspex Systems, Inc.                          76,700            901
   Authentic Fitness Corp.                       44,400            533
   Avalon Properties, Inc. REIT                  69,300          1,992
#  Avant! Corp.                                  40,638          1,285
#  Avatar Holding, Inc.                          23,700            767
#  Aviall Inc.                                   74,275            687
#  Avid Technology, Inc.                         47,800            499
#  Aztar Corp.                                   95,800            671
#  BBN Corp.                                     50,500          1,136
#  BDM International, Inc.                       35,700          1,923
#  BISYS Group, Inc.                             62,800          2,328
#  BJ Services Co.                               89,300          4,554
   BMC Industries, Inc.                          67,600          2,129
#  BMC West Corp.                                46,300            573
   BRE Properties Inc. Class A REIT              75,348          1,865
#  BT Office Products
     International, Inc.                         58,900            523
   BW/IP Inc.                                    66,600          1,099
#  Baby Superstore, Inc.                         30,500            736
   Baldor Electric Co.                           50,570          1,245
   Ball Corp.                                    73,800          1,919
   Ballard Medical Products                      62,966          1,173
   BancorpSouth, Inc.                            42,700          1,169
#  Banctec, Inc.                                 50,428          1,040
   Bank of Granite Corp.                         31,975            945
   Bankers Life Holding Corp.                    43,300          1,083
   Bank North Group                              26,100          1,070
   Banta Corp.                                   72,500          1,645
   Barefoot, Inc.                                69,600          1,101
   Barnes Group, Inc.                            15,500            930
#  Barnett, Inc.                                 27,400            736
#  Barr Labs Inc.                                30,900            784
#  Barrett Resources Corp.                       76,200          3,248
   Bassett Furniture Industries, Inc.            32,525            809
   Battle Mountain Gold Co. Class A             546,400          3,757
   Bay Apartment Communities,
     Inc. REIT                                   44,500          1,602
   Bay State Gas Co.                             30,076            850
   Bay View Capital Corp.                        25,203          1,073
#  BE Avionics Inc.                              40,100          1,095
   Beacon Properties Corp. REIT                  78,300          2,868
   Bearings, Inc.                                31,800            886
#  Belco Oil & Gas Corp.                         29,800            816
   Belden Inc.                                   56,200          2,079
#  Bell & Howell Co.                             32,000            760
#  Benton Oil & Gas Co.                          73,700          1,649
#  Berg Electronics Corp.                        23,700            696
   W.R. Berkley Corp.                            33,250          1,698
   Berkshire Realty Co., Inc. REIT               93,400            922
   Berry Petroleum Class A                       72,500          1,042
#  Best Buy Co., Inc.                            76,800            816
#  Billing Information Concepts                  45,700          1,322
   Bindly Western Industries, Inc.               43,500            843
#  Bio-Rad Laboratories, Inc.
     Class A                                     29,900            897
#  Biotechnology General                        124,400          1,641
#  Biomatrix, Inc.                               39,100            626
   Birmingham Steel Corp.                        65,600          1,246
#  Black Box Corp.                               44,100          1,803
   Black Hills Corp.                             33,200            934
   Blair Corp.                                   19,300            372
   Block Drug Co. Class A                        30,243          1,414
   Blount International, Inc.                    25,200            967
   Bob Evans Farms, Inc.                         97,800          1,320
#  Boca Research, Inc.                           33,900            356
#  Bombay Co.                                   117,275            542
#  Books-a-Million Inc.                          56,400            388
#  Boole & Babbage Inc.                          59,963          1,469
   Borg-Warner Automotive, Inc.                  34,900          1,344
#  Borg-Warner Security Corp.                    67,500            726
#  Borland International, Inc.                   62,500            342
#  Boston Beer Co., Inc. Class A                 37,700            386
#  Boston Technology, Inc.                       56,600          1,624
   Bowne & Co., Inc.                             39,900            983
#  Box Energy Corp. Class B                      81,600            750
#  Boyd Gaming Corp.                             57,100            471
   W.H. Brady Class A                            50,200          1,220
   Breed Technological Inc.                      40,900          1,063
   Brenton Banks, Inc.                           30,635            851
#  Brightpoint, Inc.                             34,650          1,027
#  Bristol Hotel Co.                             39,400          1,251
#  Brite Voice Systems, Inc.                     39,900            591
#  Broadband Technologies, Inc.                  45,500            683
#  Broderbund Software, Inc.                     42,600          1,265
   Brown Group, Inc.                             62,200          1,143
   Brush Wellman, Inc.                           56,600            927
#  Buckeye Cellulose Corp.                       39,600          1,054
#  Buffets Inc.                                 120,049          1,084
#  Burlington Coat Factory
     Warehouse Corp.                             26,700            347
#  Burlington Industries, Inc.                  147,100          1,618
#  Burr-Brown Corp.                              39,000          1,004
#  CAI Wireless Systems, Inc.                    56,655             56
   CBL & Associates Properties,
     Inc. REIT                                   47,500          1,229





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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   CCB Financial Corp.                           43,083    $     2,940
#  C-Cor Electronics, Inc.                       39,100            521
#  CDI Corp.                                     34,800            987
   CKE Restaurants Inc.                          45,600          1,642
#  CKS Group, Inc.                               18,700            525
   CMAC Investment Corp.                         55,900          2,054
   CML Group, Inc.                              179,600            606
   CNB Bancshares, Inc.                          43,847          1,831
#  CNS, Inc.                                     48,600            705
   CPI Corp.                                     55,000            921
#  C. P. Clare Corp.                             21,400            211
#  CSF Holdings Inc. Contingent
     Litigation Rights                           29,125             15
#  CSG Systems International, Inc.               13,100            203
#  C-TEC Corp.                                   37,900            914
#  Cuno Inc.                                     49,550            743
   CWM Mortgage Holdings Inc.                   111,400          2,395
#  Cable Design Technologies                     40,400          1,250
   Cabot Oil & Gas Corp. Class A                 67,126          1,149
#  Caere Corp.                                   57,700            660
#  Cal Fed Bancorp Inc.                         108,978          2,670
#  Calgene, Inc.                                113,300            574
   Calgon Carbon Corp.                           95,100          1,165
#  California Amplifier, Inc.                    31,900            199
   Cali Realty Corp. REIT                        36,100          1,115
#  California Microwave, Inc.                    42,700            630
   California Water Service Co.                  25,813          1,084
   Calmat Co.                                    44,200            829
   Cambrex Corp.                                 26,500            868
   Camco International, Inc.                     60,100          2,772
   Camden Property Trust REIT                    33,300            953
#  Canandaigua Wine Co., Inc.
     Class A                                     14,800            421
#  Canandaigua Wine Co., Inc.
     Class B                                     22,100            727
#  Cannondale Corp.                              32,600            725
   Capital Re Corp.                              24,800          1,156
   Capitol American Financial Corp.              21,500            782
   CapMAC Holdings Inc.                          18,900            626
#  Capstone Pharmacy
     Services, Inc.                              52,700            593
#  Capsure Holdings                              61,400            698
   Capstead Mortgage Corp.                       85,900          2,062
   Caraustar Industries, Inc.                    59,000          1,954
   Carlisle Co., Inc.                            31,900          1,930
#  Carmike Cinemas, Inc. Class A                 37,600            954
   Carpenter Technology Corp.                    36,400          1,333
   CarrAmerica Realty Corp. REIT                 81,900          2,396
#  Carrington Labs Inc.                          31,300            246
#  Carson Pirie Scott & Co.                      37,900            957
   Carter-Wallace, Inc.                          50,900            795
   Casey's General Stores                        59,700          1,123
   Cash America International Inc.              102,412            871
#  Casino America, Inc.                          85,300            272
#  Casino Magic Corp.                           124,900            306
   A.M. Castle & Co.                             45,025            867
#  Castle & Cooke, Inc.                          24,900            395
#  Catalina Marketing Corp.                      47,100          2,596
#  Catellus Development Corp.                   176,650          2,009
   Cato Corp. Class A                            57,800            296
   Cavalier Homes, Inc.                          60,050            691
#  Cellular Communications
     International Inc.                          24,800            713
#  Cellular Communications of
     Puerto Rico, Inc.                           26,300            516
#  Cellpro, Inc.                                 35,300            432
#  Cellstar Corp.                                56,000          1,001
#  Cellular Technical Services Co.               66,422          1,324
#  Cellularvision USA, Inc.                      26,800            186
#  Centennial Technologies, Inc.                 30,600          1,591
   Centerpoint Properties Corp. REIT             33,200          1,087
   Centex Corp.                                  69,800          2,626
   Centex Construction Products                  45,700            823
   Central Hudson Gas &
     Electric Corp.                              40,900          1,283
   Central Louisiana Electric Co.                52,200          1,442
   Central Maine Power Co.                       74,114            862
   Central Parking Corp.                         17,600            590
   Centura Banks, Inc.                           56,400          2,517
#  Century Communications Corp.
     Class A                                     77,116            438
#  Cephalon Inc.                                 56,700          1,152
#  Cerner Corp.                                  58,500            899
#  Champion Enterprises, Inc.                   136,948          2,670
#  Chancellor Broadcasting Co.
     Class A                                     40,400            954
   Chaparral Steel Co.                           33,500            406
#  Charming Shoppes, Inc.                       214,100          1,077
   Charter Power Systems, Inc.                   21,400            654
#  Chase Brass Industries, Inc.                  44,200            878
#  Checkfree Corp.                               47,000            802
   Chelsea GCA Realty, Inc. REIT                 30,200          1,046
   Chemed Corp.                                  24,800            905
   Chemical Finance                              20,362            807
   Chesapeake Corp. of Virginia                  49,800          1,562
#  Chicago Miniature Lamp, Inc.                   3,550            146
#  Chips & Technologies, Inc.                    53,600            972
   Chiquita Brands International, Inc.           67,900            866
   Chittenden Corp.                              38,635            927
   Church and Dwight, Inc.                       40,100            917
#  Chyron Corp.                                 226,600            651
#  Cidco, Inc.                                   25,800            448
   Cilcorp, Inc.                                 31,300          1,146
   Cincinnati Milacron, Inc.                     95,077          2,080
   Citifed Bancorp                               31,800          1,061
   Citizens Bancorp MD                           32,000          1,996
   Citizens Banking Corp.                        22,000            701
   Citizens Corp.                                35,000            788
#  Citizens Utilities Co. Class B               181,115          2,015
#  Citrix Systems, Inc.                          61,100          2,387
   City National Corp.                           92,300          1,996
   Claire's Stores, Inc.                        111,350          1,448
   Clarcor Inc.                                  45,350          1,003
#  Clarify, Inc.                                 24,300          1,159
   Cleveland-Cliffs Iron Co.                     24,500          1,112
#  Cliffs Drilling Co.                           23,507          1,478
#  Clintrials Research, Inc.                     36,700            821
   Coachmen Industries, Inc.                     35,700          1,013
#  Coast Savings Financial, Inc.                 43,600          1,597
#  Coastal Physician Group, Inc.                 77,400            271





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
#  Coastcast Corp.                               33,800    $       490
   Coca-Cola Bottling Co.                        20,722          1,000
#  Cocensys, Inc.                                63,700            362
   Coeur d'Alene Mines Corp.                     48,943            740
#  Cognex Corp.                                  82,400          1,519
#  Coherent Communications
     Systems Corp.                               34,200            660
#  Coherent, Inc.                                25,500          1,090
#  Cole National Corp. Class A                   39,800          1,045
   Collective Bancorp, Inc.                      47,500          1,668
   Collagen Corp.                                39,600            728
#  Collins & Aikman Corp.                       159,800            999
   Colonial Bancgroup, Inc.                      33,700          1,348
   Colonial Properties Trust REIT                40,300          1,224
#  Coltec Inc.                                  120,700          2,278
#  Columbia Laboratories Inc.                    80,100          1,161
   Columbus Realty Trust REIT                    47,400          1,078
#  COMFORCE Corp.                                31,600            450
   Commerce Bancorp, Inc.                        40,148          1,325
   Commerce Group, Inc.                          53,700          1,356
   Commercial Federal Corp.                      35,100          1,685
   Commercial Intertech Corp.                    62,150            847
   Commercial Metals Co.                         30,566            921
#  Commnet Cellular Inc.                         31,500            874
   Commonwealth Bancorp                          31,200            464
   Commonwealth Energy Systems                   42,000            987
#  Compdent Corp.                                36,600          1,299
#  Computer Network
     Technology Corp.                            96,800            487
#  Computer Management
     Sciences, Inc.                              36,225            851
#  Computer Products, Inc.                       56,522          1,106
#  Computervision Corp.                         151,300          1,400
#  Comverse Technology, Inc.                     50,100          1,894
#  Computer Horizons Corp.                       33,800          1,284
#  Conceptus, Inc.                               22,300            226
#  Cone Mills Corp.                              83,200            655
#  Conmed Corp.                                  34,050            690
   Connecticut Natural Gas Corp.                 38,500            982
#  ContiFinancial Corp.                             500             18
#  Control Data Corp.                            40,100            880
#  Cooper & Chyan Technology, Inc.               20,100            653
   Adolph Coors Co. Class B                      90,300          1,727
#  Copytele, Inc.                               129,400            643
#  Cor Therapeutics, Inc.                        76,600            761
#  Coram Healthcare Corp.                        25,400            127
#  COREStaff, Inc.                               28,800            682
#  Cort Business Services Corp.                   2,900             60
   Corus Bankshares Inc.                         24,700            806
   Cousins Properties, Inc. REIT                 53,100          1,493
#  Covenant Transport, Inc.                      20,200            295
#  Coventry Corp.                                73,300            687
   Crawford & Co. Class B                        55,200          1,263
#  Credence Systems Corp.                        61,700          1,230
#  Credit Acceptance Corp.                       51,100          1,194
#  Cree Research, Inc.                           53,400            504
   Crescent Real Estate Equities,
     Inc. REIT                                   49,200          2,595
   Criimi Mae, Inc. REIT                        101,500          1,307
   Crompton & Knowles Corp.                     166,812          3,211
   A.T. Cross Co. Class A                        42,700            496
   Cross Timbers Oil Co.                         34,900            877
   Crown American Realty
     Trust REIT                                  98,300            737
#  Crown Central Petroleum Corp.
     Class A                                     39,700            491
#  Cryolife, Inc.                                38,500            491
   Cubic Corp.                                   28,500            659
   Cullen/Frost Bankers, Inc.                    51,780          1,715
#  Culligan Water Technologies                   40,800          1,652
   Curtiss-Wright Corp.                          13,600            685
#  Cybercash, Inc.                               13,850            324
#  Cygnus Inc.                                   63,400            915
#  Cyrix Corp.                                   39,900            713
#  Cytogen Corp.                                107,820            586
#  Cytel Corp.                                  105,700            357
#  DII Group, Inc.                               42,523            975
#  D. R. Horton, Inc.                            42,944            467
#  DSP Communications, Inc.                     114,400          2,209
#  Daka International, Inc.                      38,600            369
   Dallas Semiconductor Corp.                    64,000          1,472
   Dames & Moore, Inc.                           37,600            550
   Daniel Industries, Inc.                       50,600            746
   Dart Group Corp. Class A                       7,567            686
#  Data General Corp.                            85,500          1,240
#  Data Translation II, Inc.                      7,450             29
#  Datascope Corp.                               51,400          1,015
#  Datastream Systems, Inc.                      22,700            409
   Dauphin Deposit Bank & Trust                  73,200          2,397
   Dean Foods Corp.                              94,800          3,057
#  DecisionOne Corp.                             32,900            535
   Dekalb Genetics Corp. Class B                 36,400          1,852
   Delchamps, Inc.                               28,553            544
#  Delphi Financial Group, Inc.                  27,100            798
   Delta & Pine Land Co.                         47,549          1,522
#  Department 56 Inc.                            49,700          1,230
   Deposit Guaranty Corp.                        89,600          2,778
#  Destec Energy Inc.                            40,400            631
   Developers Diversified Realty
     Corp. REIT                                  45,000          1,671
   Devon Energy Corp.                            46,400          1,612
#  Devry, Inc.                                   61,000          1,434
   Dexter Corp.                                  55,100          1,756
   Diagnostic Products Corp.                     25,000            647
#  Dialogic Corp.                                24,300            759
#  Diamond Multimedia
     Systems, Inc.                               71,263            833
#  Digi International, Inc.                      44,800            431
#  Digital Microwave Corp.                       60,600          1,685
   Digital Systems International, Inc.           29,600            468
   Dimon Inc.                                    80,400          1,859
#  Dionex Corp.                                  29,300          1,040
#  Discovery Zone, Inc.                          39,400              5
#  Documentum, Inc.                              31,100          1,060
   Donaldson Co., Inc.                           49,300          1,652
#  Doubletree Corp.                              76,284          3,414
#  Dravo Corp.                                   61,000            862
#  The Dress Barn, Inc.                          66,000          1,002
   Dreyer's Grand Ice Cream, Inc.                29,000            859
   Duke Realty Investments
     Inc. REIT                                   69,200          2,664
#  Dura Pharmaceuticals, Inc.                   100,900          4,818
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                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Duriron Co., Inc.                             57,100    $     1,542
   Duty Free International Inc.                  70,500          1,022
#  Dynatech Corp.                                41,900          1,849
#  EIS International, Inc.                       30,500            263
#  ESS Technology, Inc.                          42,800          1,204
#  ETEC Systems, Inc.                            37,200          1,404
#  EZ Communications, Inc.                       28,400          1,026
#  Eagle Hardware & Garden, Inc.                 43,300            898
   Earthgrains Co.                               31,236          1,632
   Eastern Enterprises                           48,200          1,705
   Eastern Utilities Associates                  66,489          1,155
   Eaton Vance Corp.                             25,900          1,233
#  Egghead, Inc.                                 68,300            354
#  El Paso Electric Co.                         139,900            909
   Elcor Corp.                                   37,000            791
#  Electro Rent Corp.                            38,779            950
#  Electro Scientific Industries, Inc.           36,600            958
#  Electroglas, Inc.                             59,800            957
   Elizabethtown Corp.                           30,200            955
#  Eltron International Inc.                     24,900            507
#  Emcare Holdings Inc.                          30,900            709
#  Emmis Broadcasting Corp.
     Class A                                     17,600            570
   Empire District Electric Co.                  49,970            937
#  Employee Solutions, Inc.                      45,200            927
#  Encad, Inc.                                   27,600          1,132
#  Energy Conversion Devices, Inc.               41,800            572
   Energen Corp.                                 37,000          1,119
#  Energy Ventures Inc.                          32,400          1,648
   Enhance Financial Services
     Group, Inc.                                 30,800          1,124
   Ennis Business Forms, Inc.                    64,550            726
#  Envoy Corp.                                   35,500          1,338
#  Enzo Biochem, Inc.                            48,670            881
#  Epic Design Technology, Inc.                  43,500          1,088
#  Epitope Inc.                                  56,100            645
   Ethan Allen Interiors Inc.                    36,600          1,409
#  Evans & Sutherland
     Computer Corp.                              30,700            756
   Evans Withycombe Residential,
     Inc. REIT                                   41,800            878
#  Evergreen Media Corp.                         49,600          1,234
#  Exabyte Corp.                                 46,000            618
#  Excalibur Technologies Corp.                  40,200            628
#  Excite, Inc.                                  42,600            442
   Executive Risk, Inc.                          25,300            936
#  Executive Telecard Ltd.                       57,100            346
   Exide Corp.                                   43,100            991
   Expeditors International of
     Washington, Inc.                            59,400          1,359
#  Express Scripts                               37,200          1,339
#  Extended Stay America, Inc.                   77,000          1,550
   F & M Bancorporation, Inc.                    15,500            467
   F & M National Corp.                          44,841            958
   F.N.B. Corp.                                  23,315            545
#  FSI International, Inc.                       44,700            673
#  FTP Software, Inc.                            81,200            492
#  Fabri-Centers of America, Inc.                28,900            466
#  Fabri-Centers of America, Inc.
     Class B                                     33,900            521
#  Falcon Building Products, Inc.
     Class A                                     15,300            225
#  Falcon Drilling Co., Inc.                     39,200          1,539
   Family Dollar Stores, Inc.                    98,400          2,005
   Farmer Brothers, Inc.                          3,550            540
   Fedders Corp.                                 90,200            564
   Fedders Corp. Class A                         67,612            338
   Federal-Mogul Corp.                           81,800          1,800
   Federal Realty Investment
     Trust REIT                                  81,600          2,213
   Felcor Suite Hotels, Inc. REIT                56,600          2,002
   Ferro Corp.                                   62,300          1,768
   Fidelity National Financial, Inc.             53,637            811
#  Fieldcrest Cannon, Inc.                       41,900            670
#  Figgie International Inc. Class A             63,800            762
#  FileNet Corp.                                 36,100          1,151
   Financial Security Assurance
     Holdings Ltd.                               72,800          2,393
   Fingerhut Co.                                108,400          1,328
   Financial Trust Corp.                         16,402            655
   First American Financial Corp.                31,200          1,283
   First Citizens BancShares Class A             29,000          2,240
   First Commerce Bancshares Inc.
     Class A                                      8,900            249
   First Commerce Bancshares Inc.
     Class B                                      8,000            156
   First Commercial Corp.                        52,159          1,927
   First Commonwealth
     Financial Corp.                             50,800            946
   First Federal Savings Bank of
     Colorado                                    56,000            963
   First Financial Bancorp                       32,740          1,052
   First Financial Corp.-Indiana                  1,400             51
   First Financial Savings Assn.                 87,050          2,133
   First Hawaiian, Inc.                          54,600          1,925
   First Industrial Realty Trust REIT            56,500          1,716
   First Michigan Bank Corp.                     64,442          1,905
   First Midwest Bancorp                         47,000          1,525
   First Source Corp.                            31,956            791
   Firstbank of Illinois Co.                     10,760            370
   Firstbank Puerto Rico                         29,600            770
#  First Federal Financial Corp.                 46,375          1,020
   First Bancorp of Ohio                         71,600          2,551
   Fisher Scientific International Inc.          49,200          2,319
   Fleming Cos., Inc.                            88,100          1,520
#  Flores & Rucks, Inc.                          28,200          1,502
   Florida East Coast Railway Co.                12,900          1,127
   Florida Rock Industries, Inc.                 28,500            933
   Flowers Industries, Inc.                     138,700          2,982
   Fluke Corp.                                   20,700            924
#  Foamex International, Inc.                    67,400          1,108
#  Foodmaker, Inc.                              125,300          1,112
   Foremost Corp. of America                     21,600          1,296
   Fort Wayne National Corp.                     27,300          1,041
#  FoxMeyer Health Corp.                         38,784             63
   Franchise Finance Corp. of
     America REIT                                95,600          2,641
#  Franklin Electronic Publishers, Inc.          29,200            354
#  Franklin Quest Co.                            47,200            991
   Freeport-McMoRan, Inc.                        65,000          2,088
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
   Fremont General Corp.                         48,810    $     1,513
#  Friedman's Inc. Class A                       37,900            564
#  Fritz Cos., Inc.                               5,500             69
   Frontier Insurance Group, Inc.                27,060          1,035
#  Fuisz Technologies Ltd.                       49,200            378
   H.B. Fuller Co.                               33,350          1,551
   Fulton Financial Corp.                        78,376          1,665
   Fund American Enterprise
     Holding Co.                                 16,353          1,566
#  Furniture Brands
     International Inc.                         142,600          1,996
   Furon Co.                                     38,400            816
#  Fusion Systems                                33,800            727
   G & K Services, Inc.                          47,750          1,797
   GATX Corp.                                    49,600          2,406
#  GC Cos.                                       23,650            819
#  GRC International, Inc.                       34,100            277
   Gables Residential Trust REIT                 39,000          1,131
   Gainsco, Inc.                                 80,659            776
#  Galileo Corp.                                 23,800            596
   Arthur J. Gallagher & Co.                     32,700          1,014
#  Galoob Toys Inc.                              35,000            490
#  Garden Ridge Corp.                            60,100            522
#  Gasonics International Corp.                  46,500            482
#  Gaylord Container Corp.                      139,700            856
#  Gelman Sciences, Inc.                         30,900          1,004
   GenCorp, Inc.                                 63,400          1,149
#  General Communication, Inc.                   87,600            701
#  General Datacomm
     Industries, Inc.                            72,200            758
   General Growth Properties
     Inc. REIT                                   64,100          2,067
#  General Magic, Inc.                           57,000            128
#  General Scanning, Inc.                        37,300            427
#  Genesco, Inc.                                113,300          1,048
#  Gentex Corp.                                  72,000          1,449
#  Genesis Health Ventures Inc.                  57,300          1,783
#  Geneva Steel Class A                          62,400            187
#  Genrad, Inc.                                  58,000          1,349
#  Gensia Inc.                                  127,629            590
#  Genus, Inc.                                   25,000            138
   Geon Co.                                      51,900          1,019
#  Geotek Industries, Inc.                      132,300            951
#  Geoworks                                      14,500            353
   Gerber Scientific, Inc.                       31,100            463
#  Getchell Gold Corp.                           63,312          2,430
   Getty Petroleum Corp.                         37,900            616
#  Gibraltar Steel                               28,150            732
#  Gibson Greetings, Inc.                        33,400            651
   Giddings & Lewis, Inc.                        80,200          1,043
#  Gilead Sciences, Inc.                         74,200          1,850
   P.H. Glatfelter Co.                           60,900          1,096
#  Glendale Federal                             104,700          2,434
   Glimcher Realty Trust REIT                    49,500          1,089
#  Global Industrial
     Technologies, Inc.                          55,200          1,221
#  Global Industries, Ltd.                       66,000          1,217
#  Golden Books Family
     Entertainment, Inc.                         72,300            795
   Goulds Pumps, Inc.                            48,700          1,120
   Graco, Inc.                                   46,150          1,131
#  Grancare Inc.                                 56,672          1,013
   Great Financial Corp.                         40,300          1,179
   Greenfield Industries, Inc.                   37,500          1,146
   Greenwich Air Services, Inc.                  18,100            403
   Greif Brothers Corp. Class A                  42,800          1,220
   Grey Advertising, Inc.                         3,000            759
#  Griffon Corp.                                105,300          1,290
   Guarantee Life Cos., Inc.                     40,000            745
   Guilford Mills, Inc.                          29,200            777
#  Gulf South Medical Supply, Inc.               31,600            806
#  The Gymboree Corp.                            60,700          1,381
   HCC Insurance Holdings, Inc.                  67,550          1,621
#  HCIA, Inc.                                     5,000            173
#  HMT Technology Corp.                          43,400            656
#  HNC Software, Inc.                            35,800          1,121
#  HSN, Inc.                                     44,115          1,042
   HUBCO, Inc.                                   47,072          1,162
#  Ha-Lo Industries, Inc.                        35,250            972
#  Hadco Corp.                                   30,200          1,474
#  Haemonetics Corp.                             53,550          1,011
   Hancock Holding Co.                           25,007          1,038
#  Handleman Co.                                132,800          1,129
   Handy & Harman                                54,200            949
#  Harbinger Corp.                               35,200            915
   John H. Harland Co.                           75,300          2,485
   Harleysville National Corp.                    8,475            213
   Harman International
     Industries, Inc.                            35,725          1,987
#  Harmonic Lightwaves, Inc.                     41,200            631
   Harper Group, Inc.                            45,700          1,080
   Harte-Hanks Communications Co.                45,091          1,251
   Hartford Steam Boiler Inspection
     & Insurance Co.                             47,600          2,207
#  Hartmarx Corp.                               130,100            732
   Health Care Properties Investors              67,800          2,373
   Health Care REIT, Inc.                        47,100          1,154
   Healthcare Realty Trust Inc.                  41,200          1,092
#  Healthplan Services Corp.                     38,100            805
#  Health Management
     Systems, Inc.                               34,400            475
#  Healthdyne Technologies, Inc.                 45,001            405
#  Heartland Express, Inc.                       50,308          1,220
#  Heartland Wireless
     Communications, Inc.                        39,700            519
   Hechinger Co. Class A                         63,500            131
#  Hecla Mining Co.                             113,900            641
#  Heftel Broadcasting Corp.                     26,600            828
   Heilig-Meyers Co.                            124,900          2,030
   Helix Technology Corp.                        28,400            817
   Helmerich & Payne, Inc.                       60,300          3,143
   Herbalife International, Inc.                 48,200          1,570
   Heritage Financial Services, Inc.             30,800            666
#  Heritage Media Corp. Class A                  82,008            923
#  Hexcel Corp.                                  88,400          1,437
#  Highlands Insurance Group                     43,130            873
#  Highwaymaster
      Communications, Inc.                       51,000            921
   Highwood Properties, Inc. REIT                77,500          2,616
   Hollinger International, Inc.                 86,500            995
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                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Holly Corp.                                   23,700    $       634
#  Hollywood Entertainment Corp.                 50,400            939
#  Hollywood Park, Inc.                          71,700          1,089
#  Hologic, Inc.                                 42,200          1,044
   Home Beneficial Corp. Class B                 28,400          1,090
   Hon Industries, Inc.                          55,200          1,829
   Horace Mann Educators Corp.                   55,200          2,229
#  Horizon/CMS Healthcare Corp.                 122,231          1,543
   Horizon Group Inc. REIT                       44,164            878
#  Host Marriott Services                        63,540            580
   Hospitality Properties Trust                  53,500          1,552
   Houghton Mifflin Co.                          34,100          1,931
   Hudson Foods Inc. Class A                     52,850          1,004
   Huffy Corp.                                   53,200            765
   Hughes Supply, Inc.                           23,800          1,026
#  Hugoton Energy Corp.                          24,200            251
#  Human Genome Sciences, Inc.                   43,200          1,755
   Hunt Manufacturing Co.                        46,400            841
   J.B. Hunt Transport Services, Inc.            56,300            795
#  Hutchinson Technology, Inc.                   20,500          1,558
#  Hybridon, Inc.                                51,760            288
#  Hyperion Software Corp.                       64,000          1,356
   ICN Pharmaceuticals, Inc.                     83,935          1,647
#  ICU Medical, Inc.                             37,900            296
#  IDEC Pharmaceuticals Corp.                    41,600            985
   IDEX Corp.                                    40,900          1,631
#  IDT Corp.                                     30,400            336
#  IDX Systems Corp.                             23,480            675
   IES Industries, Inc.                          73,600          2,199
#  IHOP Corp.                                    33,700            805
#  IMP, Inc.                                     56,300            126
   IRT Property Co. REIT                         91,798          1,056
#  I-STAT Corp.                                  22,700            536
#  ITI Technologies, Inc.                        29,800            449
#  Identix, Inc.                                 74,500            610
#  Imatron, Inc.                                190,500            628
#  Immunex Corp.                                 37,400            725
#  Immulogic Pharmaceutical Corp.                60,900            400
#  Imperial Bancorp                              55,786          1,339
#  Imperial Credit                               78,564          1,650
#  In Focus Systems, Inc.                        27,500            590
#  Inbrand Corp.                                 42,000            940
#  Incyte Pharmaceuticals, Inc.                  25,300          1,297
   Indiana Energy, Inc.                          45,100          1,099
#  Inference Corp. Class A                       29,900            213
#  Information Resources, Inc.                   63,800            901
#  Inhale Therapeutic Systems                    43,100            657
#  Insilco Corp.                                 24,100            940
#  Inso Corp.                                    19,200            756
#  Insignia Financial Group                      80,200          1,805
#  Inphynet Medical
     Management, Inc.                            51,100            901
   Integon Corp.                                 46,000            817
#  Integrated Device
     Technology Inc.                            194,800          2,666
   Integrated Health Services, Inc.              53,300          1,299
#  Integrated Measurement
     Systems, Inc.                               12,600            222
#  Integrated Packaging
     Assembly Corp.                              42,000            341
#  Integrated Process
     Equipment Corp.                             41,300            741
#  Integrated Silicon Solution, Inc.             52,200            449
#  Integrated Systems, Inc.                      36,300            935
#  Intelidata Technologies Corp.                 45,400            332
#  Intelligent Electronics Inc.                  67,900            552
   Inter-Regional Financial
     Group, Inc.                                 41,200          1,452
#  Inter-Tel, Inc.                               36,400            696
#  Intercel, Inc.                                26,300            319
#  Intercardia, Inc.                             18,200            382
   Interface, Inc.                               51,800          1,036
#  Interdigital Communications
     Corp.                                      110,400            635
#  Intergraph Corp.                              91,400            948
#  Interim Services, Inc.                        38,003          1,349
#  Intermagnetics General Corp.                  49,120            589
#  Intermedia Communications Inc.                37,200            956
   Intermet Corp.                                65,100          1,038
#  International Cabletel, Inc.                  70,167          1,759
#  International Dairy Queen, Inc.
     Class A                                     44,100            890
#  International Family
     Entertainment, Inc. Class B                 67,250          1,042
#  International Imaging
     Materials Inc.                               5,300            118
   International Multifoods Corp.                48,300            875
   Interpool, Inc.                               39,100            914
#  Intersolv                                     65,300            600
   Interstate Power Co.                          28,500            827
#  Intervoice, Inc.                              60,800            752
#  Intevac, Inc.                                 12,400            205
   Invacare Corp.                                70,400          1,918
#  Investment Technology
     Group, Inc.                                 33,600            638
   Investors Financial Services Corp.
     Class A                                        877             24
#  Ionics, Inc.                                  38,800          1,862
#  Iron Mountain, Inc.                            8,100            248
   Irvine Apartment Communities,
     Inc. REIT                                   44,600          1,115
   Irwin Financial Corp.                         34,000            833
#  ISIS Pharmaceuticals, Inc.                    59,600          1,065
#  Isolyser Co., Inc.                            45,800            318
#  Itron, Inc.                                   33,300            583
   J & L Specialty Steel Inc.                    37,400            425
   JSB Financial                                 29,200          1,104
#  JTS Corp.                                     33,700            112
#  Jacobs Engineering Group Inc.                 49,700          1,174
#  Jacor Communications, Inc.
     Warrants Exp. 9/19/01                       33,100             65
   Jefferies Group, Inc.                         31,616          1,277
   Jefferson Bankshares, Inc.                    34,057            964
   John Alden Financial Group                    55,300          1,022
   John Nuveen Co. Class A                       27,900            739
#  Jones Intercable Inc.                         48,400            508
   Jones Medical Industries, Inc.                53,900          1,964
   Jostens Inc.                                  79,900          1,687
   Juno Lighting, Inc.                           43,900            697
#  Just for Feet, Inc.                           43,150          1,130





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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
   Justin Industries, Inc.                       61,550    $       716
   KCS Energy, Inc.                              33,900          1,212
   KN Energy, Inc.                               50,827          1,995
   K2 Inc.                                       32,010            880
#  Kaiser Aluminum &
     Chemical Corp.                              62,800            730
   Kansas City Life Insurance Co.                12,030            779
#  Katz Media Group                              61,900            696
   Kaufman & Broad Home Corp.                    88,600          1,141
   Kaydon Corp.                                  40,300          1,899
#  Keane, Inc.                                   80,600          2,559
#  Kelly Oil Corp.                               36,700             91
   Kellwood Co.                                  48,050            961
#  KEMET Corp.                                   93,300          2,152
   Kennametal, Inc.                              64,800          2,519
#  Kent Electronics Corp.                        60,600          1,560
   Keystone Financial, Inc.                      90,375          2,271
   Keystone International, Inc.                  73,800          1,485
   Kimball International, Inc. Class B           43,800          1,812
   Kimco Realty Corp. REIT                       62,700          2,187
#  Kinder Care Learning Centers Inc.             54,600          1,020
   Kinetic Concepts, Inc.                        57,200            711
#  Kirby Corp.                                   60,200          1,189
#  L. L. Knickerbocker Co.                       47,500            297
#  Knight Transportation, Inc.                   23,200            436
   Koger Equity Inc. REIT                        64,100          1,202
#  Kulicke & Soffa Industries, Inc.              45,800            873
#  LCA-Vision, Inc.                               2,300              5
   LSI Industries Inc.                           17,473            234
   LTC Properties, Inc.                          65,600          1,214
#  LTX Corp.                                    106,500            622
   La-Z-Boy Inc.                                 30,300            894
#  Laboratory Corp. of America                  191,352            550
   Laclede Gas Co.                               39,500            953
   Lance, Inc.                                   26,900            479
#  Landec Corp.                                  34,700            271
   Landauer, Inc.                                33,900            831
#  Lands' End, Inc.                              45,800          1,214
#  Landry's Seafood
     Restaurants, Inc.                           37,700            813
#  Landstar System                               38,300            880
#  Lattice Semiconductor Corp.                   53,500          2,454
   Lawson Products, Inc.                         28,100            622
   Lawter International Inc.                     72,166            911
#  Legato Systems, Inc.                          44,000          1,427
   Legg Mason Inc.                               35,200          1,355
   Lennar Corp.                                  64,350          1,754
#  Level One Communications                      46,100          1,637
   Libbey, Inc.                                  42,200          1,176
   Liberty Bancorp, Inc. (Oklahoma)              20,000            998
   Liberty Corp.                                 34,900          1,370
   Liberty Financial Cos., Inc.                  18,100            704
   Liberty Property Trust REIT                   70,300          1,810
   Life Re Corp.                                 26,300          1,016
   Life Technologies, Inc.                       37,950            946
#  Lifecore Biomedical Inc.                      37,200            660
#  Ligand Pharmaceuticals Class B                73,100          1,092
   Lilly Industries Inc. Class A                 61,950          1,131
#  Lin Television                                30,600          1,289
   Lincoln Electric Co.                          35,100          1,145
   Lincoln Electric Co. Class A                  24,200            726
   Lindsay Manufacturing Co.                     24,087          1,111
#  Liposome Co., Inc.                            78,700          1,510
   Liqui-Box Corp.                               22,700            749
#  Littelfuse, Inc.                              27,600          1,332
#  Living Centers of America, Inc.               34,100            946
#  Lo-Jack Corp.                                 85,900            848
   Logicon, Inc.                                 28,800          1,051
#  Logic Works, Inc.                             24,900            139
   Lone Star Industries, Inc.                    31,500          1,162
   Long Island Bancorp, Inc.                     59,200          2,072
   Longs Drug Stores, Inc.                       31,600          1,552
   Longview Fiber Co.                           123,000          2,260
   Luby's Cafeterias, Inc.                       55,400          1,101
   Lukens, Inc.                                  50,500          1,016
#  Lydall, Inc.                                  40,300            907
   MAF Bancorp, Inc.                             40,423          1,395
#  MAIC Holdings Inc.                            29,901          1,013
   MDU Resources Group, Inc.                     69,225          1,592
   MGI Properties, Inc. REIT                     43,000            946
#  MRV Communications Inc.                       32,500            709
   MTS Systems Corp.                             37,900            767
#  MacFrugal's Bargains
     Close-Outs, Inc.                            63,000          1,645
   MacDermid, Inc.                               21,000            593
   The Macerich Co. REIT                         42,400          1,108
   Madison Gas & Electric Co.                    39,775            815
#  Mafco Consolidated                            20,900            530
#  Magellan Health Services Corp.                76,900          1,721
   Magna Bancorp, Inc.                           12,800            238
   Magna Group                                   66,100          1,950
#  Magnatek                                      89,300          1,150
#  Manhattan Bagel Co., Inc.                     29,000            209
   Manitowoc Co., Inc.                           37,800          1,531
   Manufactured Home
     Communities, Inc. REIT                      55,700          1,295
#  Manugistics Group, Inc.                       32,900          1,295
#  Marine Drilling Co., Inc.                    100,000          1,969
#  Mariner Health Group, Inc.                    65,400            544
#  Marisa Christina, Inc.                         2,200             19
   Mark Twain Bancshares, Inc.                   32,550          1,587
#  Markel Corp.                                   9,100            824
#  Marquette Medical Systems
     Class A                                     49,800          1,089
#  Marshall Industries                           40,700          1,246
#  Martek Biosciences Corp.                      31,200            612
   MascoTech Inc.                                80,300          1,315
#  Material Sciences Corp.                       58,200          1,048
#  Matrix Pharmaceutical, Inc.                   36,200            217
#  Maxicare Health Plans Inc.                    41,417            932
#  Maxxam Inc.                                   21,600          1,028
   McClatchy Newspapers, Inc.                    70,900          2,482
   McDonald and Co.
     Investments, Inc.                           37,160          1,291
#  McWorter Technologies Inc.                    36,450            834
   Meadowbrook Insurance
     Group, Inc.                                 30,100            632
   Measurex Corp.                                39,500            948
#  MedCath Inc.                                  36,900            581
   Media General, Inc. Class A                   27,100            820
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                                                                VALUE*
                                                 SHARES          (000)
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
#  Media 100 Inc.                                29,800    $       264
#  MedImmune Inc.                                44,400            766
   Medusa Corp.                                  37,050          1,274
   Mentor Corp.                                  54,400          1,598
#  Mercury Interactive Corp.                     56,300            732
   Meridian Diagnostics, Inc.                    44,600            588
#  Meridian Gold Co.                             10,900             45
   Merrill Corp.                                 31,000            721
   Merry Land & Investment Co.,
     Inc. REIT                                   86,418          1,858
#  Mesa Air Group Inc.                           76,300            525
#  Mesa, Inc.                                   216,400          1,136
#  MetaTools, Inc.                               26,600            311
   Methode Electronics, Inc. Class A             73,100          1,462
#  Metricom                                      50,400            753
#  Metrocall, Inc.                               57,301            290
#  Metromedia International
     Group, Inc.                                 86,300            852
#  Fred Meyer, Inc.                              64,700          2,297
#  Michaels Stores, Inc.                         28,918            345
#  Micros Systems, Inc.                          17,500            532
#  Microage, Inc.                                59,100          1,178
   Mid Am Inc.                                   47,609            821
#  Microchip Technology, Inc.                    85,700          4,360
#  Microcom Corp.                                54,000            662
#  Microtouch Systems, Inc.                      31,900            760
   Mid-America Apartment
     Communities, Inc. REIT                      38,500          1,112
#  Mid Atlantic Medical Services, Inc.           96,300          1,288
#  Midcom Communications, Inc.                   33,300            287
   Herman Miller, Inc.                           58,000          3,273
#  Miller Industries, Inc.                       67,950          1,359
   Mills Corp. REIT                              54,500          1,301
   Mine Safety Appliances Co.                    16,000            872
   Minerals Technologies, Inc.                   54,500          2,235
#  MiniMed, Inc.                                 22,200            708
   Minnesota Power & Light Co.                   75,700          2,082
   Mississippi Chemical Corp.                    49,600          1,190
   Mississippi Chemical Corp. - New              16,065          1,498
   Mitchell Energy & Development
     Corp. Class A                               88,000          1,969
#  Mobile Telecommunications
     Technologies Corp.                         126,900          1,067
#  MobileMedia Corp.                             95,400             43
   Modine Manufacturing Co.                      53,700          1,416
#  Mohawk Industries, Inc.                       50,200          1,117
#  Molten Metal Technology                       40,400            480
#  Robert Mondavi Corp.                          28,600          1,037
#  Morningstar Group, Inc.                       43,800            865
   Morrison Health Care Inc.                     33,116            488
   Mosinee Paper Corp.                           31,133          1,101
#  Mueller Industries Inc.                       40,300          1,552
#  Multicare Cos., Inc.                          44,550            902
#  Mycogen Corp.                                 42,300            899
   Myers Industries, Inc.                        49,070            828
#  Mylex Corp.                                   53,500            669
#  NABI, Inc.                                    68,900            611
   NAC Re Corp.                                  38,750          1,313
   NACCO Industries, Inc. Class A                20,495          1,096
#  NBTY, Inc.                                    62,800          1,189
#  NFO Research Inc.                             34,500            776
   N L Industries, Inc.                          39,500            430
   NN Ball and Roller                            41,200            633
#  NPC International Class A                     76,700            638
   NYMAGIC, Inc.                                 35,100            632
   Nash-Finch Co.                                43,800            942
   National Bankcorp of Alaska Inc.               9,700            677
   National Community Bancorp                    57,750          2,195
   National Computer Systems, Inc.               31,100            785
   National Data Corp.                           61,450          2,673
#  National Education Corp.                      84,200          1,284
   National Health Investors REIT                44,000          1,667
   National Penn Bancshares Inc.                 27,270            731
   National Presto Industries, Inc.              18,300            684
#  National Steel Corp. Class B                  54,700            506
#  National Western Life Insurance
     Co. Class A                                  9,500            837
   Nationwide Health Properties, Inc.            97,400          2,362
   Nature's Sunshine Inc.                        51,582            941
#  Nautica Enterprises Inc.                      92,514          2,324
#  Navistar International Corp.                 189,601          1,730
   Thomas Nelson, Inc.                           57,000            848
#  Neopath, Inc.                                 29,400            540
#  Netcom On-Line Communication
     Services, Inc.                              22,900            301
#  Netmanage, Inc.                               96,300            581
#  Network Appliance, Inc.                       40,900          2,081
#  Network Equipment Technologies                46,100            761
#  Network Peripherals, Inc.                     49,100            865
#  Neurex Corp.                                  46,500            793
#  Neurogen Corp.                                40,300            766
#  Neuromedical Systems, Inc.                    67,300            883
   Nevada Power Co.                             114,200          2,341
   New England Business
     Service, Inc.                               50,300          1,081
   New Jersey Resources Corp.                    42,300          1,237
   New York Bancorp Inc.                         36,700          1,422
#  Newfield Exploration Co.                      90,000          2,340
#  Newpark Resources, Inc.                       25,300            942
#  Nexstar Pharmaceuticals Inc.                  62,900            932
#  Nimbus CD International, Inc.                 36,100            311
   Norrell Corp.                                 30,400            828
   North American Mortgage Co.                   58,000          1,146
   North Carolina Natural Gas Corp.              28,835            833
   North Fork Bancorporation, Inc.               57,200          2,038
#  Northfield Laboratories, Inc.                 34,000            361
   Northland Cranberries, Inc.                   49,200          1,119
   Northwest Natural Gas Co.                     52,150          1,258
   Northwestern Public Service Co.               34,500          1,182
#  NovaCare, Inc.                               155,400          1,709
#  Nu-Kote Holding, Inc. Class A                 51,100            524
#  Novellus Systems, Inc.                        39,000          2,113
#  Noven Pharmaceuticals, Inc.                   52,800            733
#  Nuevo Energy Co.                              30,300          1,576
   OEA, Inc.                                     39,100          1,789
#  OHM Corp.                                     92,500            786
#  OIS Optical Imaging Systems, Inc.            118,200            192
   OM Group, Inc.                                44,400          1,196
#  OMI Corp.                                    111,500            976
#  Oak Industries, Inc.                          45,500          1,047
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SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
#  Oak Technology, Inc.                          79,900    $       904
   Oasis Residential, Inc. REIT                  52,100          1,185
#  OccuSystems, Inc.                             47,800          1,285
#  Oceaneering International, Inc.               66,000          1,048
#  Offshore Logistics, Inc.                      63,800          1,244
   Ogden Corp.                                  120,700          2,263
   Old National Bancorp                          58,076          2,265
#  Olympic Financial Ltd.                        85,300          1,226
   Omega Healthcare Investors, Inc.              40,000          1,330
   Onbancorp Inc.                                31,700          1,181
   One Valley Bancorp of West
     Virginia Inc.                               50,375          1,886
   Oneida Ltd.                                   38,290            689
   ONEOK, Inc.                                   56,300          1,689
#  Ontrak Systems, Inc.                          27,900            413
   Optical Coating Laboratory, Inc.              34,500            369
#  Optical Data System Inc.                      43,200            513
   Orange & Rockland Utilities, Inc.             31,600          1,134
#  Orbital Sciences Corp.                        72,400          1,240
#  Organogenesis, Inc.                           52,700          1,219
   Oregon Steel Mills, Inc.                      75,800          1,270
   Orion Capital Corp.                           32,425          1,982
#  Orthodontic Centers of
     America, Inc.                                6,300             99
#  Ostex International, Inc.                     53,600            302
   O'Sullivan Corp.                              60,800            669
   Otter Tail Power Co.                          26,400            855
   Outboard Marine Corp.                         44,700            738
   Overseas Shipholding Group Inc.               65,100          1,107
   Owens & Minor, Inc. Holding Co.               62,737            643
#  Oxford Resources Corp.                        19,400            595
#  P-Com, Inc.                                   38,400          1,142
#  PDT, Inc.                                     20,350            580
   PHH Corp.                                     85,100          3,659
#  PHP Healthcare Corp.                          40,500          1,038
#  PMT Services Inc                              68,900          1,201
   PXRE Corp.                                    30,133            748
   Pacific Scientific Co.                        56,500            636
#  Palmer Wireless, Inc.                         34,500            364
#  Papa John's International, Inc.               29,850          1,013
   Paragon Group Inc. REIT                       52,200            927
#  Paragon Trade Brands, Inc.                    41,200          1,236
#  Parexel International Corp.                   22,600          1,162
   Park Electrochemical Corp.                    20,200            460
   Parker & Parsley Petroleum Co.                87,200          3,205
#  Parker Drilling Co.                          178,100          1,714
#  Pathogenesis Corp.                            27,500            591
   Patriot American Hospitality,
     Inc. REIT                                   49,900          2,152
#  Patterson Dental Co.                          30,000            844
#  Paxar Corp.                                   53,625            925
#  Paxson Communications Corp.                   70,000            551
#  PEC Israel Economic Corp.                     33,100            554
#  Pediatrix Medical Group, Inc.                 19,700            726
   Penn Engineering &
     Manufacturing Corp.                         16,800            344
   Penn Engineering &
     Manufacturing Corp. Class A                 18,300            380
#  Penn National Gaming, Inc.                    33,000            483
   Penncorp Financial Group Inc.                 55,700          2,005
   Pennsylvania REIT                             40,000            975
   Pentair, Inc.                                 90,500          2,919
   Peoples Bank of Bridgeport                    42,100          1,208
#  People's Choice TV Corp.                      12,600             76
   Peoples Heritage Financial
     Group Inc.                                  58,800          1,639
#  Perclose, Inc.                                27,300            546
#  Performance Food Group Co.                    41,150            633
#  Periphonics Corp.                             44,000          1,276
#  Perrigo Co.                                  157,000          1,413
#  Personnel Group of America, Inc.              31,300            755
#  Petco Animal Supplies, Inc.                   34,800            709
#  Pete's Brewing Co.                            40,550            317
   Petroleum Heat & Power Co.                    49,600            310
   Petrolite Corp.                               23,200          1,090
#  Pharmaceutical Product
     Development, Inc.                           42,271          1,062
   Phillips-Van Heusen Corp.                     82,900          1,192
   Phoenix Duff & Phelps Corp.                  141,500          1,008
#  Phymatrix Corp.                               21,400            308
#  Physician Corp. of America                    89,600            907
#  Physicians Resource Group, Inc.               51,500            914
#  Physio-Control International Corp.            36,100            803
   Piedmont Natural Gas, Inc.                    70,843          1,656
   Pier 1 Imports Inc.                          107,625          1,897
#  Pinkerton's, Inc.                             28,200            709
#  Pinnacle Systems, Inc.                        22,200            230
   Pioneer Group Inc.                            49,300          1,162
   Pioneer Standard Electronics Inc.             42,650            552
   Piper Jaffray Cos., Inc.                      60,000            938
   Pittston Burlington Group                     55,500          1,110
   Pittway Corp. Class A                         35,800          1,915
#  Pixar, Inc.                                   30,600            400
#  Plains Resources                              64,400          1,006
#  Plantronics, Inc.                             20,200            909
#  Platinum Technology, Inc.                    114,177          1,549
#  Players International, Inc.                   95,950            510
#  Playtex Products, Inc.                        92,300            738
   Ply-Gem Industries, Inc.                      50,100            620
   Poe & Brown, Inc.                             24,500            658
   Polaris Industries, Inc.                      65,800          1,563
#  Policy Management
     Systems Corp.                               36,200          1,670
#  Pool Energy Service Co.                       65,300          1,012
   Pope & Talbot, Inc.                           51,700            821
#  Possis Corp.                                  44,500            918
   Post Properties, Inc. REIT                    51,300          2,065
#  Prepaid Legal Services, Inc.                  73,200          1,336
   Precision Castparts Corp.                     48,900          2,427
#  Precision Systems, Inc.                       47,200            239
   Premark International, Inc.                  133,800          2,977
#  Premenos Technology Corp.                     19,000            162
#  Premiere Technologies, Inc.                   27,400            692
   Price Enterprises, Inc.                       58,000            997
#  Pricellular Corp.                             72,497            834
#  Pride Petroleum Services                      69,000          1,596
#  Primadonna Resorts, Inc.                      33,300            570
#  Primark Corp.                                 63,400          1,569
#  Prime Hospitality Corp.                       72,000          1,161
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                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
#  Proffitt's, Inc.                              41,700    $     1,530
#  Prism Solutions, Inc.                         17,000            139
   Production Operators Corp.                    15,800            739
#  Progress Software Corp.                       50,800          1,010
#  Pronet, Inc.                                  46,100            199
#  Protein Design Labs                           36,200          1,312
#  Protocol Systems Inc.                         31,200            402
   Provident Bancorp Inc.                        41,375          1,396
#  PsiNet, Inc.                                  57,100            628
   Public Service Co. of New Mexico              89,300          1,753
   Public Service Co. of North
     Carolina, Inc.                              42,700            779
   Public Storage, Inc. REIT                    138,900          4,306
   Pulitzer Publishing Co.                       22,949          1,064
   Pulte Corp.                                   42,800          1,316
#  Pure Atria Software Corp.                     60,799          1,493
   Quaker State Corp.                            84,300          1,191
#  Quality Food Centers Inc.                     26,388            897
   Quanex Corp.                                  40,800          1,117
#  Quarterdeck Corp.                             64,600            268
   Queens County Bancorp, Inc.                   25,266          1,202
   Quick & Reilly Group, Inc.                    29,450            880
#  Quiksilver, Inc.                              29,600            636
#  Quickturn Design Systems, Inc.                60,500          1,244
#  Quintel Entertainment, Inc.                   13,700            127
   RCSB Financial Corp.                          39,400          1,138
   RFS Hotel Investors, Inc. REIT                56,600          1,118
#  RMI Titanium Co.                              30,900            869
   ROC Communities Inc. REIT                     41,300          1,146
#  RPC Inc.                                      46,800            702
#  RTW, Inc.                                     34,600            629
#  Radisys Corp.                                 12,400            603
#  RailTex, Inc.                                 36,900            918
#  Rainbow Technologies, Inc.                    30,400            570
#  Ralcorp Holdings Inc.                         74,000          1,563
   Raymond James Financial, Inc.                 35,300          1,063
   Realty Income Corp.                           53,500          1,277
#  Red Brick Systems, Inc.                       34,600            787
#  Red Roof Inns, Inc.                           44,900            696
#  Redhook Ale Brewery, Inc.                     31,100            303
   Redwood Trust, Inc.                           15,400            568
   Regal-Beloit Corp.                            50,200            985
#  Regal Cinemas, Inc.                           66,030          2,022
#  Regeneron Pharmaceuticals, Inc.               46,600            746
#  Regency Health Services, Inc.                 72,000            693
   Reinsurance Group of
     America, Inc.                               40,000          1,885
   Reliance Group Holdings                      146,300          1,335
#  Remedy Corp.                                  29,200          1,562
#  Renaissance Communications                    34,200          1,223
#  Renal Treatment Centers, Inc.                 68,800          1,754
#  Renters Choice, Inc.                          36,500            522
   Republic Bancorp, Inc.                         2,600             31
#  Republic Industries, Inc.                     60,370          1,883
#  Res-Care, Inc.                                36,000            621
   Resource Mortgage Capital
     Corp. REIT                                  47,400          1,392
#  Respironics, Inc.                             51,300            875
#  Rexall Sundown, Inc.                          22,700            617
   Riggs National Corp.                          75,500          1,307
#  Riscorp, Inc.                                 84,200            305
   Riser Foods, Inc. Class A                     30,600            972
   Rite Aid Corp.                                67,700          2,691
   The Rival Co.                                 37,600            924
   Roadway Express Inc.                          27,800            535
   Robbins & Myers, Inc.                         34,478            875
#  Roberts Pharmaceuticals                       27,800            311
#  Robotic Vision Systems, Inc.                  60,800            733
   Rochester Gas and Electric Corp.              92,700          1,773
   Rock-Tenn Co.                                 78,660          1,554
#  Rohr, Inc.                                    49,800          1,127
#  Rollins Environmental
     Services, Inc.                             255,937            448
   Rollins, Inc.                                 49,700            994
   Rollins Truck Leasing                         88,925          1,123
#  Romac International, Inc.                     26,900            588
   Roosevelt Financial Group                     80,800          1,687
   Roper Industries Inc.                         30,600          1,197
   Ross Stores, Inc.                             60,800          3,032
#  Rotech Medical Corp.                          58,800          1,227
   Rouge Steel Co. Class A                       34,200            722
#  Royal Gold, Inc.                              51,700            704
   Ruby Tuesday, Inc.                            46,175            854
   Ruddick Corp.                                 67,500            945
#  Rural/Metro Corp.                             25,500            912
   Russ Berrie, Inc.                             48,800            878
#  Ryan's Family Steak Houses, Inc.             118,100            816
   Rykoff-Sexton, Inc.                           61,625            978
   Ryland Group, Inc.                            57,000            784
   S & T Bancorp, Inc.                           28,800            875
   SEI Corp.                                     46,800          1,033
#  SPS Technologies, Inc.                        16,000          1,028
#  SPS Transaction Services                      35,800            546
#  SPSS, Inc.                                    24,500            669
   SPX Corp.                                     44,300          1,717
#  S3, Inc.                                     121,300          1,979
#  Safeskin Corp.                                20,600          1,009
   Safety-Kleen Corp.                           140,900          2,307
   St. John Knits, Inc.                          36,000          1,566
   St. Paul Bancorp, Inc.                        42,350          1,241
#  Samsonite Corp.                               31,000          1,192
   Sanderson Farms, Inc.                         20,500            341
#  Sanmina Corp.                                 42,500          2,401
#  Santa Cruz Operation, Inc.                    83,000            576
#  Sapient Corp.                                  8,400            350
   Saul Centers, Inc. REIT                       51,200            813
   Savannah Foods & Industries, Inc.             69,100            933
   Sbarro, Inc.                                  24,300            620
#  Henry Schein, Inc.                            18,200            624
#  R. P. Scherer Corp.                           55,700          2,799
   Schnitzer Steel Industries, Inc.
     Class A                                      8,000            204
#  Scholastic Corp.                              28,400          1,899
   A. Schulman Inc.                              88,500          2,179
   Schweitzer-Mauduit
     International, Inc.                         37,700          1,192
#  Sciclone Pharmaceuticals                      60,200            489
#  Scientific Games Holdings Corp.               28,600            765
#  Scios, Inc.                                   98,535            607
#  Scopus Technology, Inc.                       31,400          1,458
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                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
   Scotsman Industries, Inc.                     39,500    $       933
#  Scotts Co.                                    63,900          1,270
#  Seacor Holdings, Inc.                         25,300          1,591
   Seafield Capital Corp.                        19,400            759
#  Seagull Energy Corp.                         144,904          3,188
#  Seattle FilmWorks, Inc.                       41,518            838
#  Secure Computing Corp.                        20,800            185
   Security Capital Corp.                        21,700          1,595
   Security Connecticut Corp.                    32,800          1,152
#  Segue Software, Inc.                          20,700            374
#  Seitel, Inc.                                  33,300          1,332
   Selective Insurance Group                     34,600          1,319
#  Semitool, Inc.                                34,100            326
#  Sepracor Inc.                                 61,200          1,010
#  Sequa Corp. Class A                           26,500          1,040
#  Sequent Computer Systems, Inc.                70,500          1,247
#  Sequus Pharmaceuticals, Inc.                  66,400          1,058
#  Serologicals Corp.                            31,500          1,101
#  Service Merchandise Co., Inc.                235,312          1,000
#  7th Level, Inc.                                8,600             32
   Shopko Stores, Inc.                           58,400            876
#  Shoney's Inc.                                116,700            817
#  Shorewood Packaging                           46,600            917
#  Show Biz Pizza Time, Inc.                     64,500          1,189
   Showboat, Inc.                                56,100            968
#  Shuffle Master, Inc.                          51,950            468
   Shurgard Storage Centers, Inc.
     Class A REIT                                56,400          1,671
#  Sierra Health Services                        33,500            825
   Sierra Pacific Resources                      72,400          2,082
#  Sierra Semiconductor                          87,700          1,310
   SIG Corp.                                     36,433          1,261
#  Silicon Storage Technology, Inc.              34,300            166
#  Silicon Valley Bancshares                     33,300          1,078
#  Silicon Valley Group, Inc.                    71,800          1,440
#  Siliconix, Inc.                               24,000            552
   Simpson Industries, Inc.                      73,500            809
#  Simula, Inc.                                  27,200            367
#  Sitel Corp.                                   49,600            704
   Skyline Corp.                                 35,400            876
   Skywest, Inc.                                 28,700            402
#  Smart Modular Technologies, Inc.              37,600            938
   A.O. Smith Corp.                              36,100          1,078
#  Smith Micro Software, Inc.                    19,600             97
   Charles E. Smith Residential
     Realty, Inc. REIT                           40,300          1,179
#  Smithfield Foods, Inc.                        38,600          1,462
   Smiths Food & Drug Centers, Inc.
     Class B                                     32,195            998
   J.M. Smucker Co. Class A                      67,700          1,193
   J.M. Smucker Co. Class B                       1,000             16
   Snyder Oil Corp.                              67,400          1,171
#  Sodak Gaming, Inc.                            43,600            662
#  Sofamor Danek Group Inc.                      54,300          1,656
#  Software 2000, Inc.                           24,200            198
#  Sola International, Inc.                      61,100          2,322
#  Solv-Ex Corp.                                 36,700            518
#  Somatix Therapy Corp.                         55,600            181
#  Somatogen, Inc.                               66,600            728
#  Sonic Corp.                                   43,550          1,100
   Sotheby's Holdings Class A                   100,600          1,874
   South Jersey Industries, Inc.                 34,836            849
   South West Property Trust,
     Inc. REIT                                   77,700          1,311
   Southdown, Inc.                               41,400          1,289
   Southern California Water Co.                 31,400            683
#  Southern Energy Homes, Inc.                   35,225            403
#  Southern Union Co.                            39,585            871
   Southwest Gas Corp.                           64,000          1,232
   Southwestern Energy Co.                       74,200          1,122
   Sovereign Bancorp, Inc.                      110,600          1,445
#  Spacelabs Medical                             39,800            831
#  Spectrum Holobyte                             96,600            731
#  Speedfam International, Inc.                  23,400            670
   Spieker Properties, Inc. REIT                 72,200          2,599
#  Sports & Recreation                           92,200            715
#  The Sports Authority, Inc.                    76,100          1,655
   Springs Industries Inc. Class A               32,500          1,398
#  Staar Surgical Co.                            58,200            768
   Stac, Inc.                                    86,800            564
   Standard Financial, Inc.                      62,200          1,228
#  Standard Microsystem                          24,400            229
   Standard Motor Products, Inc.                 43,400            602
   Standard Products Co.                         48,325          1,232
   The Standard Register Co.                     33,200          1,079
   Standex International Corp.                   27,900            861
   Stanhome, Inc.                                42,300          1,121
   L. S. Starrett Co. Class A                    28,900            820
#  Starsight Telecast, Inc.                      47,100            445
#  State of the Art, Inc.                        28,508            358
#  Station Casinos, Inc.                         68,500            694
#  Steck-Vaughn Publishing Corp.                 29,300            337
   Steel Technologies, Inc.                      43,250            578
#  Stein Mart, Inc.                              34,950            699
   Stewart & Stevenson
     Services, Inc.                              74,210          2,161
#  Stillwater Mining Co.                         40,200            724
   Stone & Webster, Inc.                         29,800            939
   Storage USA, Inc. REIT                        51,100          1,923
#  Storage Computer Corp.                        13,000            171
#  Stormedia, Inc.                               36,602            592
#  Stratosphere Corp.                            68,700             60
#  Stratus Computer, Inc.                        61,800          1,684
   Strawbridge & Clothier Class A                33,057            539
   Stride Rite Corp.                            114,200          1,142
#  Structural Dynamics
     Research Corp.                              81,400          1,613
   Student Loan Corp.                            15,200            566
   Sturm, Ruger & Co., Inc.                      43,800            849
#  Submicron Systems Corp.                       68,700            290
   Sumitomo Bank of California                   10,584            273
#  Summit Care Corp.                             22,700            365
#  Summit Medical Systems, Inc.                  12,900             96
   Summit Properties, Inc. REIT                  50,400          1,115
#  Summit Technology, Inc.                       75,400            419
   Sun Communities, Inc. REIT                    34,500          1,190
#  Sun Healthcare Group, Inc.                    96,300          1,300
#  Sunshine Mining and Refining Co.             296,400            278
#  Sunrise Medical, Inc.                         41,600            660
#  SunRiver Corp.                                48,500             76

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Superior Industries
     International, Inc.                         51,200    $     1,184
#  Supertex, Inc.                                34,300            457
   Susquehanna Bancshares, Inc.                  29,300          1,013
#  Swift Energy Co.                              46,300          1,383
#  Swift Transportation Co., Inc.                34,400            802
#  Sylvan Learning Systems, Inc.                 43,500          1,229
#  Symantec Corp.                               131,340          1,913
#  Symmetricom Inc.                              57,700          1,154
#  Synetic, Inc.                                 42,800          2,073
#  Syratech Inc.                                 26,500            835
#  System Software Associates, Inc.              66,600            703
#  Systems & Computer
     Technology Corp.                            53,600            871
#  Systemsoft Corp.                              52,400            773
#  TBC Corp.                                     99,600            759
   TCA Cable Television, Inc.                    37,700          1,129
#  TCSI Corp.                                    34,500            218
   TJ International, Inc.                        37,100            849
   TNP Enterprises, Inc.                         37,900          1,038
   TR Financial Corp.                            33,500          1,193
#  Target Therapeutics, Inc.                     25,000          1,048
   Taubman Co. REIT                              77,000            991
#  Tech Data Corp.                               90,000          2,464
#  Tech-Sym Corp.                                28,049            834
#  Techne                                        34,664            888
#  Technology Solutions Co.                      39,700          1,638
#  Tecnol Medical Products Inc.                  55,600            831
#  Telco Systems, Inc.                           15,600            299
#  Tejas Gas Corp.                               34,665          1,651
   Tejon Ranch Co.                               41,400            595
#  Tekelec                                       33,400            530
#  Tel-Save Holdings, Inc.                       27,900            807
   Teleflex Inc.                                 43,350          2,260
#  Teltrend, Inc.                                26,000            723
   Telxon Corp.                                  39,900            494
#  Tencor Instruments                            75,700          2,001
   Tennant Co.                                   24,600            673
#  Tesoro Petroleum Corp.                        94,000          1,316
#  Tetra Technologies, Inc.                      51,500          1,310
#  Tetra Tech, Inc.                              43,387            860
   Texas Industries, Inc.                        27,160          1,375
#  Theragenics Corp.                             44,000            990
#  Theratech, Inc.                               62,850            829
   Thermo Remediation, Inc.                      32,900            288
#  Thermo TerraTech, Inc.                        37,300            368
#  ThermoSpectra Corp.                           17,700            217
#  ThermoTrex Corp.                              23,000            630
   Thiokol Corp.                                 42,900          1,920
   Thornburg Mortgage Asset Corp.                48,200          1,030
#  3DO Co.                                       82,600            398
#  Timberland Co.                                34,900          1,326
   Titan Wheel International, Inc.               59,300            756
#  Toll Brothers, Inc.                           51,700          1,008
   Tootsie Roll Industries, Inc.                 41,492          1,644
#  Top Source Technologies, Inc.                108,400            271
#  The Topps Co., Inc.                          134,825            548
   The Toro Co.                                  29,100          1,062
   Toronto Dominion Bank                         17,915            457
#  Tower Automotive, Inc.                        27,800            864
   Town & Country Trust REIT                     62,300            911
#  Toy Biz                                       38,000            741
#  Tracor, Inc.                                  50,259          1,074
   Trans Financial, Inc.                          9,500            221
#  Trans World Airlines                          67,800            462
#  Transaction Network
     Services, Inc.                              34,450            403
#  Transaction Systems
     Architects, Inc.                            63,300          2,089
#  Transcend Services, Inc.                      36,500            187
#  Transitional Hospital Corp.                  101,850            980
#  TransTexas Gas Corp.                          25,300            361
   Tredegar Industries Inc.                      31,100          1,248
#  Tremont Corp.                                 22,065            797
   Trenwick Group Inc.                           15,700            730
#  Trident Microsystems, Inc.                    50,800            851
#  Triarc Cos., Inc. Class A                     84,700            974
   Trimas Corp.                                  37,100            886
#  Trimble Navigation Ltd.                       59,200            685
   Trinet Corporate Realty Trust,
     Inc. REIT                                   27,100            962
   Trinova Corp.                                 63,300          2,303
#  Triquint Semiconductor, Inc.                  32,200            843
   True North Communications                     43,300            947
#  Trump Hotels & Casino
     Resorts, Inc.                               70,100            841
   The Trust Co. of New Jersey                   68,870            968
   Trustco Bank                                  45,781            976
   Trustmark Corp.                               63,000          1,630
#  Tuboscope Vetco
     International Corp.                         99,700          1,539
#  Tucson Electric Power Co.                     75,360          1,253
   20th Century Industries of CA                111,000          1,873
#  Tyco Toys, Inc.                              133,200          1,565
   UGI Corp. Holding Co.                         78,700          1,761
#  UICI                                          80,800          2,611
   UMB Financial Corp.                           41,747          1,717
   UNR Industries, Inc.                          70,800            420
#  USA Detergents, Inc.                          21,400            880
   UST Corp.                                     65,000          1,333
   Ultramar Diamond
     Shamrock Corp.                              56,202          1,777
#  Ultratech Stepper, Inc.                       60,200          1,422
   Unifirst Corp.                                46,000            978
#  Union Acceptance Corp.                        40,800            714
#  Uniphase Corp.                                39,200          2,063
   United Carolina Bancshare Corp.               57,700          2,268
   United Cities Gas Co.                         44,141          1,010
   United Cos. Finance Corp.                     62,402          1,661
   United Bankshares, Inc.                       35,800          1,172
   United Dominion Realty Trust REIT            134,600          2,086
   United Fire & Casualty Co.                    25,925            959
   United Illuminating Co.                       33,250          1,043
#  United International Holdings,
     Inc. Class A                                90,700          1,094
#  United Meridian Corp.                         70,400          3,643
#  U.S. Filter Corp.                             92,000          2,921
#  U.S. Long Distance Corp.                      40,400            328
#  U.S. Home Corp.                               42,200          1,097
#  US Office Products Co.                        81,200          2,756
#  United States Can Co.                         39,800            672
   United States Trust Corp.                     23,000          1,814

-----------------------------------------------------------------------
                                                                MARKET
SMALL CAPITALIZATION                                            VALUE*
STOCK PORTFOLIO                                  SHARES          (000)
-----------------------------------------------------------------------
#  United Stationers, Inc.                       31,900    $       654
   United Television, Inc.                        9,400            823
#  United Video Satellite Group, Inc.            37,300            643
#  United Waste Systems, Inc.                    95,600          3,280
   United Water Resources, Inc.                  56,968            883
   United Wisconsin Services Inc.                30,900            811
#  Unitrode Corp.                                34,900          1,025
   Universal Corp.                               82,500          2,650
   Universal Foods Corp.                         60,700          2,140
   Universal Health Realty Income
     Trust REIT                                  40,600            832
#  Universal Health Services
     Class B                                     79,200          2,267
   USFreightways Corp.                           52,000          1,427
   Urban Shopping Centers,
     Inc. REIT                                   41,500          1,204
#  UROHEALTH Systems, Inc.
     Class A                                     30,700            238
#  Uromed Corp.                                  38,700            370
#  VLSI Technology, Inc.                        111,900          2,658
#  Valassis Communication                        57,200          1,208
   Valhi, Inc.                                   47,900            305
#  ValuJet Inc.                                  80,500            511
   Valmont Industries, Inc.                      26,000          1,066
   Valspar Corp.                                 36,100          2,044
#  Value City Department Stores, Inc.            66,600            699
   Value Line, Inc.                              12,600            573
#  Vans, Inc.                                    43,600            537
#  Vanguard Cellular Systems, Inc.
     Class A                                     69,450          1,085
#  Vanstar Corp.                                 48,800          1,196
#  Vantive Corp.                                 31,400            977
#  Varco International, Inc.                     65,700          1,519
#  Ventritex Inc.                                45,400          1,109
#  Veritas Software Corp.                        24,500          1,213
#  Verity, Inc.                                  16,200            247
#  Vertex Pharmaceuticals, Inc.                  45,100          1,810
   Vesta Insurance Group, Inc.                   44,550          1,398
#  Veterinary Centers of
     America, Inc.                               50,100            545
#  Viasoft, Inc.                                 41,100          1,947
#  Vicor Corp.                                   76,300          1,273
#  Videoserver, Inc.                             31,300          1,322
#  Viewlogic Systems, Inc.                       61,200            685
#  Visio Corp.                                   18,500            907
#  Visix Space Inc.                              29,000            647
   Vital Signs, Inc.                             24,800            646
#  Vitesse Semiconductor Corp.                   43,200          1,968
#  Vivus, Inc.                                   41,400          1,506
   Vornado Realty Trust REIT                     57,700          3,029
   WD-40 Co.                                     20,250          1,035
#  WFS Financial, Inc.                           22,017            429
#  WHX Corp.                                     47,800            424
#  WMS Industries, Inc.                          42,350            847
   WPL Holdings, Inc.                            72,500          2,039
   WPS Resources Corp.                           56,100          1,599
#  Waban, Inc.                                   72,800          1,893
   Wabash National Corp.                         43,800            805
   Wackenhut Corp.                               38,200            659
   Wackenhut Corp. Class B                        3,656             56
   Walden Residential Properties,
     Inc. REIT                                   43,800          1,090
#  Wall Data Inc.                                39,750            596
#  Walter Industries, Inc.                       94,300          1,320
#  Wang Laboratories, Inc.                       86,500          1,762
   Washington Energy Co.                         56,269          1,161
   Washington Federal Inc.                      100,200          2,630
   Washington Gas Light Corp.                   106,000          2,398
   Washington National Corp.                     37,830          1,040
   Washington REIT                               72,550          1,270
#  Waters Corp.                                  62,700          1,905
   Watkins-Johnson Co.                           24,900            610
   Watts Industries Class A                      48,000          1,146
   Wausau Paper Mills Co.                        66,332          1,223
   Del Webb Corp.                                53,396            874
   Weeks Corp. REIT                              37,600          1,250
   Weingarten Realty Investors REIT              55,300          2,247
   Wellman, Inc.                                 76,000          1,302
   Wellsford Residential Property
     Trust REIT                                  39,425            956
   Werner Enterprises, Inc.                      46,050            838
   West Co., Inc.                                31,300            884
#  West Marine, Inc.                             29,800            827
   WestAmerica Bancorporation                    22,100          1,285
   Western Gas Resources, Inc.                   40,600            782
   Western Investment Real Estate
     Trust REIT                                  69,800            907
#  Westpoint Stevens, Inc.                       39,200          1,166
#  Westwood One, Inc.                            73,600          1,219
#  White River                                   17,426            993
   Whitney Holdings                              39,650          1,390
#  Whittaker Corp.                               49,400            624
#  Whole Foods Market, Inc.                      44,800          1,000
   Wicor, Inc.                                   42,800          1,535
   John Wiley & Sons Class A                     30,500            984
#  Williams Sonoma, Inc.                         44,962          1,630
#  Wind River Systems                            28,400          1,340
   Windmere-Durable Holdings Inc.                67,267            866
   Winnebago Industries, Inc.                    80,300            582
#  Winstar Communications, Inc.                  64,700          1,363
#  Wolverine Tube, Inc.                          32,700          1,153
   Wolverine World Wide, Inc.                    66,650          1,933
#  Wonderware Corp.                              28,400            254
#  Workgroup Technology Corp.                    43,900            283
#  World Acceptance Corp.                        12,400             82
#  World Color Press, Inc.                       82,700          1,592
   Wyle Electronics                              29,900          1,181
#  Wyman Gordon Corp.                            61,900          1,373
   X-Rite Inc.                                   50,900            853
#  Xoma Corp.                                   121,000            628
#  Xircom, Inc.                                  57,000          1,247
#  Xpedite Systems, Inc.                         25,800            542
   Xtra Corp.                                    41,900          1,817
#  Yahoo!, Inc.                                  15,500            265
#  Yellow Corp.                                  64,450            935
#  Young Broadcasting Corp.                      28,900            849
#  Youth Services International, Inc.            27,100            410
#  Zale Corp.                                    76,700          1,472
#  Zebra Technologies Class A                    45,000          1,043
#  Zenith Electronics Corp.                      63,121            686

-----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE*
                                                 SHARES          (000)
-----------------------------------------------------------------------
   Zenith National Insurance Corp.               29,600     $      810
   Zero Corp.                                    50,500          1,010
#  Zila, Inc.                                    53,500            358
#  Zilog Inc.                                    48,850          1,276
#  Zoran Corp.                                   31,500            551
   Zurich Reinsurance Centre
     Holdings, Inc.                              30,600            956
   Zurn Industries, Inc.                         47,900          1,251
#  Zytec Corp.                                   36,000            380
-----------------------------------------------------------------------
TOTAL COMMON STOCKS (97.7%) (1)
   (COST $1,406,837)                                         1,673,925
-----------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
-----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.9%)
-----------------------------------------------------------------------
U.S. TREASURY BILL--Note D
   5.17%, 1/9/97                                $ 1,500          1,499
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   6.39%, 1/2/97                                 47,946         47,946
-----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $49,445)                                               49,445
-----------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
   (COST $1,456,282)                                         1,723,370
-----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.6%)
-----------------------------------------------------------------------
Other Assets--Notes B and E                                     62,473
Liabilities--Note E                                            (72,489)
                                                            -----------
                                                               (10,016)
-----------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------
Applicable to 84,694,988 outstanding
   shares of beneficial interest
   (unlimited authorization)                                $1,713,354
=======================================================================

NET ASSET VALUE PER SHARE                                       $20.23
=======================================================================

*See Note A in Notes to Financial Statements.

#Non-Income Producing Security.

(1) The combined market value of common stocks, New York Stock Exchange Composite Index futures contracts, and S&P Midcap 400 Index futures contracts represents 100.1% of net assets.

ADR--American Depository Receipt.

REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------
AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------
                                                  AMOUNT            PER
                                                   (000)          SHARE
-----------------------------------------------------------------------
Paid in Capital                               $1,440,834         $17.02
Undistributed Net
   Investment Income                                (494)          (.01)
Accumulated Net
   Realized Gains                                  5,966            .07
Unrealized Appreciation
   (Depreciation)--Note D
   Investment Securities                         267,088           3.15
   Futures Contracts                                 (40)            --
-----------------------------------------------------------------------
NET ASSETS                                    $1,713,354         $20.23
=======================================================================

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and
Board of Trustees of
Vanguard Index Trust

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and t$e financial highlights appearing in the Annual Report to Shareholders present fairly, in all material respects, the financial position of Extended Market Portfolio, Total Stock Market Portfolio, Growth Portfolio, Value Portfolio, and Small Capitalization Stock Portfolio (separate portfolios of Vanguard Index Trust, the "Trust") at December 31, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and, with respect to unsettled securities transactions, the application of alternative auditing procedures, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103

January 31, 1997

                                                                     F400-12/96